AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 29, 2012

File Nos. 002-98772

811-04347

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 161	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 203	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

J.B. Kittredge, Esq. GMO Trust 40 Rowes Wharf Boston, Massachusetts 02110	Thomas R. Hiller, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
(Name and address of agents for service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☒	On June 30, 2012, pursuant to paragraph (b), or
☐	75 days after filing pursuant to paragraph (a)(2), of Rule 485.

This filing relates only to the 48 series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2012 and filed herewith. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO Trust

Prospectus

June 30, 2012

U.S. Equity Funds
■	U.S. Core Equity Fund
	Class III:	GMUEX	Class IV:	GMRTX
	Class V:	—	Class VI:	GMCQX
■	Quality Fund*
	Class III:	GQETX	Class IV:	GQEFX
	Class V:	GQLFX	Class VI:	GQLOX
■	U.S. Intrinsic Value Fund
	Class III:	GMVUX
■	U.S. Growth Fund
	Class III:	GMGWX
■	U.S. Small/Mid Cap Fund
	Class III:	GMSUX
■	Real Estate Fund
	Class III:	GMORX

International Equity Funds
■	International Core Equity Fund
	Class III:	GMIEX	Class IV:	GMIRX
	Class VI:	GCEFX
■	International Intrinsic Value Fund
	Class II:	GMICX	Class III:	GMOIX
	Class IV:	GMCFX
■	International Intrinsic Value Extended Markets Fund
	Class II:	—	Class III:	—
	Class IV:	GMOVX
■	International Large/Mid Cap Value Fund
	Class III:	—	Class IV:	—
	Class V:	—	Class VI:	—
■	International Growth Equity Fund
	Class III:	GMIGX	Class IV:	GMGFX
■	Developed World Stock Fund
	Class III:	GDWTX	Class IV:	GDWFX
■	International Small Companies Fund
	Class III:	GMISX
■	Asset Allocation International Small Companies Fund
	Class III:	—
■	Tax-Managed International Equities Fund
	Class III:	GTMIX
■	Foreign Fund
	Class II:	GMFRX	Class III:	GMOFX
	Class IV:	GMFFX
■	Foreign Small Companies Fund
	Class III:	GMFSX	Class IV:	GFSFX
■	Global Focused Equity Fund
	Class III:	GGFEX	Class IV:	—
■	Emerging Markets Fund
	Class II:	GMEMX	Class III:	GMOEX
	Class IV:	GMEFX	Class V:	GEMVX
	Class VI:	GEMMX
■	Emerging Countries Fund
	Class III:	GMCEX
■	Emerging Domestic Opportunities Fund
	Class II:	GEDTX	Class III:	—
	Class IV:	GEDIX	Class V:	GEDOX
	Class VI:	GEDFX
■	Taiwan Fund
	Class III:	GMOTX

International Equity Funds cont.
■	Flexible Equities Fund
	Class III:	GFEFX	Class VI:	GFFEX
■	Resources Fund
	Class III:	GOFIX	Class IV:	—
	Class V:	—	Class VI:	—
■	Currency Hedged International Equity Fund
	Class III:	GMOCX

Fixed Income Funds
■	Domestic Bond Fund
	Class III:	GMDBX	Class VI:	GDBSX
■	Core Plus Bond Fund
	Class III:	GUGAX	Class IV:	GPBFX
■	International Bond Fund
	Class III:	GMIBX
■	Strategic Fixed Income Fund
	Class III:	GFITX	Class VI:	GMFIX
■	Currency Hedged International Bond Fund
	Class III:	GMHBX
■	Global Bond Fund
	Class III:	GMGBX
■	Emerging Country Debt Fund
	Class III:	GMCDX	Class IV:	GMDFX
■	Short-Duration Investment Fund
	Class III:	GMSIX
■	Short-Duration Collateral Fund
	Ticker:	GMOSX
■	Short-Duration Collateral Share Fund
	Class III:	GMDCX	Class VI:	GSDFX
■	Inflation Indexed Plus Bond Fund
	Class III:	GMITX	Class VI:	GMIPX
■	U.S. Treasury Fund
	Ticker:	GUSTX
■	Asset Allocation Bond Fund
	Class III:	GMOBX	Class VI:	GABFX
■	Asset Allocation International Bond Fund
	Class III:	—	Class VI:	—

Asset Allocation Funds
■	U.S. Equity Allocation Fund
	Class III:	GUSAX
■	International Equity Allocation Fund
	Class III:	GIEAX
■	International Opportunities Equity Allocation Fund
	Class III:	GIOTX
■	Global Equity Allocation Fund
	Class III:	GMGEX
■	World Opportunities Equity Allocation Fund
	Class III:	GWOAX
■	Global Asset Allocation Fund
	Class III:	GMWAX
■	Strategic Opportunities Allocation Fund
	Class III:	GBATX
■	Benchmark-Free Allocation Fund
	Class III:	GBMFX	Class IV:	—
	Class MF:	N/A
■	Alpha Only Fund
	Class III:	GGHEX	Class IV:	GAPOX

* Although Quality Fund is listed as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equity securities.

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND CODES	inside back cover

ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover

i

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ii

  GMO U.S. CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.31%[1]	0.31%[1]	0.31%[1]	0.31%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.03%	0.03%	0.03%	0.03%
Total annual operating expenses	0.49%	0.44%	0.43%	0.40%
Expense reimbursement	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement	0.46%	0.41%	0.40%	0.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$47	$154	$271	$613
Class IV	$42	$138	$243	$552
Class V	$41	$135	$238	$539
Class VI	$38	$125	$221	$502

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager may invest in companies of any market capitalization.

  GMO U.S. CORE EQUITY FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors, companies or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. CORE EQUITY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 16.59% (2Q2003)

Lowest Quarter: –17.14% (3Q2002)

Year-to-Date (as of 3/31/12): 10.20%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	8.07%	0.19%	2.48%	10.63%
Return After Taxes on Distributions	7.75%	–0.51%	1.91%	7.92%
Return After Taxes on Distributions and Sale of Fund Shares	5.65%	0.03%	2.02%	8.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	10.19%
Class IV				1/9/98
Return Before Taxes	8.12%	0.23%	2.53%	4.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	4.03%
Class VI				6/30/03
Return Before Taxes	8.21%	0.28%	N/A	4.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	5.14%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO QUALITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.33%[1]	0.33%[1]	0.33%[1]	0.33%[1]
Shareholder service fee	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.50%	0.46%	0.44%	0.41%
Expense reimbursement	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.48%	0.44%	0.42%	0.39%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$49	$158	$278	$626
Class IV	$45	$143	$251	$566
Class V	$43	$137	$240	$541
Class VI	$40	$127	$223	$504

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes to be of high quality.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment

  GMO QUALITY FUND

exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold shares in fewer than 100 companies. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in a limited number of countries, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO QUALITY FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.53% (3Q2010)

Lowest Quarter: –13.13% (4Q2008)

Year-to-Date (as of 3/31/12): 9.57%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				2/6/04
Return Before Taxes	11.75%	2.59%	N/A	3.46%
Return After Taxes on Distributions	11.43%	2.29%	N/A	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	8.04%	2.24%	N/A	2.98%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	3.30%
Class IV				2/6/04
Return Before Taxes	11.85%	2.64%	N/A	3.51%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	3.30%
Class V				12/8/06
Return Before Taxes	11.84%	2.65%	N/A	2.85%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	–0.11%
Class VI				12/8/06
Return Before Taxes	11.91%	2.69%	N/A	2.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	–0.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. INTRINSIC VALUE FUND

Investment objective

Long-term capital growth.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.98%
Total annual operating expenses	1.44%
Expense reimbursement	(0.98%)[1]
Total annual operating expenses after expense reimbursement	0.46%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$47	$361	$698	$1,650

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 74% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO U.S. INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. INTRINSIC VALUE FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 19.25% (2Q2003)

Lowest Quarter: –18.29% (4Q2008)

Year-to-Date (as of 3/31/12): 8.91%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/2/99
Return Before Taxes	10.38%	–1.13%	3.42%	3.80%
Return After Taxes on Distributions	10.08%	–2.16%	2.18%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	–1.17%	2.63%	2.93%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	–2.64%	3.89%	3.03%

* The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. GROWTH FUND

Investment objective

Long-term capital growth.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1]
Shareholder service fee	0.15%[1]
Other expenses	4.62%
Total annual operating expenses	5.08%
Expense reimbursement	(4.61%)[1]
Total annual operating expenses after expense reimbursement	0.47%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$48	$1,111	$2,172	$4,817

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO U.S. GROWTH FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO U.S. GROWTH FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 15.03% (2Q2003)

Lowest Quarter: –16.85% (4Q2008)

Year-to-Date (as of 3/31/12): 14.74%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/30/88
Return Before Taxes	12.82%	3.29%	2.77%	9.72%
Return After Taxes on Distributions	12.56%	2.91%	2.21%	5.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.66%	2.77%	2.22%	6.35%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%	8.76%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. SMALL/MID CAP FUND

(formerly known as GMO U.S. Small/Mid Cap Value Fund)

Investment objective

Long-term capital growth.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.31%[1,2]
Shareholder service fee	0.15%[2]
Other expenses	1.38%
Total annual operating expenses	1.84%
Expense reimbursement	(1.38%)[2]
Total annual operating expenses after expense reimbursement	0.46%

1 The Fund’s Board of Trustees has approved an amendment to the Fund’s management contract pursuant to which the Fund would pay Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) an investment management fee equal to 0.45% of the Fund’s average daily net assets. The new fee arrangement will go into effect only if the amended management contract is approved by the Fund’s shareholders.

2 The Manager has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$108	$508	$934	$2,120	$77	$475	$898	$2,079

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 172% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 2500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to

  GMO U.S. SMALL/MID CAP FUND

their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2012, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $7.7 million to $12.9 billion, with an average market capitalization of approximately $2.9 billion and a median market capitalization of approximately $2.5 billion. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO U.S. SMALL/MID CAP FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 23.22% (2Q2003)

Lowest Quarter: –20.74% (4Q2008)

Year-to-Date (as of 3/31/12): 9.85%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/91
Return Before Taxes	1.23%	–1.39%	5.66%	10.36%
Return After Taxes on Distributions	1.02%	–1.91%	3.41%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	0.80%	–1.28%	4.18%	7.88%
Russell 2500 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[a]	–2.51%	1.24%	6.57%	9.80%
Russell 2500 Value Index (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[b]	–3.36%	–0.58%	7.16%	11.08%
Russell 2500 + Index (Composite index)	–3.36%	–0.58%	7.16%	10.50%

* The Fund is the successor to GMO Small/Mid Cap Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Value Fund and reflects GMO Small/Mid Cap Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

a Fund’s benchmark effective January 16, 2012.

b Effective January 16, 2012, the Fund changed its benchmark from the Russell 2500 Value Index to the Russell 2500 Index because the Manager believes the Russell 2500 Index is a more appropriate comparative, broad-based market index for the Fund.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO REAL ESTATE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.33%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.45%
Total annual operating expenses	0.93%
Expense reimbursement	(0.45%)[1]
Total annual operating expenses after expense reimbursement	0.48%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$49	$254	$475	$1,113

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI U.S. REIT Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO REAL ESTATE FUND

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments (see “Name Policies”). REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Real Estate Risk – Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain exempt status under the Investment Company Act of 1940, as amended.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund’s concentration in real estate-related investments makes the Fund’s net asset value particularly susceptible to economic, market, political and other developments affecting the real estate industry.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO REAL ESTATE FUND

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.69% (3Q2009)

Lowest Quarter: –35.42% (4Q2008)

Year-to-Date (as of 3/31/12): 9.94%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/96
Return Before Taxes	10.51%	–0.59%	10.06%	9.41%
Return After Taxes on Distributions	9.83%	–2.27%	7.06%	6.59%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	–1.23%	7.54%	6.87%
MSCI U.S. REIT Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes)	8.69%	–1.51%	10.16%	10.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	2.92%	6.02%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class VI
Management fee	0.38%[1]	0.38%[1]	0.38%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.055%[1]
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.58%	0.52%	0.49%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.53%	0.47%	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$54	$181	$319	$721
Class IV	$48	$162	$286	$648
Class VI	$45	$150	$265	$600

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL CORE EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO INTERNATIONAL CORE EQUITY FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 22.30% (2Q2009)

Lowest Quarter: –19.92% (3Q2008)

Year-to-Date (as of 3/31/12): 8.37%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				1/29/02
Return Before Taxes	–9.08%	–4.17%	N/A	6.72%
Return After Taxes on Distributions	–9.35%	–4.72%	N/A	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	–4.98%	–3.41%	N/A	5.86%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	5.26%
Class IV				6/30/03
Return Before Taxes	–9.03%	–4.12%	N/A	6.83%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	6.55%
Class VI				3/28/06
Return Before Taxes	–9.00%	–4.09%	N/A	–1.14%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–1.56%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.77%	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.72%	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$74	$241	$423	$949
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 37% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL INTRINSIC VALUE FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III Shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.40% (2Q2009)

Lowest Quarter: –19.13% (3Q2011)

Year-to-Date (as of 3/31/12): 7.50%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class II				9/26/96
Return Before Taxes	–10.37%	–5.15%	6.94%	5.75%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	4.51%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.47%
Class III				3/31/87
Return Before Taxes	–10.33%	–5.09%	7.02%	7.62%
Return After Taxes on Distributions	–10.67%	–6.01%	6.03%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	–5.93%	–4.06%	6.25%	6.11%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	6.41%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	4.54%
Class IV				1/9/98
Return Before Taxes	–10.26%	–5.03%	7.08%	6.16%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	4.98%	4.82%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.72%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.25%[2]	0.25%[2]	0.25%[2]
Total annual operating expenses	0.97%[2]	0.90%[2]	0.84%[2]
Expense reimbursement	(0.25%)[1,2]	(0.25%)[1,2]	(0.25%)[1,2]
Total annual operating expenses after expense reimbursement	0.72%[2]	0.65%[2]	0.59%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II	$100	$312
Class III	$93	$290
Class IV	$87	$271

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI ACWI ex-U.S. Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time. The Fund may invest in companies of any market capitalization.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL INTRINSIC VALUE EXTENDED MARKETS FUND

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.085%[1]	0.055%[1]
Other expenses	0.15%[2]	0.15%[2]	0.15%[2]	0.15%[2]
Total annual operating expenses	0.80%[2]	0.74%[2]	0.74%[2]	0.71%[2]
Expense reimbursement	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.66%[2]	0.60%[2]	0.60%[2]	0.57%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$82	$255
Class IV	$76	$237
Class V	$76	$237
Class VI	$73	$227

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL GROWTH EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.09%[1]
Other expenses	0.05%	0.05%
Total annual operating expenses	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 53% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL GROWTH EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL GROWTH EQUITY FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 17.83% (3Q2010)

Lowest Quarter: –19.33% (3Q2008)

Year-to-Date (as of 3/31/12): 10.28%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				11/30/01
Return Before Taxes	–8.17%	–1.62%	6.12%	6.30%
Return After Taxes on Distributions	–8.25%	–2.69%	5.04%	5.22%
Return After Taxes on Distributions and Sale of Fund Shares	–4.82%	–1.45%	5.18%	5.34%
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.11%	–3.16%	4.27%	4.29%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	4.69%
Class IV				7/12/06
Return Before Taxes	–8.09%	–1.56%	N/A	1.10%
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.11%	–3.16%	N/A	–0.68%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–1.71%

* The Fund is the successor to GMO International Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Growth Fund and reflects GMO International Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO DEVELOPED WORLD STOCK FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.45%[2]	0.45%[2]
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.11%	0.11%
Total annual operating expenses	0.71%	0.66%
Expense reimbursement	(0.11%)[2]	(0.11%)[2]
Total annual operating expenses after expense reimbursement	0.60%	0.55%

1 An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$112	$269	$439	$933	$86	$240	$408	$895
Class IV	$107	$253	$412	$873	$81	$225	$381	$835

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 56% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity stocks that the Manager believes will provide a higher return than the MSCI World Index.

The Manager determines which stocks to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

  GMO DEVELOPED WORLD STOCK FUND

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO DEVELOPED WORLD STOCK FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.37% (2Q2009)

Lowest Quarter: –19.92% (4Q2008)

Year-to-Date (as of 3/31/12): 9.02%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/1/05
Return Before Taxes	–3.75%	–2.68%	N/A	1.69%
Return After Taxes on Distributions	–4.23%	–3.49%	N/A	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	–2.05%	–2.38%	N/A	1.29%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	1.94%
Class IV				9/1/05
Return Before Taxes	–3.73%	–2.63%	N/A	1.58%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	1.74%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%
Total annual operating expenses	0.89%
Expense reimbursement	(0.14%)[1]
Total annual operating expenses after expense reimbursement	0.75%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$178	$375	$588	$1,202	$126	$319	$527	$1,128

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 90% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Small Cap Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment

  GMO INTERNATIONAL SMALL COMPANIES FUND

exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.6 billion. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO INTERNATIONAL SMALL COMPANIES FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.07% (2Q2009)

Lowest Quarter: –21.36% (3Q2011)

Year-to-Date (as of 3/31/12): 13.64%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/14/91
Return Before Taxes	–15.40%	–3.23%	10.96%	8.48%
Return After Taxes on Distributions	–16.25%	–5.03%	8.13%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	–9.62%	–2.94%	9.23%	6.80%
MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	–15.94%	–4.14%	9.01%	N/A
MSCI EAFE Small Cap + Index (Composite index)	–15.94%	–3.04%	9.53%	5.92%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%[2]
Total annual operating expenses	0.89%[2]
Expense reimbursement	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.75%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$192	$389	$140	$332

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment.

The Manager typically seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of non-U.S. small companies.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.6 billion. For purposes of the Fund’s investments, the term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest

  GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective

High after-tax total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.50%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.11%
Total annual operating expenses	0.76%
Expense reimbursement	(0.11%)[1]
Total annual operating expenses after expense reimbursement	0.65%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$66	$232	$412	$932

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 48% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index (after tax).

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equity securities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares (Before Tax)

Years Ending December 31

Highest Quarter: 21.51% (2Q2009)

Lowest Quarter:–20.34% (3Q2008)

Year-to-Date (as of 3/31/12): 7.29%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/98
Return Before Taxes	–8.33%	–3.49%	7.71%	5.87%
Return After Taxes on Distributions	–8.58%	–4.11%	7.10%	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	–4.59%	–2.67%	6.96%	5.19%
MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.97%	–5.50%	3.92%	1.76%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	2.47%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FOREIGN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]	0.60%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.08%	0.08%	0.08%
Total annual operating expenses	0.90%	0.83%	0.77%
Expense reimbursement	(0.08%)[1]	(0.08%)[1]	(0.08%)[1]
Total annual operating expenses after expense reimbursement	0.82%	0.75%	0.69%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class II	$84	$279	$491	$1,100
Class III	$77	$257	$453	$1,018
Class IV	$70	$238	$420	$947

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 58% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including both developed and emerging countries. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries other than the U.S. (see “Name Policies”).

•

Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO FOREIGN FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO FOREIGN FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.67% (2Q2009)

Lowest Quarter: –19.80% (3Q2011)

Year-to-Date (as of 3/31/12): 10.72%

Average Annual Total Returnsa

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class II				9/30/96
Return Before Taxes	–12.04%	–5.68%	5.70%	6.05%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.44%
Class III[b]				8/31/84
Return Before Taxes	–11.93%	–5.59%	5.78%	11.67%
Return After Taxes on Distributions	–12.58%	–6.37%	4.92%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	–6.80%	–4.48%	5.15%	N/Aa
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	8.87%
Class IV				1/9/98
Return Before Taxes	–11.95%	–5.57%	5.83%	5.90%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.72%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FOREIGN SMALL COMPANIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.70%[1]	0.70%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.10%	0.10%
Total annual operating expenses	0.95%	0.90%
Expense reimbursement	(0.10%)[1]	(0.10%)[1]
Total annual operating expenses after expense reimbursement	0.85%	0.80%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$188	$397	$624	$1,276	$136	$341	$563	$1,201
Class IV	$183	$382	$597	$1,218	$131	$326	$536	$1,143

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to countries other than the U.S. (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2012, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $269 million (Greece) to $8.6 billion (Germany) (based on exchange rates as of May 31, 2012). As of May 31, 2012, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $297 million (Greece) to $21.4 billion (Switzerland) (based on exchange rates as of May 31, 2012).

  GMO FOREIGN SMALL COMPANIES FUND

•

Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•

Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes than those of larger companies and a limited number or no market makers. Thus, the Fund may be unable to sell a large position in shares of small- and mid-cap companies or unwind derivative positions on them at desirable prices.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO FOREIGN SMALL COMPANIES FUND

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III, tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.25% (2Q2009)

Lowest Quarter: –24.05% (3Q2008)

Year-to-Date (as of 3/31/12): 14.22%

Average Annual Total Returnsa

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III[b]				1/4/95
Return Before Taxes	–16.09%	–2.01%	11.33%	10.26%
Return After Taxes on Distributions	–16.24%	–3.06%	9.76%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	–10.32%	–1.72%	9.91%	N/Aa
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	–14.49%	–3.21%	9.43%	5.96%
Class IVc				6/14/02
Return Before Taxes	–16.12%	–2.00%	N/A	10.45%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	–14.49%	–3.21%	N/A	9.12%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL FOCUSED EQUITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	2.46%[2]	2.46%[2]
Total annual operating expenses	3.21%[2]	3.16%[2]
Expense reimbursement	(2.38%)[1,2]	(2.38%)[1,2]
Total annual operating expenses after expense reimbursement	0.83%[2]	0.78%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an estimate based on operating expenses incurred during the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$325	$992
Class IV	$320	$977

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from December 1, 2011 to February 29, 2012), the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.

Principal investment strategies

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment.

The Manager anticipates that the Fund will focus its investments in a limited number (30-50) of securities that the Manager believes offer the most attractive investment opportunities in U.S. and non-U.S. equity markets. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

  GMO GLOBAL FOCUSED EQUITY FUND

The Manager selects investments using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 20% of its assets in cash or cash equivalents. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL FOCUSED EQUITY FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.
International Active	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING MARKETS FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Shareholder service fee	0.22%[2]	0.15%[2]	0.105%[2]	0.085%[2]	0.055%[2]
Other expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]	0.02%[3]
Total annual operating expenses	1.10%	1.03%	0.99%	0.97%	0.94%
Expense reimbursement	(0.03%)[2]	(0.01%)[2]	(0.01%)[2]	(0.04%)[2]	(0.04%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.07%	1.02%	0.98%	0.93%	0.90%

1 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses and state and federal registration fees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. In addition, the Manager has agreed to waive the shareholder service fees charged to each class of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

3 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$271	$513	$775	$1,523	$188	$424	$678	$1,407
Class III	$266	$493	$740	$1,446	$183	$404	$643	$1,328
Class IV	$262	$481	$718	$1,400	$179	$392	$622	$1,282
Class V	$257	$472	$705	$1,374	$174	$383	$608	$1,257
Class VI	$254	$463	$689	$1,340	$171	$373	$592	$1,222

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 108% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

  GMO EMERGING MARKETS FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

  GMO EMERGING MARKETS FUND

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.90% (2Q2009)

Lowest Quarter: –30.50% (4Q2008)

Year-to-Date (as of 3/31/12): 13.28%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class IIa				11/29/96
Return Before Taxes	–18.51%	0.49%	14.91%	9.60%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	7.89%
Class III				12/9/93
Return Before Taxes	–18.43%	0.56%	15.00%	8.85%
Return After Taxes on Distributions	–20.05%	–1.47%	12.84%	7.24%
Return After Taxes on Distributions and Sale of Fund Shares	–9.33%	0.68%	13.38%	7.55%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	6.40%
Class IV				1/9/98
Return Before Taxes	–18.40%	0.61%	15.05%	11.36%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	10.60%
Class Vb				8/4/03
Return Before Taxes	–18.39%	0.64%	N/A	15.16%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	N/A	15.75%
Class VI				6/30/03
Return Before Taxes	–18.33%	0.67%	N/A	15.56%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	N/A	16.28%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “Total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING COUNTRIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.65%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.51%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual operating expenses	1.32%
Expense reimbursement	(0.14%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.18%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$120	$405	$710	$1,578

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 113% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase

  GMO EMERGING COUNTRIES FUND

agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO EMERGING COUNTRIES FUND

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.14% (2Q2009)

Lowest Quarter: –31.38% (4Q2008)

Year-to-Date (as of 3/31/12): 13.12%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/29/97
Return Before Taxes	–17.16%	0.81%	14.73%	9.34%
Return After Taxes on Distributions	–17.12%	–0.82%	12.49%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	–10.48%	0.89%	12.98%	8.09%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	15.02%	8.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]	0.13%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[3]
Total annual operating expenses	1.17%	1.10%	1.06%	1.04%	1.01%
Expense reimbursement	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.15%	1.08%	1.04%	1.02%	0.99%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.01% and 0.06%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class II	$279	$536	$812	$1,603	$196	$447	$717	$1,487
Class III	$272	$514	$776	$1,524	$189	$425	$679	$1,408
Class IV	$268	$500	$750	$1,468	$185	$410	$654	$1,351
Class V	$266	$493	$740	$1,446	$183	$404	$643	$1,328
Class VI	$263	$484	$724	$1,411	$180	$395	$627	$1,294

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 459% of the average value of its portfolio.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policies”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

The Manager uses primarily fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.
Emerging Markets	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO TAIWAN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.81%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.40%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual fund operating expenses (Fund and underlying fund expenses)	1.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$201	$498	$818	$1,723	$154	$448	$764	$1,659

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 105% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in or otherwise tied economically to Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility, the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments.

  GMO TAIWAN FUND

In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations and restrictions, currency repatriation, rising unemployment and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or

  GMO TAIWAN FUND

a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.85% (3Q2010)

Lowest Quarter: –23.74% (4Q2008)

Year-to-Date (as of 3/31/12): 12.24%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/4/02
Return Before Taxes	–13.97%	1.51%	N/A	8.16%
Return After Taxes on Distributions[a]	–14.97%	–0.20%	N/A	6.80%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–7.44%	1.13%	N/A	7.00%
MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–20.89%	0.05%	N/A	8.86%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO FLEXIBLE EQUITIES FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI World Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.55%[1]	0.55%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.07%	0.07%
Total annual operating expenses	0.77%	0.68%
Expense reimbursement	(0.07%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement	0.70%	0.61%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$72	$239	$421	$948
Class VI	$62	$211	$372	$840

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures

  GMO FLEXIBLE EQUITIES FUND

(which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO FLEXIBLE EQUITIES FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.74% (2Q2009)

Lowest Quarter: –24.04% (1Q2009)

Year-to-Date (as of 3/31/12): 14.17%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/12/08
Return Before Taxes	–8.92%	N/A	N/A	–4.10%
Return After Taxes on Distributions[a]	–8.92%	N/A	N/A	–4.25%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–5.80%	N/A	N/A	–3.77%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	N/A	N/A	12.37%
Class VI				12/12/08
Return Before Taxes	–8.87%	N/A	N/A	–4.02%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	N/A	N/A	12.37%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Divisions and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO RESOURCES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	1.78%[2]	1.78%[2]	1.78%[2]	1.78%[2]
Total annual operating expenses	2.43%[2]	2.38%[2]	2.37%[2]	2.34%[2]
Expense reimbursement	(1.59%)[1,2]	(1.59%)[1,2]	(1.59%)[1,2]	(1.59%)[1,2]
Total annual operating expenses after expense reimbursement	0.84%[2]	0.79%[2]	0.78%[2]	0.75%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an estimate based on the operating expenses incurred during the Fund’s initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$306	$818	$275	$785
Class IV	$301	$803	$270	$770
Class V	$300	$800	$269	$767
Class VI	$297	$791	$266	$758

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from December 28, 2011 to February 29, 2012), the Fund’s portfolio turnover rate (excluding short-term investments) was 15% of the average value of its portfolio.

Principal investment strategies

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport and market natural resources and companies that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

  GMO RESOURCES FUND

The Manager selects investments for the Fund based on the Manager’s assessment of which segments of the natural resources sector offer the best investment opportunities. That assessment may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. Other methods focus on patterns of price volatility of a security or groups of securities. The Manager may adjust the Fund’s portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as “junk bonds”)). The Fund may invest in the securities of companies of any market capitalization.

As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Natural Resources Risk – By concentrating its investments in the natural resources sector, the Fund is particularly exposed to adverse developments, including adverse price movements, affecting issuers in that sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell and that can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations, energy conservation, and the success of exploration projects. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. In particular, the Fund is subject to the risk that the Manager will identify a segment of the natural resources sector that will appreciate but that the Fund will not be able to benefit from that appreciation because the Manager is not able to gain exposure to that segment or because the Manager invests in companies whose security valuations do not correlate with that segment of the natural resources sector. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  GMO RESOURCES FUND

•

Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund’s concentration in the natural resources sector makes the Fund’s net asset value particularly susceptible to economic, market, political and other developments affecting the natural resources sector.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.54%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.04%
Acquired fund fees and expenses (underlying fund expenses)	0.58%
Total annual operating expenses	1.31%
Expense reimbursement/waiver	(0.61%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.70%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$72	$366	$682	$1,578

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 24% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, and Flexible Equities Fund (collectively, the “underlying Funds”) and may invest in securities directly.

Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 16.08% (2Q2003)

Lowest Quarter: –15.63% (3Q2002)

Year-to-Date (as of 3/31/12): 7.44%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/30/95
Return Before Taxes	–9.68%	–4.64%	3.61%	6.51%
Return After Taxes on Distributions	–9.89%	–7.23%	1.15%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares	–5.78%	–4.08%	2.86%	4.00%
MSCI EAFE Index (Hedged) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.10%	–5.85%	1.04%	4.78%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	4.67%	3.95%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO DOMESTIC BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Government Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.10%[1]	0.10%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.04%	0.04%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	0.30%	0.21%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.26%	0.17%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts have been restated to reflect current fees of certain underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$27	$97	$174	$400
Class VI	$17	$66	$119	$275

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

The Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities). In addition, the Fund holds shares of U.S. Treasury Fund, Special Purpose Holding Fund and unaffiliated money market funds (for cash management purposes).

The Fund has also invested in and may continue to hold U.S. bonds (including government bonds, corporate bonds and asset-backed securities).

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (commonly referred to as “junk bonds”). The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss.

  GMO DOMESTIC BOND FUND

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Moreover, the Fund itself has, and intends to continue, a similar practice: it declares and pays distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. Therefore, a substantial portion of any distributions by the Fund could constitute a return of capital to shareholders of the Fund for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO DOMESTIC BOND FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 7.29% (3Q2009)

Lowest Quarter: –6.39% (4Q2008)

Year-to-Date (as of 3/31/12): 3.22%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				8/18/94
Return Before Taxes	–1.11%	4.39%	4.84%	6.08%
Return After Taxes on Distributions	–1.53%	2.81%	3.22%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	–0.72%	2.84%	2.99%	3.83%
Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	9.02%	6.56%	5.59%	6.49%
Class VI				7/26/05
Return Before Taxes	–1.01%	4.47%	N/A	4.20%
Barclays U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	9.02%	6.56%	N/A	5.75%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CORE PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.11%	0.11%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.55%	0.50%
Expense reimbursement/waiver	(0.12%)[1]	(0.12%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%	0.38%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$171	$309	$711
Class IV	$39	$155	$281	$650

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 72% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  GMO CORE PLUS BOND FUND

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO CORE PLUS BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.12% (3Q2009)

Lowest Quarter: –15.24% (4Q2008)

Year-to-Date (as of 3/31/12): 1.72%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				4/30/97
Return Before Taxes	8.76%	3.51%	5.04%	5.83%
Return After Taxes on Distributions	4.69%	–0.44%	1.93%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	0.57%	2.42%	3.20%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.41%
Class IV				7/26/05
Return Before Taxes	8.94%	3.56%	N/A	3.97%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	N/A	5.83%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.22%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.05%[3]
Total annual operating expenses	0.67%
Expense reimbursement/waiver	(0.24%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.22% and less than 0.01%, respectively.

3  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$197	$363	$845

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 43% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

  GMO INTERNATIONAL BOND FUND

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

  GMO INTERNATIONAL BOND FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 15.75% (2Q2002)

Lowest Quarter: –12.23% (4Q2008)

Year-to-Date (as of 3/31/12): 0.45%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/22/93
Return Before Taxes	6.45%	4.83%	7.95%	7.04%
Return After Taxes on Distributions	2.58%	0.58%	3.99%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	4.17%	1.56%	4.44%	4.02%
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.91%	7.82%	8.65%	6.38%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO STRATEGIC FIXED INCOME FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.20%	0.20%
Redemption fee (as a percentage of amount redeemed)	0.20%	0.20%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]	0.04%[2]
Total annual operating expenses	0.46%	0.37%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.42%	0.33%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.02%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$84	$195	$316	$670	$63	$172	$291	$639
Class VI	$75	$166	$266	$560	$54	$143	$241	$529

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 30% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (commonly referred to as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds;

  GMO STRATEGIC FIXED INCOME FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Overlay Fund, Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

As a result primarily of its investment in SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody

  GMO STRATEGIC FIXED INCOME FUND

and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.76% (2Q2009)

Lowest Quarter: –17.50% (4Q2008)

Year-to-Date (as of 3/31/12): 0.98%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/13/06
Return Before Taxes	13.31%	2.95%	N/A	3.53%
Return After Taxes on Distributions	11.18%	1.46%	N/A	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	1.59%	N/A	1.99%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.68%
Class VI				5/31/06
Return Before Taxes	13.48%	3.04%	N/A	3.58%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.73%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.24%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.68%
Expense reimbursement/waiver	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$199	$367	$856

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

The Fund generally attempts to hedge at least 75% of its net non-U.S. currency exposure into U.S. dollars.

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.23% (3Q2009)

Lowest Quarter: –11.09% (4Q2008)

Year-to-Date (as of 3/31/12): 1.72%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				9/30/94
Return Before Taxes	7.97%	3.52%	4.78%	8.02%
Return After Taxes on Distributions	5.09%	1.50%	2.80%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	5.16%	1.77%	2.91%	4.80%
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	6.10%	5.04%	5.11%	7.00%
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index (Composite index)	6.10%	5.04%	4.91%	7.05%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.19%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.14%
Acquired fund fees and expenses (underlying fund expenses)	0.04%[2]
Total annual operating expenses	0.52%
Expense reimbursement/waiver	(0.09%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$44	$162	$291	$667

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 38% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

  GMO GLOBAL BOND FUND

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO GLOBAL BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 13.28% (2Q2002)

Lowest Quarter: –12.70% (4Q2008)

Year-to-Date (as of 3/31/12): 0.50%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/95
Return Before Taxes	8.47%	5.26%	7.48%	6.33%
Return After Taxes on Distributions	6.35%	2.69%	4.27%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	5.49%	2.93%	4.44%	3.72%
J.P. Morgan Global Government Bond Index (reflects no deduction for fees, expenses, or taxes)	7.22%	7.61%	7.96%	5.97%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO EMERGING COUNTRY DEBT FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.35%[1]	0.35%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.22%[2]	0.22%[2]
Total annual operating expenses	0.72%	0.67%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.13% and 0.09%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$175	$335	$510	$1,016	$123	$279	$449	$940
Class IV	$170	$320	$483	$956	$118	$263	$421	$880

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 29% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in external sovereign and quasi-sovereign debt instruments of emerging countries. External debt is debt issued abroad with respect to the issuing country, usually denominated in the currency of the market in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. In general, similar to the Fund’s benchmark, the Fund considers “emerging countries” to be low- and middle-income countries, as well as countries that have defaulted on their obligations within the last 10 years.

The Fund typically gains its investment exposure by purchasing debt instruments or by using derivatives, typically credit default swaps. The Fund maintains a substantial portion of its assets in below investment grade exposures, which exposures are associated with investments having high risk, speculative characteristics (commonly referred to as “junk”), either through direct holdings or indirectly through derivatives. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a bottom-up approach to select sovereign and quasi-sovereign debt instruments, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio.

  GMO EMERGING COUNTRY DEBT FUND

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Manager normally seeks to maintain the Fund’s interest rate duration to that of its benchmark (approximately 7.1 years as of 05/31/12). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  GMO EMERGING COUNTRY DEBT FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, or companies creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.29% (3Q2009)

Lowest Quarter: –23.39% (4Q2008)

Year-to-Date (as of 3/31/12): 9.05%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	6.43%	7.92%	14.18%	16.44%
Return After Taxes on Distributions	2.81%	4.10%	9.58%	10.46%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	4.46%	9.62%	10.55%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	8.46%	8.08%	11.04%	11.87%
J.P. Morgan EMBI Global+ (Composite index)	8.46%	8.08%	11.04%	11.78%
Class IV				1/9/98
Return Before Taxes	6.48%	7.99%	14.26%	12.41%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	8.46%	8.08%	11.04%	9.84%
J.P. Morgan EMBI Global+ (Composite index)	8.46%	8.08%	11.04%	9.74%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION INVESTMENT FUND

Investment objective

Provide current income.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.05%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.84%
Acquired fund fees and expenses (underlying fund expenses)	0.03%
Total annual operating expenses	1.07%
Expense reimbursement	(0.84%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.23%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost, of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$24	$278	$553	$1,336

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 17% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program. On June 12, 2012, the Trustees of the Fund approved the liquidation of the Fund. It is expected that the Fund will be liquidated in 2012.

The Fund primarily holds shares of U.S. Treasury Fund and Short Duration Collateral Fund (“SDCF”). The Fund also holds U.S. government and agency securities and money market instruments. SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

  GMO SHORT-DURATION INVESTMENT FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO SHORT-DURATION INVESTMENT FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 6.11% (2Q2009)

Lowest Quarter: –10.36% (4Q2008)

Year-to-Date (as of 3/31/12): 0.85%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.*
Class III				4/18/90
Return Before Taxes	–0.16%	1.12%	1.49%	3.90%
Return After Taxes on Distributions	–0.27%	0.26%	0.46%	2.18%
Return After Taxes on Distributions and Sale of Fund Shares	–0.10%	0.45%	0.67%	2.29%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	2.54%	4.24%

* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION COLLATERAL FUND

Investment objective

Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.00%
Other expenses	0.03%
Total annual fund operating expenses	0.03%
Expense reimbursement	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.01%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
GMO Short-Duration Collateral Fund	$1	$8	$15	$37

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund is not pursuing an active investment program and is gradually liquidating its portfolio.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund holds government securities, corporate debt securities and money market instruments. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  GMO SHORT-DURATION COLLATERAL FUND

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Management and Operational Risk – The Fund runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO SHORT-DURATION COLLATERAL FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 9.78% (2Q2009)

Lowest Quarter: –15.22% (4Q2008)

Year-to-Date (as of 3/31/12): 3.62%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
				11/26/02
Return Before Taxes	–1.08%	2.32%	N/A	2.73%
Return After Taxes on Distributions[a]	–1.50%	1.28%	N/A	1.72%
Return After Taxes on Distributions and Sale of Fund Shares[a]	–0.69%	1.35%	N/A	1.73%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.59%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

Investment objective

Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.05%[1]	0.05%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.13%	0.13%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	0.34%	0.25%
Expense reimbursement	(0.13%)[1]	(0.13%)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.21%	0.12%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts reflect the indirect net expenses associated with the Fund’s investment in Short-Duration Collateral Fund (“SDCF”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$22	$100	$187	$441
Class VI	$12	$69	$132	$317

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.

Principal investment strategies

The Fund invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see page 100 for a discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. SDCF is not currently pursuing its investment objective or an active investment program.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF holds government securities, corporate debt securities and money market instruments. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.” The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified investment companies.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent SDCF from selling particular securities or unwinding derivative positions at desirable prices.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in SDCF, including the risk that SDCF will not perform as expected.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

  GMO SHORT-DURATION COLLATERAL SHARE FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.62% (2Q2009)

Lowest Quarter: –14.97% (4Q2008)

Year-to-Date (as of 3/31/12): 3.57%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/06
Return Before Taxes	–1.24%	2.15%	N/A	2.14%
Return After Taxes on Distributions	–1.65%	1.09%	N/A	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	–0.81%	1.18%	N/A	1.18%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.41%
Class VIa				3/1/06
Return Before Taxes	–1.24%	2.14%	N/A	2.61%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.44%	2.41%	N/A	2.83%

a As of the date of this Prospectus, no Class VI shares of the Fund have been outstanding since February 27, 2007. The returns shown in the table for that period are those of Class III shares, which have higher expenses than Class VI shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INFLATION INDEXED PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Treasury Inflation Notes Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.29%[2]	0.16%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.05%[3]	0.05%[3]
Total annual operating expenses	0.74%	0.52%
Expense reimbursement/waiver	(0.30%)[1]	(0.17%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.44%	0.35%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense for Class III were approximately 0.29% and less than 0.01%, respectively, and for Class VI were approximately 0.16% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.02%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$45	$213	$395	$923
Class VI	$36	$156	$287	$670

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 69% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are generally unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making investment decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

In pursuing its investment program, the Fund may have positions in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in inflation indexed bonds and/or global interest rate, currency, and credit markets);

  GMO INFLATION INDEXED PLUS BOND FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•

non-inflation indexed (or nominal) fixed income securities issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•

shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).

As a result primarily of its investment in shares of SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds (see “Name Policies”). For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with changes in a reported inflation index.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

•

Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates more risk than if the Fund’s investments were less correlated.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models

  GMO INFLATION INDEXED PLUS BOND FUND

could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.31% (3Q2009)

Lowest Quarter: –21.90% (4Q2008)

Year-to-Date (as of 3/31/12): 2.23%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/29/06
Return Before Taxes	14.98%	5.72%	N/A	5.88%
Return After Taxes on Distributions	1.30%	0.41%	N/A	0.81%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	2.00%	N/A	2.26%
Barclays U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	N/A	7.71%
Class VI				5/31/06
Return Before Taxes	15.02%	5.83%	N/A	5.87%
Barclays U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	13.56%	7.95%	N/A	7.57%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. TREASURY FUND

Investment objective

Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.08%[1]
Other expenses	0.02%
Total annual operating expenses	0.10%
Expense reimbursement	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.08%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund	$8	$30	$54	$126

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

The Fund also may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. For cash management purposes, the Fund may invest in unaffiliated money market funds.

Although the fixed income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

  GMO U.S. TREASURY FUND

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury generally present minimal credit risk. However, payment of the principal of fixed income securities issued by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 0.07% (2Q2010)

Lowest Quarter: –0.02% (1Q2010)

Year-to-Date (as of 3/31/12): 0.01%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
				3/17/09
Return Before Taxes	0.09%	N/A	N/A	0.16%
Return After Taxes on Distributions	0.06%	N/A	N/A	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	0.06%	N/A	N/A	0.11%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.07%[2]	0.05%[2]
Total annual operating expenses	0.47%	0.36%
Expense reimbursement/waiver	(0.06%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.41%	0.32%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense for Class III were 0.06% and 0.01%, respectively, and for Class VI were 0.04% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class III	$42	$145	$257	$586
Class VI	$33	$112	$198	$452

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 319% of the average value of its portfolio.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

  GMO ASSET ALLOCATION BOND FUND

•

inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and

  GMO ASSET ALLOCATION BOND FUND

other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 1.94% (1Q2011)

Lowest Quarter: –0.36% (4Q2010)

Year-to-Date (as of 3/31/12): –0.08%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				3/27/09
Return Before Taxes	5.63%	N/A	N/A	5.77%
Return After Taxes on Distributions	3.65%	N/A	N/A	3.55%
Return After Taxes on Distribution and Sale of Fund Shares	3.84%	N/A	N/A	3.67%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%
Class VI				3/18/09
Return Before Taxes	5.71%	N/A	N/A	6.05%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	N/A	N/A	0.12%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses

The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.18%[2]	0.18%[2]
Total annual operating expenses	0.58%[2]	0.49%[2]
Expense reimbursement/waiver	(0.18%)[1,2]	(0.18%)[1,2]
Total annual operating expenses after expense reimbursement/waiver	0.40%[2]	0.31%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2  The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$59	$186
Class VI	$50	$157

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

non-U.S. government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation indexed bonds issued by non-U.S. governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Currency Risk – Fluctuations in exchange rates will adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO U.S. EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the Russell 3000 Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.07%
Acquired fund fees and expenses (underlying fund expenses)	0.39%[1]
Total annual operating expenses	0.46%
Expense reimbursement	(0.07%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.39%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.38% and 0.01%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$40	$154	$278	$640	$40	$154	$278	$640

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of Flexible Equities Fund and U.S. Flexible Equities Fund (together with the U.S. Equity Funds, the “underlying Funds”) and may hold securities directly.

The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization) but also may have exposure to non-U.S. equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

  GMO U.S. EQUITY ALLOCATION FUND

The Manager uses multi-year forecasts of returns and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests, and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO U.S. EQUITY ALLOCATION FUND

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.06% (2Q2003)

Lowest Quarter: –16.54% (3Q2002)

Year-to-Date (as of 3/31/12): 9.92%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/92
Return Before Taxes	9.94%	1.17%	4.41%	9.97%
Return After Taxes on Distributions	9.30%	0.28%	3.55%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.86%	0.81%	3.64%	6.62%
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	1.03%	–0.01%	3.51%	7.90%
Russell 3000 ++ Index (Composite index)	1.03%	–0.01%	3.44%	8.11%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.21%
Redemption fee (as a percentage of amount redeemed)	0.21%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.73%[1]
Total annual operating expenses	0.74%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.73%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.67% and 0.06%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$117	$291	$479	$1,023	$95	$267	$453	$991

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 29% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.94% (2Q2009)

Lowest Quarter: –20.16% (3Q2008)

Year-to-Date (as of 3/31/12): 9.94%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				10/11/96
Return Before Taxes	–11.62%	–2.51%	9.23%	7.18%
Return After Taxes on Distributions	–11.81%	–4.21%	7.55%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	–7.08%	–2.20%	7.86%	5.69%
MSCI ACWI ex-U.S. Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–13.71%	–2.92%	6.31%	4.51%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.62%[1]
Total annual operating expenses	0.64%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.60% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$64	$215	$378	$853	$64	$215	$378	$853

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 26% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 19.55% (2Q2009)

Lowest Quarter: –18.80% (3Q2008)

Year-to-Date (as of 3/31/12): 8.90%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				06/05/06
Return Before Taxes	–9.43%	–3.29%	N/A	–0.72%
Return After Taxes on Distributions	–9.68%	–4.52%	N/A	–2.00%
Return After Taxes on Distributions and Sale of Fund Shares	–5.50%	–2.88%	N/A	–0.76%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	–2.05%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.56%[1]
Total annual operating expenses	0.57%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.56%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.52% and 0.04%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$83	$218	$366	$798	$69	$204	$351	$780

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 28% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund and U.S. Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation

  GMO GLOBAL EQUITY ALLOCATION FUND

reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO GLOBAL EQUITY ALLOCATION FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.79% (2Q2003)

Lowest Quarter: –15.65% (4Q2008)

Year-to-Date (as of 3/31/12): 9.55%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				11/26/96
Return Before Taxes	–2.19%	–0.36%	6.75%	7.59%
Return After Taxes on Distributions	–2.60%	–1.68%	5.33%	5.43%
Return After Taxes on Distributions and Sale of Fund Shares	–0.66%	–0.47%	5.58%	5.69%
MSCI ACWI Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–7.35%	–1.93%	4.24%	4.38%
MSCI ACWI + Index (Composite index)	–7.35%	–2.66%	2.87%	4.48%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.52%[1]
Total annual operating expenses	0.53%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.52%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.50% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$53	$180	$318	$720	$53	$180	$318	$720

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 27% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund and U.S. Flexible Equities Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”) and may hold securities directly.

Although the Fund’s primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

  GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.41% (3Q2010)

Lowest Quarter: –15.27% (4Q2008)

Year-to-Date (as of 3/31/12): 9.23%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/16/05
Return Before Taxes	0.26%	–0.41%	N/A	4.06%
Return After Taxes on Distributions	0.02%	–1.30%	N/A	3.05%
Return After Taxes on Distributions and Sale of Fund Shares	0.70%	–0.47%	N/A	3.32%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	2.38%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO GLOBAL ASSET ALLOCATION FUND

(formerly known as GMO Global Balanced Asset Allocation Fund)

Investment objective

Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.53%[1]
Total annual operating expenses	0.54%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.53%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.49%, less than 0.01%, and 0.04%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$75	$221	$381	$846	$64	$210	$369	$830

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

  GMO GLOBAL ASSET ALLOCATION FUND

The Fund may be exposed to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund’s assets in the U.S. Equity Funds and International Equity Funds.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability

  GMO GLOBAL ASSET ALLOCATION FUND

of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO GLOBAL ASSET ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.27% (2Q2003)

Lowest Quarter: –9.48% (4Q2008)

Year-to-Date (as of 3/31/12): 6.07%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				6/28/96
Return Before Taxes	1.47%	3.14%	7.97%	7.53%
Return After Taxes on Distributions	0.93%	1.42%	6.33%	5.44%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	1.89%	6.20%	5.44%
MSCI ACWI Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–7.35%	–1.93%	4.24%	4.73%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.44%
GMO Global Asset Allocation Index (Fund benchmark)**	–1.90%	1.33%	4.12%	4.65%

* The Fund commenced operations on June 28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

** The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.51%[1]
Total annual operating expenses	0.52%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.51%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.48%, less than 0.01%, and 0.03%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$52	$181	$321	$730	$52	$181	$321	$730

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 35% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.73% (2Q2009)

Lowest Quarter: –10.19% (4Q2008)

Year-to-Date (as of 3/31/12): 7.78%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/05
Return Before Taxes	2.21%	2.76%	N/A	6.03%
Return After Taxes on Distributions	1.70%	1.33%	N/A	4.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.74%	N/A	4.57%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	2.61%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	N/A	5.65%
GMO Strategic Opportunities Allocation Index (Fund benchmark)	–2.06%	0.18%	N/A	3.69%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective

Positive total return not “relative” return.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class MF
Purchase premium (as a percentage of amount invested)	0.12%	0.12%	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%	0.12%	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV	Class MF
Management fee	0.65%[1]	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	N/A
Supplemental support fee	N/A	N/A	0.10%[1]
Other expenses	0.02%[2]	0.02%[2]	0.02%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]	0.35%[3]	0.35%[3]
Total annual operating expenses	1.17%	1.12%	1.12%
Expense reimbursement/waiver	(0.19%)[1]	(0.19%)[1]	(0.19%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.98%	0.93%	0.93%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

2 “Other expenses” have been restated to reflect current fees.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class III	$124	$344	$581	$1,262	$112	$330	$566	$1,244
Class IV	$119	$328	$554	$1,204	$107	$314	$539	$1,186
Class MF	$119	$328	$554	$1,204	$107	$314	$539	$1,186

* After expense reimbursements/waivers noted in the expense table

** Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 33% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund, World Opportunity Overlay Fund, Implementation Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may invest in securities directly.

  GMO BENCHMARK-FREE ALLOCATION FUND

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. The Manager seeks to achieve the Fund’s investment objective (positive total return) by allocating the Fund’s assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Real Estate Fund and the Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund may have indirect exposure to derivatives and short sales through its investment in the underlying Funds.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy, and the Fund’s investors were principally separate account clients of the Manager who participated in that strategy. Shares of the Fund also were offered on a standalone basis to the Manager’s partners and employees. Beginning on January 1, 2012, the Fund has been managed as a standalone investment. The Manager expects that the Fund’s investment exposures will not differ significantly from those the Fund would have had as a component of the broader real return strategy, although the Manager will likely allocate a greater percentage of the Fund’s assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some

  GMO BENCHMARK-FREE ALLOCATION FUND

non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

  GMO BENCHMARK-FREE ALLOCATION FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 9.19% (2Q2009)

Lowest Quarter: –6.90% (4Q2008)

Year-to-Date (as of 3/31/12): 5.89%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/23/03
Return Before Taxes	3.62%	5.32%	N/A	11.00%
Return After Taxes on Distributions	3.19%	3.09%	N/A	8.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.38%	3.45%	N/A	8.44%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	–5.54%	–2.37%	N/A	5.55%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.95%	2.26%	N/A	2.52%

* The returns are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns would have been lower.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

  GMO ALPHA ONLY FUND

Investment objective

Total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.00%	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%	0.00%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.42%[2]	0.42%[2]
Total annual operating expenses	1.09%	1.04%
Expense reimbursement/waiver	(0.43%)[1]	(0.43%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.66%	0.61%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.42% and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do no sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$67	$312	$577	$1,333	$67	$312	$577	$1,333
Class IV	$62	$297	$550	$1,275	$62	$297	$550	$1,275

* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 125% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund and U.S. Flexible Equities Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, the Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities, including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject

  GMO ALPHA ONLY FUND

to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the non-U.S. equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. In addition, the value of the Fund’s shares will be adversely affected if the equity investments that are the subject of the Fund’s short positions appreciate in value.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices.

  GMO ALPHA ONLY FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those Funds will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. The Fund and some underlying Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

  GMO ALPHA ONLY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.32% (4Q2008)

Lowest Quarter: –4.81% (2Q2009)

Year-to-Date (as of 3/31/12): –1.95%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/94
Return Before Taxes	4.73%	2.22%	3.60%	4.21%
Return After Taxes on Distributions	4.62%	–2.04%	1.16%	1.81%
Return After Taxes on Distributions and Sale of Fund Shares	3.46%	0.05%	2.01%	2.37%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	1.36%	1.85%	3.24%
Class IV				3/2/06
Return Before Taxes	4.78%	2.28%	N/A	2.31%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	1.36%	N/A	1.86%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 148 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on its meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. Investors that are retail mutual funds seeking supplemental support services from GMO are eligible to purchase Class MF shares of Benchmark-Free Allocation Fund; no minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum investment criteria for class eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment
Funds Offering Class II Shares	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund Foreign Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	N/A	$10 million
Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A
	Foreign Fund International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Large/Mid Cap Value Fund	N/A	$35 million
	Asset Allocation Funds (except Benchmark-Free Allocation Fund and Alpha Only Fund)	N/A	$10 million
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)
	All Other Funds	N/A	$10 million
Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million
	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Global Focused Equity Fund Core Plus Bond Fund Benchmark-Free Allocation Fund Alpha Only Fund	$125 million	$250 million

International Intrinsic Value Fund

International Intrinsic Value Extended Markets Fund

International Core Equity Fund

International Large/Mid Cap Value Fund

International Growth Equity Fund

Foreign Fund

Resources Fund

		$125 million	$250 million
Funds Offering Class V Shares	All Funds	$250 million	$500 million
Funds Offering Class VI Shares	All Funds	$300 million	$750 million

Minimum investment criteria and eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment
U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail or facsimile (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Tax information

The Funds expect to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to shareholders as ordinary income or capital gains, unless they are entities exempt from income tax or are investing through a tax-advantaged account. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.    The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of GMO Trust (the “Trust”) listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered by this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.    The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only U.S. Core Equity Fund, U.S. Growth Fund, Short-Duration Investment Fund and International Intrinsic Value Fund have investment objectives that are fundamental. Neither the Funds nor the Manager guarantee that the Funds will be able to achieve their investment objective.

Tax Consequences and Portfolio Turnover.    Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at certain times. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs and create additional taxable income and/or gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions.    When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments,” “equity securities” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts; (ii) the term “total return” includes capital appreciation and income; and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund.    For cash management purposes, each of the Funds may invest in U.S. Treasury Fund and unaffiliated money market funds.

Benchmarks.    Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. Neither the Funds nor the Manager guarantee that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.    The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.    The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 29, 2012. A Fund may invest in other GMO Funds and other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses are generally based on expenses incurred by the Fund for the fiscal year ended February 29, 2012, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests. International Intrinsic Value Extended Markets Fund, Foreign Fund, Foreign Small Companies Fund, Global Focused Equity Fund, Flexible Equities Fund and Resources Fund did not incur any acquired fund fees and expenses from investment in underlying funds for the fiscal year ended February 29, 2012.

Fee and Expense Examples.    The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Fixed Income Funds.    The Fixed Income Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other GMO Funds. For purposes of this Prospectus, the terms “fixed income securities,” “fixed income investments” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Funds also may invest in sovereign debt, which is fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.

Credit Quality.    For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating below Baa3/P-2 by Moody’s or below BBB-/A-2 by S&P. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have comparable credit qualities.

Duration.    For purposes of this Prospectus, the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Fund’s net asset value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Fund’s summary section provides the Fund’s dollar-weighted average interest rate duration. The Manager estimates that duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor is required to prepay principal and/or interest on a fixed income security and the payments are not denominated in U.S. dollars. The Manager may significantly alter the duration of a Fund through the use of derivatives.

Investments in Other Funds.    Many of the Fixed Income Funds invest in other GMO Funds. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Fixed Income Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund (“SDCF”) and also may invest in Emerging Country Debt Fund (“ECDF”), GMO World Opportunity Overlay Fund (“Overlay Fund”), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), GMO Debt Opportunities Fund (“Debt Opportunities Fund”) and U.S. Treasury Fund. For information regarding Overlay Fund, High Quality Fund, and Debt Opportunities Fund, which are not offered by this Prospectus, see “Investment in Other GMO Funds” beginning on page 221 of this Prospectus.

Asset Allocation Funds.    The Asset Allocation Funds invest primarily in other GMO Funds (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to all of the risks of the underlying Funds in which they invest. As described in this Prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the Asset Allocation Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund (“AAOF”), Debt Opportunities Fund, High Quality Fund, GMO Special Situations Fund (“SSF”), Overlay Fund and/or GMO U.S. Flexible Equities Fund (“U.S. Flex”), which are series of GMO Trust not offered by this Prospectus. For more information regarding AAOF, Debt Opportunities Fund, High Quality Fund, SSF, Overlay Fund, and U.S. Flex, see “Investment in Other GMO Funds” beginning on page 221 of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the U.S. Equity Funds, International Equity Funds, and/or Fixed Income Funds include the GMO Funds listed below:

U.S. Equity Funds

— U.S. Core Equity Fund

— Quality Fund*

— U.S. Intrinsic Value Fund

— U.S. Growth Fund

— U.S. Small/Mid Cap Fund

— Real Estate Fund

International Equity Funds

— International Core Equity Fund

— International Intrinsic Value Fund

— International Intrinsic Value Extended Markets Fund

— International Large/Mid Cap Value Fund

— International Growth Equity Fund

— Developed World Stock Fund

— International Small Companies Fund

— Asset Allocation International Small Companies Fund

— Emerging Markets Fund

— Emerging Domestic Opportunities Fund

— Flexible Equities Fund

— Resources Fund

— Currency Hedged International Equity Fund

Fixed Income Funds

— Domestic Bond Fund

— Core Plus Bond Fund

— International Bond Fund

— Strategic Fixed Income Fund

— Currency Hedged International Bond Fund

— Global Bond Fund

— Emerging Country Debt Fund

— Short-Duration Investment Fund

— Short-Duration Collateral Fund

— Short-Duration Collateral Share Fund

— Inflation Indexed Plus Bond Fund

— U.S. Treasury Fund

— Asset Allocation Bond Fund

— Asset Allocation International Bond Fund

*	Although Quality Fund is listed as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equity securities.

Temporary Defensive Positions.    The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The U.S. Equity Funds (other than Quality Fund), the International Equity Funds (other than Flexible Equities Fund), and the Asset Allocation Funds (other than Benchmark-Free Allocation Fund) normally do not take temporary defensive positions.

Flexible Equities Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

If deemed prudent by the Manager, the Fixed Income Funds (other than Domestic Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund) may take temporary defensive positions. Many of the Fixed Income Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.    See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds						International Equity Funds
	U.S. Core Equity Fund	Quality Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Small/ Mid Cap Fund	Real Estate Fund	Interna- tional Core Equity Fund	Interna- tional Intrinsic Value Fund	Interna- tional Intrinsic Value Extended Markets Fund	Interna- tional Large/ Mid Cap Value Fund	Interna- tional Growth Equity Fund	Developed World Stock Fund	Interna- tional Small Companies Fund	Asset Allocation Interna- tional Small Companies Fund	Tax- Managed Interna- tional Equities Fund	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Oppor- tunities Fund	Taiwan Fund	Flexible Equities Fund	Resources Fund	Currency Hedged Interna- tional Equity Fund
Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Investments Risk						•
Market Risk – Asset-Backed Securities Risk						•
Credit Risk						•
Liquidity Risk					•	•			•				•	•	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk	•		•	•	•	•	•	•	•		•		•	•	•	•	•	•	•	•	•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk		•					•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Currency Risk		•					•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Real Estate Risk						•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk																							•
Natural Resources Risk																								•
Commodities Risk																								•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk																			•	•	•	•			•
Non-Diversified Funds		•	•	•		•			•			•			•	•		•	•	•	•	•	•	•	•

	Fixed Income Funds														Asset Allocation Funds
	Domestic Bond Fund	Core Plus Bond Fund	Interna- tional Bond Fund	Strategic Fixed Income Fund	Currency Hedged Interna- tional Bond Fund	Global Bond Fund	Emerging Country Debt Fund	Short-Duration Invest- ment Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Inflation Indexed Plus Bond Fund	U.S. Treasury Fund	Asset Allocation Bond Fund	Asset Allocation Interna- tional Bond Fund	U.S. Equity Allocation Fund	Interna- tional Equity Allocation Fund	Interna- tional Oppor- tunities Equity Allocation Fund	Global Equity Allocation Fund	World Oppor- tunities Equity Allocation Fund	Global Asset Allocation Fund	Strategic Oppor- tunities Allocation Fund	BenchmarkFree Allocation Fund	Alpha Only Fund
Market Risk – Equity Securities Risk															•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Investments Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Market Risk – Asset-Backed Securities Risk	•	•	•	•	•	•	•	•	•	•	•		•	•		•	•	•	•	•	•	•	•
Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk															•	•	•	•	•	•	•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk		•	•	•	•	•		•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Currency Risk		•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Real Estate Risk															•			•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk															•	•	•	•	•	•	•	•	•
Natural Resources Risk																•	•	•	•	•	•	•	•
Commodities Risk																•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•		•		•	•		•	•	•	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.    All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk.    Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The U.S. Equity Funds, International Equity Funds, and some of the Asset Allocation Funds invest a substantial portion of their assets in equities and, as described under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Temporary Defensive Positions,” generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk.    Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk.    Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Short-Duration Collateral Fund, which primarily holds asset-backed securities, and for the Fixed Income Funds that have invested substantial portions of their assets in Short-Duration Collateral Fund.

• CREDIT RISK.     This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK.    Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value (see “Determination of Net Asset Value”), resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK.    Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK.    All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear.

New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK.    Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.    Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.    Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK.    Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK.    The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.    Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK.    Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing their principal investment strategies, Flexible Equities Fund and Alpha Only Fund are permitted to engage in short sales of securities or currencies that they do not own. To do so, these Funds borrow a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sell it to a third party. This type of short sale exposes the Funds to the risk that they will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Funds. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund and Alpha Only Fund are subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent they sell short securities or currencies they do not own.

• NATURAL RESOURCES RISK.    The Asset Allocation Funds (except U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Asset Allocation Funds (except U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• COMMODITIES RISK.    The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) may invest in Alternative Asset Opportunity Fund, which is not offered by this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page 221 of this Prospectus. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.    The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK.    To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK.    Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.    Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.    Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the Investment Company Act of 1940, as amended:

•	Quality Fund

•	U.S. Intrinsic Value Fund

•	U.S. Growth Fund

•	Real Estate Fund

•	International Intrinsic Value Extended Markets Fund

•	Developed World Stock Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Global Focused Equity Fund

•	Emerging Markets Fund
•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund

•	Taiwan Fund

•	Flexible Equities Fund

•	Resources Fund

•	Currency Hedged International Equity Fund

•	U.S. Equity Allocation Fund

•	Alpha Only Fund

•	all of the Fixed Income Funds except U.S. Treasury Fund

In addition, each of Currency Hedged International Equity Fund, the Fixed Income Funds (other than U.S. Treasury Fund), and the Asset Allocation Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays U.S. Aggregate Index	The Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Barclays U.S. Government Index	The Barclays U.S. Government Index is an independently maintained and widely published index comprised of U.S. government bonds.
Barclays U.S. Treasury Inflation Notes Index	The Barclays U.S. Treasury Inflation Notes Index is an independently maintained and widely published index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).
Citigroup 3-Month Treasury Bill Index	The Citigroup 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.
GMO Global Asset Allocation Index	The GMO Global Asset Allocation Index (formerly known as the GMO Global Balanced Index) is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
J.P. Morgan EMBI Global

The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI+ through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.

Benchmark/Comparative Index	Description
J.P. Morgan Global Government Bond Index	The J.P. Morgan Global Government Bond Index is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.
J.P. Morgan Non-U.S. Government Bond Index	The J.P. Morgan Non-U.S. Government Bond Index is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index	The J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index	The J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan Non-U.S. Government Bond (Hedged) Index through 12/31/2003 and (ii) the J.P. Morgan Non-U.S. Government Bond (Hedged) (ex-Japan) Index thereafter.
J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
MSCI ACWI Index	The MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI + Index	The MSCI ACWI (All Country World Index) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by the Manager, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series) through 5/31/2008 and (ii) the MSCI ACWI Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI ex-U.S. Index	The MSCI ACWI (All Country World Index) ex-U.S. Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Index (Hedged)	The MSCI EAFE (Europe, Australasia, and Far East) Index (Hedged) is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Growth Index	The MSCI EAFE (Europe, Australasia, and Far East) Growth Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a growth style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (after tax)	The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by the Manager by adjusting the return of the MSCI EAFE Index (MSCI Standard Index Series) by its tax cost. The Manager estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2012, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $567.5 million (Portugal) to $5.0 billion (France). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap + Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008 and (ii) the MSCI EAFE Small Cap Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Taiwan Index	The MSCI Taiwan Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of equity securities issued by Taiwanese companies. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI U.S. REIT Index	The MSCI U.S. REIT Index is an independently maintained and widely published index comprised of equity securities issued by REITs. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index	The MSCI World Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
Russell 1000 Growth Index	The Russell 1000 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 1000 Value Index	The Russell 1000 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 2500 Index	The Russell 2500 Index is an independently maintained and widely published index comprised of the stocks of the 2,500 smallest U.S. companies based on total market capitalization and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Benchmark/Comparative Index	Description
Russell 2500 Value Index	The Russell 2500 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 2500 + Index	The Russell 2500 + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the Russell 2500 Index through 12/31/1996, (ii) the Russell 2500 Value Index from 12/31/1996 through 1/13/2012, and (iii) the Russell 2500 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 3000 Index	The Russell 3000 Index is an independently maintained and widely published index comprised of the stocks of the 3,000 largest U.S. companies based on total market capitalization. These companies represent approximately 98% of the total market capitalization of the U.S. equity market. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
Russell 3000 ++ Index	The Russell 3000 ++ Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 2/28/2003 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks.
S&P Developed ex-U.S. Small Cap Index	The S&P Developed ex-U.S. Small Cap Index is an independently maintained and widely published index comprised of the small capitalization stock component of the S&P Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million USD. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country.
S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing and supplemental support to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2012, GMO managed on a worldwide basis more than $96 billion.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services and supplemental support it provides to the Funds, the Manager administers the Funds’ business affairs.

Except for Short-Duration Collateral Fund, U.S. Treasury Fund and Class MF shares of Benchmark-Free Allocation Fund, each class of shares of a Fund offered by this Prospectus pays the Manager directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

For the fiscal year ended February 29, 2012, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
U.S. Core Equity Fund	0.28%
Quality Fund	0.31%
U.S. Intrinsic Value Fund	0.00%
U.S. Growth Fund	0.00%
U.S. Small/Mid Cap Fund	0.00%
Real Estate Fund	0.00%
International Core Equity Fund	0.33%
International Intrinsic Value Fund	0.45%
International Growth Equity Fund	0.45%
Developed World Stock Fund	0.34%
International Small Companies Fund	0.46%
Tax-Managed International Equities Fund	0.39%
Foreign Fund	0.52%
Foreign Small Companies Fund	0.60%
Emerging Markets Fund	0.75%
Emerging Countries Fund	0.51%
Emerging Domestic Opportunities Fund	0.50%
Taiwan Fund	0.81%
Flexible Equities Fund	0.48%
Currency Hedged International Equity Fund	0.00%
Domestic Bond Fund	0.01%

Fund	% of Average Net Assets
Core Plus Bond Fund	0.13%
International Bond Fund	0.02%
Strategic Fixed Income Fund	0.22%
Currency Hedged International Bond Fund	0.00%
Global Bond Fund	0.11%
Emerging Country Debt Fund	0.35%
Short-Duration Investment Fund	0.00%
Short-Duration Collateral Fund	0.00%
Short-Duration Collateral Share Fund	0.00%
Inflation Indexed Plus Bond Fund	0.02%
U.S. Treasury Fund	0.00%
Asset Allocation Bond Fund	0.21%
U.S. Equity Allocation Fund	0.00%*
International Equity Allocation Fund	0.00%*
International Opportunities Equity Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
World Opportunities Equity Allocation Fund	0.00%*
Global Asset Allocation Fund	0.00%*
Strategic Opportunities Allocation Fund	0.00%*
Benchmark-Free Allocation Fund**	0.61%
Alpha Only Fund	0.13%

*	These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.
**	Class MF shares of Benchmark-Free Allocation Fund pay the Manager a supplemental support fee for providing supplemental support with respect to Class MF shareholders and their investment advisers, including, without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by a retail mutual fund investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the underlying Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investors’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Division and other investment professionals of GMO, (6) assistance with services provided by the investment adviser of an investor, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

As of the date of this Prospectus, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, Global Focused Equity Fund, Resources Fund, and Asset Allocation International Bond Fund had not operated for a full fiscal year but were paying (or will pay) the Manager, as compensation for investment management services, an annual fee equal to 0.50%, 0.50%, 0.60%, 0.60%, 0.50%, and 0.25%, respectively, of the Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively. The table below identifies the GMO Investment Divisions and the Funds for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund
International Active	Foreign Fund, Foreign Small Companies Fund, Global Focused Equity Fund, and Flexible Equities Fund
Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund
Fixed Income	Fixed Income Funds
Asset Allocation	Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (strategic direction)

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and their length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of their Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
U.S. Equity Funds
(except Quality Fund) and International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund.	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.
	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.
Quality Fund	Thomas Hancock (since 1998)	See above.
	Sam Wilderman (since 2005)	See above.
	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO. Mr. Joyce is jointly (with Messrs. Wilderman and Hancock) responsible for portfolio management and oversight of Quality Fund. Since the Fund’s inception in 2004, Mr. Joyce has played a lead role in its design, research and management.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
Developed World Stock Fund	Thomas Hancock (since 1998)	See above.
	Sam Wilderman (since 2005)	See above.
	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO. Mr. Hene is jointly (with Messrs. Wilderman and Hancock) responsible for the portfolio management and oversight of Developed World Stock Fund. Mr. Hene has jointly (with Messrs. Wilderman and Hancock) been responsible for portfolio management and oversight of global equity portfolios since 1995.
Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.
Global Focused Equity Fund	Drew Spangler (since 2011)	See above.
	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO. Mr. Esposito has been a portfolio manager within the International Active Division since 1999.
Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.
Fixed Income Funds	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993.
Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (overall management)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund). Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds and Alpha Only Fund.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

For each Fund other than Emerging Countries Fund, Taiwan Fund, Resources Fund, Global Bond Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Emerging Countries Fund, Resources Fund and Global Bond Fund, the Manager has contractually agreed to reimburse each Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds the following percentages of the Fund’s average daily net assets:

Emerging Countries Fund	0.35%
Resources Fund	0.10%
Global Bond Fund	0.06%

As used in this Prospectus, subject to the exclusions noted below, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and that in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that charges a management fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee other than Benchmark-Free Allocation Fund, the Manager will waive and/or reduce the shareholder service fee charged by each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly paid by the class of shares of the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, the Manager will waive the shareholder service fees charged to each class of the Fund offered by this Prospectus to the extent necessary to prevent the shareholder service fees paid by each class from exceeding the percentage of the class’s average daily net assets specified in the Fund’s “Annual Fund operating expenses” table.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, the Manager has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s entire management fee. The Manager may change or terminate these voluntary waivers at any time. During any period for which a voluntary management fee waiver is in effect for either Domestic Bond Fund or U.S. Treasury Fund (as the case may be), the Fund will incur management fees at an annual rate lower than the rate listed in the Fund’s “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.

For Benchmark-Free Allocation Fund only, pursuant to the terms of the Fund’s management contract and servicing and supplemental support agreement, the fees payable to the Manager under those agreements are reduced by amounts equal to the management fees and shareholder service fees, respectively, that the Manager receives as a result of the Fund’s investment in underlying GMO Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund and of each class of its shares is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund. In addition, because some Funds hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options)

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below.)

Exchange-traded options

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Unlisted non-fixed income securities (if market quotations are readily available)

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•

Most recent quoted price supplied by a single pricing source chosen by the Manager (if an updated quoted price for a fixed income security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security)

•	Non-emerging market fixed income securities having 60 days or less to final maturity may be valued using amortized cost if the issuer is deemed to present minimal credit risk

Note: Reliable quoted prices may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

Quoted price typically means the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

The values of non-U.S. securities quoted in non-U.S. currencies, non-U.S. currency balances and non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

▶

In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

▶

The pricing methodologies described above are modified for the fair value of equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the NYSE due to time zone differences including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close.

▶

A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

NAME POLICIES

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds (on a look through basis in the case of the Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds are posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of some Funds may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the portfolio holdings of some Funds as of each month’s end is made available to shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by GMO) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Funds	Approximate date of posting to website of preliminary holding information
U.S. Equity Funds, International Equity Funds, Fixed Income Funds, and Alpha Only Fund	5 days after month end
Asset Allocation Funds (except Alpha Only Fund)	2 days after month end

Permitted shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted shareholders, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), permitted shareholders, potential shareholders, and their consultants and agents (collectively, “permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may also provide permitted recipients with information regarding underlying GMO Fund and other direct holdings of an Asset Allocation Fund (except Alpha Only Fund and Benchmark-Free Allocation Fund), and a confidentiality agreement is not required to view this information. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may charge transaction fees and/or impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with applicable reporting and withholding tax provisions, including under the Foreign Account Tax Compliance Act. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to decide when a completed form is in good order.

Purchase Policies.    You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

Purchase orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If the purchase order is received in good order by the Trust or its designated agent, together with the U.S. dollar amount of the class of Fund shares to be purchased, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). Purchase proceeds will typically be held in a non-interest bearing account until they are accepted by a Fund. In the case of a Fixed Income Fund, purchase orders that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the purchase price for a Fixed Income Fund’s shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page 179 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums (if any) are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Further identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum investment amounts (by class, if applicable) are set forth in the tables on page 180 of this Prospectus. No minimum initial investment is required to purchase Class MF shares of Benchmark-Free Allocation Fund. For investors owning shares of a Fund, no minimum additional investment is required to purchase more shares of that Fund. The Trust may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.    Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase order delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.

Funding Your Investment.    You may purchase shares:

•	with cash (via wire transfer or check)

▶	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Deposit Account 00330902

Further credit: GMO Fund/Account name and number

▶

By check.    All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
Box 5493	200 Clarendon Street
Mail Code JHT1651	Mail Code JHT1651
Boston, MA 02206	Boston, MA 02116

•	in exchange for securities acceptable to the Manager

▶	securities must be approved by the Manager prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”

▶	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund.

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares prior to the time such cash or securities are actually received by and invested in the Fund. In the case of International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Growth Equity Fund,

Developed World Stock Fund, International Small Companies Fund, Tax-Managed International Equities Fund, Global Focused Equity Fund, Resources Fund, and Currency Hedged International Equity Fund, a purchase may be made in U.S. dollars or in any other currency deemed acceptable by the Manager in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.    As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets also are open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and/or impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. Redemption proceeds for redemption orders received on the same day may be remitted at different times for different shareholders and, in any event, the Trust may take up to seven days to remit proceeds.

Redemption Policies.    You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•

Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

Redemption orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If a redemption order is received in good order by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). In the case of a Fixed Income Fund, redemption orders in good order that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee) or, in the case of the Fixed Income Funds, the next business day that the U.S. bond markets are open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account has instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 179 for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and the Manager believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and honor redemptions with portfolio securities to protect the interests of all Fund shareholders. Redemptions with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶

designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•

In the case of International Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Tax-Managed International Equities Fund, Global Focused Equity Fund, Resources Fund, and Currency Hedged International Equity Fund, a redemption may, in the Manager’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•

the securities will be selected by the Manager in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting.    To the extent your account is subject to U.S. federal tax reporting (including an account for which you have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting), upon the redemption or exchange of shares in a Fund held in such account, the Fund will provide you with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these new rules, and shareholders are responsible for keeping their own records for determining their tax basis in these shares. Please consult the Fund for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. Please also consult your tax advisor to determine which available cost basis method is most appropriate for you.

Submitting Your Redemption Order.    Redemption orders can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, Asset Allocation Funds usually will not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and/or redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is in their shareholder service fee (and supplemental support fee in the case of Benchmark-Free Allocation Fund). Differences in the shareholder service fee reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on the investor’s meeting either (i) the minimum “Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. Investors that are retail mutual funds seeking supplemental support services are eligible to purchase Class MF shares of Benchmark-Free Allocation Fund; no minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class II Shares	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund Foreign Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	N/A	$10 million	0.22%
Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%
	Foreign Fund International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Large/Mid Cap Value Fund	N/A	$35 million	0.15%
	Asset Allocation Funds (except Benchmark-Free Allocation Fund and Alpha Only Fund)	N/A	$10 million	0.00%[2]
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)	0.15%
	All Other Funds	N/A	$10 million	0.15%
Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million	0.105%
	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Global Focused Equity Fund Core Plus Bond Fund Benchmark-Free Allocation Fund Alpha Only Fund	$125 million	$250 million	0.10%
	International Intrinsic Value Fund International Intrinsic Value Extended Markets Fund International Core Equity Fund International Large/Mid Cap Value Fund International Growth Equity Fund Foreign Fund Resources Fund	$125 million	$250 million	0.09%

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Funds Offering Class V Shares	All Funds	$250 million	$500 million	0.085%
Funds Offering Class VI Shares	All Funds	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment	Shareholder Service Fee (as a % of average daily net assets)
U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for investors with continuous investments in Foreign Fund or International Intrinsic Value Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

An investor’s Total GMO Investment equals the Manager’s estimate of the market value of all the investor’s assets managed by GMO and its affiliates (i) at the time of the investor’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by the Manager (including those described below under “Conversions between Classes”) (each, a “Determination Date”); provided, however, that an investor’s Total GMO Investment required to purchase Class III shares of Tax-Managed International Equities Fund also may equal the market value of all of the investor’s assets invested in tax-managed GMO products in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with the Manager to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Intrinsic Value Fund since May 31, 1996: Any investor that has been a continuous shareholder of Foreign Fund or International Intrinsic Value Fund since May 31, 1996 is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit an investor to undertake in writing to meet the applicable Total Fund Investment or Total GMO Investment minimums over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•

GMO makes all determinations as to the aggregation of investor accounts for purposes of determining eligibility. See the SAI for a discussion of factors GMO considers relevant when making those determinations.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•

The Trust may waive eligibility requirements for certain persons, accounts, or special situations. As of the date of this Prospectus, these waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents and their family members, (iii) the Trustees of the Trust, and (iv) Trustees of other mutual funds sponsored by GMO, each of whom may invest in the least expensive class of those GMO Funds offered at the time of investment without regard to the amount invested.

•	Investments through an intermediary generally are invested in Class III Shares.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether an investor is eligible to purchase Fund shares, GMO considers each investor’s Total Fund Investment and Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each investor’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (or, to the extent the investor already holds shares of that class, the investor will remain in that class). Class MF shareholders are not currently eligible to convert their Class MF shares into, or exchange Class MF shares for, other classes of shares. Except as noted below, with respect to any Fund:

•

If an investor satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the investor on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the investor’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•

If an investor no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the investor on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (which class will typically bear a higher shareholder service fee than the class then held by the investor). If an investor no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the investor’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, an investor’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the investor makes an additional investment and/or the value of the investor’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the investor’s current class of shares, the investor will remain in the class of shares then held by the investor. Solely for the purpose of determining whether an investor has satisfied the minimum investment requirements for an investor’s current class of shares, the value of the investor’s shares is considered to be the greater of (i) the value of the investor’s shares on the relevant Determination Date, (ii) the value of the investor’s shares on the date that GMO reassesses the value of the investor’s account for the purpose of sending notice of a proposed conversion, or (iii) the value of the investor’s shares immediately prior to the date when the conversion would take place. If the investor is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the investor will not be converted unless the Manager approves reopening the Fund to permit the investor to make an additional investment. The conversion of an investor’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments or redemptions (see next paragraph), on any other date the Manager determines.

A Fund may at any time without notice convert an investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the investor no longer satisfies all minimum investment requirements for the class of shares held by the investor and: (i) the Manager believes the investor has engaged in an abusive pattern of investments or redemptions (e.g., a large investment just before a Determination Date and a redemption immediately after the Determination Date), (ii) the investor fails to meet the applicable Total Fund Investment or Total GMO Investment minimums by the time specified in the investor’s Commitment Letter, or (iii) the total expense ratio borne by the investor immediately following the conversion is equal to or less than the total expense ratio borne by the investor immediately before the conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

For U.S. federal income tax purposes, the conversion of an investor’s investment from one class of shares of a Fund to another class of shares of the same Fund generally should not result in the recognition of gain or loss in the shares that are converted. Thus, in general, the investor’s tax basis in the new class of shares immediately after the conversion should equal the investor’s basis in the converted shares immediately before the conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

The policy of U.S. Treasury Fund is to declare net investment income distributions daily, to the extent income is available, and U.S. Treasury Fund generally will pay distributions on the first business day following the end of each month in which distributions were declared. The policy of each other Fund is to declare and pay distributions of its net investment income, if any, semi-annually, although some Fixed Income Funds are permitted to, and will from time to time, declare and pay distributions of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. In particular, a significant portion of distributions by SDCF and Domestic Bond Fund could constitute, for U.S. federal income tax purposes, a return of capital to their shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

For U.S. Treasury Fund, shareholders will begin accruing dividends in the Fund on the day that the Fund receives a purchase request for the Fund’s shares that is deemed to be in good order, provided that the Fund receives the purchase request before the Cut-off Time. In addition, a shareholder will continue to accrue dividends on its shares until (and including) the date on which U.S. Treasury Fund receives a redemption order that is deemed to be in good order, provided that the Fund receives the redemption order before the Cut-off Time. If U.S. Treasury Fund receives a redemption order that is deemed to be in good order after the Cut-off Time, the redeeming shareholder will continue to accrue dividends until (and including) the next business day that the NYSE and the U.S. bond markets are open following the receipt of the order.

It is important for you to note:

•

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities.

•

A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. In particular, so long as the current practice of SDCF and Domestic Bond Fund declaring and paying distributions when it has acquired a meaningful cash position continues, SDCF and Domestic Bond Fund expect to make these return of capital distributions to their shareholders. If other Fixed Income Funds investing in SDCF receive these distributions from SDCF and, in turn, distribute those amounts to their shareholders, those Funds’ distributions similarly could constitute a return of capital to their shareholders. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

For taxable years beginning before January 1, 2013, distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals were reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision will expire, and the maximum long-term capital gain rate for individuals will increase generally to 20%, for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•

Effective for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax, and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares in a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

•

Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•

Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities are generally treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

A Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those securities or to other transaction-based non-U.S. taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. securities. The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders or if a Fund or underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. securities, non-U.S. currencies or non-U.S. currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•

Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swaps and similar derivative instruments and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. securities or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Certain of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as certain of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•

To the extent a Fund invests in other GMO Funds or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

•

The Funds do not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•

Resources Fund’s investments in certain natural-resources related investments may be limited by its intention to qualify as a RIC, and may adversely affect the Fund’s ability to qualify as a RIC in a particular year.

This section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain Direct U.S. Treasury Obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisors regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
Net asset value, beginning of period	$12.00		$10.57		$7.65	$12.05	$14.77	$11.98		$10.55		$7.63	$12.02	$14.75

Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.18		0.17	0.18	0.22	0.22		0.18		0.17	0.19	0.22
Net realized and unrealized gain (loss)	1.08		1.43		2.93	(4.40)	(1.10)	1.08		1.43		2.93	(4.39)	(1.10)

Total from investment operations	1.30		1.61		3.10	(4.22)	(0.88)	1.30		1.61		3.10	(4.20)	(0.88)

Less distributions to shareholders:
From net investment income	(0.24)		(0.18)		(0.18)	(0.18)	(0.25)	(0.24)		(0.18)		(0.18)	(0.19)	(0.26)
From net realized gains	—		—		—	—	(1.59)	—		—		—	—	(1.59)

Total distributions	(0.24)		(0.18)		(0.18)	(0.18)	(1.84)	(0.24)		(0.18)		(0.18)	(0.19)	(1.85)

Net asset value, end of period	$13.06		$12.00		$10.57	$7.65	$12.05	$13.04		$11.98		$10.55	$7.63	$12.02

Total Return(a)	11.00%		15.42%		40.85%	(35.39)%	(7.33)%	11.05%		15.47%		41.04%	(35.36)%	(7.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,751		$393,523		$519,309	$509,120	$1,131,800	$52,486		$163,627		$415,267	$286,333	$478,084
Net expenses to average daily net assets(b)	0.46	%(c)	0.46	%(c)	0.46%	0.46%	0.46%	0.41	%(c)	0.41	%(c)	0.41%	0.41%	0.41%
Net investment income (loss) to average daily net assets	1.82%		1.68%		1.73%	1.70%	1.55%	1.88%		1.68%		1.76%	1.78%	1.57%
Portfolio turnover rate	61%		96%		52%	62%	71%	61%		96%		52%	62%	71%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03%	0.02%	0.02%	0.03%		0.03%		0.03%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND (CONT’D)

Class VI Shares
Year Ended February 28/29,
2012		2011		2010	2009	2008
$11.97		$10.54		$7.63	$12.02	$14.75

0.23		0.20		0.17	0.19	0.23
1.07		1.42		2.93	(4.38)	(1.11)

1.30		1.62		3.10	(4.19)	(0.88)

(0.25)		(0.19)		(0.19)	(0.20)	(0.26)
—		—		—	—	(1.59)

(0.25)		(0.19)		(0.19)	(0.20)	(1.85)

$13.02		$11.97		$10.54	$7.63	$12.02

11.06%		15.59%		40.96%	(35.33)%	(7.32)%

$1,095,053		$1,129,978		$1,069,030	$858,170	$2,031,659
0.37	%(c)	0.37	%(c)	0.37%	0.37%	0.37%
1.93%		1.80%		1.80%	1.78%	1.63%
61%		96%		52%	62%	71%
0.03%		0.03%		0.03%	0.02%	0.02%

QUALITY FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
Net asset value, beginning of period	$20.81		$18.99		$14.17	$20.56	$21.78	$20.83		$19.01		$14.19	$20.57	$21.80

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.36		0.33	0.37	0.39	0.44		0.38		0.34	0.39	0.40
Net realized and unrealized gain (loss)	2.58		1.82		4.83	(6.30)	(0.70)	2.57		1.81		4.83	(6.30)	(0.71)

Total from investment operations	3.01		2.18		5.16	(5.93)	(0.31)	3.01		2.19		5.17	(5.91)	(0.31)

Less distributions to shareholders:
From net investment income	(0.41)		(0.36)		(0.34)	(0.34)	(0.36)	(0.42)		(0.37)		(0.35)	(0.35)	(0.37)
From net realized gains	—		—		—	(0.12)	(0.55)	—		—		—	(0.12)	(0.55)

Total distributions	(0.41)		(0.36)		(0.34)	(0.46)	(0.91)	(0.42)		(0.37)		(0.35)	(0.47)	(0.92)

Net asset value, end of period	$23.41		$20.81		$18.99	$14.17	$20.56	$23.42		$20.83		$19.01	$14.19	$20.57

Total Return(a)	14.71%		11.67%		36.73%	(29.37)%	(1.76)%	14.70%		11.71%		36.73%	(29.27)%	(1.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,539,510		$5,288,776		$4,119,119	$1,952,579	$2,003,758	$2,035,597		$1,662,542		$1,132,006	$787,276	$432,046
Net expenses to average daily net assets(b)	0.48	%(c)	0.48	%(c)	0.48%	0.48%	0.48%	0.44	%(c)	0.44	%(c)	0.44%	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.01%		1.88%		1.88%	2.03%	1.74%	2.04%		1.95%		1.97%	2.11%	1.78%
Portfolio turnover rate	40%		32%		28%	36%	46%	40%		32%		28%	36%	46%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%	0.02%	0.02%	0.02%		0.02%		0.02%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund.”

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009		2008
Net asset value, beginning of period	$7.83		$6.53		$4.55	$7.86		$9.68

Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.11		0.10	0.14		0.18
Net realized and unrealized gain (loss)	0.41		1.30		1.98	(3.31)		(1.23)

Total from investment operations	0.56		1.41		2.08	(3.17)		(1.05)

Less distributions to shareholders:
From net investment income	(0.14)		(0.11)		(0.10)	(0.14)		(0.18)
From net realized gains	—		—		—	—		(0.59)

Total distributions	(0.14)		(0.11)		(0.10)	(0.14)		(0.77)

Net asset value, end of period	$8.25		$7.83		$6.53	$4.55		$7.86

Total Return(a)	7.28%		21.81	%(b)	45.95%	(40.83)%		(11.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,157		$8,574		$7,020	$4,838		$29,358
Net expenses to average daily net assets	0.46	%(c)	0.46	%(c)	0.46%	0.46	%(d)	0.46%
Net investment income (loss) to average daily net assets	1.89%		1.59%		1.70%	1.94%		1.93%
Portfolio turnover rate	74%		53%		54%	57%		75%
Fees and expenses reimbursed by the Manager to average daily net assets	0.98%		1.30%		1.22%	0.43%		0.23%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

QUALITY FUND (CONT’D)

Class V Shares							Class VI Shares
Year Ended February 28/29,							Year Ended February 28/29,
2012		2011		2010	2009	2008	2012		2011		2010	2009	2008
20.82		$19.00		$14.17	$20.56	$21.79	$20.82		$19.00		$14.18	$20.57	$21.79

0.44		0.38		0.34	0.39	0.41	0.45		0.38		0.35	0.40	0.41
2.58		1.81		4.84	(6.30)	(0.72)	2.57		1.81		4.82	(6.31)	(0.70)

3.02		2.19		5.18	(5.91)	(0.31)	3.02		2.19		5.17	(5.91)	(0.29)

(0.42)		(0.37)		(0.35)	(0.36)	(0.37)	(0.43)		(0.37)		(0.35)	(0.36)	(0.38)
—		—		—	(0.12)	(0.55)	—		—		—	(0.12)	(0.55)

(0.42)		(0.37)		(0.35)	(0.48)	(0.92)	(0.43)		(0.37)		(0.35)	(0.48)	(0.93)

$23.42		$20.82		$19.00	$14.17	$20.56	$23.41		$20.82		$19.00	$14.18	$20.57

14.74%		11.73%		36.87%	(29.31)%	(1.75)%	14.76%		11.77%		36.81%	(29.28)%	(1.67)%

$578,367		$371,927		$551,272	$637,834	$663,616	$9,816,202		$8,913,391		$9,156,696	$5,273,791	$5,237,363
0.42	%(c)	0.42	%(c)	0.42%	0.42%	0.42%	0.39	%(c)	0.39	%(c)	0.39%	0.39%	0.39%
2.08%		1.96%		1.98%	2.11%	1.83%	2.09%		1.99%		2.00%	2.16%	1.84%
40%		32%		28%	36%	46%	40%		32%		28%	36%	46%
0.02%		0.02%		0.02%	0.02%	0.02%	0.02%		0.02%		0.02%	0.02%	0.02%

U.S. GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009		2008
Net asset value, beginning of period	$17.59		$14.61		$10.47	$15.82		$17.24

Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.16		0.21	0.18		0.17
Net realized and unrealized gain (loss)	2.96		3.00		4.15	(5.32)		(1.06)

Total from investment operations	3.19		3.16		4.36	(5.14)		(0.89)

Less distributions to shareholders:
From net investment income	(0.27)		(0.18)		(0.22)	(0.21)		(0.17)
From net realized gains	—		—		—	—		(0.36)

Total distributions	(0.27)		(0.18)		(0.22)	(0.21)		(0.53)

Net asset value, end of period	$20.51		$17.59		$14.61	$10.47		$15.82

Total Return(a)	18.39	%(b)	21.76	%(c)	41.94%	(32.84)%		(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,848		$1,908		$40,521	$34,758		$129,666
Net expenses to average daily net assets	0.47	%(d)	0.46	%(d)(e)	0.46%	0.46	%(e)	0.46	%(e)
Net investment income (loss) to average daily net assets	1.26%		1.09%		1.60%	1.19%		0.94%
Portfolio turnover rate	52%		61%		118%	70%		97%
Fees and expenses reimbursed by the Manager to average daily net assets	4.61%		1.40%		0.33%	0.19%		0.07%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 5.24%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$8.24		$6.53		$4.44	$7.36	$10.01

Income (loss) from investment operations:
Net investment income (loss)†	0.06		0.07		0.07	0.10	0.13
Net realized and unrealized gain (loss)	0.30		1.71		2.10	(2.92)	(1.87)

Total from investment operations	0.36		1.78		2.17	(2.82)	(1.74)

Less distributions to shareholders:
From net investment income	(0.09)		(0.07)		(0.08)	(0.10)	(0.13)
From net realized gains	—		—		—	—	(0.78)

Total distributions	(0.09)		(0.07)		(0.08)	(0.10)	(0.91)

Net asset value, end of period	$8.51		$8.24		$6.53	$4.44	$7.36

Total Return(a)	4.52%		27.43%		49.15%	(38.76)%	(18.73)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,597		$13,060		$11,244	$13,119	$35,230
Net expenses to average daily net assets	0.46	%(b)(c)	0.46	%(b)	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	0.78%		1.02%		1.27%	1.46%	1.44%
Portfolio turnover rate	172%		106%		175%	73%	63%
Fees and expenses reimbursed by the Manager to average daily net assets	1.38%		0.81%		0.65%	0.43%	0.19%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.08		$0.00	(d)	$0.02	$0.02	$0.01

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective January 16, 2012, “GMO U.S. Small/Mid Cap Value Fund” was renamed “GMO U.S. Small/Mid Cap Fund.”

REAL ESTATE FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.23		$6.16		$3.34		$7.85		$12.87

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.18		0.21		0.31		0.40
Net realized and unrealized gain (loss)	0.34		2.11		2.76		(4.40)		(3.29)

Total from investment operations	0.54		2.29		2.97		(4.09)		(2.89)

Less distributions to shareholders:
From net investment income	(0.14)		(0.22)		(0.15)		(0.29)		(0.14)
From net realized gains	—		—		—		(0.13)		(1.99)

Total distributions	(0.14)		(0.22)		(0.15)		(0.42)		(2.13)

Net asset value, end of period	$8.63		$8.23		$6.16		$3.34		$7.85

Total Return(a)	6.76%		38.19%		89.86%		(54.45)%		(24.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,381		$15,736		$14,112		$8,299		$19,465
Net expenses to average daily net assets	0.48	%(b)	0.48	%(b)	0.48	%(c)	0.48	%(c)	0.48%
Net investment income (loss) to average daily net assets	2.50%		2.50%		4.18%		4.44%		3.78%
Portfolio turnover rate	13%		25%		34%		29%		49%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.45%		0.58%		0.55%		0.41%		0.22%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE EQUITY FUND

	Class III Shares										Class IV Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$30.77		$25.63		$18.15		$37.25		$39.38		$30.75		$25.62		$18.14		$37.23		$39.36		$30.72		$25.60		$18.13		$37.22		$39.35

Income (loss) from investment operations:
Net investment income (loss)†	0.87		0.62		0.55		0.92		1.01		0.90		0.61		0.64		0.94		1.04		0.92		0.61		0.52		0.92		0.98
Net realized and unrealized gain (loss)	(3.15)		5.11		7.79		(18.54)		(0.51)		(3.17)		5.13		7.71		(18.53)		(0.52)		(3.17)		5.13		7.83		(18.50)		(0.45)

Total from investment operations	(2.28)		5.73		8.34		(17.62)		0.50		(2.27)		5.74		8.35		(17.59)		0.52		(2.25)		5.74		8.35		(17.58)		0.53

Less distributions to shareholders:
From net investment income	(0.99)		(0.59)		(0.86)		(1.19)		(0.68)		(1.00)		(0.61)		(0.87)		(1.21)		(0.70)		(1.01)		(0.62)		(0.88)		(1.22)		(0.71)
From net realized gains	—		—		—		(0.29)		(1.95)		—		—		—		(0.29)		(1.95)		—		—		—		(0.29)		(1.95)

Total distributions	(0.99)		(0.59)		(0.86)		(1.48)		(2.63)		(1.00)		(0.61)		(0.87)		(1.50)		(2.65)		(1.01)		(0.62)		(0.88)		(1.51)		(2.66)

Net asset value, end of period	$27.50		$30.77		$25.63		$18.15		$37.25		$27.48		$30.75		$25.62		$18.14		$37.23		$27.46		$30.72		$25.60		$18.13		$37.22

Total Return(a)	(7.25)%		22.61%		45.97%		(48.61)%		0.69%		(7.19)%		22.68%		46.04%		(48.56)%		0.75%		(7.13)%		22.69%		46.11%		(48.56)%		0.78%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$885,023		$857,774		$1,017,207		$855,690		$917,685		$1,078,912		$1,235,303		$797,730		$1,166,165		$947,063		$2,247,969		$3,507,677		$2,288,572		$1,098,838		$3,567,360
Net expenses to average daily net assets	0.53	%(b)(c)	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.53	%(d)	0.47	%(b)(c)	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0.47	%(d)	0.44	%(b)(c)	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	3.10%		2.28%		2.22%		3.08%		2.44%		3.18%		2.24%		2.65%		3.18%		2.51%		3.25%		2.25%		2.08%		3.07%		2.36%
Portfolio turnover rate	34%		40%		48%		41%		43%		34%		40%		48%		41%		43%		34%		40%		48%		41%		43%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$23.07		$19.35		$13.86		$29.69		$34.99		$23.31		$19.56		$14.00		$29.97		$35.28

Income (loss) from investment operations:
Net investment income (loss)†	0.63		0.48		0.41		0.79		0.93		0.65		0.47		0.42		0.79		0.94
Net realized and unrealized gain (loss)	(2.83	)(a)	3.51		5.68		(14.01)		(0.86)		(2.86	)(a)	3.58		5.76		(14.13)		(0.86)

Total from investment operations	(2.20)		3.99		6.09		(13.22)		0.07		(2.21)		4.05		6.18		(13.34)		0.08

Less distributions to shareholders:
From net investment income	(0.69)		(0.27)		(0.60)		(0.99)		(0.83)		(0.71)		(0.30)		(0.62)		(1.01)		(0.85)
From net realized gains	—		—		—		(1.62)		(4.54)		—		—		—		(1.62)		(4.54)

Total distributions	(0.69)		(0.27)		(0.60)		(2.61)		(5.37)		(0.71)		(0.30)		(0.62)		(2.63)		(5.39)

Net asset value, end of period	$20.18		$23.07		$19.35		$13.86		$29.69		$20.39		$23.31		$19.56		$14.00		$29.97

Total Return(b)	(9.51)%		20.79%		44.05%		(48.04)%		(1.11)%		(9.47)%		20.88%		44.21%		(48.01)%		(1.06)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,379		$217,090		$394,009		$394,070		$510,006		$1,812,184		$2,257,078		$1,925,104		$1,487,839		$2,615,878
Net expenses to average daily net assets	0.72	%(c)(d)	0.72	%(c)(d)	0.72	%(c)	0.74	%(e)	0.76	%(e)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(e)	0.69	%(e)
Net investment income (loss) to average daily net assets	3.04%		2.36%		2.21%		3.41%		2.59%		3.09%		2.30%		2.19%		3.38%		2.61%
Portfolio turnover rate	37%		40%		40%		53%		47%		37%		40%		40%		53%		47%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$23.86		$19.68		$14.46		$27.68		$31.37		$23.88		$19.69		$14.46		$27.70		$31.38

Income (loss) from investment operations:
Net investment income (loss)†	0.57		0.37		0.37		0.54		0.69		0.54		0.38		0.35		0.55		0.73
Net realized and unrealized gain (loss)	(1.32	)(a)	4.03		5.52		(11.93)		1.28		(1.28	)(a)	4.05		5.56		(11.95)		1.26

Total from investment operations	(0.75)		4.40		5.89		(11.39)		1.97		(0.74)		4.43		5.91		(11.40)		1.99

Less distributions to shareholders:
From net investment income	(0.38)		(0.22)		(0.67)		(0.88)		(0.40)		(0.41)		(0.24)		(0.68)		(0.89)		(0.41)
From net realized gains	—		—		—		(0.95)		(5.26)		—		—		—		(0.95)		(5.26)

Total distributions	(0.38)		(0.22)		(0.67)		(1.83)		(5.66)		(0.41)		(0.24)		(0.68)		(1.84)		(5.67)

Net asset value, end of period	$22.73		$23.86		$19.68		$14.46		$27.68		$22.73		$23.88		$19.69		$14.46		$27.70

Total Return(b)	(3.06	) %	22.48%		41.10%		(43.54)%		5.04%		(3.01)%		22.59%		41.26%		(43.53)%		5.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$391,497		$713,815		$599,455		$564,067		$1,018,040		$2,554,065		$2,829,393		$2,220,138		$1,420,407		$2,516,653
Net expenses to average daily net assets	0.65	%(c)(d)	0.65	%(c)	0.65	%(c)	0.66	%(e)	0.67	%(e)	0.59	%(c)(d)	0.59	%(c)	0.59	%(c)	0.60	%(e)	0.61	%(e)
Net investment income (loss) to average daily net assets	2.49%		1.74%		2.00%		2.43%		2.13%		2.37%		1.79%		1.89%		2.47%		2.24%
Portfolio turnover rate	53%		59%		65%		63%		92%		53%		59%		65%		63%		92%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.06%		0.06%		0.05%		0.05%		0.05%		0.06%		0.06%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL INTRINSIC VALUE FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012		2011		2010		2009		2008
$23.30		$19.55		$14.00		$29.96		$35.26

0.62		0.48		0.43		0.82		0.96
(2.83	)(a)	3.58		5.75		(14.14)		(0.85)

(2.21)		4.06		6.18		(13.32)		0.11

(0.72)		(0.31)		(0.63)		(1.02)		(0.87)
—		—		—		(1.62)		(4.54)

(0.72)		(0.31)		(0.63)		(2.64)		(5.41)

$20.37		$23.30		$19.55		$14.00		$29.96

(9.43)%		20.96%		44.22%		(47.95)%		(0.98)%

$5,047,058		$3,458,202		$2,779,470		$1,900,168		$4,131,392
0.59	%(c)(d)	0.59	%(c)(d)	0.59	%(c)	0.61	%(e)	0.63	%(e)

3.00%		2.32%		2.25%		3.47%		2.67%
37%		40%		40%		53%		47%

0.05%		0.05%		0.05%		0.05%		0.05%

DEVELOPED WORLD STOCK FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$19.24		$16.28		$11.34		$21.88		$24.58		$19.26		$16.30		$11.35		$21.90		$24.59

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.33		0.29		0.51		0.54		0.44		0.34		0.30		0.51		0.56
Net realized and unrealized gain (loss)	(0.78	)(a)	3.09		5.03		(10.20)		(0.74)		(0.79	)(a)	3.09		5.04		(10.20)		(0.74)

Total from investment operations	(0.35)		3.42		5.32		(9.69)		(0.20)		(0.35)		3.43		5.34		(9.69)		(0.18)

Less distributions to shareholders:
From net investment income	(0.54)		(0.46)		(0.38)		(0.64)		(0.67)		(0.55)		(0.47)		(0.39)		(0.65)		(0.68)
From net realized gains	—		—		—		(0.21)		(1.83)		—		—		—		(0.21)		(1.83)

Total distributions	(0.54)		(0.46)		(0.38)		(0.85)		(2.50)		(0.55)		(0.47)		(0.39)		(0.86)		(2.51)

Net asset value, end of period	$18.35		$19.24		$16.28		$11.34		$21.88		$18.36		$19.26		$16.30		$11.35		$21.90

Total Return(b)	(1.64)%		21.41%		47.03%		(45.56)%		(1.73)%		(1.61)%		21.44%		47.16%		(45.52)%		(1.66)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147,629		$210,780		$171,842		$155,560		$309,609		$197,989		$201,121		$165,445		$112,438		$206,408
Net expenses to average daily net assets	0.60	%(c)(d)	0.60	%(c)(d)	0.60	%(c)	0.61	%(e)	0.62	%(e)	0.55	%(c)(d)	0.55	%(c)(d)	0.55	%(c)	0.56	%(e)	0.57	%(e)
Net investment income (loss) to average daily net assets	2.40%		1.93%		1.93%		2.79%		2.15%		2.42%		1.98%		1.94%		2.82%		2.22%
Portfolio turnover rate	56%		34%		47%		50%		53%		56%		34%		47%		50%		53%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.11%		0.12%		0.11%		0.11%		0.11%		0.11%		0.12%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.00	(f)	$0.02		$0.01		$0.02		$0.00	(f)	$0.00	(f)	—	(g)	—	(g)	—	(g)

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing or purchases and redemptions of the Fund shares in relation to fluctuating market values of investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
(g)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.48		$6.63		$4.20		$9.29		$12.22

Income (loss) from investment operations:
Net investment income (loss)†	0.17		0.14		0.08		0.20		0.24
Net realized and unrealized gain (loss)	(0.84)		1.88		2.50		(4.78)		(0.34)

Total from investment operations	(0.67)		2.02		2.58		(4.58)		(0.10)

Less distributions to shareholders:
From net investment income	(0.37)		(0.17)		(0.15)		(0.13)		(0.51)
From net realized gains	—		—		—		(0.38)		(2.32)

Total distributions	(0.37)		(0.17)		(0.15)		(0.51)		(2.83)

Net asset value, end of period	$7.44		$8.48		$6.63		$4.20		$9.29

Total Return(a)	(8.05)%		31.11%		61.64%		(51.47)%		(2.04)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$368,374		$467,733		$1,160,294		$386,816		$679,536
Net expenses to average daily net assets	0.76	%(b)(c)	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	2.28%		1.91%		1.17%		2.89%		1.98%
Portfolio turnover rate	90%		55%		58%		64%		72%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.12%		0.09%		0.12%		0.13%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.05		$0.02		$0.01		$0.04

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$15.41		$12.97		$9.28		$18.73		$20.76

Income (loss) from investment operations:
Net investment income (loss)†	0.43		0.30		0.26		0.48		0.51
Net realized and unrealized gain (loss)	(1.59)		2.47		3.80		(8.92)		0.20	(a)

Total from investment operations	(1.16)		2.77		4.06		(8.44)		0.71

Less distributions to shareholders:
From net investment income	(0.45)		(0.33)		(0.37)		(0.49)		(0.57)
From net realized gains	—		—		—		(0.52)		(2.17)

Total distributions	(0.45)		(0.33)		(0.37)		(1.01)		(2.74)

Net asset value, end of period	$13.80		$15.41		$12.97		$9.28		$18.73

Total Return(b)	(7.35)%		21.51%		43.60%		(46.71)%		2.28%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$505,282		$599,876		$547,178		$414,024		$1,092,346
Net expenses to average daily net assets	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(c)	0.67	%(c)	0.69	%(c)
Net investment income (loss) to average daily net assets	3.02%		2.20%		2.08%		3.09%		2.33%
Portfolio turnover rate	48%		40%		49%		67%		41%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.09%		0.11%		0.09%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$12.88		$11.07		$8.03		$16.52		$18.56		$12.95		$11.13		$8.07		$16.59		$18.64

Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.24		0.26		0.45		0.40		0.34		0.24		0.28		0.47		0.41
Net realized and unrealized gain (loss)	(1.43)		1.79		3.24		(7.95)		(0.36)		(1.47)		1.81		3.25		(7.99)		(0.36)

Total from investment operations	(1.12)		2.03		3.50		(7.50)		0.04		(1.13)		2.05		3.53		(7.52)		0.05

Less distributions to shareholders:
From net investment income	(0.55)		(0.22)		(0.46)		(0.33)		(0.44)		(0.55)		(0.23)		(0.47)		(0.34)		(0.46)
From net realized gains	—		—		—		(0.66)		(1.64)		—		—		—		(0.66)		(1.64)

Total distributions	(0.55)		(0.22)		(0.46)		(0.99)		(2.08)		(0.55)		(0.23)		(0.47)		(1.00)		(2.10)

Net asset value, end of period	$11.21		$12.88		$11.07		$8.03		$16.52		$11.27		$12.95		$11.13		$8.07		$16.59

Total Return(a)	(8.38)%		18.71%		43.95%		(47.49)%		(0.78)%		(8.36)%		18.80%		44.10%		(47.42)%		(0.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$259,270		$417,685		$545,336		$765,201		$848,359		$403,157		$1,440,952		$1,591,717		$2,054,885		$4,078,545
Net expenses to average daily net assets	0.82	%(b)	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.75	%(b)	0.75	%(b)	0.75	%(b)	0.75	%(c)	0.75	%(c)
Net investment income (loss) to average daily net assets	2.71%		2.09%		2.53%		3.42%		2.10%		2.89%		2.08%		2.65%		3.51%		2.16%
Portfolio turnover rate	58%		55%		59%		39%		29%		58%		55%		59%		39%		29%
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%		0.06%		0.05%		0.05%		0.05%		0.08%		0.06%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012		2011		2010		2009		2008
$13.25		$11.39		$8.07		$16.59		$18.64

0.33		0.25		0.22		0.51		0.40

(1.46)		1.85		3.35		(8.02)		(0.34)

(1.13)		2.10		3.57		(7.51)		0.06

(0.57)		(0.24)		(0.25)		(0.35)		(0.47)
—		—		—		(0.66)		(1.64)

(0.57)		(0.24)		(0.25)		(1.01)		(2.11)

$11.55		$13.25		$11.39		$8.07		$16.59

(8.21)%		18.80%		44.05%		(47.39)%		(0.68)%

$391,421		$833,582		$856,553		$334,003		$3,571,516

0.69	%(b)	0.69	%(b)	0.69	%(b)	0.69	%(c)	0.69	%(c)

2.74%		2.10%		1.92%		3.70%		2.08%
58%		55%		59%		39%		29%

0.07%		0.06%		0.05%		0.05%		0.05%

FOREIGN SMALL COMPANIES FUND

	Class III Shares										Class IV Shares
															Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)
	Year Ended February 28/29,										Year Ended February 28/29,								Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011						2009		2008
Net asset value, beginning of period	$14.22		$10.74		$6.41		$14.63		$18.38		$14.20		$10.73		$9.84		$6.42		$14.64		$18.39

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.14		0.13		0.30		0.31		0.17		0.13		0.02		0.01		0.33		0.31
Net realized and unrealized gain (loss)	(1.27	)(b)	3.47		4.32		(7.43)		(0.36)		(1.23	)(b)	3.47		1.00		0.01		(7.46)		(0.35)

Total from investment operations	(1.08)		3.61		4.45		(7.13)		(0.05)		(1.06)		3.60		1.02		0.02		(7.13)		(0.04)

Less distributions to shareholders:
From net investment income	(0.23)		(0.13)		(0.12)		(0.27)		(0.41)		(0.24)		(0.13)		(0.13)		—		(0.27)		(0.42)
From net realized gains	—		—		—		(0.81)		(3.29)		—		—		—		—		(0.81)		(3.29)
Return of capital	—		—		—		(0.01)		—		—		—		—		—		(0.01)		—

Total distributions	(0.23)		(0.13)		(0.12)		(1.09)		(3.70)		(0.24)		(0.13)		(0.13)		—		(1.09)		(3.71)

Net asset value, end of period	$12.91		$14.22		$10.74		$6.41		$14.63		$12.90		$14.20		$10.73		$6.44		$6.42		$14.64

Total Return(c)	(7.45)%		33.67%		69.44%		(51.33)%		(1.96)%		(7.33)%		33.67%		10.33	%**	0.31	%**	(51.29)%		(1.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$483,122		$398,648		$292,852		$185,298		$338,804		$71,373		$147,131		$84,225		$144,101		$143,564		$666,991
Net expenses to average daily net assets	0.86	%(d)	0.85	%(d)	0.86	%(d)	0.85	%(e)	0.86	%(e)	0.81	%(d)	0.80	%(d)	0.81	%(d)*	0.81	%(d)*	0.80	%(e)	0.81	%(e)
Net investment income (loss) to average daily net assets	1.43%		1.15%		1.40%		2.59%		1.69%		1.34%		1.07%		0.35	%*	3.28	%*	2.74%		1.70%
Portfolio turnover rate	46%		61%		78%		42%		42%		46%		61%		78	%††	40	%†††	42%		42%
Fees and expenses reimbursed by the Manager to average daily net assets	0.10%		0.14%		0.14%		0.11%		0.09%		0.10%		0.14%		0.08	%*	0.22	%*	0.11%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(f)	$0.01		$0.02		$0.00	(f)	—		$0.01		$0.02		$0.00	(f)	$0.00	(f)	$0.00	(f)	—

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing or purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Period from December 1, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03
Net realized and unrealized gain (loss)	1.96

Total from investment operations	1.99

Net asset value, end of period	$21.99

Total Return(a)	9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,634
Net expenses to average daily net assets	0.84	%*
Net investment income (loss) to average daily net assets	0.56	%*
Portfolio turnover rate	18	%††**
Fees and expenses reimbursed by the Manager to average daily net assets	8.66	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.

EMERGING MARKETS FUND

	Class II Shares						Class III Shares										Class IV Shares
	Year Ended February 28/29,				Period from August 12, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011				2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$14.46		$11.63		$10.62		$14.49		$11.66		$6.30		$20.48		$20.67		$14.40		$11.58		$6.27		$20.40		$20.62

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.16		0.02		0.26		0.16		0.21		0.23		0.25		0.26		0.17		0.16		0.25		0.23
Net realized and unrealized gain (loss)	(0.65)		2.84		1.18		(0.66)		2.85		5.34		(10.65)		5.94		(0.67)		2.83		5.36		(10.62)		5.95

Total from investment operations	(0.41)		3.00		1.20		(0.40)		3.01		5.55		(10.42)		6.19		(0.41)		3.00		5.52		(10.37)		6.18

Less distributions to shareholders:
From net investment income	(0.21)		(0.17)		(0.19)		(0.22)		(0.18)		(0.19)		(0.13)		(0.31)		(0.22)		(0.18)		(0.21)		(0.13)		(0.33)
From net realized gains	(1.74)		—		—		(1.74)		—		—		(3.63)		(6.07)		(1.74)		—		—		(3.63)		(6.07)

Total distributions.	(1.95)		(0.17)		(0.19)		(1.96)		(0.18)		(0.19)		(3.76)		(6.38)		(1.96)		(0.18)		(0.21)		(3.76)		(6.40)

Net asset value, end of period	$12.10		$14.46		$11.63		$12.13		$14.49		$11.66		$6.30		$20.48		$12.03		$14.40		$11.58		$6.27		$20.40

Total Return(a)	(1.94)%		25.77%		11.21	%**	(1.89)%		25.80%		88.05%		(58.62)%		28.38%		(1.90)%		25.93%		88.05%		(58.59)%		28.38%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,100,382		$2,304,697		$2,265,637		$1,334,720		$1,445,916		$1,014,490		$2,309,057		$3,402,343		$1,816,285		$1,649,840		$1,639,961		$1,345,811		$3,021,319
Net expenses to average daily net assets	1.05	%(b)(c)	1.07	%(b)(e)	1.07	%(b)*	1.00	%(b)(c)	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	1.09	%(d)	0.95	%(b)(c)	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)	1.05	%(d)
Net investment income (loss) to average daily net assets	1.88%		1.21%		0.30	%*	2.00%		1.17%		2.25%		1.77%		1.04%		2.00%		1.29%		1.54%		1.86%		0.98%
Portfolio turnover rate	108%		114%		126	%**††	108%		114%		126%		99%		60%		108%		114%		126%		99%		60%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03	%*	0.01%		0.01%		0.01%		0.01%		0.00	%(e)	0.01%		0.01%		0.01%		0.01%		0.00	%(e)
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.02		$0.02		$0.01		$0.00	(f)	$0.02		$0.04		$0.04		$0.02		$0.01		$0.02		$0.04		$0.02

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2009.
*	Annualized.
**	Not annualized.

EMERGING MARKETS FUND (CONT’D)

Class V Shares										Class VI Shares

Year Ended February 28/29,										Year Ended February 28/29,
2012		2011		2010		2009		2008		2012		2011		2010		2009		2008

$14.39		$11.57		$6.26		$20.39		$20.61		$14.41		$11.59		$6.27		$20.42		$20.63

0.26		0.15		0.20		0.22		0.23		0.27		0.17		0.13		0.23		0.25

(0.67)		2.86		5.32		(10.58)		5.96		(0.67)		2.84		5.41		(10.61)		5.95

(0.41)		3.01		5.52		(10.36)		6.19		(0.40)		3.01		5.54		(10.38)		6.20

(0.23)		(0.19)		(0.21)		(0.14)		(0.34)		(0.23)		(0.19)		(0.22)		(0.14)		(0.34)

(1.74)		—		—		(3.63)		(6.07)		(1.74)		—		—		(3.63)		(6.07)

(1.97)		(0.19)		(0.21)		(3.77)		(6.41)		(1.97)		(0.19)		(0.22)		(3.77)		(6.41)

$12.01		$14.39		$11.57		$6.26		$20.39		$12.04		$14.41		$11.59		$6.27		$20.42

(1.92)%		26.03%		88.21%		(58.59)%		28.43%		(1.81)%		26.01%		88.34%		(58.61)%		28.49%

$662,263		$835,561		$367,836		$795,586		$1,190,887		$5,082,437		$5,800,427		$3,836,631		$1,226,252		$5,902,406

0.90	%(b)(c)	0.93	%(b)(c)	0.98	%(b)	1.03	%(d)	1.03	%(d)	0.87	%(b)(c)	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)	1.00	%(d)

2.03%		1.15%		2.12%		1.81%		0.98%		2.11%		1.29%		1.18%		1.83%		1.05%

108%		114%		126%		99%		60%		108%		114%		126%		99%		60%

0.04%		0.04%		0.03%		0.01%		0.00	%(e)	0.04%		0.04%		0.04%		0.01%		0.00	%(e)

$0.00	(f)	$0.01		$0.01		$0.05		$0.05		$0.02		$0.03		$0.02		$0.07		$0.03

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.50		$9.24		$5.06		$15.26		$16.04

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.11		0.09		0.24		0.23
Net realized and unrealized gain (loss)	(0.50	)(a)	2.28		4.23		(8.10)		4.87

Total from investment operations	(0.26)		2.39		4.32		(7.86)		5.10

Less distributions to shareholders:
From net investment income	(0.21)		(0.13)		(0.12)		(0.22)		(0.30)
From net realized gains	—		—		(0.02)		(2.12)		(5.58)

Total distributions	(0.21)		(0.13)		(0.14)		(2.34)		(5.88)

Net asset value, end of period	$11.03		$11.50		$9.24		$5.06		$15.26

Total Return(b)	(1.96)%		25.89%		85.52%		(58.58)%		30.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$157,638		$231,921		$174,933		$89,902		$371,540
Net expenses to average daily net assets	1.17	%(c)(d)	1.15	%(c)(d)	1.17	%(c)	1.16	%(e)	1.11	%(e)
Net investment income (loss) to average daily net assets	2.14%		1.05%		1.10%		2.25%		1.31%
Portfolio turnover rate	113%		124%		138%		128%		72%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.15%		0.25%		0.14%		0.03%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares		Class VI Shares
	Period from March 24, 2011, (commencement of operations) through February 29, 2012		Period from September 19, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.89		$20.34

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.10
Net realized and unrealized gain (loss)	0.39	(a)	1.06	(a)

Total from investment operations	0.59		1.16

Less distributions to shareholders:
From net investment income	(0.09)		(0.09)

Total distributions	(0.09)		(0.09)

Net asset value, end of period	$21.39		$21.41

Total Return(b)	2.86	%**	5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,056		$418,017
Net expenses to average daily net assets	1.02	%(c)(d)*	0.87	(c)(d)*
Net investment income (loss) to average daily net assets	1.05	%*	1.10	%*
Portfolio turnover rate	459	%**††	459	%**††
Fees and expenses reimbursed by the Manager to average daily net assets	0.42	%*	0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.45		$0.18

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from March 1, 2011 through February 29, 2012.

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011	2010		2009		2008
Net asset value, beginning of period	$23.85		$17.75	$11.06		$22.42		$30.98

Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.16	0.25		0.59		0.61
Net realized and unrealized gain (loss)	(1.04)		6.30	6.89	(a)	(10.80)		1.50

Total from investment operations	(0.31)		6.46	7.14		(10.21)		2.11

Less distributions to shareholders:
From net investment income	(1.09)		(0.36)	(0.45)		(0.30)		(0.85)
From net realized gains	(0.85)		—	—		(0.85)		(9.82)

Total distributions	(1.94)		(0.36)	(0.45)		(1.15)		(10.67)

Net asset value, end of period	$21.60		$23.85	$17.75		$11.06		$22.42

Total Return(b)	0.15%		36.71%	64.80%		(47.14)%		6.97	%(c)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,971		$146,857	$91,176		$100,176		$220,359
Net expenses to average daily net assets	1.36	%(d)	1.33%	1.35	%(d)(e)	1.32	%(e)	1.29	%(e)
Net investment income (loss) to average daily net assets	3.16%		0.78%	1.55%		3.42%		1.98%
Portfolio turnover rate	105%		129%	106%		88%		94%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.08		$0.09	$0.06		$0.03		$0.06

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

FLEXIBLE EQUITIES FUND

	Class III Shares								Class VI Shares
							Period from December 12, 2008 (commencement of operations) through February 28, 2009								Period from December 12, 2008 (commencement of operations) through February 28, 2009
	Year Ended February 28/29,								Year Ended February 28/29,
	2012		2011		2010				2012		2011		2010
Net asset value, beginning of period	$19.61		$18.55		$15.39		$20.00		$19.62		$18.56		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.29		0.23		0.02		0.29		0.30		0.25		0.03
Net realized and unrealized gain (loss)	(1.11	)(a)	1.01		3.40		(4.63)		(1.01	)(a)	1.02		3.41		(4.64)

Total from investment operations	(0.73)		1.30		3.63		(4.61)		(0.72)		1.32		3.66		(4.61)

Less distributions to shareholders:
From net investment income	—		(0.24)		(0.47)		(0.00	)(b)	—		(0.26)		(0.49)		(0.00	)(b)

Total distributions	—		(0.24)		(0.47)		(0.00)		—		(0.26)		(0.49)		(0.00)

Net asset value, end of period	$18.88		$19.61		$18.55		$15.39		$18.90		$19.62		$18.56		$15.39

Total Return(c)	(3.72)%		7.08%		23.62%		(23.04	)%**	(3.67)%		7.18%		23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,005		$29,259		$41,753		$43,788		$1,271,700		$313,468		$350,135		$310,066
Net expenses to average daily net assets	0.70	%(d)	0.70	%(d)	0.70	%(d)	0.70	%*	0.61	%(d)	0.61	%(d)	0.61	%(d)	0.61	%*
Net investment income (loss) to average daily net assets	2.10%		1.57%		1.26%		0.56	%*	1.62%		1.64%		1.36%		0.69	%*
Portfolio turnover rate	52%		71%		58%		7	%**	52%		71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%		0.11%		0.11%		0.26	%*	0.07%		0.11%		0.11%		0.26	%*

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

RESOURCES FUND

	Class III Shares
	Period from December 28, 2011 (commencement of operations) through February 29, 2012
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss) †	0.03
Net realized and unrealized gain (loss)	2.93

Total from investment operations	2.96

Net asset value, end of period	$22.96

Total Return(a)	14.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,101
Net expenses to average daily net assets	0.75	%*
Net investment income (loss) to average daily net assets	0.78	%*
Portfolio turnover rate	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets	7.69	%*
Purchase premiums consisted of the following per share amounts†	$0.06

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011(a)	2010(a)		2009(a)		2008(a)
Net asset value, beginning of period	$24.11		$21.12	$18.08		$42.56		$59.60

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.86		0.30	0.64		1.20		0.24
Net realized and unrealized gain (loss)	(2.46	)(c)	2.69	4.40		(12.80)		(2.32)

Total from investment operations	(1.60)		2.99	5.04		(11.60)		(2.08)

Less distributions to shareholders:
From net investment income	(0.16)		—	(2.00	)(d)	(1.60)		—
From net realized gains	(0.32)		—	—		(11.28)		(14.96)

Total distributions	(0.48)		—	(2.00)		(12.88)		(14.96)

Net asset value, end of period	$22.03		$24.11	$21.12		$18.08		$42.56

Total Return(e)	(6.55)%		14.16%	29.15%		(35.57)%		(6.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,418,165		$490,047	$25,395		$25,417		$30,273
Net expenses to average daily net assets(f)	0.12%		0.12%	0.11%		0.11	%(g)	0.08	%(g)
Net investment income (loss) to average daily net assets(b)	4.00%		1.32%	3.25%		3.96%		0.42%
Portfolio turnover rate	24%		32%	15%		17%		11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(h)	0.61%		0.65%	1.16%		1.24%		0.71%

(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	The net expense ratio does not include the effect of expense reductions.
(h)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FIXED INCOME FUNDS

DOMESTIC BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2012(a)	2011(a)		2010(a)	2009(a)		2008(a)		2012(a)	2011(a)		2010(a)	2009(a)		2008(a)
Net asset value, beginning of period	$41.13	$53.91		$71.91	$85.23		$88.29		$41.22	$53.91		$71.91	$85.32		$88.38

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.37	0.54		0.81	3.51		3.78		0.41	0.63		0.81	3.96		5.13
Net realized and unrealized gain (loss)	(0.50)	3.06		11.97	(12.24)		(0.09)		(0.53)	3.15		11.97	(12.69)		(1.35)

Total from investment operations	(0.13)	3.60		12.78	(8.73)		3.69		(0.12)	3.78		12.78	(8.73)		3.78

Less distributions to shareholders:
From net investment income	(0.34)	(0.54)		(1.44)	(4.50)		(6.75)		(0.36)	(0.63)		(1.53)	(4.59)		(6.84)
From net realized gains	—	—		(4.14)	(0.09)		—		—	—		(4.14)	(0.09)		—
Return of capital	(14.87)	(15.84)		(25.20)	—		—		(14.87)	(15.84)		(25.11)	—		—

Total distributions	(15.21)	(16.38)		(30.78)	(4.59)		(6.75)		(15.23)	(16.47)		(30.78)	(4.68)		(6.84)

Net asset value, end of period	$25.79	$41.13		$53.91	$71.91		$85.23		$25.87	$41.22		$53.91	$71.91		$85.32

Total Return(c)	(0.03)%	8.19%		23.87%	(10.39)%		4.35%		0.02%	8.46%		23.87%	(10.40)%		4.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,834	$120,397		$173,619	$337,524		$144,286		$259,723	$418,686		$614,415	$720,731		$581,526
Net expenses to average daily net assets(d)	0.20%	0.20	%(e)	0.21%	0.26	%(e)	0.25	%(e)	0.11%	0.11	%(e)	0.12%	0.16	%(e)	0.16	%(e)
Net investment income (loss) to average daily net assets(b)	1.18%	1.25%		1.37%	4.43%		4.28%		1.29%	1.33%		1.43%	5.02%		5.87%
Portfolio turnover rate	13%	8%		30%	68%		22%		13%	8%		30%	68%		22%
Fees and expenses reimbursed by the Manager to average daily net assets	0.09%	0.08%		0.07%	0.02%		0.03%		0.09%	0.08%		0.08%	0.02%		0.03%
Redemption fees consisted of the following per share amounts†	—	—		$0.00 (f)	$0.00	(f)	—		—	—		$0.00 (f)	$0.00	(f)	—

(a)	Per share amounts were adjusted to reflect a 1:9 reverse stock split effective January 17, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares						Class IV Shares
	Year Ended February 28/29,						Year Ended February 28/29,
	2012	2011	2010		2009	2008	2012	2011	2010		2009	2008
Net asset value, beginning of period	$7.26	$7.02	$6.08		$9.42	$10.49	$7.27	$7.03	$6.09		$9.44	$10.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13	0.11	0.05		0.27	0.37	0.13	0.11	0.12		0.17	0.36
Net realized and unrealized gain (loss)	0.56	0.65	1.51		(2.08)	(0.63)	0.56	0.65	1.45		(1.99)	(0.61)

Total from investment operations	0.69	0.76	1.56		(1.81)	(0.26)	0.69	0.76	1.57		(1.82)	(0.25)

Less distributions to shareholders:
From net investment income	(0.82)	(0.52)	(0.62)		(1.53)	(0.81)	(0.82)	(0.52)	(0.63)		(1.53)	(0.81)

Total distributions	(0.82)	(0.52)	(0.62)		(1.53)	(0.81)	(0.82)	(0.52)	(0.63)		(1.53)	(0.81)

Net asset value, end of period	$7.13	$7.26	$7.02		$6.08	$9.42	$7.14	$7.27	$7.03		$6.09	$9.44

Total Return(b)	9.88%	10.93%	26.84%		(20.12)%	(2.56)%	9.90%	10.97%	26.87%		(20.23)%	(2.42)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,924	$47,773	$55,839		$73,730	$125,506	$188,675	$183,333	$276,850		$233,848	$1,017,792
Net operating expenses to average daily net assets(c)(d)	0.39%	0.39%	0.38%		0.39%	0.39%	0.34%	0.34%	0.33%		0.34%	0.34%
Interest expense to average daily net assets	—	—	0.02	%(e)	—	—	—	—	0.02	%(e)	—	—
Total net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.40%		0.39%	0.39%	0.34%	0.34%	0.35%		0.34%	0.34%
Net investment income (loss) to average daily net assets(a)	1.74%	1.48%	0.77%		3.20%	3.70%	1.75%	1.48%	1.78%		1.89%	3.60%
Portfolio turnover rate	72%	46%	58%		22%	44%	72%	46%	58%		22%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.12%	0.11%	0.09%		0.08%	0.06%	0.12%	0.11%	0.09%		0.08%	0.06%
Redemption fees consisted of the following per share amounts†	—	—	$0.00	(f)	$0.01	—	—	—	$0.00	(f)	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012		2011		2010		2009	2008
Net asset value, beginning of period	$7.11		$6.59		$6.17		$9.51	$9.73

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.10		0.09		0.19	0.41
Net realized and unrealized gain (loss)	0.33		0.77		1.65		(2.32)	0.31

Total from investment operations	0.43		0.87		1.74		(2.13)	0.72

Less distributions to shareholders:
From net investment income	(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Total distributions	(0.75)		(0.35)		(1.32)		(1.21)	(0.94)

Net asset value, end of period	$6.79		$7.11		$6.59		$6.17	$9.51

Total Return(b)	6.37%		13.36%		29.54%		(24.52)%	8.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,945		$108,684		$209,150		$211,764	$514,570
Net operating expenses to average daily net assets(c)	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)	0.39%		0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)
Net investment income (loss) to average daily net assets(a)	1.39%		1.45%		1.32%		2.20%	4.26%
Portfolio turnover rate	43%		46%		29%		47%	51%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g)	0.24%		0.16%		0.12%		0.09%	0.07%
Redemption fees consisted of the following per share amounts†	—		—		$0.00	(h )	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% of average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(h)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC FIXED INCOME FUND

	Class III Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$15.39		$15.51		$17.37		$23.60		$25.22		$15.38		$15.49		$17.35		$23.57		$25.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.17		0.16		0.71		0.78		0.09		0.15		0.17		0.68		0.97
Net realized and unrealized gain (loss)	1.85		0.54		3.78		(5.70)		(1.37)		1.86		0.57		3.77		(5.64)		(1.55)

Total from investment operations	1.93		0.71		3.94		(4.99)		(0.59)		1.95		0.72		3.94		(4.96)		(0.58)

Less distributions to shareholders:
From net investment income	(0.92)		(0.46)		(0.27)		(1.24)		(0.97)		(0.93)		(0.46)		(0.29)		(1.26)		(1.01)
From net realized gains	—		—		—		—		(0.06)		—		—		—		—		(0.06)
Return of capital	—		(0.37)		(5.53)		—		—		—		(0.37)		(5.51)		—		—

Total distributions	(0.92)		(0.83)		(5.80)		(1.24)		(1.03)		(0.93)		(0.83)		(5.80)		(1.26)		(1.07)

Net asset value, end of period	$16.40		$15.39		$15.51		$17.37		$23.60		$16.40		$15.38		$15.49		$17.35		$23.57

Total Return	12.60	%(b)	4.76	%(b)	27.97	%(b)	(21.20	)%(b)	(2.39	)%(b)	12.77	%(c)	4.84	%(c)	28.00	%(c)	(21.09	)%(c)	(2.35	)%(c)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,215		$77,084		$139,571		$227,453		$277,879		$2,405,821		$2,476,073		$2,005,889		$2,246,197		$5,121,698
Net expenses to average daily net assets(e)	0.39	%(d)	0.39	%(d)	0.39%		0.40	%(d)	0.38	%(d)	0.29	%(d)	0.29	%(d)	0.30%		0.30	%(d)	0.29	%(d)
Net investment income (loss) to average daily net assets(a)	0.51%		1.09%		1.01%		3.32%		3.12%		0.58%		1.00%		1.05%		3.14%		3.87%
Portfolio turnover rate	30%		19%		35%		70%		67%		30%		19%		35%		70%		67%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.04%		0.04%		0.03%		0.03%		0.04%		0.04%		0.04%		0.03%		0.03%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(f)	—		$0.00	(f)	$0.02		—		$0.00	(f)	—		$0.00	(f)	$0.02		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.18	$7.98	$7.00	$8.79	$9.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13	0.12	0.09	0.26	0.33
Net realized and unrealized gain (loss)	0.71	0.47	1.39	(1.49)	(0.62)

Total from investment operations	0.84	0.59	1.48	(1.23)	(0.29)

Less distributions to shareholders:
From net investment income	(0.41)	(0.39)	(0.42)	(0.56)	(0.01)
Return of capital	(0.26)	—	(0.08)	—	(0.12)

Total distributions	(0.67)	(0.39)	(0.50)	(0.56)	(0.13)

Net asset value, end of period	$8.35	$8.18	$7.98	$7.00	$8.79

Total Return(b)	10.48%	7.35%	22.19%	(13.93)%	(3.08)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,021	$70,799	$137,301	$127,081	$155,952
Net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss) to average daily net assets(a)	1.58%	1.43%	1.19%	3.24%	3.62%
Portfolio turnover rate	52%	51%	31%	28%	55%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.25%	0.17%	0.12%	0.13%	0.09%
Redemption fees consisted of the following per share amounts†	—	—	$0.01	$0.00 (e)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$7.91	$7.58	$6.33		$8.70	$8.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11	0.12	0.10		0.25	0.42
Net realized and unrealized gain (loss)	0.55	0.82	1.66		(2.11)	0.11

Total from investment operations	0.66	0.94	1.76		(1.86)	0.53

Less distributions to shareholders:
From net investment income	(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Total distributions	(0.46)	(0.61)	(0.51)		(0.51)	(0.75)

Net asset value, end of period	$8.11	$7.91	$7.58		$6.33	$8.70

Total Return(b)	8.57%	12.84%	28.99%		(22.77)%	6.50%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,213	$209,891	$213,875		$261,706	$338,614
Net operating expenses to average daily net assets(c)(d)	0.39%	0.38%	0.38%		0.39%	0.38%
Interest expense to average daily net assets(e)	—	0.01%	0.00	%(f)	—	—
Total net expenses to average daily net assets(c)(d)	0.39%	0.39%	0.38%		0.39%	0.38%
Net investment income (loss) to average daily net assets(a)	1.39%	1.50%	1.37%		3.24%	4.86%
Portfolio turnover rate	38%	45%	31%		35%	20%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.09%	0.07%	0.04%		0.03%	0.03%
Redemption fees consisted of the following per share amounts†	—	—	$0.01		$0.00 (g)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2012		2011		2010		2009		2008		2012		2011		2010		2009		2008
Net asset value, beginning of period	$9.10		$8.47		$5.85		$10.06		$10.73		$9.09		$8.47		$5.85		$10.06		$10.73

Income (loss) from investment operations:
Net investment income (loss)†	0.84		1.03	(a)	0.52		0.54		0.68		0.84		1.05	(b)	0.53		0.53		0.69
Net realized and unrealized gain (loss)	0.58		0.81		2.70		(3.77)		(0.13)		0.59		0.78		2.69		(3.76)		(0.13)

Total from investment operations	1.42		1.84		3.22		(3.23)		0.55		1.43		1.83		3.22		(3.23)		0.56

Less distributions to shareholders:
From net investment income	(0.93)		(1.21)		(0.60)		(0.77)		(0.76)		(0.94)		(1.21)		(0.60)		(0.77)		(0.77)
From net realized gains	—		—		—		(0.21)		(0.46)		—		—		—		(0.21)		(0.46)

Total distributions	(0.93)		(1.21)		(0.60)		(0.98)		(1.22)		(0.94)		(1.21)		(0.60)		(0.98)		(1.23)

Net asset value, end of period	$9.59		$9.10		$8.47		$5.85		$10.06		$9.58		$9.09		$8.47		$5.85		$10.06

Total Return(c)	16.62%		22.23%		55.95%		(32.75)%		5.07%		16.69%		22.19%		56.02%		(32.66)%		5.13%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$679,533		$564,570		$602,065		$535,194		$734,921		$1,117,850		$1,122,409		$1,287,496		$1,291,258		$2,114,181
Net operating expenses to average daily net assets(d)(e)	0.64%		0.59%		0.58%		0.59%		0.57%		0.59%		0.54%		0.53%		0.54%		0.53%
Interest expense to average daily net assets	0.08	%(f)	0.08	%(g)	0.11	%(g)	0.23	%(g)	0.74	%(f)	0.08	%(f)	0.07	%(g)	0.11	%(g)	0.23	%(g)	0.74	%(f)
Total net expenses to average daily net assets(e)	0.72%		0.67%		0.69%		0.82%		1.31%		0.67%		0.61%		0.64%		0.77%		1.27%
Net investment income (loss) to average daily net assets	8.90%		11.09	%(h)	6.98%		6.36%		6.36%		8.95%		11.37	%(i)	7.03%		6.46%		6.45%
Portfolio turnover rate	29%		21%		36%		38%		53%		29%		21%		36%		38%		53%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.02		$0.05		$0.00	(j)	$0.01		$0.01		$0.02		$0.04		$0.00	(j)	$0.00	(j)

(a)

Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.

(b)

Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.

(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivatives contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)

Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.

(i)

Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.

(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION INVESTMENT FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$8.36	$8.07		$7.15	$8.45	$8.93

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02	0.05		0.06	0.30	0.32
Net realized and unrealized gain (loss)	(0.03)	0.29		0.96	(1.29)	(0.28)

Total from investment operations	(0.01)	0.34		1.02	(0.99)	0.04

Less distributions to shareholders:
From net investment income	(0.03)	(0.05)		(0.07)	(0.31)	(0.52)
Return of Capital	—	—		(0.03)	—	—

Total distributions	(0.03)	(0.05)		(0.10)	(0.31)	(0.52)

Net asset value, end of period	$8.32	$8.36		$8.07	$7.15	$8.45

Total Return(b)	(0.15)%	4.22%		14.40%	(11.78)%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,572	$5,997		$6,627	$6,228	$7,375
Net expenses to average daily net assets(c)	0.20%	0.20	%(d)	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.29%	0.60%		0.83%	3.81%	3.59%
Portfolio turnover rate	17%	20%		11%	4%	5%
Fees and expenses reimbursed by the Manager to average daily net assets	0.84%	0.94%		0.90%	0.79%	0.60%
Redemption fees consisted of the following per share amounts†	—	—		$0.00 (e)	$0.00 (e)	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL FUND

	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$10.38		$14.98		$17.10		$24.03		$25.66

Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.19		0.26		0.76		1.38
Net realized and unrealized gain (loss)	(0.15)		0.91		3.40		(4.41)		(1.64)

Total from investment operations	(0.03)		1.10		3.66		(3.65)		(0.26)

Less distributions to shareholders:
From net investment income	(0.10)		(0.18)		(0.24)		(1.06)		(1.37)
From return on capital	(4.29)		(5.52)		(5.54)		(2.22)		—

Total distributions	(4.39)		(5.70)		(5.78)		(3.28)		(1.37)

Net asset value, end of period	5.96		$10.38		$14.98		$17.10		$24.03

Total Return(a)	0.13%		9.30%		25.58%		(15.97)%		(1.14)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,161,213		$2,053,584		$3,189,414		$3,676,748		$7,671,415
Net operating expenses to average daily net assets(b)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)
Interest expense to average daily net assets	—		0.01	%(d)	0.01	%(d)	—		—
Total net expenses to average daily net assets	0.00	%(c)(e)	0.01	%(c)	0.01	%(c)	0.00	%(c)(e)	0.00	%(c)(e)
Net investment income (loss) to average daily net assets	1.50%		1.52%		1.60%		3.46%		5.41%
Portfolio turnover rate	0%		0%		0%		16%		27%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%		0.02%		0.01%
Redemption fees consisted of the following per share amounts†	—		—		—		$0.02		—

(a)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(b)	Net operating expenses were less than 0.01% to average daily net assets.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Total net expenses were less than 0.01% to average daily net assets.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$18.65	$17.27	$17.08		$23.39	$25.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18	0.22	0.21		1.17	1.07
Net realized and unrealized gain (loss)	(0.20)	1.34	3.47		(4.92)	(1.38)

Total from investment operations	(0.02)	1.56	3.68		(3.75)	(0.31)

Less distributions to shareholders:
From net investment income	(0.21)	(0.18)	(0.22)		(0.81)	(1.35)
Return of capital	—	—	(3.27)		(1.75)	—

Total distributions	(0.21)	(0.18)	(3.49)		(2.56)	(1.35)

Net asset value, end of period	$18.42	$18.65	$17.27		$17.08	$23.39

Total Return(b)	(0.07)%	9.08%	25.13%		(15.90)%	(1.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,066	$34,959	$33,744		$26,878	$10,637
Net expenses to average daily net assets(c)	0.20%	0.20%	0.20	%(d)	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.98%	1.22%	1.28%		5.47%	4.25%
Portfolio turnover rate	6%	5%	2%		18%	127%
Fees and expenses reimbursed by the Manager to average daily net assets	0.13%	0.16%	0.20%		0.17%	0.15%
Redemption fees consisted of the following per share amounts†	—	—	$0.00	(e)	$0.01	—

(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INFLATION INDEXED PLUS BOND FUND

	Class III Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2012		2011		2010	2009		2008		2012		2011		2010	2009		2008
Net asset value, beginning of period	$19.52		$18.40		$14.88	$23.52		$25.47		$19.52		$18.39		$14.87	$23.51		$25.48

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.22		0.25	0.82		1.13		0.39		0.24		0.26	1.37		1.38
Net realized and unrealized gain (loss)	2.58		2.25		4.45	(6.90)		(0.21)		2.53		2.25		4.45	(7.43)		(0.45)

Total from investment operations	2.89		2.47		4.70	(6.08)		0.92		2.92		2.49		4.71	(6.06)		0.93

Less distributions to shareholders:
From net investment income	(1.92)		(0.51)		(0.72)	(2.56)		(2.81)		(1.93)		(0.52)		(0.72)	(2.58)		(2.84)
From net realized gains	(5.65)		(0.84)		—	—		(0.06)		(5.65)		(0.84)		—	—		(0.06)
Return of capital	—		—		(0.46)	—		—		—		—		(0.47)	—		—

Total distributions	(7.57)		(1.35)		(1.18)	(2.56)		(2.87)		(7.58)		(1.36)		(1.19)	(2.58)		(2.90)

Net asset value, end of period	$14.84		$19.52		$18.40	$14.88		$23.52		$14.86		$19.52		$18.39	$14.87		$23.51

Total Return(b)	16.87%		13.55%		32.96%	(26.89)%		3.95%		17.05%		13.71%		33.05%	(26.82)%		4.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,162		$71,856		$76,048	$114,859		$137,492		$3,252		$79,877		$329,041	$252,911		$90,360
Net operating expenses to average daily net assets(c)	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.37	%(d)	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.29	%(d)
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	—	—		0.07%		0.00	%(f)	0.00	%(f)	—	—		0.07%
Total net expenses to average daily net assets(c)	0.39	%(d)	0.39	%(d)	0.38%	0.39	%(d)	0.44	%(d)	0.29	%(d)	0.29	%(d)	0.29%	0.30	%(d)	0.36	%(d)
Net investment income (loss) to average daily net assets(a)	1.65%		1.13%		1.50%	4.17%		4.51%		1.97%		1.21%		1.54%	7.73%		5.48%
Portfolio turnover rate	69%		81%		44%	56%		131%		69%		81%		44%	56%		131%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.30%		0.12%		0.10%	0.11%		0.06%		0.17%		0.10%		0.10%	0.09%		0.06%
Redemption fees consisted of the following per share amounts†	—		—		$0.00 (g)	$0.01		—		—		—		$0.00 (g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

U.S. TREASURY FUND

	Year Ended February 28/29,				Period from March 17, 2009 (commencement of operations) through February 28, 2010
	2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.01		0.00	(a)	0.02

Total from investment operations	0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.05)
From net realized gains	(0.01)		(0.00	)(b)	(0.01)

Total distributions	(0.02)		(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00

Total Return(c)	0.07%		0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,056,342		$1,814,553		$546,076
Net expenses to average daily net assets	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.04%		0.13%		0.18	%*
Portfolio turnover(f)	0%		0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10%		0.11%		0.12	%*

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distributions. Without the waivers, total returns would have been (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 29, 2012, February 28, 2011 and February 28, 2010.

(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Portfolio turnover rate calculation excludes short-term investments.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

	Class III Shares						Class VI Shares
	Year Ended February 28/29,				Period from March 27, 2009 (commencement of operations) through February 28, 2010		Year Ended February 28/29,				Period from March 18, 2009 (commencement of operations) through February 28, 2010
	2012		2011				2012		2011
Net asset value, beginning of period	$25.01		$26.13		$25.15		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.32		0.51		0.92		0.56		0.64		0.80
Net realized and unrealized gain (loss)	0.78		0.64		0.85		0.57		0.54		1.15

Total from investment operations	1.10		1.15		1.77		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.51)		(0.50)		(0.60)		(0.53)		(0.53)		(0.63)
From net realized gains	(1.00)		(1.77)		(0.19)		(1.00)		(1.77)		(0.19)

Total distributions	(1.51)		(2.27)		(0.79)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$24.60		$25.01		$26.13		$24.61		$25.01		$26.13

Total Return(a)	4.49%		4.51%		7.07	%**	4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,692		$48,676		$40,225		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets(b)	0.40	%(c)	0.41	%(c)	0.40	%*	0.31	%(c)	0.31	%(c)	0.31	%*
Interest expense to average daily net assets(d)	0.01%		0.03%		0.03	%*	0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets(b)	0.41%		0.44%		0.43	%*	0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	1.31%		1.94%		3.86	%*	2.25%		2.43%		3.24	%*
Portfolio turnover rate	319%		315%		116	%(e)**	319%		315%		116	%(e)**
Fees and expenses reimbursed by the Manager to average daily net assets(f)	0.06%		0.04%		0.04	%*	0.04%		0.04%		0.04	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION FUNDS

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$25.51	$22.80	$16.55	$25.55	$31.90

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.51	0.43	0.40	0.45	0.55
Net realized and unrealized gain (loss)	2.71	2.73	6.05	(8.50)	(2.10)

Total from investment operations	3.22	3.16	6.45	(8.05)	(1.55)

Less distributions to shareholders:
From net investment income	(0.73)	(0.45)	(0.20)	(0.40)	(1.60)
From net realized gains	—	—	—	(0.55)	(3.20)

Total distributions	(0.73)	(0.45)	(0.20)	(0.95)	(4.80)

Net asset value, end of period	$28.00	$25.51	$22.80	$16.55	$25.55

Total Return(c)	12.83%	14.13%	38.94%	(32.42)%	(6.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,213	$95,923	$128,565	$69,415	$95,067
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	1.99%	1.86%	1.99%	1.94%	1.78%
Portfolio turnover rate	12%	7%	2%	39%	26%
Fees and expenses reimbursed by the Manager to average daily net assets	0.07%	0.06%	0.05%	0.06%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	$0.00 (g)	$0.00 (g)	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investments in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.80	$8.96	$6.17	$16.45	$17.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23	0.13	0.28	0.40	0.31
Net realized and unrealized gain (loss)	(0.81)	1.87	2.81	(7.20)	1.32

Total from investment operations	(0.58)	2.00	3.09	(6.80)	1.63

Less distributions to shareholders:
From net investment income	(0.24)	(0.16)	(0.20)	(0.39)	(1.00)
From net realized gains	—	—	(0.10)	(3.09)	(2.14)

Total distributions	(0.24)	(0.16)	(0.30)	(3.48)	(3.14)

Net asset value, end of period	$9.98	$10.80	$8.96	$6.17	$16.45

Total Return(b)	(5.21)%	22.43%	50.37%	(48.63)%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,166,993	$1,277,551	$1,017,731	$519,663	$755,542
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.33%	1.39%	3.21%	3.46%	1.66%
Portfolio turnover rate	29%	13%	11%	33%	9%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.02%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01	$0.00 (f)	$0.01	$0.01	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.23	$12.69	$9.20	$20.63	$22.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36	0.18	0.41	0.65	0.47
Net realized and unrealized gain (loss)	(1.35)	2.54	3.49	(9.20)	0.52

Total from investment operations	(0.99)	2.72	3.90	(8.55)	0.99

Less distributions to shareholders:
From net investment income	(0.37)	(0.18)	(0.41)	(0.62)	(1.24)
From net realized gains	—	—	—	(2.26)	(1.28)

Total distributions	(0.37)	(0.18)	(0.41)	(2.88)	(2.52)

Net asset value, end of period	$13.87	$15.23	$12.69	$9.20	$20.63

Total Return(b)	(6.32)%	21.53%	42.22%	(46.05)%	3.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$810,338	$796,026	$661,103	$409,278	$718,390
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.53%	1.34%	3.39%	4.12%	2.04%
Portfolio turnover rate	26%	14%	20%	33%	4%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.02%	0.02%	0.01%	0.02%
Redemption fees consisted of the following per share amounts†	—	—	$0.00 (f)	$0.00 (f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder, if any.

(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.60	$7.40	$5.29	$10.25	$11.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19	0.15	0.20	0.34	0.20
Net realized and unrealized gain (loss)	0.00 (b)	1.17	2.11	(4.01)	0.09	(b )

Total from investment operations	0.19	1.32	2.31	(3.67)	0.29

Less distributions to shareholders:
From net investment income	(0.20)	(0.12)	(0.15)	(0.31)	(0.49)
From net realized gains	(0.10)	—	(0.05)	(0.98)	(1.51)

Total distributions	(0.30)	(0.12)	(0.20)	(1.29)	(2.00)

Net asset value, end of period	$8.49	$8.60	$7.40	$5.29	$10.25

Total Return(c)	2.47%	17.97%	43.73%	(39.44)%	1.01%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,636,875	$1,485,712	$704,866	$431,278	$356,524
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.27%	1.96%	2.78%	4.27%	1.63%
Portfolio turnover rate	28%	6%	34%	52%	30%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.02%	0.02%	0.03%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (g)	$0.01	$0.01	$0.01	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2008, “GMO Global (U.S.+) Equity Allocation Fund” was renamed “GMO Global Equity Allocation Fund.”

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$19.32	$16.74	$12.29	$21.71	$24.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40	0.28	0.42	0.53	0.43
Net realized and unrealized gain (loss)	0.18	2.59	4.47	(8.50)	0.01 (b)

Total from investment operations	0.58	2.87	4.89	(7.97)	0.44

Less distributions to shareholders:
From net investment income	(0.41)	(0.29)	(0.44)	(0.54)	(1.10)
From net realized gains	—	—	—	(0.91)	(1.88)

Total distributions	(0.41)	(0.29)	(0.44)	(1.45)	(2.98)

Net asset value, end of period	$19.49	$19.32	$16.74	$12.29	$21.71

Total Return(c)	3.14%	17.19%	39.64%	(38.63)%	0.72%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,235,143	$1,215,043	$1,059,840	$698,525	$944,374
Net expenses to average daily net assets(d)(e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.11%	1.61%	2.64%	2.89%	1.72%
Portfolio turnover rate	27%	20%	16%	35%	20%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	—	—	—	$0.00 (g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.22	$9.30	$7.28	$11.37	$12.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24	0.17	0.27	0.87	0.48
Net realized and unrealized gain (loss)	0.21	0.94	2.10	(3.43)	0.05

Total from investment operations	0.45	1.11	2.37	(2.56)	0.53

Less distributions to shareholders:
From net investment income	(0.27)	(0.19)	(0.35)	(1.04)	(0.53)
From net realized gains	—	—	—	(0.49)	(0.64)

Total distributions	(0.27)	(0.19)	(0.35)	(1.53)	(1.17)

Net asset value, end of period	$10.40	$10.22	$9.30	$7.28	$11.37

Total Return(b)	4.51%	11.98%	32.60%	(24.30)%	4.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,612,740	$3,457,703	$3,104,293	$2,432,987	$3,364,855
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.37%	1.73%	3.00%	8.81%	3.89%
Portfolio turnover rate	40%	32%	29%	44%	76%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts(f)†	$0.00	$0.00	$0.00	$0.00	$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective September 15, 2011, “GMO Global Balanced Asset Allocation Fund” was renamed “GMO Global Asset Allocation Fund.”

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$20.78	$18.54	$14.37		$22.70	$23.71

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48	0.33	0.54		1.57	0.99
Net realized and unrealized gain (loss)	0.51	2.26	4.26		(7.23)	(0.15)

Total from investment operations	0.99	2.59	4.80		(5.66)	0.84

Less distributions to shareholders:
From net investment income	(0.51)	(0.35)	(0.63)		(1.61)	(1.02)
From net realized gains	—	—	—		(1.06)	(0.83)

Total distributions	(0.51)	(0.35)	(0.63)		(2.67)	(1.85)

Net asset value, end of period	$21.26	$20.78	$18.54		$14.37	$22.70

Total Return(b)	4.93%	14.02%	33.44%		(26.75)%	3.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,022,555	$1,752,168	$1,851,213		$1,107,258	$1,100,116
Net expenses to average daily net assets(c)(d)(e)	0.00%	0.00%	0.00%		0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.33%	1.73%	3.04%		8.05%	4.05%
Portfolio turnover rate	35%	36%	14%		34%	47%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%	0.01%	0.02%		0.01%	0.01%
Redemption fees consisted of the following per share amounts†	—	—	$0.00	(f )	$0.01	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$22.72	$21.49		$17.51		$25.30		$26.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21	0.36		0.64		3.21		1.19
Net realized and unrealized gain (loss)	1.44 (b)	1.28		4.11		(6.72)		1.18

Total from investment operations	1.65	1.64		4.75		(3.51)		2.37

Less distributions to shareholders:
From net investment income	(0.34)	(0.41)		(0.75)		(3.71)		(1.12)
From net realized gains	—	—		(0.02)		(0.57)		(2.87)

Total distributions	(0.34)	(0.41)		(0.77)		(4.28)		(3.99)

Net asset value, end of period	$24.03	$22.72		$21.49		$17.51		$25.30

Total Return(c)	7.36%	7.69%		27.18%		(15.11)%		8.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114,452	$3,170,573		$1,733,173		$1,436,951		$1,610,066
Net expenses to average daily net assets(d)(e)(f)	0.01%	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Net investment income (loss) to average daily net assets(a)	0.93%	1.63%		3.14%		14.05%		4.30%
Portfolio turnover rate	33%	19%		24%		40%		57%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00 (h)	$0.01		$0.01		$0.00	(h)	$0.00	(h)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	Effective January 1, 2012, the Fund pays the Manager a management fee of 0.65% of the Fund’s average daily net assets.
(g)	Net expenses to average daily net assets were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND

	Class III Shares
	Year Ended February 28/29,
	2012	2011(a)	2010(a)	2009(a)	2008(a)
Net asset value, beginning of period	$23.49	$24.55	$28.85	$55.55	$52.10

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.46	0.30	0.55	1.15	1.05
Net realized and unrealized gain (loss)	0.52	(1.36)	(3.35)	4.65	3.50

Total from investment operations	0.98	(1.06)	(2.80)	5.80	4.55

Less distributions to shareholders:
From net investment income	(0.34)	—	(1.50)	(22.05)	(1.10)
From net realized gains	—	—	—	(10.45)	—

Total distributions	(0.34)	—	(1.50)	(32.50)	(1.10)

Net asset value, end of period	$24.13	$23.49	$24.55	$28.85	$55.55

Total Return(c)	4.13%	(4.32)%	(10.30)%	11.92%	8.74%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,752	$59,746	$71,481	$121,711	$176,067
Net expenses to average daily net assets(d)(e)	0.24%	0.23%	0.24%	0.23%	0.16%
Net investment income (loss) to average daily net assets(b)	1.89%	1.26%	2.16%	2.37%	1.91%
Portfolio turnover rate	125%	89%	114%	87%	44%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(f)	0.44%	0.46%	0.45%	0.44%	0.51%
Redemption fees consisted of the following per share amounts†	—	—	—	$0.00 (g)	$0.01

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2012	2011(a)	2010(a)	2009(a)	2008(a)
$23.50	$24.55	$28.85	$55.55	$52.05

0.47	0.31	0.55	1.20	1.05
0.52	(1.36)	(3.35)	4.60	3.55

0.99	(1.05)	(2.80)	5.80	4.60

(0.35)	—	(1.50)	(22.05)	(1.10)
—	—	—	(10.45)	—

(0.35)	—	(1.50)	(32.50)	(1.10)

$24.14	$23.50	$24.55	$28.85	$55.55

4.19%	(4.28)%	(10.30)%	12.00%	8.90%

$2,086,001	$1,930,347	$1,648,282	$1,854,153	$2,557,970
0.19%	0.18%	0.18%	0.18%	0.11%
1.91%	1.27%	2.11%	2.52%	1.96%
125%	89%	114%	87%	44%
0.43%	0.46%	0.46%	0.44%	0.51%
—	—	—	$0.00 (g)	$0.01

INVESTMENT IN OTHER GMO FUNDS

GMO Alternative Asset Opportunity Fund.    GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers Class III shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets.

AAOF’s investment objective is long-term total return.

AAOF invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. AAOF seeks to take advantage of the Manager’s proprietary investment models for global tactical asset allocation and equity, bond, currency and commodity market selection.

AAOF normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury-Bills) or money market funds. AAOF also may invest in U.S. and non-U.S. fixed income securities and hold shares of other series of the Trust, including Short-Duration Collateral Fund (“SDCF”) and U.S. Treasury Fund.

The Manager’s models for this active quantitative process are based on the following strategies:

Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum.

The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and some other assets, AAOF invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which AAOF may invest directly. References to AAOF in this summary of AAOF’s investment strategy may refer to actions undertaken by AAOF or the subsidiary company. AAOF does not invest directly in commodities and commodity-related derivatives.

AAOF’s benchmark is the Citigroup 3-Month Treasury Bill Index. AAOF does not maintain a specified interest rate duration for its portfolio.

AAOF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, AAOF will typically have gross investment exposures in excess of its net assets (i.e., AAOF will be leveraged) and therefore is subject to heightened risk of loss. AAOF’s performance can depend substantially, if not primarily, on derivative reference assets that AAOF does not own.

If deemed prudent by the Manager, AAOF may take temporary defensive positions.

A GMO Fund that invests in AAOF is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Management and Operational Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Market Risk — Equity Securities, Currency Risk, Commodities Risk, Market Risk — Fixed Income Investments, Market Risk — Asset-Backed Securities, Derivatives Risk, Counterparty Risk, Short Sales Risk, Credit Risk, Liquidity Risk, Leveraging Risk, Fund of Funds Risk, and Large Shareholder Risk. AAOF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were a diversified investment company. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks.

GMO Debt Opportunities Fund.    GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Debt Opportunities Fund does not own.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

For cash management purposes, Debt Opportunities Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by the Manager, Debt Opportunities Fund may take temporary defensive positions. Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

A GMO Fund that invests in Debt Opportunities Fund is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk — Fixed Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. Shareholders of each GMO Fund investing in Debt Opportunities Fund are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund.    GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (“OTC”) derivatives. High Quality Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, High Quality Fund will typically have gross investment exposures in excess of its net assets (i.e., High Quality Fund will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on derivative reference assets that High Quality Fund does not own.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

For cash management purposes, High Quality Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

The Manager will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by the Manager, High Quality Fund may take temporary defensive positions.

A GMO Fund that invests in High Quality Fund is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Market Risk — Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks.

GMO Implementation Fund.    GMO Implementation Fund (“Implementation Fund”), a series of the Trust, is not offered by this Prospectus. Implementation Fund is managed by GMO.

Implementation Fund does not pay an investment management fee or shareholder service fee.

Implementation Fund’s investment objective is a positive total return, not “relative return.”

The Manager pursues investment strategies for Implementation Fund that are intended to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund. Accordingly, Implementation Fund is not a standalone investment and Implementation Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. Depending on the Manager’s outlook, Implementation Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and real estate) and at times may be substantially invested in a single asset class. Implementation Fund may invest in companies of any market capitalization. In addition, Implementation Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. Implementation Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent Implementation Fund invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). Implementation Fund also may have exposure to short sales. The Manager’s ability to shift investments among asset classes is not subject to any limits.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives (e.g., selling put options on securities) and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Implementation Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. Implementation Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Implementation Fund may lend its portfolio securities.

Implementation Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Implementation Fund may have gross investment exposures in excess of its net assets (i.e., Implementation Fund may be leveraged) and therefore is subject to heightened risk of loss. Implementation Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Implementation Fund does not own.

Implementation Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

For cash management purposes, Implementation Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Because of its investment in Implementation Fund, Benchmark-Free Allocation Fund is subject to all of the risks to which Implementation Fund is exposed. The principal risks of an investment in Implementation Fund include Market Risk — Equity Securities, Market Risk — Fixed Income Investments, Non-U.S. Investment Risk, Management and Operational Risk, Smaller Company Risk, Liquidity Risk, Derivatives Risk, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Real Estate Risk, Market Disruption and Geopolitical Risk, Short Sales Risk, Focused Investment Risk, Large Shareholder Risk, and Fund of Funds Risk. Implementation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Implementation Fund may affect Implementation Fund’s performance more than if Implementation Fund were a diversified investment company. Shareholders of Benchmark-Free Allocation Fund are indirectly exposed to these risks.

GMO Special Situations Fund.    GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

SSF’s investment objectives are capital appreciation and capital preservation.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, SSF is not a standalone investment and SSF’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine SSF’s strategic direction.

SSF may have long or short exposure to non-U.S. and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), non-U.S. and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

SSF is permitted to use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and non-U.S. currency derivative transactions. SSF is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, SSF will typically have gross investment exposures in excess of its net assets (i.e., SSF will be leveraged) and therefore is subject to heightened risk of loss. SSF’s performance can depend substantially, if not primarily, on derivative reference assets that SSF does not own.

SSF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

For cash management purposes, SSF may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in SSF is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Market Risk — Equity Securities, Market Risk — Fixed Income Investments, Credit Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Non-U.S. Investment Risk, Large Shareholder Risk and Fund of Funds Risk. SSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were a diversified investment company. Shareholders of each GMO Fund investing in SSF are indirectly exposed to these risks.

GMO U.S. Flexible Equities Fund.    GMO U.S. Flexible Equities Fund (“U.S. Flex”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. U.S. Flex is managed by GMO.

U.S. Flex pays an investment management fee to the Manager at the annual rate of 0.33% of U.S. Flex’s average daily net assets for each class of shares. U.S. Flex offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

U.S. Flex’s investment objective is total return in excess of its benchmark, the Russell 3000 Index. There can be no assurance that U.S. Flex will achieve its investment objective.

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, U.S. Flex is not a standalone investment. The Manager uses multi-year forecasts of returns and risk to determine U.S. Flex’s strategic direction.

Under normal circumstances, U.S. Flex invests directly and indirectly at least 80% of its assets in equity investments tied economically to the U.S. In addition, U.S. Flex may invest up to 20% of its net assets in any type of securities, including non-U.S. securities. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depository receipts, exchange-traded equity REITs, and income trusts.

U.S. Flex is permitted to make equity investments of all types, including investments in growth or value style equities or other groups of equities identified by the Manager as attractive investments, and to make equity investments in companies of any market capitalization. In addition, U.S. Flex is not limited in how much it may invest in any segment of the U.S. market or in the types of equity investments it may purchase, and may often own a limited number of equity investments of companies in a single U.S. market segment and/or capitalization range. U.S. Flex could experience material losses from a single investment.

As of the date of this Prospectus, the Manager expects to invest substantially all of the U.S. Flex’s assets in equities that the Manager believes to be of high quality. In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of U.S. Flex’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. U.S. Flex also may make short sales of securities, including short sales of securities U.S. Flex does not own. In addition, U.S. Flex may lend its portfolio securities.

For cash management purposes, U.S. Flex may invest in U.S. Treasury Fund and unaffiliated money market funds.

A GMO Fund that invests in U.S. Flex is subject to all of the risks to which U.S. Flex is exposed. The principal risks of an investment in U.S. Flex include Management and Operational Risk, Market Risk — Equity Securities, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, and Fund of Funds Risk. U.S. Flex is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by U.S. Flex may affect U.S. Flex’s performance more than if U.S. Flex were a diversified investment company. Shareholders of each GMO Fund investing in U.S. Flex are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund.    GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Overlay Fund seeks to achieve its investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, Overlay Fund establishes its positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds).

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have a higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, Overlay Fund will typically have gross investment exposures in excess of its net assets (i.e., Overlay Fund will be leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on derivative reference assets that Overlay Fund does not own.

Overlay Fund has a substantial investment in asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by the Manager, Overlay Fund may take temporary defensive positions.

A GMO Fund that invests in Overlay Fund is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Investments, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks.

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
U.S. Equity Funds
U.S. Core Equity Fund (p. 1)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	—	—	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Quality Fund (p. 4)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
U.S. Intrinsic Value Fund (p. 7)	Class III	GMVUX	USIntrVal	362013 74 0
U.S. Growth Fund (p. 10)	Class III	GMGWX	USGrowth	362013 87 2
U.S. Small/Mid Cap Fund (p. 13)	Class III	GMSUX	USSMidVal	362013 83 1
Real Estate Fund (p. 16)	Class III	GMORX	RealEstate	362007 62 7

International Equity Funds
International Core Equity Fund (p. 19)	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
International Intrinsic Value Fund (p. 22)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Intrinsic Value Extended Markets Fund (p. 25)	Class II	—	—	—
	Class III	—	—	—
	Class IV	GMOVX	N/A	362014 88 8
International Large/Mid Cap Value Fund (p. 28)	Class III	—	—	—
	Class IV	—	—	—
	Class V	—	—	—
	Class VI	—	—	—
International Growth Equity Fund (p. 31)	Class III	GMIGX	IntlGroEq	362013 60 9
	Class IV	GMGFX	IntlGroEq	362013 70 8
Developed World Stock Fund (p. 34)	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
International Small Companies Fund (p. 37)	Class III	GMISX	IntSmCos	362007 52 8
Asset Allocation International Small Companies Fund (p. 40)	Class III	—	—	—
Tax-Managed International Equities Fund (p. 43)	Class III	GTMIX	TxMngIntEq	362008 66 6
Foreign Fund (p. 46)	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. 49)	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
Global Focused Equity Fund (p. 52)	Class III	GGFEX	N/A	362013 14 6
	Class IV	—	—	362013 13 8
Emerging Markets Fund (p. 55)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. 58)	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. 61)	Class II	GEDTX	N/A	362013 22 9
	Class III	GDFIX	—	362013 21 1
	Class IV	GEDIX	N/A	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	GEDFX	N/A	362013 17 9
Taiwan Fund (p. 64)	Class III	GMOTX	Taiwan	362013 26 0
Flexible Equities Fund (p. 67)	Class III	GFEFX	FlexEqIII	362013 31 0
	Class VI	GFFEX	FlexEqVI	362013 29 4
Resources Fund (p. 70)	Class III	GOFIX	—	362014 10 2
	Class IV	—	—	362014 20 1
	Class V	—	—	362014 30 0
	Class VI	—	—	362014 40 9
Currency Hedged International Equity Fund (p. 73)	Class III	GMOCX	CurHgIntEq	362007 58 5

Fixed Income Funds
Domestic Bond Fund (p. 76)	Class III	GMDBX	DomestBd	362007 41 1
	Class VI	GDBSX	DomestBd	362008 13 8
Core Plus Bond Fund (p. 79)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
International Bond Fund (p. 82)	Class III	GMIBX	IntlBond	362007 37 9
Strategic Fixed Income Fund (p. 85)	Class III	GFITX	StratFxdInc	362013 44 3
	Class VI	GMFIX	StratFxdInc	362013 41 9
Currency Hedged International Bond Fund (p. 88)	Class III	GMHBX	CurHgIntBd	362007 34 6
Global Bond Fund (p. 91)	Class III	GMGBX	GlobalBd	362007 31 2
Emerging Country Debt Fund (p. 94)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Short-Duration Investment Fund (p. 97)	Class III	GMSIX	ShortDurInv	362007 47 8
Short-Duration Collateral Fund (p. 100)	N/A	GMOSX	ShdurCol	362013 28 6
Short-Duration Collateral Share Fund (p. 103)	Class III	GMDCX	N/A	362013 53 4
	Class VI	GSDFX	—	362013 49 2
Inflation Indexed Plus Bond Fund (p. 106)	Class III	GMITX	InfltInPlus	362013 47 6
	Class VI	GMIPX	InfltInPlus	362013 46 8
U.S. Treasury Fund (p. 109)	N/A	GUSTX	USTreas	362013 36 9
Asset Allocation Bond Fund (p. 111)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Asset Allocation International Bond Fund (p. 114)	Class III	—	—	362013 35 1
	Class VI	—	—	362013 34 4

Asset Allocation Funds
U.S. Equity Allocation Fund (p. 117)	Class III	GUSAX	N/A	362007 75 9
International Equity Allocation Fund (p. 120)	Class III	GIEAX	N/A	362007 21 3
International Opportunities Equity Allocation Fund (p. 123)	Class III	GIOTX	N/A	362013 45 0
Global Equity Allocation Fund (p. 126)	Class III	GMGEX	N/A	362007 14 8
World Opportunities Equity Allocation Fund (p. 129)	Class III	GWOAX	N/A	362008 15 3
Global Asset Allocation Fund (p. 132)	Class III	GMWAX	N/A	362007 17 1
Strategic Opportunities Allocation Fund (p. 136)	Class III	GBATX	N/A	362008 16 1
Benchmark-Free Allocation Fund (p. 140)	Class III	GBMFX	N/A	362008 31 0
	Class IV	—	—	362014 60 7
	Class MF	N/A	—	362014 80 5
Alpha Only Fund (p. 144)	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

10 High Street

Suite 302

Boston, Massachusetts 02110

Investment Company Act File No. 811-04347

GMO Trust

Class M Shares

Prospectus

June 30, 2012

U.S. Equity Funds	International Equity Funds

■ U.S. Core Equity Fund Class M: GMTMX ■ U.S. Growth Fund Class M: GMWMX	■ International Intrinsic Value Fund Class M: GMVMX ■ Emerging Countries Fund Class M: GECMX

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND CODES	inside back cover

ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover

i

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ii

GMO U.S. CORE EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.31%	[1]
Distribution (12b-1) fee	0.25%
Other expenses	0.03%
Administration fee	0.20%
Total annual operating expenses	0.79%
Expense reimbursement	(0.03%	)[1]
Total annual operating expenses after expense reimbursement	0.76%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class M	$78	$249	$436	$975
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Manager may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

1

GMO U.S. CORE EQUITY FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors, companies or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

2

GMO U.S. CORE EQUITY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class M Shares*

Years Ending December 31

Highest Quarter: 16.57% (2Q2003)

Lowest Quarter: – 16.46% (4Q2008)

Year-to-Date (as of 3/31/12): 10.03%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class M				4/15/02
Return Before Taxes	7.67%	–0.13%	N/A	2.47%
Return After Taxes on Distributions	7.40%	–0.77%	N/A	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	5.33%	–0.22%	N/A	2.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	–0.25%	N/A	3.40%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Class M shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 13 of this Prospectus.

3

GMO U.S. GROWTH FUND

Investment objective

Long-term capital growth.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.31%	[1]
Distribution (12b-1) fee	0.25%
Other expenses	4.63%
Administration fee	0.20%
Total annual operating expenses	5.39%
Expense reimbursement	(4.62%	)[1]
Total annual operating expenses after expense reimbursement	0.77%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class M	$79	$1,198	$2,308	$5,047
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

4

GMO U.S. GROWTH FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

5

GMO U.S. GROWTH FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class M Shares*

Years Ending December 31

Highest Quarter: 14.98% (2Q2003)

Lowest Quarter: – 16.89% (4Q2008)

Year-to-Date (as of 3/31/12): 14.66%

Average Annual Total Returns*

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class M				9/11/02
Return Before Taxes	12.50%	2.98%	N/A	5.10%
Return After Taxes on Distributions	12.29%	2.65%	N/A	4.55%
Return After Taxes on Distributions and Sale of Fund Shares	8.38%	2.51%	N/A	4.28%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	N/A	6.02%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Class M shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 13 of this Prospectus.

6

GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%	[1]
Distribution (12b-1) fee	0.25%
Other expenses	0.05%
Administration fee	0.20%
Total annual operating expenses	1.00%
Expense reimbursement	(0.05%	)[1]
Total annual operating expenses after expense reimbursement	0.95%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class M	$97	$313	$548	$1,220
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 37% of the average value of its portfolio.

Principal investment strategies

The Manager seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities to buy or sell according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager may use a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price relative to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of price movement or volatility of a security or groups of securities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

7

GMO INTERNATIONAL INTRINSIC VALUE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•

Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

8

GMO INTERNATIONAL INTRINSIC VALUE FUND

•

Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class M Shares

Years Ending December 31

Highest Quarter: 22.37% (2Q2009)

Lowest Quarter: – 19.15% (3Q2011)

Year-to-Date (as of 3/31/12): 7.44%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class M				10/2/03
Return Before Taxes	–10.58%	–5.37%	N/A	5.27%
Return After Taxes on Distributions	–10.87%	–6.25%	N/A	4.31%
Return After Taxes on Distributions and Sale of Fund Shares	–6.13%	–4.27%	N/A	4.80%
MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.17%	–6.33%	N/A	5.26%
MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	–12.14%	–4.72%	N/A	5.38%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Members of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional information

For important information about purchase and sale of Class M shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 13 of this Prospectus.

9

GM O EMERGING COUNTRIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class M shares of the Fund.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.65%	[1]
Distribution (12b-1) fee	0.25%
Other expenses	0.51%
Administration fee	0.20%
Acquired fund fees and expenses (underlying fund expenses)	0.01%	[2]
Total annual operating expenses	1.62%
Expense reimbursement	(0.14%	)[1]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.48%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class M	$151	$497	$868	$1,910
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 113% of the average value of its portfolio.

Principal investment strategies

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and

10

GMO EMERGING COUNTRIES FUND

reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.

•

Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

11

GMO EMERGING COUNTRIES FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated (since inception of Class M shares) and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class M Shares

Years Ending December 31

Highest Quarter: 31.00% (2Q2009)

Lowest Quarter: – 31.47% (4Q2008)

Year-to-Date (as of 3/31/12): 12.98%

Average Annual Total Returns

Periods Ending December 31, 2011

	1 Year	5 Years	10 Years	Incept.
Class M				7/9/02
Return Before Taxes	–17.37%	0.52%	N/A	13.45%
Return After Taxes on Distributions	–17.29%	–1.07%	N/A	11.22%
Return After Taxes on Distributions and Sale of Fund Shares	–10.65%	0.67%	N/A	11.82%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	–19.03%	2.79%	N/A	14.97%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Division and Senior Member of GMO responsible for day-to-day portfolio management of the Fund:

Investment Division	Senior Member (Length of Service)	Title
Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional information

For important information about purchase and sale of Class M shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 13 of this Prospectus.

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ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s Class M shares on days when the New York Stock Exchange (“NYSE”) is open for business through certain brokers and agents who are authorized by Grantham, Mayo, Van Otterloo & Co. LLC, the Funds’ investment manager (the “Manager” or “GMO”), to accept purchase and redemption orders on the Funds’ behalf. Brokers and agents accepting purchases on a Fund’s behalf may impose transaction fees, investment minimums, and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, including any required minimum or subsequent investment amounts, please contact your broker or agent. The Funds do not impose investment minimums for the purchase of Class M shares. For shares that are purchased through third party intermediaries, such intermediaries may have their own purchasing rules, good order reviews, and investment minimums.

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s Class M shares on days when the NYSE is open for business. Redemption orders should be initiated through the broker or agent through which the Fund shares to be redeemed were purchased. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares, please contact your broker or agent.

Tax information

The Funds expect to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to shareholders as ordinary income or capital gains, unless they are investing through a tax-advantaged account, such as a 401(k) plan or other tax qualified retirement plan. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.    The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for series of the Trust listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered by this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.    The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Each of the Funds (except Emerging Countries Fund) has an investment objective that is fundamental. Neither the Funds nor the Manager guarantee that the Funds will be able to achieve their investment objective.

Tax Consequences and Portfolio Turnover.    Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at certain times. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs and create additional taxable income and/or gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions.    When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments,” “equity securities” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts; (ii) the term “total return” includes capital appreciation and income; and (iii) the term “emerging countries” (except for Emerging Countries Fund, which has a separate definition in its Fund summary) means the world’s less developed countries.

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Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund.    For cash management purposes, each of the Funds may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), another GMO Fund described in “Investment in Other GMO Funds,” and unaffiliated money market funds.

Benchmarks.    Fund benchmarks and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” Each Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. Neither the Funds nor the Manager guarantee that this goal will be achieved. Each Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.    The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.    The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 29, 2012. A Fund may invest in other GMO Funds and other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses are generally based on expenses incurred by the Fund for the fiscal year ended February 29, 2012, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests.

Annual Fund Operating Expenses – Administration Fees.    The amounts listed under “Administration fees” in the “Annual Fund operating expenses” table included in each Fund’s summary includes administration fees paid by a Fund to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to marketplaces where Fund shares may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. Administration fees paid by a Fund are not included in the Manager’s contractual expense reimbursement described in the footnotes to the Fund’s “Annual Fund operating expenses” table and under “Expense Reimbursement.”

Fee and Expense Examples.    The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Temporary Defensive Positions.    The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash or cash equivalents on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.    See “Fund Codes” on the inside back cover of this Prospectus for information regarding the ticker, news-media symbol, and CUSIP number for the Class M shares of each Fund.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

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DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds		International Equity Funds
	U.S. Core Equity Fund	U.S. Growth Fund	International Intrinsic Value Fund	Emerging Countries Fund
Market Risk – Equity Securities Risk	—	—	—	—
Liquidity Risk				—
Smaller Company Risk	—	—	—	—
Derivatives Risk	—	—	—	—
Non-U.S. Investment Risk			—	—
Currency Risk			—	—
Focused Investment Risk	—	—	—	—
Leveraging Risk	—	—	—	—
Counterparty Risk	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—
Large Shareholder Risk	—	—	—	—
Management and Operational Risk	—	—	—	—
Fund of Funds Risk				—
Non-Diversified Funds		—		—

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Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.    All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk.    Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed-income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner. All of the Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset value of the Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK.    Liquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value (see “Determination of Net Asset Value”), resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK.    Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK.    All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap contracts, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the

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counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK.    Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject

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to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.    Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The International Equity Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.    Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are

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exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK.    The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.    Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.    The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future.

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The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK.    To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK.    Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong.

There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.    Funds that invest in shares of other investment companies, including U.S. Treasury Fund, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

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The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of U.S. Treasury Fund also are likely to be subject to Large Shareholder Risk because U.S. Treasury Fund is more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.    U.S. Growth Fund and Emerging Countries Fund are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
Russell 1000 Growth Index	The Russell 1000 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks.
S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks.

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MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management services to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2012, GMO managed on a worldwide basis more than $96 billion.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios, the Manager administers the Funds’ business affairs.

Class M shares of a Fund offered through this Prospectus pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan.

For the fiscal year ended February 29, 2012, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentages of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
U.S. Core Equity Fund	0.28%
U.S. Growth Fund	0.00%

Fund	% of Average Net Assets
International Intrinsic Value Fund	0.45%
Emerging Countries Fund	0.51%

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively. The table below identifies the GMO Investment Divisions and the Fund(s) for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Intrinsic Value Fund
Emerging Markets	Emerging Countries Fund

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and their length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of their Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (length of service)	Title; Business Experience During Past 5 Years
U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.
	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.
Emerging Countries Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Other Classes of GMO Trust Shares

This Prospectus offers only Class M shares of certain GMO Funds. Information about other classes of shares (and other GMO Funds) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $10,000,000 or higher) and lower fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.

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Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

For each Fund other than Emerging Countries Fund, the Manager has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Emerging Countries Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. As used in this Prospectus, “Specified Operating Expenses” means only the following expenses to the extent that they are borne by a Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Funds by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

The Manager will waive and/or reduce each Fund’s management fee, but not below zero, to the extent necessary to offset the management fees directly or indirectly paid by the Fund to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2013 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to the Manager under the Fund’s management contract.

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DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund and of each class of its shares is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. In addition, because some Funds hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE is closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options)

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below.)

Exchange-traded options

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Unlisted non-fixed income securities (if market quotations are readily available)

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•

Most recent quoted price supplied by a single pricing source chosen by the Manager (if an updated quoted price for a fixed income security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use quoted price from a prior day to value that security)

•	Non-emerging market fixed income securities having 60 days or less to final maturity may be valued using amortized cost if the issuer is deemed to present minimal credit risk

Note: Reliable quoted prices may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

Quoted price typically means the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a market participant or other third party pricing source in accordance with the convention for that security.

The values of non-U.S. securities quoted in non-U.S. currencies, non-U.S. currency balances and non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

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With respect to the Funds’ use of “fair value” pricing, you should note the following:

▶	In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

▶	The pricing methodologies described above are modified for the fair value of equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the NYSE due to time zone differences including the value of equity securities that underlie futures (to the extent the market for such futures closes prior to the close of the NYSE) and other derivatives. In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close.

▶	A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

NAME POLICIES

To comply with Securities and Exchange Commission (“SEC”) rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” to that country or region. For purposes of this Prospectus, an investment is “tied economically” to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds are posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of some Funds may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the portfolio holdings of some Funds as of each month’s end is made available to shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by GMO) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website approximately 5 days after month end.

Permitted shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may

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be made available on a more frequent basis to permitted shareholders, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), permitted shareholders, potential shareholders, and their consultants and agents must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s Class M shares on days when the NYSE is open for business through certain brokers and agents who are authorized by GMO to accept purchase and redemption orders on the Funds’ behalf. Brokers and agents accepting purchases on a Fund’s behalf may charge transaction fees and/or impose investment minimums or other restrictions on purchases of Fund shares through them. For instructions on purchasing shares, including any required minimum or subsequent investment amounts, please contact your broker or designated agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its agent. The Funds do not impose investment minimums for the purchase of Class M Shares. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with applicable reporting and withholding tax provisions, including under the Foreign Account Tax Compliance Act. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to decide when a completed form is in good order. For shares that are purchased through third party intermediaries, such intermediaries may have their own purchasing rules, good order reviews, and investment minimums.

Purchase Policies.    The broker or agent must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the Cut-off Time on the intended purchase date or on the GMO approved contractual settlement date, the order may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

Purchase orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If the purchase order is received in good order by the Trust or its designated agent, together with the U.S. dollar amount of the class of Fund shares to be purchased, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day. If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open. Purchase proceeds will typically be held in a non-interest bearing account until they are accepted by a Fund. Under contractual arrangements the Trust may permit a third party to aggregate orders received by 4:00 p.m. Eastern time and submit them to the Trust or its agent by a specified time.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Further identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

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The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares prior to the time such cash or securities are actually received by and invested in the Fund. In the case of International Intrinsic Value Fund, a purchase of shares of the Fund other than Class M shares may be made in U.S. dollars or in any other currency deemed acceptable by the Manager in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.    As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. GMO Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s Class M shares on days when the NYSE is open for business. Redemption orders should be submitted to the broker or agent through which the Fund shares to be redeemed were purchased. The broker or agent may charge transaction fees and/or impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares, please contact your broker or agent. Redemption proceeds for redemption orders received on the same day may be remitted at different times for different shareholders and, in any event, the Trust may take up to seven days to remit proceeds.

Redemption Policies.    The broker or agent must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

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Redemption orders received in “good order” will be priced at a Fund’s net asset value next computed after they are received by the Trust or an authorized agent. If a redemption order is received in good order by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day. If that redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open. Under contractual agreements the Trust may permit certain intermediaries to aggregate orders received by the Cut-off Time and place them at a specified time with the Trust’s agent after the Cut-off Time. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In the case of International Intrinsic Value Fund, a redemption of shares of the Fund other than Class M shares may, in the Manager’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in such currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate, the Fund may limit cash redemptions and honor redemptions with portfolio securities to protect the interests of all Fund shareholders. Redemptions with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•

the securities will be selected by the Manager in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder (including Class M shares) have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or the class held by the shareholder exceed a percentage of the outstanding shares of the Fund or class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of the Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

DISTRIBUTION AND SERVICE (12b-1) PLAN

Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The Plan provides for payments at annual rates not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of each Fund’s average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

28

DISTRIBUTIONS AND TAXES

The policy of each Fund is to declare and pay distributions of net investment income, if any, semi-annually. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

All dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by notifying their broker or agent.

It is important for you to note:

•

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends are generally taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities.

•

A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

For taxable years beginning before January 1, 2013, distributions of net investment income reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gain rates applicable to most individuals were temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision will expire, and the maximum long-term capital gain rate for individuals will increase generally to 20%, for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•

Effective for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax, and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares in a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

•

Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

29

•

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•

Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities are generally treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

A Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those securities or to other transaction-based non-U.S. taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. securities. The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid by a Fund. In addition, a Fund’s investment in certain non-U.S. securities, non-U.S. currencies or non-U.S. currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•

Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swaps and similar derivative instruments and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends, have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. securities or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Certain of a Fund’s investment practices, including derivative transactions, hedging activities generally, and securities lending activities, as well as certain of a Fund’s investments, including those “marked to the market” for U.S. federal income tax purposes, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•

To the extent a Fund invests in other GMO Funds or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

The above is a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). Please see “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

30

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of operations of the Fund’s Class M shares). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in Class M shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and the Class M shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class M Shares
	Year Ended February 28/29,
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$12.00		$10.57		$7.65	$12.03	$14.75

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.15		0.14	0.15	0.18
Net realized and unrealized gain (loss)	1.07		1.43		2.94	(4.40)	(1.11)

Total from investment operations	1.25		1.58		3.08	(4.25)	(0.93)

Less distributions to shareholders:
From net investment income	(0.20)		(0.15)		(0.16)	(0.13)	(0.20)
From net realized gains	—		—		—	—	(1.59)

Total distributions	(0.20)		(0.15)		(0.16)	(0.13)	(1.79)

Net asset value, end of period	$13.05		$12.00		$10.57	$7.65	$12.03

Total Return(a)	10.60%		15.08%		40.51%	(35.61)%	(7.64)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,217		$1,195		$1,285	$1,786	$56,422
Net expenses to average daily net assets(b)	0.76	%(c)	0.76	%(c)	0.76%	0.76%	0.76%
Net investment income (loss) to average daily net assets	1.53%		1.40%		1.51%	1.29%	1.23%
Portfolio turnover rate	61%		96%		52%	62%	71%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.03%	0.02%	0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

31

U.S. GROWTH FUND

	Class M Shares
	Year Ended February 28/29,
	2012		2011		2010	2009		2008
Net asset value, beginning of period	$17.55		$14.58		$10.45	$15.76		$17.16

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.15		0.17	0.13		0.11
Net realized and unrealized gain (loss)	2.95		2.95		4.14	(5.30)		(1.05)

Total from investment operations	3.13		3.10		4.31	(5.17)		(0.94)

Less distributions to shareholders:
From net investment income	(0.22)		(0.13)		(0.18)	(0.14)		(0.10)
From net realized gains	—		—		—	—		(0.36)

Total distributions	(0.22)		(0.13)		(0.18)	(0.14)		(0.46)

Net asset value, end of period	$20.46		$17.55		$14.58	$10.45		$15.76

Total Return(a)	18.01	%(b)	21.36	%(c)	41.50%	(33.01)%		(5.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$601		$587		$601	$525		$68,732
Net expenses to average daily net assets	0.77	%(d)	0.76	%(d)(e)	0.76%	0.76	%(e)	0.76	%(e)
Net investment income (loss) to average daily net assets	0.98%		1.00%		1.31%	0.80%		0.64%
Portfolio turnover rate	52%		61%		118%	70%		97%
Fees and expenses reimbursed by the Manager to average daily net assets	4.62%		5.15%		0.34%	0.10%		0.07%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 5.24%.
(c)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 3.84%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL INTRINSIC VALUE FUND

	Class M Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$22.99		$19.30		$13.83		$29.60		$34.93

Income (loss) from investment operations:
Net investment income (loss)†	0.58		0.41		0.35		0.73		0.79
Net realized and unrealized gain (loss)	(2.82	)(a)	3.52		5.69		(13.95)		(0.81)

Total from investment operations	(2.24)		3.93		6.04		(13.22)		(0.02)

Less distributions to shareholders:
From net investment income	(0.64)		(0.24)		(0.57)		(0.93)		(0.77)
From net realized gains	—		—		—		(1.62)		(4.54)

Total distributions	(0.64)		(0.24)		(0.57)		(2.55)		(5.31)

Net asset value, end of period	$20.11		$22.99		$19.30		$13.83		$29.60

Total Return(b)	(9.72)%		20.50%		43.72%		(48.14)%		(1.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,183		$14,533		$13,221		$8,938		$18,687
Net expenses to average daily net assets	0.95	%(c)(d)	0.95	%(c)(d)	0.95	%(c)	0.97	%(e)	0.99	%(e)
Net investment income (loss) to average daily net assets	2.79%		2.01%		1.84%		3.13%		2.22%
Portfolio turnover rate	37%		40%		40%		53%		47%
Fees and expenses reimbursed by the Manager to average daily net assets	0.04%		0.05%		0.05%		0.05%		0.05%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

32

EMERGING COUNTRIES FUND

	Class M Shares
	Year Ended February 28/29,
	2012		2011		2010		2009		2008
Net asset value, beginning of period	$11.34		$9.12		$5.00		$15.07		$15.90

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.08		0.07		0.16		0.18
Net realized and unrealized gain (loss)	(0.47	)(a)	2.24		4.17		(7.92)		4.82

Total from investment operations	(0.29)		2.32		4.24		(7.76)		5.00

Less distributions to shareholders:
From net investment income	(0.18)		(0.10)		(0.10)		(0.19)		(0.25)
From net realized gains	—		—		(0.02)		(2.12)		(5.58)

Total distributions	(0.18)		(0.10)		(0.12)		(2.31)		(5.83)

Net asset value, end of period	$10.87		$11.34		$9.12		$5.00		$15.07

Total Return(b)	(2.27)%		25.48%		84.90%		(58.67)%		30.29%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,149		$28,467		$31,582		$20,948		$31,386
Net expenses to average daily net assets	1.46	%(c)(d)	1.45	%(c)(d)	1.47	%(c)	1.48	%(e)	1.41	%(e)
Net investment income (loss) to average daily net assets	1.63%		0.80%		0.83%		1.68%		0.99%
Portfolio turnover rate	113%		124%		138%		128%		72%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.15%		0.25%		0.23%		0.03%

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

33

INVESTMENT IN OTHER GMO FUNDS

GMO U.S. Treasury Fund.    U.S. Treasury Fund, a series of the Trust, is offered by a separate prospectus. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays an investment management fee to the Manager at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. U.S. Treasury Fund offers a single class of shares.

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

Under normal circumstances, U.S. Treasury Fund invests at least 80% of its assets, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, U.S. Treasury Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. For cash management purposes, U.S. Treasury Fund may invest in unaffiliated money market funds.

Although the fixed income securities purchased by U.S. Treasury Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may end up owning a security with a stated or remaining maturity of more than one year.

U.S. Treasury Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

Other GMO Funds may invest in U.S. Treasury Fund for cash management purposes.

A GMO Fund that invests in U.S. Treasury Fund is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk — Fixed Income Investments, Credit Risk, Large Shareholder Risk, Management and Operational Risk and Market Disruption and Geopolitical Risk. Shareholders of each Fund investing in U.S. Treasury Fund are indirectly exposed to these risks.

34

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for the Class M shares of each Fund.

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
U.S. Equity Funds
U.S. Core Equity Fund (p. 1)	Class M	GMTMX	USCoreEq	362013 61 7
U.S. Growth Fund (p. 4)	Class M	GMWMX	USGrowth	362013 54 2

International Equity Funds
International Intrinsic Value Fund (p. 7)	Class M	GMVMX	N/A	362008 47 6
Emerging Countries Fund (p. 10)	Class M	GECMX	EmgCntrsM	362008 43 5

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to

the broker or agent through

whom shares were purchased.

Shareholders may also request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, MA 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

10 High Street

Suite 302

Boston, Massachusetts 02110

Investment Company Act File No. 811-04347

GMO TRUST

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2012

U.S. Equity Funds	International Equity Funds (continued)	International Equity Funds (continued)	Fixed Income Funds (continued)

U.S. Core Equity Fund

    Class III: GMUEX

    Class IV: GMRTX

    Class V: —

    Class VI: GMCQX

Quality Fund*

    Class III: GQETX

    Class IV: GQEFX

    Class V: GQLFX

    Class VI: GQLOX

    U.S. Intrinsic Value Fund

    Class III: GMVUX

U.S. Growth Fund

    Class III: GMGWX

U.S. Small/Mid Cap Fund

    Class III: GMSUX

Real Estate Fund

    Class III: GMORX

International Equity Funds

International Core Equity Fund

    Class III: GMIEX

    Class IV: GMIRX

    Class VI: GCEFX

International Intrinsic Value Fund

    Class II: GMICX

    Class III: GMOIX

    Class IV: GMCFX

International Intrinsic Value Extended Markets Fund

    Class II: —

    Class III: —

    Class IV: GMOVX

International Large/Mid Cap Value Fund

    Class III: —

    Class IV: —

    Class V: —

    Class VI: —

International Growth Equity Fund

    Class III: GMIGX

    Class IV: GMGFX

Developed World Stock Fund

    Class III: GDWTX

    Class IV: GDWFX

International Small Companies Fund

    Class III: GMISX

Asset Allocation International Small Companies Fund

    Class III: —

Tax-Managed International Equities Fund

    Class III: GTMIX

Foreign Fund

    Class II: GMFRX

    Class III: GMOFX

    Class IV: GMFFX

Foreign Small Companies Fund

    Class III: GMFSX

    Class IV: GFSFX

Global Focused Equity Fund

    Class III: GGFEX

    Class IV: —

Emerging Markets Fund

    Class II: GMEMX

    Class III: GMOEX

    Class IV: GMEFX

    Class V: GEMVX

    Class VI: GEMMX

Emerging Countries Fund

    Class III: GMCEX

Emerging Domestic Opportunities Fund

    Class II: GEDTX

    Class III: —

    Class IV: GEDIX

    Class V: GEDOX

    Class VI: GEDFX

Taiwan Fund

    Class III: GMOTX

Flexible Equities Fund

    Class III: GFEFX

    Class VI: GFFEX

Resources Fund

    Class III: GOFIX

    Class IV: —

    Class V: —

    Class VI: —

Currency Hedged International Equity Fund

    Class III: GMOCX

Fixed Income Funds

Domestic Bond Fund

    Class III: GMDBX

    Class VI: GDBSX

    Core Plus Bond Fund

    Class III: GUGAX

    Class IV: GPBFX

International Bond Fund

    Class III: GMIBX

Strategic Fixed Income Fund

    Class III: GFITX

    Class VI: GMFIX

    Currency Hedged International Bond Fund

    Class III: GMHBX

Global Bond Fund

    Class III: GMGBX

Emerging Country Debt Fund

    Class III: GMCDX

    Class IV: GMDFX

Short-Duration Investment Fund

    Class III: GMSIX

Short-Duration Collateral Fund

    Ticker: GMOSX

Short-Duration Collateral Share Fund

    Class III: GMDCX

    Class VI: GSDFX

Inflation Indexed Plus Bond Fund

    Class III: GMITX

    Class VI: GMIPX

U.S. Treasury Fund

    Ticker: GUSTX

Asset Allocation Bond

    Fund

    Class III: GMOBX

    Class VI: GABFX

Asset Allocation

    International Bond Fund

    Class III: —

    Class VI: —

Asset Allocation Funds

U.S. Equity Allocation Fund

    Class III: GUSAX

International Equity Allocation Fund

    Class III: GIEAX

International Opportunities Equity Allocation Fund

    Class III: GIOTX

Global Equity Allocation Fund

    Class III: GMGEX

World Opportunities Equity Allocation Fund

    Class III: GWOAX

Global Asset Allocation Fund

    Class III: GMWAX

Strategic Opportunities Allocation Fund

    Class III: GBATX

Benchmark-Free Allocation Fund

    Class III: GBMFX

    Class IV: —

    Class MF: N/A

Alpha Only Fund

    Class III: GGHEX

    Class IV: GAPOX

*	Although Quality Fund is categorized as a “U.S. Equity Fund,” the Fund also invests in non-U.S. equities.

This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for each series of GMO Trust (the “Trust”) set forth above dated June 30, 2012, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in the Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the annual report to shareholders of each Fund is (or, in the case of each of International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, Asset Allocation International Bond Fund, International Intrinsic Value Extended Markets Fund, will be, when available), incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of each Fund may be obtained (in the case of each of International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, Asset Allocation International Bond Fund, and International Intrinsic Value Extended Markets Fund, when available) free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

INVESTMENT OBJECTIVES AND POLICIES

The investment objective and principal strategies of, and risks of investing in, each Fund are described in each Fund’s Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

FUND INVESTMENTS

The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.

Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.

1

U.S. Equity Funds	U.S. Core Equity Fund	Quality Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Small/Mid Cap Fund	Real Estate Fund
U.S. Equity Securities[1]	X	X	X	X	X	X
Foreign Investments – Foreign Issuers²	X	X	X	X	X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X	X	X	X	X
Foreign Investments – Emerging Countries²		X
Securities Lending	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Master Limited Partnerships
Income Trusts	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]
Cash and Other High Quality Investments	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X
Auction Rate Securities
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities
Distressed or Defaulted Instruments
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments
Structured Notes
Firm Commitments and When-Issued Securities
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X
Commodity-Related Investments
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

2

International Equity Funds	International Core Equity Fund	International Intrinsic Value Fund	International Intrinsic Value Extended Markets Fund	International Large/ Mid Cap Value Fund	International Growth Equity Fund	Developed World Stock Fund	International Small Companies Fund	Asset Allocation International Small Companies Fund	Tax-Managed International Equities Fund	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Flexible Equities Fund	Resources Fund	Currency Hedged International Equity Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X			X	X	X	X	X	X	X	X
Foreign Investments – Foreign Issuers²	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Investments – Emerging Countries²	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Master Limited Partnerships																		X
Income Trusts	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Options and Futures	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X			X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X			X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X			X	X	X	X	X	X	X	X

3

International Equity Funds	International Core Equity Fund	International Intrinsic Value Fund	International Intrinsic Value Extended Markets Fund	International Large/ Mid Cap Value Fund	International Growth Equity Fund	Developed World Stock Fund	International Small Companies Fund	Asset Allocation International Small Companies Fund	Tax-Managed International Equities Fund	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Flexible Equities Fund	Resources Fund	Currency Hedged International Equity Fund
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X			X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]																	X		X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Auction Rate Securities
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities												X	X	X	X	X	X	X	X
Distressed or Defaulted Instruments
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments												X	X	X	X	X	X		X
Structured Notes	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Firm Commitments and When-Issued Securities										X	X	X	X	X	X	X	X		X
Loans, Loan Participations, and Assignments

4

International Equity Funds	International Core Equity Fund	International Intrinsic Value Fund	International Intrinsic Value Extended Markets Fund	International Large/ Mid Cap Value Fund	International Growth Equity Fund	Developed World Stock Fund	International Small Companies Fund	Asset Allocation International Small Companies Fund	Tax-Managed International Equities Fund	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Flexible Equities Fund	Resources Fund	Currency Hedged International Equity Fund
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Commodity-Related Investments																		X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]															X

5

Fixed Income Funds	Domestic Bond Fund	Core Plus Bond Fund	International Bond Fund	Strategic Fixed Income Fund	Currency Hedged International Bond Fund	Global Bond Fund	Emerging Country Debt Fund	Short- Duration Investment Fund	Short- Duration Collateral Fund	Short- Duration Collateral Share Fund	Inflation Indexed Plus Bond Fund	U.S. Treasury Fund	Asset Allocation Bond Fund	Asset Allocation International Bond Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments – Foreign Issuers²	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X	X	X	X	X	X	X	X	X	X		X	X
Foreign Investments – Emerging Countries²	X	X	X	X	X	X	X	X	X	X	X		X	X
Securities Lending	X	X	X	X	X	X	X	X	X	X	X		X	X
Depositary Receipts	X	X	X	X	X	X	X				X		X	X
Convertible Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Preferred Stocks	X	X	X	X	X	X	X				X		X	X
Master Limited Partnerships
Income Trusts
Warrants and Rights	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X	X	X		X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X	X	X		X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X	X	X	X	X			X		X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X	X	X	X6	X	X
Auction Rate Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Real Estate Investment Trusts and other Real Estate-Related Investments
Asset-Backed and Related Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Adjustable Rate Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Below Investment Grade Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Distressed or Defaulted Instruments	X	X	X	X	X	X	X	X	X	X	X		X	X
Brady Bonds		X	X	X	X	X	X				X		X	X
Euro Bonds		X	X	X	X	X	X				X		X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Indexed Investments	X	X	X	X	X	X	X	X	X	X	X		X	X
Structured Notes	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Firm Commitments and When-Issued Securities	X	X	X	X	X	X	X	X	X	X	X		X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X	X	X				X		X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Commodity-Related Investments
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X	X	X	X7	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X		X	X		X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary

6

Asset Allocation Funds	U.S. Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Global Equity Allocation Fund	World Opportunities Equity Allocation Fund	Global Asset Allocation Fund	Strategic Opportunities Allocation Fund	Benchmark- Free Allocation Fund	Alpha Only Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X
Foreign Investments – Foreign Issuers²	X	X	X	X	X	X	X	X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X	X	X	X	X	X	X	X
Foreign Investments – Emerging Countries²	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Master Limited Partnerships		X	X	X	X	X	X	X	X
Income Trusts	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X	X	X	X	X	X	X
Options and Futures	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X	X	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X
Auction Rate Securities	X	X	X	X	X	X	X	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X	X	X	X	X	X
Adjustable Rate Securities	X	X	X	X	X	X	X	X	X
Below Investment Grade Securities	X	X	X	X	X	X	X	X	X
Distressed or Defaulted Instruments	X	X	X	X	X	X	X	X	X
Brady Bonds	X	X	X	X	X	X	X	X	X
Euro Bonds	X	X	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X	X	X
Indexed Investments	X	X	X	X	X	X	X	X	X
Structured Notes		X	X	X	X	X	X	X	X
Firm Commitments and When-Issued Securities	X	X	X	X	X	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments		X	X	X	X	X	X	X

7

Asset Allocation Funds	U.S. Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Global Equity Allocation Fund	World Opportunities Equity Allocation Fund	Global Asset Allocation Fund	Strategic Opportunities Allocation Fund	Benchmark- Free Allocation Fund	Alpha Only Fund
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]
Footnotes to Fund Investments Charts

[1]	For more information, see, among other sections, “Description of Principal Risks – Market Risk – Equity Securities Risk” in the Prospectus.
[2]

For more information, see, among other sections, “Description of Principal Risks – Non-U.S. Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments” herein.

[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – U.S. Government Securities and Foreign Government Securities” herein.
[4]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Municipal Securities” herein.
[5]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Investments in Wholly-Owned Subsidiaries” herein.
[6]	U.S. Treasury Fund is not generally permitted to invest in Foreign Government Securities.
[7]	U.S. Treasury Fund is not generally permitted to invest in Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities.

(Note: Some of the footnotes to the above charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a description of each Fund’s principal risks.)

8

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. The Asset Allocation Funds (as well as other Funds that invest in other GMO Funds or other investment companies (“underlying Funds”), as noted in the Prospectus or in “Fund Investments” in this Statement of Additional Information) are indirectly exposed to the investment practices of the underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).

Not all Funds may engage in all practices described below. Please refer to “Fund Summaries” in the Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.

Portfolio Turnover

Based on Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Manager”) assessment of market conditions, the Manager may trade each Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund, and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund, except for Tax-Managed International Equities Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.

Other than International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund and Asset Allocation International Bond Fund, each of which did not commence operations prior to the end of the most recent fiscal year, the historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Fund’s Prospectus. Changes in portfolio turnover rates were generally the result of active trading strategies employed by such Funds’ portfolio managers in response to market conditions, and not reflective of a material change in investment strategy.

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Diversified and Non-Diversified Portfolios

As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Risks of Non-U.S. Investments

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. A Fund may be subject to foreign taxes on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by a Fund in respect of its foreign securities will reduce its yield. See “Taxes” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which

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case a Fund and/or its shareholders, as applicable, could potentially incur foreign taxes on a retroactive basis. Moreover, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. Taiwan is considered by the Manager to be an emerging country. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries

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also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.

Special Risks of Investing in Asian Securities. In addition to the risks of foreign investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.). For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors (“FINI”). For Taiwan Fund, the Manager is registered with the Securities and Futures Commission of Taiwan as a FINI and is therefore authorized to invest directly in the Taiwanese securities market, subject to certain limitations including a maximum investment amount. Taiwan Fund is listed as a sub-account under the Manager’s FINI license and is authorized to invest directly in the Taiwanese securities market. Taiwan Fund’s ability to continue to invest directly in Taiwan is subject to the risk that the Manager’s FINI license or the Fund’s sub-account under the Manager’s FINI license may be terminated or suspended by the Securities and Futures Commission. In addition, the maximum investment amount permitted under the Manager’s FINI license applies to investments by the Manager, Taiwan Fund, and any other entities listed as sub-accounts under the Manager’s license. Investments by the Manager and any

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other sub-accounts may limit the amount which Taiwan Fund can invest, and the activities of the other entities listed as sub-accounts could cause the termination or suspension of the Manager’s FINI license.

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.

Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries. The risks of investing in Asian countries are particularly pronounced for Taiwan Fund, which invests primarily in Taiwan. Such risks may also be particularly pronounced for Flexible Equities Fund, which, as of the date of this Statement of Additional Information, had invested substantially all of its assets in equity investments tied economically to Japan.

Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Certain other Funds may have indirect exposure to Russian securities through their investment in one or more of the GMO Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.

A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence, or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its

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interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.

Securities Lending

A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Intrinsic Value Fund, International Large/Mid Cap Value Fund, and Currency Hedged International Equity Fund). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Manager receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Manager believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds

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may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

Depositary Receipts

Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a domestic corporation.

Because the value of a Depositary Receipt is dependent upon the market price of an underlying foreign security, Depositary Receipts are subject to most of the risks associated with investing in foreign securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments.” Depositary Receipts also may be subject to liquidity risk.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its

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investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Master Limited Partnerships

A master limited partnership (“MLP”) generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner

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typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. For purposes of qualifying as a regulated investment company under the Code, the extent to which Resources Fund can invest in MLPs is limited. See “Taxes” below for more information about these and other special tax considerations that can arise in respect of Resources Fund’s investments in MLPs.

MLP securities in which Resources Fund may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or ETFs that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

Income Trusts

Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries.

Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Income trusts may also include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are particularly subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long term capital assets, and much of the excess distributable income is derived from a maturity (or

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duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts may also be subject to additional risk, including, without limitation, limited access to debt markets.

Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

Finally, for purposes of qualifying as a regulated investment company under the Code, the extent to which the Funds can invest in a particular income trust may be limited, depending, for instance, on the trust’s treatment for U.S. federal income tax purposes and its underlying assets. See “Taxes” below for more information about these and other special tax considerations that can arise in respect of the Funds’ investments in income trusts, including royalty trusts.

Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Non-Standard Warrants. From time to time, certain Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and

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other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter (“OTC”) derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.

Options and Futures

Many of the Funds use options and futures for various purposes, including for investment purposes and as a means to hedge other investments. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options and futures. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Options on Securities and Indices. Many of the Funds may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call

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option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund may also invest in OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between

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the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

The Funds’ ability to use options as part of their investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s

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portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.

An OTC option may be closed only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time. See “Swap Contracts and Other Two-Party Contracts – Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.

Each Fund’s ability to engage in options transactions may be limited by tax considerations.

Currency Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in foreign currencies may purchase or sell options on currencies. See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies,

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inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase of futures contracts can serve as a long hedge, and the sale of futures contracts can serve as a limited short hedge. The purchase and sale of futures contracts also may be used for speculative purposes.

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the

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initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.

Index Futures. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Inflation Linked Futures. The Fixed Income Funds may engage in transactions involving inflation linked futures, including Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation indexed bonds. A Fund also may combine inflation linked futures with U.S. Treasury futures contracts to create “synthetic” inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation Indexed Bonds” below for a discussion of inflation indexed bonds.

Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date

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(in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Commodity Futures and Options on Commodity Futures. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund), through their investments in GMO Alternative Asset Opportunity Fund (another series of the Trust offered through a separate private placement memorandum), may have exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, the Manager intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments” below.

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the

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amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate, and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of

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futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund was held by the futures broker.

Each Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations. See “Taxes” below for more information.

Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.

Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely,

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if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when the Manager reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

See also “Commodity-Related Investments” below for more discussion of the special risks of investing in commodity futures, options on commodity futures, and related types of derivatives, including certain tax-related risks.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on foreign exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Risks of Non-U.S. Investments” above).

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Swap Contracts and Other Two-Party Contracts

Many of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.

Swap Contracts. The Funds may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.

A Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

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A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation Indexed Bonds” below.

In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt, asset-backed securities, and credit default swap indices) and by jurisdiction (e.g., United States, Europe and Asia). A Fund may use volatility swaps. Volatility swaps involve the exchange of forward contracts on the future realized volatility of a given underlying asset, and allow the Fund to take positions on the volatility of that underlying asset. A Fund may also use a particular type of volatility swap, known as a variance swap agreement, which involves an agreement by two parties to exchange cash flows based on the measured variance (volatility squared) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or

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realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

While no Fund directly uses commodity swaps, certain Funds, through their investments in GMO Alternative Asset Opportunity Fund (another series of the Trust offered through a separate private placement memorandum) or otherwise, may have indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments” below for more discussion of the Funds’ use of commodity swap contracts and other related types of derivatives.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, GMO Alternative Asset Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures – Risk Factors in Options Transactions” and “ – Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a

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specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original

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counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

Each Fund’s ability to enter into these transactions may be affected by tax considerations. See “Taxes” below for more information.

Additional Risk Factors in OTC Derivatives Transactions. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.

Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments – Commodity Pool Operator Status. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of a Fund to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions if it continued to claim the exclusion. While the Manager is currently registered as a “commodity pool operator,” the Funds do not currently rely on such registration in connection with their commodity interest investments. Therefore, if a Fund were no longer able to claim the exclusion, the Fund and the Manager would be required to rely on the Manager’s status as a registered commodity pool operator, and would be subject to regulation under the Commodity Exchange Act.

Foreign Currency Transactions

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as

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the International Monetary Fund, or by currency or exchange controls or political and economic developments in the U.S. or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund.

In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., emerging country currencies) are particularly affected by exchange control regulations.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.

Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such

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settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. See “Options and Futures – Futures” above for more information on futures contracts and options on futures contracts.

A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Options and Futures – Currency Options” above for more information on currency options.

Repurchase Agreements

A Fund may (in the case of U.S. Treasury Fund, as a principal investment strategy) enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated or, in the case of U.S. Treasury Fund, usually a security backed by the full faith and credit of the U.S. government, such as a U.S. Treasury bill, bond or note) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Counterparty Risk” in the Prospectus.

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Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Investments” below. In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). See, for example, “Options and Futures – Inflation-Linked Futures” above.

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Asset-Backed and Mortgage-Backed Securities, Brady Bonds, Euro Bonds, U.S. Government and Foreign Government Securities and Zero Coupon Securities, described below.

Cash and Other High Quality Investments

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

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U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund may also invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.

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Municipal Securities

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”

Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.

Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds). A Fund may also invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts – Swap Contracts” above.

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See “Taxes” below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Real Estate Investment Trusts and other Real Estate-Related Investments

Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest in and own real estate directly, generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs invest typically include land, office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs, which make construction, development, or long-term mortgage loans, generally invest the majority of their assets in real estate mortgages or mortgage-backed securities and derive their

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income primarily from interest payments on the mortgages. Hybrid REITs share characteristics of equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange.

In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. In addition, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in “Taxes” below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. See “Taxes” below for a discussion of special tax considerations relating to a Fund’s investment in U.S. REITs.

By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

Asset-Backed and Related Securities

An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit- card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below. Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described in the Prospectus under “Description of Principal Risks – Market Risk – Fixed Income Investments Risk” and elsewhere in this SAI.

Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be

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unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.

Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed securities have been subject to greater liquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved recently, there can be no assurance that in the future the market for mortgage-backed securities will continue to improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. See “Description of Principal Risks – Market Risk – Asset-Backed Securities Risk” and “ – Credit Risk” in the Prospectus for more information regarding credit and other risks associated with investments in asset-backed securities.

Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.

Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit-card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of

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investment in mortgage-backed securities described immediately above. Additionally, since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, asset-backed securities have been subject to greater liquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities. Although liquidity of asset-backed securities has improved recently, there can be no assurance that in the future the market for asset-backed securities will continue to improve and become more liquid. The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.

Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (i.e., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of entities that generate receivables or that utilize the underlying assets may result in a decline in the value of the underlying assets as well as costs and delays.

Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by

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credit-card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations” ) (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.

In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit-card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit-cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit-card.

Collateralized Mortgage Obligations (“CMOs”); Strips and Residuals. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.

CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.

In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.

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CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.

IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.

Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include domestic and foreign senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade, or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a

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CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this Statement of Additional Information and the Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates),default risk, prepayment risk, credit risk, liquidity risk, market risk, structural risk, and legal risk Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans, or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets; (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

Adjustable Rate Securities

Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

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Below Investment Grade Securities

Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth, or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectus and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B – Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

Distressed or Defaulted Instruments

Some Funds may invest in securities, claims, and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests

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in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings.

In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If the Manager’s evaluation of the eventual recovery value of a defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

In addition, investments in distressed or defaulted instruments can present special tax issues for a Fund. See “Taxes” below for more information.

Brady Bonds

Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been

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implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative regardless of the current credit rating of the issuer. There are very few remaining Brady bonds in existence today.

Euro Bonds

Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in Eurodollars (i.e., U.S. dollars held in banks outside of the United States), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.

Zero Coupon Securities

A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. The Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). See “Taxes” below. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.

Indexed Investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices,

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currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.

A Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See “Taxes” below.

Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.

Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

Inflation Indexed Bonds. Some Funds, in particular Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, invest in inflation indexed bonds. Such Funds may also invest in futures contracts on inflation indexed bonds. See “Options and Futures – Inflation Linked Futures” above for a discussion of inflation linked futures. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

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Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately three, five, ten, or thirty years, although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.

Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.

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Coupon payments received by a Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.

Structured Notes

Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Firm Commitments and When-Issued Securities

Some Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

Loans (Including Bank Loans), Loan Participations, and Assignments

Some Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans, including bank loans, promissory notes, and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating

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rate and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).

Purchases of loans and other forms of direct indebtedness, including promissory notes, depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment-grade.

When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.

Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.

Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner

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of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.

The Manager may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, the Manager will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). The Manager’s decision not to use material, non-public information about borrowers may place the Manager at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, the Manager’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.

When the Manager’s personnel do come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by the Manager (either intentionally or inadvertently), the Manager’s ability to trade in other securities of the issuers of these loans for the account of the Manager will be limited pursuant to applicable securities laws. Such limitations on the Manager’s ability to trade could have an adverse affect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.

Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although the Manager endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to

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risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims may also be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase

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agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.

Commodity-Related Investments

Certain Funds may gain exposure to commodity markets by investing in commodities directly or indirectly, including through investments in GMO Alternative Asset Opportunity Fund, a series of the Trust, which is offered through a separate private placement memorandum. GMO Alternative Asset Opportunity Fund pursues its objective by investing in a range of markets, including the commodity markets, which include a range of assets with tangible properties, such as oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). GMO Alternative Asset Opportunity Fund obtains such exposure by investing in shares of a wholly owned subsidiary company, which, in turn, primarily invests in commodity-related derivatives (as defined below). GMO serves as the investment manager to the subsidiary but does not receive any additional management or other fees for such services.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation may also impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

GMO Alternative Asset Opportunity Fund achieves indirect exposure to commodities through its wholly owned subsidiary, which, in turn, invests in derivatives whose values are based on the value of a commodity, commodity index, or other readily-measurable economic variables dependent upon changes in the value of commodities or the commodities markets (“commodity-

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related derivatives”). The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Options, Futures, and Forward Contracts,” “Structured Notes,” “Swap Contracts and Other Two-Party Contracts,” and “Uses of Derivatives” herein for more information on the Fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

The applicable Asset Allocation Funds should generally be entitled to treat all of the income that they recognize from GMO Alternative Asset Opportunity Fund, including income from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary, as qualifying income for purposes of qualifying as a regulated investment company under the Code. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary should not be treated as qualifying income in the hands of the Asset Allocation Funds, which might adversely affect the Asset Allocation Funds’ ability to qualify as regulated investment companies. GMO Alternative Asset Opportunity Fund’s subsidiary is a “controlled foreign corporation” for U.S. federal tax purposes. See “Taxes” below.

A Fund’s investments in certain commodity-related investments may be limited by the Fund’s intention to qualify as a regulated investment company under the Code, and may limit the Fund’s ability to so qualify. See “Taxes” below for more information.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or

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adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.

IPOs and Other Limited Opportunities. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Investments in Other Investment Companies or Other Pooled Investments

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and exchange-traded funds (“ETFs”)). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. Many of the Funds also may invest in private investment funds, vehicles, or structures.

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ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. The Funds may also invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Emerging Markets Fund, Emerging Countries Fund, and Emerging Domestic Opportunities Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Currency Hedged International Equity Fund, Alpha Only Fund, and many of the Fixed Income Funds may invest without limitation in other GMO Funds. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on a Securities and Exchange Commission (“SEC”) exemptive order obtained by the Manager and the Trust permitting Funds of the Trust to operate as funds of funds. As described in each Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of these underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses (absent reimbursement of those expenses).

Merger Arbitrage Transactions

Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below the Manager’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities in a proposed merger, exchange offer, tender offer or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer or other similar transaction. If the proposed merger, exchange offer, tender offer or other similar transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of mergers – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped

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upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; and (vi) general market declines. Also, in certain transactions, a Fund may not hedge against market fluctuations. This can result in losses even if the proposed transaction is consummated. In addition, a security to be issued in a merger or exchange offer may be sold short by a Fund in the expectation that the short position will be covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position at a higher price than its short sale price, resulting in a loss.

Merger arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.

Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.

The Asset Allocation Funds (except U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund may invest in certain natural resources-related entities that are partnerships, trusts, or other pass-through structures for U.S. federal tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion or commodities futures or other derivatives). Resources Fund’s investments in such entities could bear on or be limited by its intention to qualify as a RIC, and, in some cases, may adversely affect its ability to qualify as a regulated investment company in a particular year. If Resources Fund were to fail to qualify as a RIC for a particular year, the Fund’s returns from its investment in Resources Fund could be adversely affected. See “Taxes” below.

Short Sales

A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

In addition, certain Funds, in particular Alpha Only Fund and Flexible Equities Fund, are

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permitted to make short sales of securities or currencies it does not own (i.e., short sales that are not against the box), in anticipation of a decline in the market value of that security or currency. To complete such a transaction, the Fund must borrow the security or currency (e.g., shares of an ETF) to make delivery to the buyer. The Fund then is obligated to replace the security or currency borrowed by purchasing it at the market price at or prior to termination of the loan. The price at such time may be more or less than the price at which the security or currency was sold by the Fund, and purchasing such security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. Until the security or currency is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales that are not against the box.

A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. A Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of a Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, a Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, a Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund such as certain emerging market country securities or securities of companies with smaller market capitalizations. A Fund may also take short positions in securities through various derivative products. These derivative products will typically expose the Fund to economic risks similar to those associated with shorting securities directly.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Manager anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.

To the extent the Manager employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the

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performance of the investments being hedged.

Tax-Sensitive Strategies

When making investment decisions for Tax-Managed International Equities Fund, the Manager considers the after-tax impact of portfolio transactions. In doing so, the Manager may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in capital gains, preferring the sale of securities producing long-term capital gains to those producing short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. Tax-Managed International Equities Fund’s ability to utilize excess net capital losses from prior taxable years to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in actual or constructive ownership of the Fund. Please see “Taxes” in this Statement of Additional Information for more information, including information about recent changes to the U.S. federal income tax rules concerning capital loss carryforwards. In addition, the tax management techniques employed by the Manager may change over time depending upon a variety of factors, including current market conditions, changes in tax law or rates, and the amount of embedded gains and losses in a Fund’s portfolio. No assurance can be given that the Manager will be successful in employing any or all of these strategies.

In addition, for redemptions initiated by the shareholder, in lieu of redeeming its shares in cash, a Fund may pay the redemption price in whole or in part with appreciated securities, so as to avoid having to distribute the capital appreciation in those securities to its remaining shareholders. The effect on the redeeming shareholder is generally the same for U.S. federal income tax purposes as a redemption in cash. Redeeming shareholders receiving securities will pay tax on any capital gains realized on the Fund shares redeemed and may incur additional gains or losses during the period between the date of redemption and the date they sell the securities. They also may incur brokerage charges on the sale of those securities.

Investments in Wholly-Owned Subsidiaries

Emerging Domestic Opportunities Fund may invest in one or more wholly-owned, foreign subsidiary companies, and, if so, will be indirectly exposed to the risks of any such subsidiary’s investments.

Future changes in the securities, corporate, tax or other applicable laws of the United States and/or the jurisdiction in which a subsidiary is organized could result in the inability of Emerging Domestic Opportunities Fund and/or its subsidiary to operate as described in the Prospectus or this SAI and could adversely affect the Fund and its shareholders.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In

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particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options, futures contracts and related swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, the Manager believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on the Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Manager’s ability to access management and other personnel at certain companies where the Manager seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could

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restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Pending regulations would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.

Several significant U.S. tax rules, including reductions to income tax rates, are scheduled to expire at the end of the 2012 calendar year. In connection with these scheduled expirations or otherwise, Congress may make changes to the Code, and the IRS may issue regulatory guidance, which may in each case be significant and potentially retroactive. These and any other changes in U.S., state or other applicable tax law could adversely affect the Funds, their shareholders, or both. See “Taxes” below for more information.

Lack of Operating History

As of the date of this SAI, International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund and Asset Allocation International Bond Fund International have no operating history, and International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund have limited operating history. Therefore, there is no (or, with respect to International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund, limited) operating history to evaluate these Funds’ future performance. The past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of a Fund’s success, in part because of the unique nature of such Fund’s investment strategy. An investor in each Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for such Fund.

USES OF DERIVATIVES

Introduction and Overview

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease, or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

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This overview outlines various ways in which the Funds may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in each Fund’s Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Fund’s Prospectus.

In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.

Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.

Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section of this Statement of Additional Information, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the Prospectus.

Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. Certain Funds may use exchange-traded and OTC financial derivatives as an integral part of their investment program. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.

Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments – Legal and Regulatory Risk,” the U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

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Use of Derivatives by the U.S. Equity Funds (other than Quality Fund)

Types of Derivatives That May Be Used:

•	Options, futures contracts, and related options on securities indices

•

Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•

Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Warrants and rights

•	Reverse repurchase agreements

Foreign Currency Derivative Transactions That May Be Used:

•	Buying and selling spot currencies

Uses of Derivatives:

The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their assets (i.e. they may be leveraged).

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Use of Derivatives by Quality Fund, the International Equity Funds, and Alpha Only Fund

Note: Currency Hedged International Equity Fund and Alpha Only Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their investment in other Funds of the Trust.

Types of Derivatives That May Be Used:

•	Options, futures contracts, and related options on securities or baskets or indices of securities

•

Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•

Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Structured notes (except Quality Fund)

•	Warrants and rights

•	Non-Standard Warrants (including LEPOs and P-Notes) (except Quality Fund)

•	Reverse repurchase agreements

Foreign Currency Derivative Transactions That May Be Used:

•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts

Uses of Derivatives:

The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

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The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Quality Fund and the International Equity Funds may have investment exposures in excess of their net assets (i.e. they may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own. A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

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Use of Derivatives by the Fixed Income Funds

Note: The Fixed Income Funds may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their investment in other GMO Funds (some of which are not offered through the Prospectus).

Types of Derivatives That May Be Used:

•	Futures contracts and related options on bonds as well as baskets or indices of securities

•	Options on bonds and other securities

•

Swap contracts, including interest rate swaps, swaps on an index, a single fixed income security, or a basket of fixed income securities, credit default swaps, inflation swaps, and contracts for differences

•	Swaptions

•	Structured notes

•	Reverse repurchase agreements

Foreign Currency Derivative Transactions That May Be Used:

•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts

Uses of Derivatives: The Funds may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter

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duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Fixed Income Funds is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Domestic Bond Fund) gross investment exposures in excess of its net assets (i.e., the Fund will be (or may be, in the case of Domestic Bond Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Domestic Bond Fund) performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) With respect to each Fund (except for Quality Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, Emerging Domestic Opportunities Fund, International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of

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purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to each Fund (except for Quality Fund, International Core Equity Fund, International Growth Equity Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, Alpha Only Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, Emerging Domestic Opportunities Fund, International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Intrinsic Value Fund, International Large/Mid Cap Value Fund, Currency Hedged International Equity Fund, Flexible Equities Fund, Taiwan Fund, and Short-Duration Collateral Fund), with respect to not more than 25% of total assets in the case of each of International Intrinsic Value Fund, International Large/Mid Cap Value Fund and Currency Hedged International Equity Fund, and with respect to 100% of total assets in the case of each of Flexible Equities Fund, Taiwan Fund, and Short-Duration Collateral Fund.

(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry, except that Real Estate Fund will invest more than 25% of its assets in real estate-related securities and Resources Fund will invest more than 25% of the value of its assets in the natural resources sector.

For purposes of this Fundamental Restriction (7), the U.S. government and its agencies and instrumentalities are not considered to be an industry.

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For purposes of this Fundamental Restriction (7), the Resources Fund considers the “natural resources sector” to include companies in the group of industries that own, produce, refine, process, transport and market natural resources and companies in the group of industries that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, environmental services, and such other industries as determined by the Manager from time to time.

(8)(a) With respect to each Fund (except Developed World Stock Fund, Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, U.S. Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Emerging Domestic Opportunities Fund, International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Duration Investment Fund) may purchase and sell financial futures contracts and options thereon.

(b) With respect to each of Developed World Stock Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, Inflation Indexed Plus Bond Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Emerging Domestic Opportunities Fund, International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(c) With respect to each of Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, International Equity Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, U.S. Equity Allocation Fund, and International Opportunities Equity Allocation Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).

For purposes of investment restrictions (8) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds

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will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of U.S. Core Equity Fund, U.S. Small/Mid Cap Fund, International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, International Growth Equity Fund, Foreign Small Companies Fund, International Small Companies Fund, International Equity Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Equity Allocation Fund, World Opportunities Equity Allocation Fund, and International Opportunities Equity Allocation Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

(1) With respect to each Fund (except Resources Fund), the Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

(2)	Each Fund may not make investments for the purpose of gaining control of a company’s management.

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(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

(4) With respect to each Fund (except for Quality Fund, Developed World Stock Fund, Benchmark-Free Allocation Fund, Strategic Opportunities Allocation Fund, World Opportunities Equity Allocation Fund, Short-Duration Collateral Share Fund, Strategic Fixed Income Fund, International Opportunities Equity Allocation Fund, Inflation Indexed Plus Bond Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Asset Allocation International Bond Fund, Flexible Equities Fund, Emerging Domestic Opportunities Fund, International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity” Funds, the terms “equity investments” and “equities” refer to direct and indirect investments (described above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and income trusts.

When used in connection with a Fund’s Name Policy, the Manager uses the term “assets” and “tied economically” as defined in the Prospectus.

(6) With respect to Short-Duration Investment Fund only, the Fund may not invest more than 25% of the value of its total assets in obligations issued by banks.

(7) With respect to Emerging Markets Fund only, for so long as any investor in the Fund is an Undertaking for Collective Investment in Transferable Securities subject to the European Communities (Undertaking for Collective Investment in Transferable Securities) Regulations 2003, as amended (the “UCITS Regulations”), the Fund may not hold investments in collective

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investment undertakings (as such term is used in the UCITS Regulations) in excess of 10% of the Fund’s net assets.

Except as indicated above in Fundamental Restriction (1) and Non-Fundamental Restriction (7), all percentage limitations on investments set forth herein and in a Fund’s Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Fund’s Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of that Fund.

In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of the following Funds has also agreed as follows:

1)	Foreign Small Companies Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in “small companies.”

2)	Emerging Country Debt Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments.

3)	Domestic Bond Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States.

When used in connection with a Fund’s Name Policy, the Manager uses the terms “invest,” “investments,” “assets,” “tied economically” and “related” as defined in the Fund’s Prospectus.

With respect to each International Equity Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.

With respect to each Fixed Income Fund that has the term “international” or “global” included in the Fund’s name, the Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.

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With respect to each Asset Allocation Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in the underlying Funds, in investments that are tied economically to a number of countries throughout the world.

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DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. For Short-Duration Collateral Share Fund, NAV is calculated based on the NAV of Short-Duration Collateral Fund. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed. For these purposes, the U.S. bond markets are deemed to be closed on the dates that the Securities Industry and Financial Markets Association recommends a full close for the trading of U.S. dollar-denominated fixed income securities in the United States.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund. Please refer to “Determination of Net Asset Value” in each Prospectus for additional information. In addition, to the extent a Fund holds portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

DISTRIBUTIONS

Each Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryforwards. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and net realized capital gain. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed

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appropriate by the Fund. From time to time or as otherwise provided in the Funds’ Prospectus, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).

TAXES

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a

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qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income (including any net tax-exempt interest income) and all of its net realized capital gains (including both net short-term and long-term capital gains). Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

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If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis).

Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred Net Capital Losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund has incurred Net Capital Losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), that Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. See each Fund’s most recent annual shareholder report, as available, for more information concerning the Fund’s Net Capital Losses available to be carried forward (if any) as of the end of its most recently ended fiscal year.

In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.

Transactions in Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. Under new rules effective January 1, 2012, to the extent a shareholder’s account is subject to U.S. federal tax reporting (including an account for which a shareholder has informed the Funds that it would like to receive “informational only” U.S. federal tax reporting), the Funds generally will

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provide cost-basis information (on an IRS Form 1099-B) to the IRS and to the shareholder with respect to Fund shares acquired on or after January 1, 2012 and held in such accounts (“post-2011 shares”), when such shares are subsequently redeemed or exchanged. Under the new rules, the Funds are required to use the particular cost-basis reporting method (e.g., average cost basis, first in-first out, specific share identification) selected by the shareholder in reporting such adjusted basis information, and if a shareholder fails to select a particular method, use the Funds’ default method. This reporting is generally not required for Fund shares held in a retirement or other tax-advantaged account, unless a shareholder has opted for “informational only” reporting as described above. Shareholders should contact the Funds for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the Funds’ particular default method.

Shareholders also should consult their tax advisors concerning the application of these new rules to their investment in a Fund, and for advice about selecting a cost basis accounting method suitable for them in light of their particular circumstances. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these new rules, and shareholders are responsible for keeping track of their own basis in these shares.

If a shareholder has purchased shares of a Fund through an intermediary, in general, the intermediary and not the Fund will be responsible for providing the cost basis and related reporting described above to the shareholder, including pursuant to the intermediary’s available cost basis accounting methods. Thus, shareholders purchasing shares through an intermediary should contact the intermediary for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the intermediary’s particular default method.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, in the event that a Fund were to be deemed a “nonpublicly offered RIC” as described under “Limitation on Deductibility of Fund Expenses” below, depending on a shareholder’s percentage ownership in that Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income received in exchange for Fund shares.

Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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Taxation of Fund Distributions

Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.

Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013 and the maximum long-term capital gain rate will increase generally to 20%, unless Congress enacts legislation providing otherwise. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to loss carryforwards) generally are taxable to shareholders as ordinary income. Distributions attributable to gain from the sale of master limited partnerships that is characterized as ordinary income under the Code’s recapture provisions will be taxable to shareholders as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. The Fixed Income Funds do not expect a significant portion of Fund distributions (if any) to be derived from qualified dividend income.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is

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received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain for taxable years beginning before January 1, 2013. As noted above, this provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

For information regarding qualified dividend income received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The Fixed Income Funds and

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International Equity Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction. For information regarding eligibility for the dividends-received deduction of dividends received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax, and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

A Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

A Fund may make distributions of capital gains in excess of its net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years). In this case, there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

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A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information (generally on an IRS Form 1099). In certain cases, a Fund may be required to amend tax information reported to shareholders in respect of a particular year. In this event, shareholders may be required to file amended U.S. federal income or other tax returns in respect of such amended information and pay additional taxes (including potentially interest and penalties), and may incur other related costs. Shareholders should consult their tax advisers in this regard.

Limitation on Deductibility of Fund Expenses

Very generally, pursuant to Treasury regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. A RIC is “nonpublicly offered” if it has fewer than 500 shareholders at all times during a taxable year, and its shares are not continuously offered pursuant to a public offering. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as individuals) and would be deductible by those shareholders, subject to the 2% floor on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.

Backup Withholding

Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

Distributions to Foreign Investors

Absent a specific statutory exemption, a Fund’s dividend distributions (other than Capital Gain Dividends as described more fully below) are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign

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shareholder”). In addition, subject to certain exceptions, a Fund is generally not required and currently does not expect to withhold on the amount of a non-dividend distribution (i.e., a Return of Capital Distribution) paid to its foreign shareholders; a Fund, however, may determine to withhold on any such distribution in its discretion to the extent permissible under applicable law. To the extent withholding is made on a dividend or Return of Capital Distribution, persons who are resident in a country that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.

For taxable years of a Fund beginning before January 1, 2012 (each a “pre-2012 taxable year”), a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (B) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (C) that was within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly reported as such by the Fund (“short-term capital gain dividends”). Short-term capital gain did not include gain from the sale of master limited partnerships to the extent such gain was characterized as ordinary income under the Code’s recapture provisions. A Fund was permitted to report such parts of its dividends paid in respect of a pre-2012 taxable year as interest-related and/or short-term capital gain dividends as were eligible, but was not required to do so.

Additionally, if a Fund invested in an underlying Fund or another investment company registered under the 1940 Act, including an ETF, treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”) that reported and paid such short-term capital gain or interest-related dividends to its shareholders in respect of a taxable year of the Underlying RIC beginning before January 1, 2012, such distributions retained their character as not subject to withholding if properly reported as such in respect of distributions paid by the Fund to its shareholders for a pre-2012 taxable year of the Fund. Similarly, if a Fund invested in an underlying Fund that was treated as a partnership for U.S. federal income tax purposes, then to the extent that the underlying Fund allocated to the Fund income that would have given rise to interest-related or short-term capital gain dividends if earned directly by the Fund, the Fund generally was permitted to report any dividends attributable to such income in respect of a pre-2012 taxable year as interest-related or short-term capital gain dividends, as applicable.

The exemption from withholding for interest-related and short-term capital gain dividends expired for distributions with respect to taxable years of a Fund beginning on or after January 1,

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2012. It is currently unclear whether Congress will extend these special exemptions for taxable years of a Fund beginning on or after January 1, 2012 or what the terms of any such extension would be, including whether any such extension would have retroactive effect.

In the case of shares held through an intermediary, the intermediary may have withheld even if a Fund properly reported the payment as an interest-related or short-term capital gain dividend to shareholders in respect of a pre-2012 taxable year. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).

Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Special withholding and other rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs (or, prior to January 1, 2012, RICs) and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.

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To the extent a Fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described above), under a special “look-through” rule, any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable directly or indirectly to distributions that are received by the Fund from a lower-tier U.S. REIT and that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in any class of such a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder.

Prior to January 1, 2012, the special “look-through” rule discussed above for distributions by a Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by a Fund and (ii) distributions received by a Fund from an Underlying RIC that a Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these “look-through” provisions to distributions made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Foreign shareholders of a Fund may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of the Fund shares and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. Prior to January 1, 2012, such withholding on these redemptions and distributions generally was not required if the Fund was a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in Underlying RICs that were domestically controlled USRPHCs. These exemptions from withholding expired for redemptions or distributions made on or after January 1, 2012. Therefore, such withholding is now required, without regard to whether a Fund or any Underlying RIC in which it invests is domestically controlled. It is currently unclear whether Congress will extend the exemptions from withholding described above for redemptions or distributions made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

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Foreign shareholders should consult their tax advisors (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN). Foreign shareholders in a Fund should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

Foreign Taxes

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains, which will decrease a Fund’s yield. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities, including potentially on a retroactive basis, which can also decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher, in certain circumstances, for instance, if a Fund has a significant number of foreign shareholders or if a Fund or underlying Fund invests through a subsidiary.

If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund on its foreign portfolio securities. Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Certain of the International Equity

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Funds are eligible for and expect to make this election. However, even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders. Each eligible Asset Allocation Fund and Currency Hedged International Equity Fund, if eligible, expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying foreign taxes as described above. However, even if a Fund is eligible to make such an election for a given year, it may determine not to do so. See “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” for more information.

Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a foreign tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as a tax advisor, regarding the applicability to them of this reporting requirement.

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Other Reporting and Withholding Requirements

Rules enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act (the “HIRE Act”) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include, , among other types of income, payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions made by a Fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such treatment is extended), as described above), generally will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications, waivers of non-U.S. law, or other documentation as the Fund requires to comply with these rules, including, to the extent required, information with regard to their direct and indirect owners. The failure of a shareholder to provide such information, certifications or other documentation as a Fund may request may result in other adverse consequences to the shareholder, in addition to the 30% withholding. In general, it is expected that a shareholder that is a U.S. person or foreign individual will be able to avoid being withheld upon by timely providing the Fund with a valid IRS Form W-9 or W-8, respectively. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i) (a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or U.S. accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the Fund with appropriate certifications or other documentation concerning its status.

A Fund may disclose the information that it receives from its shareholders to the IRS or other parties as necessary to comply with the HIRE Act. Each prospective investor is urged to consult its tax adviser regarding the applicability of the HIRE Act and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local and foreign tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS or other similar authorities responsible for tax matters in other jurisdictions (e.g., foreign countries).

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Tax Implications of Certain Investments

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap

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agreements), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s securities. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.

A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status” below.

Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities may also require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income

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allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder,

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and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

Increases in the principal amount of an inflation indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the

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debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.

A Fund may also purchase contingent payment debt instruments. For U.S. federal income tax purposes, holders of contingent payment debt instruments generally have to include taxable income (as interest) on a constant yield basis without regard to whether cash is received with respect thereto. Gain on the disposition of contingent payment debt instruments generally will be treated for U.S. federal income tax purposes as ordinary interest income rather than as capital gain.

If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

A Fund’s investments in certain commodity-linked instruments may be limited by the Fund’s intention to qualify as a RIC, and may limit the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments does not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any

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other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Loss of RIC Status” below.

As discussed above, certain of the Asset Allocation Funds may gain indirect exposure to commodity-linked instruments through GMO Alternative Asset Opportunity Fund, which is a partnership for U.S. federal tax purposes. GMO Alternative Asset Opportunity Fund achieves indirect exposure to commodities through its wholly owned subsidiary, which, in turn, invests in various commodity-related derivatives. Its subsidiary is a “controlled foreign corporation” (“CFC”) for U.S. federal income tax purposes. The applicable Asset Allocation Funds should generally be entitled to treat all of the income that they realize from GMO Alternative Asset Opportunity Fund, including income from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary, as qualifying income for purposes of qualifying as RICs. There is a risk, however, that the IRS could determine that some or all of the income derived from GMO Alternative Asset Opportunity Fund’s investment in its subsidiary should not be treated as qualifying income in the hands of the applicable Asset Allocation Funds, which might adversely affect the ability of those Asset Allocation Funds to qualify as RICs. See “Loss of RIC Status” below.

To the extent a Fund invests in commodities-related entities that are partnerships (other than qualified publicly traded partnerships (as defined earlier)), income or other trusts, or other pass-through structures for U.S. federal income tax purposes, including, for instance, certain royalty trusts and certain ETFs (e.g., ETFs investing in gold bullion), all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described earlier. Similarly, certain other income trusts in which a Fund may invest could be partnerships or other pass-through structures for U.S. federal income tax purposes, such that, depending on the specific assets held by the income trust, all or a portion of any income or gains from such investment could constitute non-qualifying income to the Fund. In any such cases, the Fund’s investments in such entities could bear on or be limited by its intention to qualify as a RIC. See “Loss of RIC Status” below.

Certain of the commodities-related ETFs in which a Fund may invest may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for RIC qualification. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a RIC for a particular year. In addition, the diversification requirement described above for RIC qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the close of each quarter of the Fund’s taxable year.

MLPs, if any, in which a Fund invests also may qualify as qualified publicly traded partnerships, subject to the special RIC-related rules described in the immediately preceding paragraph, or, instead, may be treated as “regular” partnerships. To the extent an MLP is a regular (non-QPTP) partnership, the MLP’s income and gains allocated to a Fund will constitute qualifying income to

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the Fund for purposes of the 90% gross income requirement only to the extent such items of income and gain would be qualifying income if earned directly by the Fund. Thus, all or a portion of any income and gains from a Fund’s investment in an MLP that is a regular (non-QPTP) partnership could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described earlier. In such cases, a Fund’s investments in such entities could bear on or be limited by its intention to qualify as a RIC.

To the extent an MLP is a partnership (whether or not a qualified publicly traded partnership), some amounts received by a Fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such an MLP on the disposition of such interests (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as “passive foreign investment companies,” “controlled foreign corporations” or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” and “controlled foreign corporations” are discussed in greater detail below.

A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains

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and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests

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in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The interest on municipal obligations is generally exempt from U.S. federal income tax. However, distributions from a Fund derived from interest on municipal obligations are taxable to shareholders of a Fund when received. In addition, gains realized by a Fund on the sale or exchange of municipal obligations are taxable to shareholders of the Fund.

Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds

Tax Considerations Related to the Asset Allocation Funds and Other Funds’ Investments in Underlying RICs.

Because the Asset Allocation Funds and certain other Funds invest substantially or entirely in shares of one or more Underlying RICs (the Asset Allocation Funds and such other Funds are referred to in this section as “Funds of Funds”), their distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund of Funds investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund of Funds recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund of Funds does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund of Funds also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).

In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund of Funds’ sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund of Funds’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund of Funds qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying RICs.

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Depending on a Fund of Funds’ percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause it to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code (e.g., certain underlying GMO Funds principally available only to other GMO Funds and certain other accredited investors, including GMO High Quality Short-Duration Bond Fund and GMO Debt Opportunities Fund) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates for taxable years beginning before January 1, 2013; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders held shares of the Underlying RICs directly.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as qualified dividend income, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If, at the close of each quarter of a Fund of Funds’ taxable year, at least 50% of its total assets consists of interests in Underlying RICs, that Fund of Funds will be a “qualified fund of funds.” In that case, the Fund of Funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of foreign securities held directly by the Fund of Funds or by an Underlying RIC in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. Each eligible Asset Allocation Fund and Currency Hedged International Equity Fund, if eligible, expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying foreign taxes. However, even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so in its sole discretion. See “Foreign Taxes” above for more information.

Tax Considerations Related to a Fund’s Investments in Partnerships.

Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes, including certain GMO Trust Funds offered

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pursuant to separate private placement memoranda. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.

In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). If a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.

If a Fund receives allocations of income from a partnership in which it invests that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund, in turn, may report a portion of its distributions as qualified dividend income or as eligible for the dividend-received deduction, as applicable, provided certain conditions are met.

More generally, as a result of the foregoing and certain other special rules, a Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Fund’s distributions to shareholders to vary in terms of their timing, character, and/or amount from what that Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by those underlying partnerships.

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Tax Considerations Related to a Fund’s Investments in Underlying Funds that are Disregarded Entities.

Benchmark-Free Allocation Fund (“BFAF”) invests in GMO Implementation Fund, a separate series of the Trust that is offered pursuant to a separate private placement memorandum. GMO Implementation Fund is a disregarded entity for U.S. federal tax purposes. Because GMO Implementation Fund is an entity disregarded from its sole shareholder, BFAF, for U.S. federal tax purposes, any distributions BFAF receives from GMO Implementation Fund will have no effect on BFAF’s U.S. federal income tax liability because BFAF is treated as owning GMO Implementation Fund’s assets directly for U.S. federal tax purposes. Thus, any income, gain, loss, deduction or other tax items arising in respect of GMO Implementation Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF.

Loss of RIC Status

If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest charges, paying penalties, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions. If an Underlying RIC were to fail to qualify as a RIC in a particular taxable year, a Fund’s return on its investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

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State, Local, and Other Tax Matters

The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Funds for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.

Additionally, most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisors regarding the applicability of these exemptions to their situation.

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MANAGEMENT OF THE TRUST

The following tables present information as of June 30, 2012 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

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Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES

Donald W. Glazer, Esq. DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant –Law and Business[2]; Author of Legal Treatises.	54	None.

Peter Tufano DOB: 04/22/1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	54	Trustee of State Street Navigator Securities Lending Trust (2 Portfolios).

Paul Braverman DOB: 01/25/1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008-present); Chief Financial Officer, Wellington Management Company, LLP (an investment adviser) (March 1986-December 2007).	54	Director of Courier Corporation (a book publisher and manufacturer).
INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[3] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present).	72	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.
[2]

As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2010 and December 31, 2011, these entities paid $1,238,183 and $230,579, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

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Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business, and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano, and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:

Donald W. Glazer – Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.

Peter Tufano – Mr. Tufano’s experience serving as Trustee of the Funds and as a director of other companies, and his professional training and his experience in business and finance, including as a professor of financial management at a leading business school.

Paul Braverman – Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.

Joseph B. Kittredge, Jr. – Mr. Kittredge’s experience serving as President of the Trust and GMO Series Trust and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.

Information relating to the experience, qualifications, attributes, and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

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Officers

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]

Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax (December 2006-present), Fund Treasury and Tax Staff (June 2004-November 2006), Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Carolyn Haley DOB: 07/12/1966	Assistant Treasurer	Since June 2009.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (May 2009-present); Treasurer and Chief Compliance Officer, Hambrecht & Quist Capital Management LLC (April 2007-April 2009); Senior Manager, PricewaterhouseCoopers LLP (2003-2007).

Jason Nagler DOB: 08/12/1982	Assistant Treasurer	Since September 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (August 2009-present); Audit Senior at Deloitte (August 2007-August 2009); Audit Staff at Deloitte (January 2005-August 2007).

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since March 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Vice President and Associate General Counsel (February 2006-December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006-present).

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Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]

David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2003-present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present).

Heather Schirmer DOB: 6/10/1974	Vice President and Assistant Clerk	Since March 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2004-present).

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti- Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (June 1993-present).

[1]

Each of Messrs. Burnett, Bohan, Kittredge, and Pottle and Mses. Haley, Trinque, and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. Each officer listed in the table above also serves as an officer of GMO Series Trust.

Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

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Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of the Funds’ affairs and for assuring that each Fund is managed in the best interests of its shareholders. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’ auditors, independent counsel to the Independent Trustees, and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Funds’ Chief Compliance Officer reports directly to the Board.

Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.

Taking into account the number, diversity, and complexity of the Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to

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bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures, and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 29, 2012, the Audit Committee held 5 meetings; the Pricing Committee held 5 meetings; the Governance Committee held 5 meetings; and the Risk Oversight Committee held 4 meetings.

Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.

Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.

Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Messrs. Braverman and Tufano are Co-Chairmen of the Risk Oversight Committee.

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Governance Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel”, as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.

As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership”, the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders, or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees who are recommended by shareholders.

The Governance Committee considers a variety of qualifications, skills, and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities, and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.

Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.

Trustee Fund Ownership

The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds and the aggregate dollar ranges of their direct beneficial share ownership in all series of GMO Trust and GMO Series Trust (the “Family of Investment Companies”) as of December 31, 2011.

111

Name/Funds *	Dollar Range of Shares Directly Owned in the Funds*	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies*
INDEPENDENT TRUSTEES

Donald W. Glazer Alpha Only Fund Benchmark-Free Allocation Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Quality Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $10,001-$50,000	Over $100,000

Peter Tufano	None	None

Paul Braverman	None	None

INTERESTED TRUSTEE
Joseph B. Kittredge, Jr. Short-Duration Collateral Share Fund	$50,001 - $100,000	$50,001- $100,000

*	International Intrinsic Value Extended Markets Fund commenced operations after the most recent calendar year ended December 31, 2011 and, therefore, had not yet offered any shares for sale as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, have not yet offered any shares for sale as of this date.

The following table sets forth ranges of Mr. Glazer’s and Mr. Kittredge’s indirect beneficial share ownership in the Funds and the aggregate dollar range of their indirect beneficial share ownership in the Family of Investment Companies as of December 31, 2011.

112

Name/Funds *	Dollar Range of Shares Indirectly Owned in the Funds*	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies*
INDEPENDENT TRUSTEES

Donald W. Glazer

Alpha Only Fund

Currency Hedged International Equity Fund

Emerging Country Debt Fund

Emerging Markets Fund

Flexible Equities Fund

International Growth Equity Fund

International Intrinsic Value Fund

Quality Fund

Short-Duration Collateral Fund

Strategic Fixed Income Fund

U.S. Core Equity Fund

U.S. Treasury Fund

	$10,001-$50,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000 $1-$10,000 Over $100,000 Over $100,000 Over $100,000 $1-$10,000 $10,001-$50,000 Over $100,000 $10,001-$50,000	Over $100,000
INTERESTED TRUSTEE
Joseph B. Kittredge, Jr. Short-Duration Collateral Fund	$50,001- $100,000	$50,001- $100,000

*	International Intrinsic Value Extended Markets Fund commenced operations after the most recent calendar year ended December 31, 2011, and, therefore, had not yet offered any shares for sale as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, have not yet offered any shares for sale as of this date.

Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Trustee Ownership of Related Companies

The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2011, in the Manager, Funds Distributor, LLC, the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC.

113

Name of Non-Interested Trustee	Name of Owner(s) and Relationship to Trustee	Company	Title of Class	Value of Securities²	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager[1]	Limited partnership interest –Class A	$1,176,794.51	0.033%
Peter Tufano	N/A	None	N/A	N/A	N/A
Paul Braverman	N/A	None	N/A	N/A	N/A

[1]

The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership of all the outstanding voting shares of the fund as of December 31, 2011.

[2]	Securities valued as of December 31, 2011.

Remuneration. The Trust has adopted a compensation policy for its Independent Trustees. Each Independent Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Independent Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Independent Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Other than as set forth in the following table, no Trustee of the Trust received any direct compensation from the Fund Complex or any Fund during the fiscal year ended February 29, 2012:

114

	Donald W. Glazer, Esq., Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Compensation from Each Fund:
U.S. Core Equity Fund	$5,736		$4,514		$4,580
Quality Fund	$64,982		$51,039		$51,392
U.S. Intrinsic Value Fund	$33		$26		$26
U.S. Growth Fund	$10		$8		$8
U.S. Small/Mid Cap Fund	$24		$19		$20
Real Estate Fund	$60		$47		$48
International Core Equity Fund	$18,142		$14,283		$14,522
International Intrinsic Value Fund	$23,037		$18,085		$18,245
International Intrinsic Value Extended Markets Fund	$1,183	[1]	$957	[1]	$948	[1]
International Large/Mid Cap Value Fund	$2,140	[1]	$1,732	[1]	$1,716	[1]
International Growth Equity Fund	$12,431		$9,781		$9,925
Developed World Stock Fund	$1,389		$1,093		$1,108
International Small Companies Fund	$1,626		$1,280		$1,298
Asset Allocation International Small Companies Fund	$1,057	[1]	$855	[1]	$847	[1]
Tax-Managed International Equities Fund	$2,111		$1,662		$1,685
Foreign Fund	$6,801		$5,368		$5,523
Foreign Small Companies Fund	$2,151		$1,692		$1,707
Global Focused Equity Fund	$1		$1		$1
Emerging Markets Fund	$44,139		$34,783		$35,196
Emerging Countries Fund	$883		$696		$708
Emerging Domestic Opportunities Fund	$542		$420		$401
Taiwan Fund	$437		$345		$352
Flexible Equities Fund	$3,693		$2,894		$2,860
Resources Fund	$2		$2		$2
Currency Hedged International Equity Fund	$2,525		$1,936		$1,939
Domestic Bond Fund	$1,618		$1,273		$1,298
Core Plus Bond Fund	$905		$711		$716
International Bond Fund	$352		$277		$282
Strategic Fixed Income Fund	$10,220		$8,033		$8,093
Currency Hedged International Bond Fund	$285		$224		$226

115

	Donald W. Glazer, Esq., Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Global Bond Fund	$748		$588		$596
Emerging Country Debt Fund	$7,413		$6,006		$6,051
Short-Duration Investment Fund	$22		$18		$18
Short-Duration Collateral Fund	$6,243		$4,910		$5,013
Short-Duration Collateral Share Fund	$131		$103		$104
Inflation Indexed Plus Bond Fund	$400		$317		$327
U.S. Treasury Fund	$7,943		$6,240		$6,262
Asset Allocation Bond Fund	$1,886		$1,491		$1,527
Asset Allocation International Bond Fund	$237	[1]	$192	[1]	$190	[1]
U.S. Equity Allocation Fund	$300		$237		$242
International Equity Allocation Fund	$4,494		$3,537		$3,586
International Opportunities Equity Allocation Fund	$3,081		$2,423		$2,446
Global Equity Allocation Fund	$5,849		$4,599		$4,639
World Opportunities Equity Allocation Fund	$4,630		$3,641		$3,678
Global Asset Allocation Fund	$15,736		$12,903		$13,012
Strategic Opportunities Allocation Fund	$7,130		$5,602		$5,641
Benchmark-Free Allocation Fund	$10,947		$9,636		$9,912
Alpha Only Fund	$18,503		$17,396		$17,443
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A		N/A		N/A
Estimated Annual Benefits Upon Retirement:	N/A		N/A		N/A
Total Compensation from the Fund Complex:	$315,166	[2]	$252,648	[2]	$255,004	[2]

[1]

Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28, 2013. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.

[2]

Reflects actual direct compensation received during the fiscal year ended February 29, 2012 from series of the Fund Complex that had commenced operations on or before February 29, 2012, which consisted of 51 series of GMO Trust and GMO Series Trust.

Other than as set forth in the table below, no officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus during the fiscal year ended February 29, 2012:

116

Michael E. Gillespie[1]
Compensation from Each Fund:
Emerging Markets Fund	$81,038
Quality Fund	$117,556
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A
Estimated Annual Benefits Upon Retirement:	N/A

[1]	Michael E. Gillespie served as Chief Compliance Officer of the Trust until February 14, 2011.

Mr. Kittredge does not receive any compensation from the Fund Complex, but as a member of the Manager will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various other series of the Fund Complex not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.

As of June 7, 2012, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus, with the exception of Global Focused Equity Fund of which the Trustees and officers of the Trust as a group owned 2.76% of the outstanding shares. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, have not yet offered any shares for sale as of this date.

Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.

The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

The Funds’ principal underwriter, which is not affiliated with the Funds or the Manager, also has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by the principal underwriter’s personnel who are designated as Access Persons under the Code of Ethics, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics.

117

INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in each Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

In addition, as disclosed in the Prospectus, the Manager has contractually agreed to waive and/or reimburse (i) each Fund (other than International Intrinsic Value Extended Markets Fund, Global Focused Equity Fund and Resources Fund) for specified Fund expenses through at least June 30, 2013; (ii) International Intrinsic Value Extended Markets Fund and Global Focused Equity Fund through at least September 13, 2012; and (iii) Resources Fund through at least December 6, 2012.

Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.

118

For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds that commenced operations prior to the end of the most recent fiscal year have paid the following amounts as Management Fees to the Manager during the last three fiscal years:

	Gross	Reduction	Net
U.S. CORE EQUITY FUND

Year ended 2/29/12	$4,510,656	$397,915	$4,112,741
Year ended 2/28/11	5,590,136	462,010	5,128,126
Year ended 2/28/10	5,916,928	522,979	5,393,949

QUALITY FUND

Year ended 2/29/12	$56,084,141	$2,647,128	$53,437,013
Year ended 2/28/11	49,119,693	2,676,518	46,443,175
Year ended 2/28/10	40,256,218	2,309,811	37,946,407

U.S. INTRINSIC VALUE FUND

Year ended 2/29/12	$26,513	$26,513	$0
Year ended 2/28/11	22,894	22,894	0
Year ended 2/28/10	19,541	19,541	0

U.S. GROWTH FUND

Year ended 2/29/12	$7,880	$7,880	$0
Year ended 2/28/11	24,909	24,909	0
Year ended 2/28/10	129,936	129,936	0

U.S. SMALL/MID CAP FUND

Year ended 2/29/12	$19,057	$19,057	$0
Year ended 2/28/11	36,411	36,411	0
Year ended 2/28/10	46,584	46,584	0

REAL ESTATE FUND

Year ended 2/29/12	$51,114	$51,114	$0
Year ended 2/28/11	46,701	46,701	0
Year ended 2/28/10	40,048	40,048	0

119

	Gross	Reduction	Net
INTERNATIONAL CORE EQUITY FUND

Year ended 2/29/12	$17,304,936	$2,053,713	$15,251,223
Year ended 2/28/11	19,031,077	2,368,383	16,662,694
Year ended 2/28/10	15,591,754	2,074,060	13,517,694

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/29/12	$30,163,808	$2,767,545	$27,396,263
Year ended 2/28/11	27,515,694	2,635,948	24,879,746
Year ended 2/28/10	25,304,308	2,530,455	22,773,853

INTERNATIONAL GROWTH EQUITY FUND

Year ended 2/29/12	$15,654,407	$1,497,943	14,156,464
Year ended 2/28/11	16,070,186	1,699,570	14,370,616
Year ended 2/28/10	12,726,794	1,500,183	11,226,611

DEVELOPED WORLD STOCK FUND

Year ended 2/29/12	$1,585,402	$371,304	$1,214,098
Year ended 2/28/11	1,628,921	386,001	1,242,920
Year ended 2/28/10	1,558,927	394,223	1,164,704

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/29/12	$2,458,266	$560,318	$1,897,948
Year ended 2/28/11	3,438,346	682,947	2,755,399
Year ended 2/28/10	5,613,055	866,619	4,746,436

TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/29/12	$2,664,374	$567,828	$2,096,546
Year ended 2/28/11	2,785,950	594,364	2,191,586
Year ended 2/28/10	2,676,033	499,462	2,176,571

FOREIGN FUND

Year ended 2/29/12	$9,794,847	$1,237,743	$8,557,104
Year ended 2/28/11	17,190,364	1,694,649	15,495,715
Year ended 2/28/10	20,509,678	1,836,978	18,672,700

120

	Gross	Reduction	Net
FOREIGN SMALL COMPANIES FUND

Year ended 2/29/12	$3,836,361	$542,145	$3,294,216
Year ended 2/28/11	3,275,076	640,544	2,634,532
Year ended 2/28/10	2,111,764	400,611	1,711,153

GLOBAL FOCUSED EQUITY FUND

Commencement of operations (12/1/11) through 2/29/12	$6,159	$6,159	$0
Year ended 2/28/11	N/A	N/A	N/A
Year ended 2/28/10	N/A	N/A	N/A

EMERGING MARKETS FUND

Year ended 2/29/12	$83,499,627	$3,349,150	$80,150,477
Year ended 2/28/11	81,259,560	3,372,015	77,887,545
Year ended 2/28/10	68,764,224	2,371,724	66,392,500

EMERGING COUNTRIES FUND

Year ended 2/29/12	$1,409,836	$304,946	$1,104,890
Year ended 2/28/11	1,585,171	372,021	1,213,150
Year ended 2/28/10	1,154,735	439,346	715,389

EMERGING DOMESTIC OPPORTUNITIES FUND

Year ended 2/29/12	$1,382,127	$464,669	$917,458
Year ended 2/28/11	N/A	N/A	N/A
Year ended 2/28/10	N/A	N/A	N/A

TAIWAN FUND

Year ended 2/29/12	$862,048	$0	$862,048
Year ended 2/28/11	704,051	0	704,051
Year ended 2/28/10	979,422	0	979,422

FLEXIBLE EQUITIES FUND

Year ended 2/29/12	$5,480,882	$718,375	$4,762,507
Year ended 2/28/11	2,008,166	419,570	1,588,596

121

	Gross	Reduction	Net
Year ended 2/28/10	2,314,167	478,960	1,835,207

RESOURCES FUND

Commencement of operations (12/28/11) through 2/29/12	$6,372	$6,372	$0
Year ended 2/28/11	N/A	N/A	N/A
Year ended 2/28/10	N/A	N/A	N/A

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/29/12	$4,591,154	$4,461,803	$129,351
Year ended 2/28/11	1,788,494	1,788,494	0
Year ended 2/28/10	150,076	150,076	0

DOMESTIC BOND FUND

Year ended 2/29/12	$403,294	$348,548	$54,746
Year ended 2/28/11	652,930	507,029	145,901
Year ended 2/28/10	870,266	655,477	214,789

CORE PLUS BOND FUND

Year ended 2/29/12	$583,928	$281,498	$302,430
Year ended 2/28/11	786,320	328,877	457,443
Year ended 2/28/10	776,919	252,612	524,307

INTERNATIONAL BOND FUND

Year ended 2/29/12	$219,504	$204,567	$14,937
Year ended 2/28/11	370,508	232,019	138,489
Year ended 2/28/10	525,955	245,460	280,495

STRATEGIC FIXED INCOME FUND

Year ended 2/29/12	$6,559,020	$850,990	$5,708,030
Year ended 2/28/11	5,427,956	724,011	4,703,945
Year ended 2/28/10	5,623,049	689,160	4,933,889

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/29/12	$182,342	$180,906	$1,436

122

	Gross	Reduction	Net
Year ended 2/28/11	317,038	207,281	109,757
Year ended 2/28/10	324,720	152,338	172,382

GLOBAL BOND FUND

Year ended 2/29/12	$358,650	$157,937	$200,713
Year ended 2/28/11	398,586	131,619	266,967
Year ended 2/28/10	504,961	90,268	414,693

EMERGING COUNTRY DEBT FUND

Year ended 2/29/12	$5,893,210	$0	$5,893,210
Year ended 2/28/11	6,607,898	0	6,607,898
Year ended 2/28/10	7,078,307	0	7,078,307

SHORT-DURATION INVESTMENT FUND

Year ended 2/29/12	$2,864	$2,864	$0
Year ended 2/28/11	3,177	3,177	0
Year ended 2/28/10	3,286	3,286	0

SHORT-DURATION COLLATERAL FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

SHORT-DURATION COLLATERAL SHARE FUND

Year ended 2/29/12	$16,810	$16,810	$0
Year ended 2/28/11	16,971	16,971	0
Year ended 2/28/10	14,929	14,929	0

INFLATION INDEXED PLUS BOND FUND

Year ended 2/29/12	$227,386	$212,530	$14,856
Year ended 2/28/11	860,031	338,119	521,912
Year ended 2/28/10	998,649	378,539	620,110

U.S. TREASURY FUND

Year ended 2/29/12	$1,655,406	$1,655,406	$0

123

	Gross	Reduction	Net
Year ended 2/28/11	835,483	835,483	0
Commencement of Operations (3/17/09) Through 2/28/10	314,070	314,070	0

ASSET ALLOCATION BOND FUND

Year ended 2/29/12	$1,113,274	$196,596	$916,678
Year ended 2/28/11	1,577,619	224,192	1,353,427
Commencement of Operations (3/18/09) Through 2/28/10	1,527,538	248,713	1,278,825

U.S. EQUITY ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

GLOBAL EQUITY ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

124

	Gross	Reduction	Net
GLOBAL ASSET ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

STRATEGIC OPPORTUNITIES ALLOCATION FUND

Year ended 2/29/12	$0	$0	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

BENCHMARK-FREE ALLOCATION FUND

Year ended 2/29/12	$69,903	$69,903	$0
Year ended 2/28/11	0	0	0
Year ended 2/28/10	0	0	0

ALPHA ONLY FUND

Year ended 2/29/12	$11,481,439	$8,548,013	$2,933,426
Year ended 2/28/11	9,125,313	7,150,671	1,974,642
Year ended 2/28/10	6,462,026	5,065,614	1,396,412

International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012, and, therefore, had not yet paid any Management Fees to the Manager as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, have not yet paid any Management Fees to the Manager as of this date.

In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.

Portfolio Management

Day-to-day management of each Fund, and in the case of Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, overall investment management and strategic direction, is the responsibility of one of several divisions comprising investment professionals associated with the Manager. Each division’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for day-to-day management of any Fund.

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The following table sets forth information about accounts overseen or managed by the senior members of the divisions as of February 29, 2012.

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	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
Senior Member	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Amit Bhartia	1	$529,951,029.40	0	$0	0	$0
Thomas Cooper	14	$5,453,388,048.17	12	$3,074,066,875.70	7	$723,959,887.41
Arjun Divecha	3	$10,599,994,058.58	4	$777,592,176.96	8	$3,365,364,985.98
Domenic Esposito	1	$4,634,067.57	0	$0	0	$0
Thomas Hancock	19	$22,508,272,846.58	8	$3,550,818,946.17	43	$8,778,325,525.50
Anthony Hene	1	$345,577,120.96	0	$0	0	$0
Ben Inker	13	$16,440,408,665.52	8	$3,826,944,498.62	218	$15,974,799,639.88
William Joyce	1	$18,935,516,173.46	0	$0	0	$0
Drew Spangler	2	$1,608,395,557.07	2	$2,347,095,388.52	8	$3,749,042,583.28
Sam Wilderman	19	$22,508,272,846.58	8	$3,550,818,946.17	43	$8,778,325,525.50

	Registered investment companies managed for which GMO receives a performance- based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance- based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Amit Bhartia	0	$0	0	$0	0	$0
Thomas Cooper	0	$0	2	$1,087,698,393.54	2	$525,825,116.71
Arjun Divecha	0	$0	0	$0	1	$571,122,348.39
Domenic Esposito	0	$0	0	$0	0	$0
Thomas Hancock	0	$0	2	$1,632,563,961.86	7	$1,549,194,741.78
Anthony Hene	0	$0	0	$0	0	$0
Ben Inker	0	$0	0	$0	155	$10,845,583,829.22
William Joyce	0	$0	0	$0	0	$0
Drew Spangler	0	$0	0	$0	3	$2,374,574,031.85

Sam Wilderman	0	$0	2	$1,632,563,961.86	7	$1,549,194,741.78

[1]	Includes GMO Funds (including GMO Funds not offered through the Prospectus) that had commenced operations on or before February 29, 2012.
[2]	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectus).

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

Senior members of each division are generally members (partners) of GMO. As of February 29, 2012, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus, and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 29, 2012, of Funds offered in the Prospectus that were overseen or managed by the senior member as of February 29, 2012:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Amit Bhartia	Emerging Domestic Opportunities Fund	$500,001-$1,000,000
Thomas Cooper

Domestic Bond Fund

Core Plus Bond Fund

International Bond Fund

Strategic Fixed Income Fund

Currency Hedged International Bond Fund

Global Bond Fund

Emerging Country Debt Fund

Short-Duration Investment Fund

Short-Duration Collateral Fund

Short-Duration Collateral Share Fund

Inflation Indexed Plus Bond Fund

U.S. Treasury Fund

Asset Allocation Bond Fund

None None Over $1,000,000 None None None None None None Over $1,000,000 None None None
Arjun Divecha	Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Over $1,000,000 None Over $1,000,000 None
Domenic Esposito	Global Focused Equity Fund	$500,001-$1,000,000

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Thomas Hancock

U.S. Core Equity Fund

Quality Fund

U.S. Intrinsic Value Fund

U.S. Growth Fund

U.S. Small/Mid Cap Fund

Real Estate Fund

International Core Equity Fund

International Intrinsic Value Fund

International Growth Equity Fund

Developed World Stock Fund

International Small Companies Fund

Tax-Managed International Equities Fund

Flexible Equities Fund

Resources Fund

$50,001-$100,000 $50,001-$100,000 $10,001-$50,000 None $10,001-$50,000 None $1-$10,000 $50,001-$100,000 $10,001-$50,000 None None Over $1,000,000 None Over $1,000,000
Anthony Hene	Developed World Stock Fund	$50,001-$100,000
Ben Inker

Flexible Equities Fund

Resources Fund

Currency Hedged International Equity Fund

Strategic Fixed Income Fund

Asset Allocation Bond Fund

U.S. Equity Allocation Fund

International Equity Allocation Fund

International Opportunities Equity Allocation Fund

Global Equity Allocation Fund

World Opportunities Equity Allocation Fund

Global Asset Allocation Fund

Strategic Opportunities Allocation Fund

Benchmark-Free Allocation Fund

Alpha Only Fund

None $500,001-$1,000,000 None None None None None None None None None None $500,001-$1,000,000 None
William Joyce	Quality Fund	$100,001-500,000
Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund Flexible Equities Fund	None None $100,001-$500,000 None

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Sam Wilderman

U.S. Core Equity Fund

Quality Fund

U.S. Intrinsic Value Fund

U.S. Growth Fund

U.S. Small/Mid Cap Fund

Real Estate Fund

International Core Equity Fund

International Intrinsic Value Fund

International Growth Equity Fund

Developed World Stock Fund

International Small Companies Fund

Tax-Managed International Equities Fund

Flexible Equities Fund

Resources Fund

None None None None None $10,001-$50,000 None None None None None None None None

[1]

International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012 and, therefore, had not yet offered any shares for sale and the senior members have no ownership of the Fund as of such date. Each of International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, have not yet offered any shares for sale and the senior members have no ownership of these Funds as of this date.

The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership in the Funds that were overseen or managed by the senior member, as of February 29, 2012, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund[1]
Amit Bhartia	Emerging Domestic Opportunities Fund	None
Thomas Cooper

Domestic Bond Fund

Core Plus Bond Fund

International Bond Fund

Strategic Fixed Income Fund

Currency Hedged International Bond Fund

Global Bond Fund

Emerging Country Debt Fund

Short-Duration Investment Fund

Short-Duration Collateral Fund

Short-Duration Collateral Share Fund

Inflation Indexed Plus Bond Fund

U.S. Treasury Fund

Asset Allocation Bond Fund

None None None None None None $10,001-$50,000 None Over $1,000,000 None None $10,001-$50,000 None
Arjun Divecha	Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Over $1,000,000 None None None

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
Domenic Esposito	Global Focused Equity Fund	None
Thomas Hancock

U.S. Core Equity Fund

Quality Fund

U.S. Intrinsic Value Fund

U.S. Growth Fund

U.S. Small/Mid Cap Fund

Real Estate Fund

International Core Equity Fund

International Intrinsic Value Fund

International Growth Equity Fund

Developed World Stock Fund

International Small Companies Fund

Tax-Managed International Equities Fund

Flexible Equities Fund

Resources Fund

None $1-$10,000 None None None None None None None None None None None None
Anthony Hene	Developed World Stock Fund	None
Ben Inker

Flexible Equities Fund

Resources Fund

Currency Hedged International Equity Fund

Strategic Fixed Income Fund

Asset Allocation Bond Fund

U.S. Equity Allocation Fund

International Equity Allocation Fund

International Opportunities Equity Allocation Fund

Global Equity Allocation Fund

World Opportunities Equity Allocation Fund

Global Asset Allocation Fund

Strategic Opportunities Allocation Fund

Benchmark-Free Allocation Fund

Alpha Only Fund

$50,001-$100,000 None $100,001-$500,000 $50,001-$100,000 None None None None None None None None None $100,001-$500,000
William Joyce	Quality Fund	$10,001-$50,000
Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund Flexible Equities Fund	None None None None
Sam Wilderman

U.S. Core Equity Fund

Quality Fund

U.S. Intrinsic Value Fund

U.S. Growth Fund

U.S. Small/Mid Cap Fund

Real Estate Fund

International Core Equity Fund

International Intrinsic Value Fund

International Growth Equity Fund

Developed World Stock Fund

International Small Companies Fund

Tax-Managed International Equities Fund

$1-$10,000 $1-$10,000 None None None None None $1-$10,000 $1-$10,000 None None None

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund[1]
	Flexible Equities Fund	$10,001-$50,000
	Resources Fund	None

[1]

International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012, and, therefore, had not yet offered any shares for sale and the senior members have no ownership of the Fund as of such date. Each of International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI, and, therefore, have not yet offered any shares for sale and the senior members have no ownership of these Funds as of this date.

Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, State Street Bank or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of State Street Bank and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with the Funds of the Trust (except for U.S. Treasury Fund and Short-Duration Collateral Fund), GMO provides direct client service, maintenance, and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund that commenced operations prior to the end of the most recent fiscal year paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:

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	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
U.S. Core Equity Fund	$1,762,705	$1,541,838	$1,110,464
Quality Fund	$10,466,500	$13,272,194	$15,689,932
U.S. Intrinsic Value Fund	$9,456	$11,078	$12,829
U.S. Growth Fund	$61,985	$11,211	$2,988
U.S. Small/Mid Cap Fund	$22,541	$17,618	$9,221
Real Estate Fund	$18,204	$21,228	$23,234
International Core Equity Fund	$3,718,217	$4,001,028	$3,603,484
International Intrinsic Value Fund	$6,360,153	$6,511,349	$6,799,462
International Growth Equity Fund	$2,674,851	$3,281,786	$3,139,434
Developed World Stock Fund	$443,244	$454,401	$433,237
International Small Companies Fund	$1,403,264	$859,586	$614,566
Tax-Managed International Equities Fund	$802,810	$835,785	$799,312
Foreign Fund	$5,265,140	$4,069,546	$2,377,728
Foreign Small Companies Fund	$425,524	$629,961	$730,641
Global Focused Equities Fund	N/A	N/A	$1,540	(b)
Emerging Markets Fund	$10,174,137	$11,977,615	$11,754,976
Emerging Countries Fund	$222,128	$314,859	$285,280
Emerging Domestic Opportunities Fund	N/A	N/A	$161,922
Taiwan Fund	$181,374	$130,380	$159,638
Flexible Equities Fund	$278,106	$233,986	$630,320
Resources Fund	N/A	N/A	$1,912	(c)
Currency Hedged International Equity Fund	$17,082	$206,723	$530,352
Domestic Bond Fund	$700,358	$493,812	$303,155
Core Plus Bond Fund	$321,399	$330,587	$250,227
International Bond Fund	$303,705	$215,197	$128,644
Strategic Fixed Income Fund	$1,321,199	$1,227,005	$1,435,974
Currency Hedged International Bond Fund	$188,570	$184,624	$107,131
Global Bond Fund	$383,630	$304,862	$276,645
Emerging Country Debt Fund	$2,323,902	$2,159,308	$1,985,528
Short-Duration Investment Fund	$9,858	$9,531	$8,591
Short-Duration Collateral Share Fund	$44,790	$50,912	$50,429

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	March 1, 2009 Through February 28, 2010		March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
Inflation Indexed Plus Bond Fund	$298,295		$247,317	$91,787
Asset Allocation Bond Fund	$374,898	(a)	$386,428	$315,474
U.S. Equity Allocation Fund	$0		$0	$0
International Equity Allocation Fund	$0		$0	$0
International Opportunities Equity Allocation Fund	$0		$0	$0
Global Equity Allocation Fund	$0		$0	$0
World Opportunities Equity Allocation Fund	$0		$0	$0
Global Asset Allocation Fund	$0		$0	$0
Strategic Opportunities Allocation Fund	$0		$0	$0
Benchmark-Free Allocation Fund	$0		$0	$23,019
Alpha Only Fund	$516,212		$689,477	$894,177
(a)	Reflects fees paid from the Fund’s commencement of operations on March 18, 2009 through February 28, 2010.
(b)	Reflects fees paid from the Fund’s commencement of operations on December 1, 2011 through February 29, 2012.
(c)	Reflects fees paid from the Fund’s commencement of operations on December 28, 2011 through February 29, 2012.

International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012 and, therefore, had not yet paid any amounts to GMO pursuant to the terms of the Servicing Agreement as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, have not yet paid any amounts to GMO pursuant to the terms of the Servicing Agreement as of this date.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.

Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Funds. GMO pays all distribution-related

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expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto). Funds Distributor, LLC offers shares of each Fund for sale on a continuous basis and will use all reasonable efforts in connection with distribution of shares of the Funds.

Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

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PORTFOLIO TRANSACTIONS

Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by the Manager with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements, and/or time constraints limiting the Manager’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy. Additionally, one of the Manager’s investment divisions may share investment ideas with one or more other investment divisions and/or may manage a portion of another investment division’s client accounts.

To the extent permitted by applicable law, the Manager’s compliance policies and procedures and a client’s investment guidelines, the Manager may engage in “cross trades” where, as investment manager to a client account, the Manager causes that client account to purchase a security directly from (or sell a security directly to) another client account.

In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner, and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that take into account the needs and objectives of each Fund and the other GMO clients.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.

Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for each Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent,

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possible, if at all, only after multiple trades have been completed. The Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if the Manager is not reasonably satisfied with the quality of trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best execution.

The determination of what may constitute best execution involves a number of considerations in varying degrees of emphasis, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer; the broker/dealer’s inventory of securities sought; the financial strength and stability of the broker/dealer; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different strategies. Additionally, regulations in certain markets, particularly emerging markets, require the Manager to identify and trade with one or a limited number of brokers on behalf of clients. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids and a firm’s ability and willingness to commit capital. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.

The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, the Manager may consider research services received by broker-dealers and therefore, may select or recommend a broker-dealer based on the Manager’s interest in receiving the research or other products or services, rather than on the lowest commission charged. The Manager may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased.

Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time in varying degrees of emphasis and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points paid in addition to a typical commission rate.

In general, the Manager seeks best execution in the execution of foreign exchange transactions by comparing rates across counterparties and selecting the counterparty that the Manager believes can

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provide best execution. In certain jurisdictions where it is general market practice (“restricted currencies”) or under limited circumstances when the Manager believes operational or trading efficiencies may be gained (e.g., income repatriation; trading in some emerging markets), the Manager may arrange standing instructions with the Funds’ custodian to execute the foreign exchange transaction, subject to the custodian’s terms and conditions. In the event that the Funds’ custodian offers more than one program for standing instruction trades, the Manager will select the program it believes is in the best interests of the Fund under the circumstances.

Because the Manager will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers, the Manager relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). However, the Manager does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. In all cases, the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager receives a benefit because it does not have to produce or pay for the services itself. Such services furnished to the Manager may be used in furnishing investment or other advice to all or some subset of the Manager’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by the Manager specifically in servicing that particular Fund.

The Trust paid, on behalf of the Funds that commenced operations prior to the end of the most recent fiscal year, the following amounts in brokerage commissions during the three most recent fiscal years:

	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
U.S. Core Equity Fund	$706,610	$1,732,037	$287,099
Quality Fund	$3,043,002	$1,997,623	$3,026,303
U.S. Intrinsic Value Fund	$2,454	$1,825	$6,656
U.S. Growth Fund	$37,897	$7,567	$463
U.S. Small/Mid Cap Fund	$38,091	$7,644	$4,155
Real Estate Fund	$4,041	$2,129	$688
International Core Equity Fund	$1,929,932	$2,414,210	$1,775,772
International Intrinsic Value Fund	$2,075,151	$2,424,550	$2,891,546

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	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
International Growth Equity Fund	$1,739,412	$2,112,199	$1,531,522
Developed World Stock Fund	$145,634	$101,377	$104,277
International Small Companies Fund	$826,721	$829,160	$0
Tax-Managed International Equities Fund	$274,106	$236,285	$204,437
Foreign Fund	$6,010,580	$4,879,234	$2,806,994
Foreign Small Companies Fund	$745,971	$837,822	$668,998
Global Focused Equity Fund	N/A	N/A	$1,855	(c)
Emerging Markets Fund	$26,902,429	$29,368,389	$22,169,565
Emerging Countries Fund	$515,562	$658,545	$515,041
Emerging Domestic Opportunities Fund	N/A	N/A	$1,420,169
Taiwan Fund	$188,358	$136,508	$124,978
Flexible Equities Fund	$212,182	$299,767	$966,068
Resources Fund	N/A	N/A	$4,756	(d)
Currency Hedged International Equity Fund	N/A	N/A	$0
Domestic Bond Fund	$34,602	N/A	$0
Core Plus Bond Fund	$22,384	$37,679	$50,812
International Bond Fund	$31,212	$20,641	$20,860
Strategic Fixed Income Fund	$8,131	$673,715	$735,723
Currency Hedged International Bond Fund	$19,411	$17,612	$15,582
Global Bond Fund	$48,740	$29,300	$41,691
Emerging Country Debt Fund	$22,236	N/A	$0
Short-Duration Investment Fund	N/A	N/A	$0

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	March 1, 2009 Through February 28, 2010		March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
Short-Duration Collateral Fund	N/A		N/A	$0
Short-Duration Collateral Share Fund	N/A		N/A	$0
Inflation Indexed Plus Bond Fund	$20,436		$27,186	$15,740
U.S. Treasury Fund	N/A	(a)	N/A	$0
Asset Allocation Bond Fund	$109,586	(b)	$487,995	$257,997
U.S. Equity Allocation Fund	N/A		N/A	$0
International Equity Allocation Fund	N/A		N/A	$0
International Opportunities Equity Allocation Fund	N/A		N/A	$0
Global Equity Allocation Fund	N/A		N/A	$0
World Opportunities Equity Allocation Fund	N/A		N/A	$0
Global Asset Allocation Fund	N/A		N/A	$0
Strategic Opportunities Allocation Fund	N/A		N/A	$0
Benchmark-Free Allocation Fund	N/A		N/A	$0
Alpha Only Fund	$497,222		$647,459	$546,059

(a)	Reflects commissions generated from the Fund’s commencement of operations on March 17, 2009 through February 28, 2010.
(b)	Reflects commissions generated from the Fund’s commencement of operations on March 18, 2009 through February 28, 2010.
(c)	Reflects commissions generated from the Fund’s commencement of operations on December 1, 2011 through February 29, 2012.
(d)	Reflects commissions generated from the Fund’s commencement of operations on December 28, 2011 through February 29, 2012.

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions,

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(ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, (iii) rebalancing portfolios to reflect the results of the Manager’s portfolio management models, (iv) changes in commission rates in the relevant markets or (v) the use of principal trades. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012, and, therefore, had not yet paid any brokerage commissions as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, have not yet paid any brokerage commissions as of this date.

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 29, 2012, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 29, 2012:

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of February 29, 2012
U.S. Core Equity Fund	Merrill Lynch		$3,127,683
U.S. Intrinsic Value Fund	Merrill Lynch JP Morgan	$ $	77,309 160,884
International Core Equity Fund	Barclays		$49,585,882
International Intrinsic Value Fund	Barclays		$112,557,569
International Growth Equity Fund	Barclays		$5,830,795
Developed World Stock Fund	Barclays		$1,102,438
Tax-Managed International Equities Fund	Barclays		$5,975,600
Foreign Fund	UBS Macquarie	$ $	2,485,612 2,235,566

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, the Manager or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.

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PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.

The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August  31 of each year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.

Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.

Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website.

The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds (on a look through basis in the case of Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds are posted monthly on GMO’s website and typically are available to shareholders without

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a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.

GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information. A confidentiality agreement is not required to access Portfolio Holdings Information filed with the SEC as described in the preceding sentence.

GMO also may from time-to-time disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.

In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders.

If GMO becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Portfolio Holdings Information, GMO shall cease providing such information to such recipient.

The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates,

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the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.

No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.

GMO’s General Counsel or Chief Compliance Officer may authorize exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.

If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

GMO periodically reports the following information to the Board of Trustees:

•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by GMO’s General Counsel or Chief Compliance Officer; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings semi-annually and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree to, or have a duty to, maintain this information in confidence:

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Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund)	Custodial and fund accounting services

	All Funds	Compliance testing

Brown Brothers Harriman & Co.	International Equity Funds and Alpha Only Fund	Custodial services and compliance testing

	U.S. Equity Funds	Compliance testing

Boston Global Advisors	U.S. Equity Funds, International Equity Funds, and Fixed Income Funds	Securities lending services

PricewaterhouseCoopers LLP	All Funds	Independent registered public accounting firm

Institutional Shareholder Services Inc. (formerly known as RiskMetrics Group, Inc.)	All Funds	Corporate actions services

Interactive Data Corporation	International Equity Funds	Fair value pricing

FactSet	All Funds	Data service provider

Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	All Funds	Recordkeeping system

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DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of fifty-seven series: Quality Fund; Real Estate Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Asset Allocation International Bond Fund; Debt Opportunities Fund; High Quality Short-Duration Bond Fund; Emerging Domestic Opportunities Fund; Asset Allocation International Small Companies Fund; International Large/Mid Cap Value Fund; Benchmark-Free Fund; International Intrinsic Value Extended Markets Fund; Global Focused Equity Fund; Resources Fund; Implementation Fund; and U.S. Flexible Equities Fund.

Note that U.S. Core Equity Fund, U.S. Intrinsic Value Fund, U.S. Growth Fund, U.S. Small/Mid Cap Fund, International Core Equity Fund, and International Growth Equity Fund are successors to U.S. Core Fund, Intrinsic Value Fund, Growth Fund, Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund, International Disciplined Equity Fund, and International Growth Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.

Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The

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Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to ten classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares and Class MF Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On June 4, 2012, the following shareholders held beneficially (unless otherwise indicated) greater than 25% of the outstanding shares of a Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:

Fund*	Shareholders	Jurisdiction of Organization	Parent Company
GMO U.S. Core Equity Fund	GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

	The National Rural Electric Cooperative Association 4301 Wilson Boulevard, Rs18-305 Arlington, VA 22203	VA	N/A

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GMO U.S. Intrinsic Value Fund	Hopke Partnership 7422 Hampden Lane Bethesda, MD 20814	MD	N/A

GMO U.S. Growth Fund	Quality Vision International Inc. 850 Hudson Avenue Rochester, NY 14621	NY	N/A

GMO Real Estate Fund	Mac & Co FBO Princeton PO Box 534005 Pittsburgh, PA 15253	N/A	N/A

GMO International Growth Equity Fund	GMO Currency Hedged International Equity Fund 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Developed World Stock Fund	The DOW Retirement Group Trust Dorinco Bldg. Suite 100 1320 Waldo Avenue Midland, MI 48642	MI	N/A

GMO Foreign Fund	Nebraska Investment Council 941 “O” Street, Suite 500 Lincoln, NE 68508	NE	N/A

GMO Global Focused Equity Fund	Benjamin L. Inker 776 Boylston Street Boston, MA 02199	N/A	N/A

	R. Jeremy Grantham C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	N/A	N/A

GMO Emerging Countries Fund	Trust Company of Illinois 1901 Butterfield Road, Suite 1000 Downers Grove, IL 60515	IL	N/A

GMO Emerging Domestic Opportunities Fund	State Street Australia Limited Sunsuper Superannuation Fund Level 14, 420 George Street Sydney, NSW 2000 Australia	Australia	N/A

GMO Taiwan Fund	Pension Reserves Investment Trust 84 State Street, Suite 250 Boston, MA 02109	MA	N/A

	State of Connecticut Retirement Plans and Trust Funds 55 Elm Street Hartford, CT 06106	CT	N/A

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GMO Domestic Bond Fund	Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	DE	N/A

GMO Core Plus Bond Fund	The Northern Trust Company as Trustee FBO Mayo Foundation PO Box 92956 Chicago, IL 60675	MN	N/A

GMO International Bond Fund	University of Southern California 851 Downey Way Los Angeles, CA 90089	CA	N/A

GMO Strategic Fixed Income Fund	Asset Allocation Trust Wells Fargo Funds Management, LLC 200 Berkeley Street, 21st Floor - Fund Administration Boston, MA 02116	DE	N/A

GMO Currency Hedged International Bond Fund	Teachers’ Retirement System of the City of New York 55 Water Street, 16th Floor New York, NY 10041	NY	N/A

GMO Global Bond Fund	Mars Pension Trustees Ltd. Discretionary Mandate 3D Dundee Road, Slough, Berkshire, SL14LG United Kingdom	England and Wales	N/A

GMO Short Duration Investment Fund	GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Short-Duration Collateral Fund	GMO Strategic Fixed Income Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Short-Duration Collateral Share Fund	Thomas F. Cooper 16 Garland Road Lincoln, MA 01773	N/A	N/A

	William L. Nemerever 535 Hammont Street Chestnut Hill, MA 02467	N/A	N/A

GMO Inflation Indexed Plus Bond Fund	Mayo Foundation Retirement Trust 200 First Street SW Rochester, MN 55905	MN	N/A

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GMO U.S. Treasury Fund	GMO Special Situations Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

	GMO Strategic Fixed Income Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Asset Allocation Bond Fund	Mac & Co. FBO Verizon, Bell Atlantic Master Trust PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	PA	N/A

GMO U.S. Equity Allocation Fund	The Board of Trustees of The University of Illinois 209 Henry Administration Building 506 South Wright Street Urbana, IL 61801	N/A	N/A

GMO Strategic Opportunities Allocation Fund	South Carolina Retirement System 202 Arbor Lake Drive Columbia, SC 29223	SC	N/A

GMO Benchmark-Free Allocation Fund	Wells Fargo Funds Management FBO Wells Fargo Advantage Absolute Return Fund 525 Market Street, 12th Floor San Francisco, CA 94105	CA	N/A

GMO Alpha Only Fund	Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	DE	N/A

	GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

*	International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, have not yet offered any shares for sale as of this date.

The above shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.

Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition

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under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

As of June 7, 2012, greater than 10% of the following Funds’ shares were held by accounts for which the Manager has investment discretion: Quality Fund, International Core Equity Fund, Emerging Markets Fund, Core Plus Bond Fund, International Bond Fund, Emerging Country Debt Fund, and International Equity Allocation Fund . As of June 7, 2012, a significant portion of the following Funds’ shares were held by accounts for which the Manager has investment discretion: U.S. Core Equity Fund, Real Estate Fund, International Intrinsic Value Fund, Global Bond Fund, and Short Duration Investment Fund. As of June 7, 2012, substantially all of the following Funds’ shares were held by accounts for which the Manager has investment discretion: U.S. Small/Mid Cap Fund, International Growth Equity, Taiwan Fund, Flexible Equities Fund, Currency Hedged International Equity Fund, Domestic Bond Fund, Strategic Fixed Income Fund, Currency Hedged International Bond Fund, Short Duration Collateral Fund, U.S. Treasury Fund, Asset Allocation Bond Fund, Strategic Opportunities Allocation Fund, and Alpha Only Fund. .

MULTIPLE CLASSES AND MINIMUM INVESTMENTS

The Manager makes all decisions relating to aggregation of accounts for purposes of determining eligibility for a Fund or the various classes of shares offered by a Fund, as the case may be. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, the Manager considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is the same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and/or the relationship can be serviced from a single geographic location.

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VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.

Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

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SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

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BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class II Shares of the GMO Emerging Domestic Opportunities of June 4, 2012:

Name and Address	% Ownership
Conrad N. Hilton Foundation 100 West Liberty Street, Suite 840 Reno, NV 89501	29.9

University of Colorado Foundation 4740 Walnut Street Boulder, CO 80301	11.6

TWM International Equities 2006, LP 5500 Preston Road, Suite 250 Dallas, TX 75205	10.5

Argo Investment Fund Sicav-FIS (Multi-Assets Sub-Fund) 412 F - Route D'esch L-2086 Luxembourg	6.2

Northern Trust as Custodian FBO Andell Investments LLC P.O. Box 92956 Chicago, IL 60675	6.0

Agility Global Equities Master Fund L.P. Perella Weinberg Partners 767 Fifth Avenue New York, NY 10153	5.8

BF Global LP 199 Fremont Street, 22nd Floor San Francisco, CA 94105	5.8

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The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class IV Shares of the GMO Emerging Domestic Opportunities of June 4, 2012:

Name and Address	% Ownership
The Ford Foundation 320 East 43rd Street New York, NY 10017	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class VI Shares of the GMO Emerging Domestic Opportunities of June 4, 2012:

Name and Address	% Ownership
State Street Australia Limited ACF Sunsuper Superannuation Fund Level 14, 420 George Street Sydney NSW 2000 Australia	46.9

Partners Healthcare System Inc. Pooled Investment Accounts - Long Term Pool #2 101 Merrimac Street, Treasury – 4th Floor Boston, MA 02114	28.7

Partners Healthcare System Inc. Master Trust For ERISA Assets 101 Merrimac Street, Treasury, 4th Floor Boston, MA 02114	18.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class III Shares of the GMO Global Focused Equity Fund of June 4, 2012:

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Name and Address	% Ownership
R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	32.7

Benjamin L. Inker 776 Boylston Street Boston, MA 02199	31.1

Domenic M. Esposito 15 Longmeadow Drive Westwood, MA 02090	14.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Real Estate Fund as of June 4, 2012:

Name and Address	% Ownership
Mac & Co. FBO Princeton PO Box 534005 Pittsburgh, PA 15253	75.1

Batterymarch Trust II – Investments in GMO Funds 63 Samoset Street S. Weymouth, MA 02190	20.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Intrinsic Value Fund as of June 4, 2012:

Name and Address	% Ownership
SEI Private Trust Company FBO M&T Bank One Freedom Valley Drive Oaks, PA 19456	10.8

156

Name and Address	% Ownership
Bank of New York as Trustee for Hilton Hotels Corporation 111 Sanders Creek Parkway Client Services – 2nd Floor East Syracuse, NY 13057	10.5

Mt. Cuba Center, Inc. 100 West 10th Street, Suite 1109 Wilmington, DE 19801	10.4

Sisters of the Holy Cross Inc. 313 Bertrand Hall Saint Marys Notre Dame, IN 46556	10.1

Canadian Blood Services Defined Benefit Pension Plan Board of Trustees 1800 Alta Vista Drive Ottawa, ON K1G 4J5	9.5

St. Olaf College 1520 St. Olaf Avenue Northfield, MN 55057	7.7

Sisters of Mercy of North Carolina Foundation Inc. 2115 Rexford Road, Suite 314 Charlotte, NC 28211	6.2

The Rector Church Warden & Vestrymen of Trinity Church 74 Trinity Place, 22nd Floor New York, NY 10006	5.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Intrinsic Value Fund as of June 4, 2012:

Name and Address	% Ownership
Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	9.5

157

Name and Address	% Ownership
State Street Bank & Trust Custody Goldman Sachs & Co Profit Sharing Trust State Street Bank and Trust 30 Hudson St, 34th Floor Jersey City, NJ 07302	9.2

Fidelity Management Trust Company as Trustee FBO The Air Products And Chemicals Inc Salaried and Hourly Defined Benefit Plans Trust 82 Devonshire Street 27M Boston, MA 02109	6.1

Milwaukee County Employees Retirement System C/O Mellon Trust 135 Santilli Highway Everett, MA 02149	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Intrinsic Value Fund as of June 4, 2012:

Name and Address	% Ownership
GMO Currency Hedged International Equity Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	28.4

GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	14.6

GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.9

GMO International Opportunities Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.6

158

Name and Address	% Ownership
GMO Strategic Opportunities Allocation Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	6.6

Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	6.6

GMO World Opportunities Equity Allocation Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	5.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Alpha Only Fund as of June 4, 2012:

Name and Address	% Ownership
Emerson Electric Company Retirement Master Trust 8000 W Florissant Avenue PO Box 4100 Saint Louis, MO 63136	24.4

Maximilian E & Marion O Hoffman Foundation 970 Farmington Avenue, Suite 203 West Hartford, CT 06107	20.9

Hollins University Corporation 8036 Quandrangle Lane PO Box 9658 Roanoke, VA 24020	11.6

Northern Trust Company as Custodian for the William and Mary Investment Trust PO Box 92956 Chicago, IL 60675	11.3

159

Name and Address	% Ownership
Stupski Foundation 101 2nd Street, Suite 1100 San Francisco, CA 94105	7.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Alpha Only Fund as of June 4, 2012:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	34.9

GMO Benchmark-Free Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	28.6

GMO Global Asset Allocation Fund GMO LLC 40 Rowes Wharf Boston, MA 02110	24.6

GMO Benchmark-Free Allocation Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 4, 2012:

Name and Address	% Ownership
The American University in Cairo 420 Fifth Avenue, 3rd Floor New York, NY 10018	11.6

160

Name and Address	% Ownership
Northern Trust As Custodian FBO Annenberg Foundation PO Box 92956 Chicago, IL 60675	10.1

Mac & Co. FBO Texas Children’s Hospital Cash Balance PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	8.6

Keybank NA FBO LL Bean Inc. Pension Plan PO Box 94872 Cleveland, OH 44101	7.7

Michael D Eisner & Jane B Eisner 283 Bel Air Road Los Angeles, CA 90077	5.4

SEI Private Trust C/O Union Bank One Freedom Valley Drive Oaks, PA 19456	5.2

SEI Private Trust C/O SunTrust One Freedom Valley Drive Oaks, PA 19456	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 4, 2012:

Name and Address	% Ownership
Fidelity Management Trust Company as Trustee for the Sprint Nextel 401k Plan 82 Devonshire Street Boston, MA 02109	16.4

161

Name and Address	% Ownership
Baylor College of Medicine One Baylor Plaza Houston, TX 77030	14.4

Wells Fargo Bank NA FBO University of Iowa PO Box 1533 Minneapolis, MN 55479	12.4

Carey & Co. C/O Huntington Trust Co. 7 Eatson Oval Columbus, OH 43219	8.8

The Trustees Of Princeton University PO Box 35 Princeton, NJ 08544	8.7

The Trustees Of Boston College 129 Lake 5th Floor 140 Commonwealth Avenue Chestnut Hill, MA 02467	8.2

The Juilliard School 60 Lincoln Center Plaza New York, NY 10023	8.0

JPMorgan Chase as Trustee FBO Ropes & Gray LLP Retirement Savings 11500 Outlook Street Overland Park, KS 66211	5.7

Loyola University of Chicago 820 N. Michigan Ave, Suite 700 Chicago, IL 60611	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 4, 2012:

162

Name and Address	% Ownership
Nebraska Investment Council 941 “O” Street, Suite 500 Lincoln, NE 68508	73.3

The Glenmede Trust Company as Trustee of the PEW Memorial Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	13.3

State Street Bank & Trust Company FBO Pinnacle West Capital Corporation – Other Retirement Employee Benefit Trust 2 Avenue De Lafayette Boston, MA 02111	5.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Small Companies Fund as of June 4, 2012:

Name and Address	% Ownership
Caisse de Retraite D’Hydro Quebec 75 Rene-Levesque Boulevard West, 5th Floor Montreal, Quebec, H2Z 1A4 Canada	23.8

Merck & Co. Inc. Master Retirement Trust C/O WS 3AF-05 One Merck Drive Whitehouse Station, NJ 08889	22.5

New Hampshire Retirement System 54 Regional Drive Concord, NH 03301	18.8

San Diego City Employees’ Retirement System 401 A Street, Suite 400 San Diego, CA 92101	17.6

163

Name and Address	% Ownership
Mac & Co. PO Box 3198 525 William Penn Place Pittsburgh, PA15230	6.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Small Companies Fund as of June 4, 2012:

Name and Address	% Ownership
The Glenmede Trust Company as Trustee of the Pew Memorial Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	65.4

The Glenmede Trust Company as Trustee of the J. Howard PEW Freedom Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	13.5

The Glenmede Trust Company as Trustee of the Mabel PEW Myrin Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	8.3

The Glenmede Trust Company as Trustee of the J.N. Pew Jr. Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 4, 2012:

Name and Address	% Ownership
Utah State Retirement Investment Fund 540 East 200 South Salt Lake City, UT 84102	22.4

164

Name and Address	% Ownership
Milwaukee County Employees Retirement System C/O Mellon Trust 135 Santilli Highway Everett, MA 02149	18.0

Anne Arundel County Retirement & Pension Systems/Anne Arundel County Maryland 44 Calvert Street Annapolis, MD 21401	12.5

Meadwestvaco Corporation Master Retirement Trust 299 Park Avenue New York, NY 10171	8.9

State University Of Iowa Foundation PO Box 4550 One West Park Road Iowa City, IA 52244	5.6

The Northern Trust as Trustee FBO Snap-on Tools Collective Investment Trust P.O. Box 92956 Chicago, IL 60675	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 4, 2012:

Name and Address	% Ownership
The J. Paul Getty Trust 1200 Getty Center Drive, Suite 400 Los Angeles, CA 90049	9.7

Northern Trust As Trustee FBO Century Link P.O. Box 92956 Chicago, IL 60675	7.7

The William And Flora Hewlett Foundation 2121 Sand Hill Road Menlo Park, CA 94025	5.8

165

Investure Emerging Markets Fund, LP 126 Garrett Street, Suite J Charlottesville, VA 22902	5.5

Doris Duke Foundation 650 Fifth Avenue 19th Floor New York, NY 10019	5.4

Mac & Co. FBO Hewlett Packard PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	5.1

BASF Corporation 100 Campus Drive Florham Park, NJ 07932	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 4, 2012:

Name and Address	% Ownership
Leland Stanford Junior University II-AA Stanford Management Company 635 Knight Way Stanford, CA 94305	14.2

The Regents of The University of California 1111 Broadway Suite 1400 Oakland, CA 94607	10.9

Missouri State Employees Retirement System 907 Wildwood Drive PO Box 209 Jefferson City, MO 65102	10.9

The Washington University 7425 Forsyth Boulevard Campus Box 1047 St Louis, MO 63105	10.1

166

Name and Address	% Ownership
SEI Private Trust C/O Harris Bank FBO Searle Family One Freedom Valley Drive Oaks, PA 19456	8.5

State Street Bank & Trust Co. as Trustee for th J.C. Penney Corp Pension Plan Trust Lafayette Corporate Center 2 Avenue De Lafayette, LCC2J Boston, MA 02111	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of the Emerging Markets Fund as of June 4, 2012:

Name and Address	% Ownership
Strategic Advisors Emerging Markets 82 Devonshire Street Boston, MA 02111	27.8

International Paper Retirement Plans Master Trust 400 Atlantic Street Stamford, CT 06921	22.6

Ontario Power Generation Inc. 700 University Avenue 18th Floor Treasury Toronto, Ontario, M5G 1X6 Canada	14.1

The Northern Trust Company as Trustee FBO Mayo Foundation PO Box 92956 Chicago, IL 60675	12.0

Ontario Power Generation Inc. 700 University Avenue 18th Floor Treasury Toronto, Ontario, M5G 1X6 Canada	10.9

167

Name and Address	% Ownership
RBS Americas Pension Plan 910 Douglas Pike, RSD115 Smithfield, RI 02917	6.9

The Northern Trust Company as Trustee FBO Mayo Foundation PO Box 92956 Chicago, IL 60675	5.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Emerging Markets Fund as of June 4, 2011:

Name and Address	% Ownership
Virginia Retirement System PO Box 2500 Richmond, VA 23218	19.5

Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	13.2

Washington State Investment Board PO Box 40916 2100 Evergreen Park Drive SW Olympia, WA 98504	10.8

State Street Bank and Trust as Trustee for the Northrop Grumman Pension Master Trust Lafayette Corporate Center 2 Avenue de Lafayette Boston, MA 02111	7.4

GMO Benchmark-Free Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	7.1

168

Name and Address	% Ownership
GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.4

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.4

GMO Emerging Markets Trust Level 12, 1 Alfred Street Sydney, NSW 2000 Australia	5.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Countries Fund as of June 4, 2012:

Name and Address	% Ownership
Trust Company of Illinois 1901 Butterfield Road, Suite 1000 Downers Grove, IL 60515	41.5

Wells Fargo Bank NA FBO NPPD Emerging Markets Fund PO Box 1533 733 Marquette Avenue Minneapolis, MN 55480	13.0

Mac & Co. PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	10.4

Amelia Peabody Foundation One Hollis Street, Suite 215 Wellesley, MA 02482	6.2

169

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June 4, 2012:

Name and Address	% Ownership
Northern Trust Company as Custodia FBO the Cheyne Walk Trust PO Box 92956 Chicago, IL 60675	11.9

Hugheson Limited BNY Mellon Trust, Suite 4206 Canella Ct 38 Market Street, PO BOX 766 Camana Bay, Grand Cayman	9.5

The Northern Trust FBO Mars Benefit Trust PO Box 92956 Chicago, IL 60675	9.3

Jeffrey LLC C/O The Jeffrey Company 88 East Broad Street - 1400 Columbus, OH 43215	6.2

Northern Trust Company as Custodian FBO Offield Investment LLC PO Box 92956 Chicago, IL 60675	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Teachers Retirement System of the City of New York 55 Water Street 16th Floor New York, NY 10041	84.2

170

Name and Address	% Ownership
Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	9.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Domestic Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	64.2

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	26.3

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Core Plus Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Kansas City, Missouri Employees’ Retirement System City Hall, 414 E. 12th Street, 12th Floor Kansas City, MO 64106	97.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Core Plus Bond Fund as of June 4, 2012:

171

Name and Address	% Ownership
The Northern Trust Company as Trustee FBO Mayo Foundation PO Box 92956 Chicago, IL 60675	42.9

Teachers’ Retirement System of The City of New York 55 Water Street, 16th Floor New York, NY 10041	27.9

The Northern Trust Company As Trustee FBO Mayo Foundation PO Box 92956 Chicago, IL 60675	23.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 4, 2012:

Name and Address	% Ownership
University Of Southern California 851 Downey Way Los Angeles, CA 90089	49.0

Wells Fargo Bank NA FBO University of Arizona 733 Marquette Avenue, 5th Floor PO Box 1533 Minneapolis, MN 55480	19.0

Mars Pension Trustees Ltd. Discretionary Mandate 30 Dundee Road Slough, Berkshire, SL14LG United Kingdom	9.7

Veba Partnership N LP One Verizon Way Basking Ridge, NJ 07920	5.1

172

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Mars Pension Trustees Ltd. Discretionary Mandate 3D Dundee Road Slough, Berkshire, SL14LG United Kingdom	35.4

General Retirement System of The City of Detroit 908 Coleman A. Young Municipal Center Detroit, MI 48226	11.9

The Retirement Trust Fund of Lifeway Christian Resources of the Southern Baptist Convention One Lifeway Plaza Nashville, TN 37234	10.4

Stitching MasterFoods Pensioenfond – Discretionary Mandate Taylorweg 5 5466 AE Veghel The Netherlands	8.8

Mac & Co. Silicon Valley PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	8.6

Northern Trust as Trustee FBO Energen PO Box 92956 Chicago, IL 60675	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 4, 2012:

173

Name and Address	% Ownership
JP Morgan Nominees Australia Limited FBO ACF Funds SA Level 3 63 Pirie Street Adelaide, SA 5000 Australia	24.8

Lombard Odier Darier Hentsch & CIE/MBS Capital FBO CIEPP Rue De la Corraterie 11 1204 Geneve Switzerland	15.5

University of Southern California 851 Downey Way Los Angeles, CA 90089	10.9

Sprint Corporate Master Trust 6200 Sprint Parkway Overland Park, KS 66251	6.1

The William T. Grant Foundation 570 Lexington Avenue 18th Floor New York, NY 10022	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 4, 2012:

Name and Address	% Ownership
San Francisco City & County Retirement System 30 Van Ness Avenue, Suite 3000 San Francisco, CA 94102	26.8

Northern Trust as Trustee FBO Centurylink, Defined Benefit Master Trust PO Box 92956 Chicago, IL 60675	11.0

174

Name and Address	% Ownership
CIBC Mellon Trust Company as Trustee of the CN Canadian Master Trust Fund 320 Bay Street, Ground Floor Toronto, Ontario Canada	10.8

Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	8.7

Praxair Pension Plan 39 Old Ridebury Road Danbury, CT 06810	8.5

GMO Strategic Fixed Income Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.2

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Duration Investment Fund as of June 4, 2011:

Name and Address	% Ownership
GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	53.7

Holstein Association USA Inc. 1 Holstein Place PO Box 808 Brattleboro, VT 05302	18.6

175

Name and Address	% Ownership
Sam Wilderman & Beatrice Wilderman Joint Tenancy 98 Clinton Road Brookline, MA 02445	10.5

Holstein Association USA Inc. Pension Plan 1 Holstein Place PO Box 808 Brattleboro, VT 05302	5.6

R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Plus Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Mayo Foundation Retirement Trust 200 First Street SW Rochester, MN 55905	82.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Inflation Indexed Plus Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Veba Partnership N LP One Verizon Way Basking Ridge, NJ 07920	59.3

State Street Bank & Trust Co. as Custodian FBO SEP IRA 40 Rowes Wharf Boston, MA 02110	9.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Equity Fund as of June 4, 2012:

176

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	24.9

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	23.6

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	12.5

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.9

GMO Global Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.4

GMO World Opportunities Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	14.0

177

Name and Address	% Ownership
Mac & Co. FBO Government of Nashville & Davidson County PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	8.1

The Savannah River Nuclear Solutions LLC Multiple Employer Pension Plan Aiken, SC 29808	7.6

Saskatchewan Telecommunications Pension Plan 2121 Saskatchewan Drive, 6th Floor Regina, Saskatchewan, S4P 3Y2 Canada	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the GMO International Intrinsic Value Extended Markets as of June 4, 2012:

Name and Address	% Ownership
Contra Costa County Employees Retirement Association 1355 Willow Way, Suite 221 Concord, CA 94520	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Benchmark-Free Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
Transit Employees' Retirement Plan 600 Fifth Street, N.W. Washington, DC 20001	29.7

Arjun & Diana Divecha Revocable Trust 161 Bret Harte Road Berkeley, CA 94708	11.5

178

Name and Address	% Ownership
American Savings Foundation, Inc. 185 Main Street New Britain, CT 06051	9.3

Kingsley Durant PO Box 949 128 Emmons Road Monument Beach, MA 02553	7.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class MF Shares of the GMO Benchmark-Free Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
Wells Fargo Funds Management FBO Wells Fargo Advantage Absolute Return FD San Francisco, CA 94105	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Resources Fund as of June 4, 2012:

Name and Address	% Ownership
R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	61.9

Thomas R Hancock 99 Clark Street Belmont, MA 02478	23.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Quality Fund as of June 4, 2012:

179

Name and Address	% Ownership
Harvard Management Private Equity C/O Harvard Management Company, Inc. 600 Atlantic Avenue Boston, MA 02210	7.7

JPM Chase Bank NA as Custodian for Salient Partners 14201 N. Dallas Parkway, 2nd Floor Dallas, TX 75254	7.4

JP Morgan Chase as Directed Trustee for The News Corporation Master Trust 1 Chase Manhattan Plaza 19th Floor New York, NY 10005	6.8

Mac & Co. FBO 2006 Barron Hilton Trust PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	6.4

Mac & Co. FBO 2006 Barron Hilton Trust PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	6.4

SEI Private Trust C/O Harris Bank FBO Searle Family One Freedom Valley Drive Oak, PA 19456	6.2

Daniels Fund 101 Monroe St Denver, CO 80206	5.3

Stichting Pensioenfonds Atos Origin Papendorpseweg 93 3528 BJ Utrecht Netherlands	5.3

180

Name and Address	% Ownership
Municipal Fire & Police Retirement System Of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	5.2

Lauer & Co. as Nominee for Glenmede Trust PO Box 58997 Philadelphia, PA 19102	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of the Quality Fund as of June 4, 2012:

Name and Address	% Ownership
Chase Nominees Limited PO Box 18171 London Wall, London United Kingdom	24.7

Alcoa Master Retirement Plans Trust 201 Isabella Street Pittsburgh, PA 15212	23.2

Teachers’ Retirement System of the City of New York 55 Water Street, 16th Floor New York, NY 10041	23.0

Pictet & Cie FBO Djursholm Investments 60 Route Des Acacias 1211 Geneva 73 Switzerland	7.0

Screen Actors Guild Producers Pension Plan 3601 West Olive Avenue 2nd Floor Burbank, CA 91505	5.5

181

Name and Address	% Ownership
Pictet & Cie FBO Ingelstorp Investments 60 Route Des Acacias 1211 Geneva 73 Switzerland	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Quality Fund as of June 4, 2012:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor - Fund Administration 200 Berkeley Street Boston, MA 02116	20.2

GMO Global Asset Allocation Fund GMO LLC 40 Rowes Wharf Boston, MA 02110	10.3

GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	9.5

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	7.7

GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	7.7

GMO Global Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	7.4

182

Name and Address	% Ownership
Intel Corporation Retirement Plans Master Trust Intel Corporation 2200 Mission College Blvd. Santa Clara, CA 95054	6.0

GMO World Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Equity Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
The Board of Trustees of the University of Illinois 247 Henry Administration Building 506 South Wright Street Urbana, IL 61801	53.3

Regime De Retraite Des Employees ET Employes De La Ville De Sherbrooke 145 Wellington Nord Sherbrooke, Quebec Canada	11.2

University Of Hartford – Domestic 200 Bloomfield Avenue West Hartford, CT 06117	10.2

Wells Fargo Bank NA FBO IMC Nurses PO Box 1533 Minneapolis, MN 55480	10.1

UNC Wilmington 601 South College Road Wilmington, NC 28403	5.9

183

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Developed World Stock Fund as of June 4, 2012:

Name and Address	% Ownership
Irving Oil Limited Master Trust 10 Sydney Street PO Box 1421 Saint John, New Brunswick Canada	37.0

DOW Services Trustees UK Limited Diamond House, Lotus Park, Kingsbury Crescent Staines, TW18 3AG United Kingdom	32.8

Sisters of St. Joseph of Peace St. Joseph Province Shalom Center 399 Hudson Terrance Englewood Cliffs, NJ 07632	10.1

Pension Plan for Clergy and Lay Workers of the Evangelical Lutheran Church in Canada Member Accumulation Account 302-393 Portage Avenue Winnipeg Manitoba Canada	8.5

Lombard Odier Darier Hentsch & Cie Sub Account Previcab 11, Rue De La Corraterie Case Postale, 1211 Geneve 11	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Developed World Stock Fund as of June 4, 2012:

Name and Address	% Ownership
The Dow Retirement Group Trust Dorinco Building, Suite 100 1320 Waldo Avenue Midland, MI 48642	99.9

184

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Strategic Opportunities Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
South Carolina Retirement System 202 Arbor Lake Drive Columbia, SC 29223	27.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Core Equity Fund as of June 4, 2012:

Name and Address	% Ownership
Corning Retirement Master Trust Director Investment Services C/O Corning Inc. One Riverfront Plaza Corning, NY 14831	14.8

Fidelity Investments Institutional Operations Company as Agent for Certain Employee Benefit Plans 100 Magellan Way Covington, KY 41015	13.4

Council For World Mission Ipalo House 32-34 Great Peter Street London United Kingdom	5.7

The Raymond and Gertrude R. Saltzman Foundation Executive Mews 1930 East Marlton Pike Suite N-71 Cherry Hill, NJ 08003	5.7

Princeton Area Community Foundation 15 Princess Road Lawrenceville, NJ 08648	5.6

Ventura County Employees Retirement 1190 S. Victoria Avenue, Suite 200 Ventura, CA 93003	5.4

185

Northern Trust Custodian FBO Norton PO Box 92956 801 S. Canal Chicago, IL 60675	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Equity Fund as of June 4, 2012:

Name and Address	% Ownership
Teachers’ Retirement System of the City of New York 55 Water Street 16th Floor New York, NY 10041	78.9

Screen Actors Guild Producers Pension Plan 3601 West Olive Avenue 2nd Floor Burbank, CA 91505	21.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the U.S. Core Equity Fund as of June 4, 2012:

Name and Address	% Ownership
The National Rural Electric Cooperative Association 4301 Wilson Boulevard Arlington, VA 22203	35.1

GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	32.7

State Street Bank and Trust Company as Trustee for the Northrop Grumman Corporation Pension Master Trust 2 Avenue De Lafayette Boston, MA 02111	9.8

186

GMO World Opportunities Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	9.2

GMO Global Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	7.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Small Mid Cap Fund as of June 4, 2012:

Name and Address	% Ownership
Mac & Co. FBO Princeton PO Box 534005 Pittsburgh, PA 15253	24.1

Surdna Foundation Inc. Global AA 330 Madison Ave. 30th Floor New York, NY 10017	23.2

World Wildlife Fund Inc. 1250 24th Street NW Washington, DC 20037	22.7

GMO U.S. Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	17.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Growth Fund as of June 4, 2012:

Name and Address	% Ownership
Quality Vision International Inc. 850 Hudson Ave. Rochester, NY 14621	79.4

187

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Intrinsic Value Fund as of June 4, 2012:

Name and Address	% Ownership
Hopke Partnership 7422 Hampden Lane Bethesda, MD 20814	98.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Core Equity Fund as of June 4, 2012:

Name and Address	% Ownership
Minnesota Mutual Life Insurance Company C/O Securian Financial Group 400 Robert Street North St. Paul, MN 55101	18.5

Patterson and Co. FBO American Express 1525 West WT Harris Boulevard Charlotte, NC 28288	16.0

The Paul Hamlyn Foundation London, WC1X9HY United Kingdom	13.8

Pace Industry Union – Management Pension Fund 3320 Perimeter Hill Drive Nashville, TN 37211	10.9

State Street Bank & Trust Co. as Trustee of Invensys Master Retirement Trust 100 Plaza One Jersey City, NJ 07311	9.0

The Hershey Foods Corporation Master Retirement Trust 100 Crystal A Drive Hershey, PA 17033	6.7

188

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Core Equity Fund as of June 4, 2012:

Name and Address	% Ownership
Wells Fargo Bank, NA FBO WFC CBP PO Box 1533 Minneapolis, MN 55480	19.0

BB&T Corporation Pension Plan 223 W Nash Street 3rd Floor Wilson, NC 27893	18.2

UMWA 1974 Pension Trust 2121 K Street NW, Suite 350 Washington, DC 20037	16.8

Mac & Co. FBO Siemens Corp PO Box 3198, 525 William Penn Place Pittsburgh, PA 15230	15.4

Praxair Pension Plan 39 Old Ridebury Road Danbury, CT 06810	12.8

Mac & Co. FBO Siemens Corporation PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	8.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the International Core Equity Fund as of June 4, 2012:

189

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	36.9

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	18.2

GMO Global Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	16.3

Northern Trust as Trustee FBO Exelon Corporation Pension Master Retirement Trust PO Box 92956 Chicago, IL 60675	14.9

State Street Bank and Trust Company as Trustee for the Northrop Grumman Corporation Pension Master Trust 2 Avenue De Lafayette Boston, MA 02111	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Strategic Fixed Income Fund as of June 4, 2012:

Name and Address	% Ownership
Stichting Pensioenfonds Atos Origin PAPENDORPSEWEG 93 3528 BJ Utrecht Netherlands	53.5

Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	16.9

190

Maximilian E. & Marion O. Hoffman Foundation 970 Farmington Ave, Suite 203 West Hartford, CT 06107	7.0

Northern Trust Company as Custodian for the William & Mary Investment Trust PO Box 92956 Chicago, IL 60675	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Strategic Fixed Income Fund as of June 4, 2012:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor Fund Administration, 200 Berkeley Street Boston, MA 02116	52.2

GMO Global Balanced Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	15.0

GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	14.8

GMO Strategic Opportunities Allocation Fund C/O GMO 40 Rowes Wharf Boston, MA 02110	7.0

Mac & Co. FBO Bell Atlantic Master Trust Verizon SFIF PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	5.5

191

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Growth Equity Fund as of June 4, 2012:

Name and Address	% Ownership
Mellon Trust of New England NA as Trustee FBO Ameren Master Retirement Trust 135 Santilli Highway Everett, MA 02149	10.0

The Oregon Community Foundation 1221 SW Yamhill #100 Portland, OR 97205	7.9

Mac & Co. P.O. Box 3198 525 William Penn Place Pittsburgh, PA 15230	7.3

The Trustees Of Boston College 129 Lake 5th Floor 140 Commonwealth Avenue Chestnut Hill, MA 02467	6.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Growth Equity Fund as of June 4, 2012:

Name and Address	% Ownership
GMO Currency Hedged International Equity Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	35.9

GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	18.4

192

GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	14.5

GMO International Opportunities Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	12.1

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.7

GMO World Opportunities Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of International Opportunities Equity Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
Mac & Co. FBO Lehigh Valley Hospital – Non Pension Trust PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	15.8

Mac & Co. FBO Lehigh Valley Hospital – Pension PO Box 3198, 525 William Penn Place Pittsburgh, PA 15230	12.8

McMaster University Master Trust 1280 Main Street W Hamilton, Ontario Canada	11.6

193

Wells Fargo Bank NA as Custodian for the Farm Credit Fund Retirement Group 608 2nd Avenue South Street Minneapolis, MN 55479	6.6

Wells Fargo Bank NA FBO Gerdau Ameristeel Master Trust PO Box 1533 Minneapolis, MN 55480	6.5

Horizon Healthcare Services Inc. D/B/A Horizon BCBS of New Jersey Management Employees Retirement Fund 3 Penn Plaza East Newark, NJ 07105	6.2

Merced County Employees’ Retirement Association (MCERA) 3199 M Street Merced, CA 95348	5.4

PCS Administration (USA), Inc. Master Trust 1101 Skokie Boulevard, Suite 400 Northbrook, IL 60062	5.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of Global Equity Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
Navy Federal Credit Union Employees’ Retirement Plan Navy Federal Credit Union 820 Follin Lane Vienna, VA 22180	9.4

National Retirement Trust of the Blue Cross Blue Shield Association 225 North Michigan Avenue Dept. Chicago, IL 60601	8.7

San Diego City Employees’ Retirement System 401 West A Street, Suite 400 San Diego, CA 92101	7.2

194

Zurich American Insurance Company Master Retirement Trust 1400 American Lane Schaumburg, IL 60196	6.2

Fidelity Management Trust Company as Trustee for Chevron Phillips Chemical, LP 82 Devonshire Street Boston, MA 02109	6.1

Trustees of the Cope 378/ ICBC Pension Plan 151 West Esplanade Avenue North Vancouver Canada	5.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short Duration Collateral Share Fund as of June 4, 2012:

Name and Address	% Ownership
Thomas F. Cooper 16 Garland Road Lincoln, MA 01773	45.9

William L. Nemerever 535 Hammond Street Chestnut Hill, MA 02467	32.1

R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	12.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S Treasury Fund as of June 4, 2012:

Name and Address	% Ownership
GMO Strategic Fixed Income Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	32.8

195

GMO Special Situations Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	29.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Opportunity Equity Allocation Fund as of June 4, 2012:

Name and Address	% Ownership
Stichting Bedrgfstakpensioenfonds Voor de Zoetwaren Industrie Molenwerf 2-8 1014AG Amsterdam The Netherlands	13.4

Orange Country Employees Retirement System 2223 Wellington Avenue Santa Ana, CA 92701	11.3

JP Morgan as Directed Trustee FBO Ernst & Young Defined Benefit Retirement Plan Trust C/O JP Morgan 4 New York Plaza New York, NY 1004	10.4

Motion Picture Industry Individual Account Plan Motion Picture Industry Pension & Health 11365 Ventura Boulevard Studio City, CA 91604	7.4

Grand Lodge of California and Masonic Related Entities 1111 California Street San Francisco, CA 94108	6.4

Virginia Hospital Center Arlington Health System 1701 N. George Mason Drive Arlington, VA 22205	5.3

196

Vancouver Foundation Ste 1200, 555 W Hastings Street. PO Box 12132 Harbour Centre, Vancouver Canada	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Teachers’ Retirement System of The City New York 55 Water Street ,16th Floor New York, NY 10041	93.5

SEI Private Trust Co. C/O Mellon Bank FBO: Yale Trust 10114350100 One Freedom Valley Drive Oaks, PA 19456	6.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asset Allocation Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Teachers’ Retirement System of The City New York 55 Water Street ,16th Floor New York, NY 10041	54.1

Emerson Electric Co. Retirement Master Fund 8000 W. Florissant Avenue PO Box 4100 Saint Louis, MO 63136	36.0

Stichting Pensioenfonds Atos Origin PAPENDORPSEWEG 93 3528 BJ Utrecht Netherlands	9.8

197

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of the Asset Allocation Bond Fund as of June 4, 2012:

Name and Address	% Ownership
Mac & Co. FBO Verizon, Bell Atlantic Master Trust PO Box 3198 525 William Penn Place Pittsburgh, PA 15230	46.5

GMO Global Asset Allocation Fund GMO LLC 40 Rowes Wharf Boston, MA 02110	35.4

Veba Partnership N LP One Verizon Way Basking Ridge, NJ 07920	17.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of Taiwan Fund as of June 4, 2012:

Name and Address	% Ownership
Pension Reserves Investment Trust 84 State Street, Suite 250 Boston, MA 02109	67.4

State of Connecticut Retirement Plans and Trust Funds 55 Elm Street Hartford, CT 06106	32.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class III Shares of Short-Duration Collateral Fund of June 4, 2012:

198

Name and Address	% Ownership
GMO Strategic Fixed Income Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	53.9

GMO Domestic Bond Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	23.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class III Shares of Flexible Equities Fund of June 4, 2012:

Name and Address	% Ownership
Municipal Fire and Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	12.8

Stichting Pensioenfonds Atos Origin PAPENDORPSEWEG 93 3528 BJ Utrecht Netherlands	11.0

Bucknell University 121 Marts Hall Lewisburg, PA 17837	6.9

Ventura County Employees Retirement Association 1190 S Victoria Avenue, Suite 200 Ventura, CA 93003	5.6

Surdna Foundation Inc Global AA 330 Madison Avenue, 30th Floor New York, NY 10017	5.0

Phillips Exeter Academy 20 Main Street Exeter, NH 03833	5.0

199

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding of Class VI Shares of Flexible Equities Fund of June 4, 2012:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC 21st Floor, Fund Administration 200 Berkeley Street Boston, MA 02116	23.5

GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	20.1

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	11.5

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.7

OTHER MATTERS

Indian regulators have alleged that in 2002, Emerging Markets Fund violated certain conditions under which it was granted permission to operate in India and have restricted Emerging Markets Fund’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of Emerging Markets Fund, a portion of the assets are not permitted to be withdrawn from the Fund’s local custodial account located in India. The amount of restricted assets is small relative to the size of the Fund, representing approximately 0.1% of the Fund’s total assets as of May 31, 2012. The effect of this claim on the value of the restricted assets, and all matters relating to the Fund’s response to these allegations are subject to the supervision and control of the Trust’s Board of Trustees. Emerging Markets Fund’s costs in respect of this matter are being borne by the Fund.

In addition, certain Funds (Core Plus Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Inflation Indexed Plus Bond Fund, Emerging Country Debt Fund, Short-Duration Investment Fund, Domestic Bond Fund, Global Equity Allocation Fund, and Emerging Markets Fund) (collectively, the “NPF Funds”) have indirect

200

investments in three asset-backed securities (the “NPF Securities”) issued by NPF VI, Inc. and NPF XII, Inc. (the “Issuers”) as a result of the NPF Funds’ holdings in GMO Special Purpose Holding Fund, a series of the Trust offered through a separate private placement memorandum, and/or interests in GMO SPV I, LLC, a special purpose vehicle. The Issuers are special purpose corporations organized and administered by National Premier Financial Services (“NPFS”), a subsidiary of National Century Financial Enterprises (“NCFE”). On November 1, 2002, the Issuers, together with NCFE and NPFS, voluntarily filed petitions for relief under Chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the Southern District of Ohio (“Bankruptcy Court”). In April 2004, a plan of liquidation (the “Plan”) was approved by the Bankruptcy Court with respect to NCFE, NPFS, and the Issuers. Under the Plan, GMO SPV I, LLC became eligible to receive, on account of the NPF Securities, one or more cash distributions and interests in certain trusts and/or escrows through which additional distributions subsequently may be received. GMO SPV I, LLC received an initial cash distribution and periodic additional distributions on account of the NPF Securities, the proceeds of which were distributed, less expenses, to holders of GMO SPV I, LLC, including GMO Special Purpose Holding Fund.

Furthermore, the Trust, on behalf of GMO Special Purpose Holding Fund, has joined with certain other holders of the NPF Securities in filing an action against NPFS, NCFE, and certain other parties in connection with the issuance and default of the NPF Securities. In July 2005 and April 2006, GMO Special Purpose Holding Fund entered into settlement agreements with two of the defendants in the lawsuit and GMO SPV I, LLC received cash settlements in connection therewith, which were distributed to holders of GMO SPV I, LLC, including GMO Special Purpose Holding Fund. Each NPF Fund received a proportionate amount of such cash settlements based on the size of their holdings in GMO Special Purpose Holding Fund or GMO SPV I, LLC, as applicable. The outcome of lawsuits against the remaining defendants is not predictable and any potential recoveries, as of the date of this Statement of Additional Information, have not been reflected in the net asset value of GMO Special Purpose Holding Fund. GMO Special Purpose Holding Fund’s costs in respect of these matters are being treated as “extraordinary expenses” and are being borne by that Fund. The valuation of the NPF Securities and all matters relating to the GMO Special Purpose Holding Fund’s participation in these actions are subject to the supervision and control of the Trust’s Board of Trustees.

In addition, in December 2005, Emerging Country Debt Fund entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on certain of its sovereign debt. On September 24, 2007, judgment was awarded in the Fund’s favor. Valuations of the Fund’s holdings of the applicable Argentine debt do not reflect any adjustment related to the judgment because of uncertainties associated with enforcement of the judgment. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Fund. In 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for a combination of currently performing Argentina bonds, GDP-linked securities, and cash. The eligible portion of the Fund’s judgment and other defaulted Argentine debts were tendered in the debt exchange and the Fund subsequently received the proceeds of the exchange. The valuation of the remaining portion of the Fund’s judgment and all matters relating to the defaulted Argentine securities are subject to the supervision and control of the Trust’s Board of Trustees. The Fund’s judgment represented approximately 1.7% of the net assets of Emerging Country Debt Fund as of May 31, 2012.

201

U.S. Core Equity Fund and U.S. Growth Fund are named as defendants in an amended complaint filed by a chapter 11 trustee in a New York Bankruptcy adversary proceeding in December of 2011 (the “Action”). The Action is brought by the LB Creditor Trust (the “Creditor Trust”) and arises out of a leveraged buyout transaction (“LBO”) by which the Lyondell Chemical Company converted to a privately held company, renamed LyondellBasell Industries AF S.C.A. (“LBI”), in December of 2007. The Creditor Trust alleges that certain parties to the LBO damaged LBI and ultimately forced LBI and its subsidiaries to file for bankruptcy protection in 2009. The Creditor Trust seeks recovery of funds that funds and other shareholders received in connection with the LBO based on allegations, under state law, of fraudulent conveyance. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Funds.

In February 2012, the Trust, on behalf of Emerging Country Debt Fund, filed litigation against ICAP plc and related entities (collectively, the “Broker”) in connection with the Broker’s alleged failure to deliver certain Venezuelan warrant obligations (the “Venezuelan Warrants”) owed to the Fund. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Funds. The valuation of the Venezuelan Warrants, which represented approximately 0.1% of the net assets of Emerging Country Debt Fund as of May 31, 2012, is subject to the supervision and control of the Trust’s Board of Trustees.

FINANCIAL STATEMENTS

The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 29, 2012 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference. The Funds’ Annual Reports for the fiscal year ended February 29, 2012 were filed electronically with the SEC on Form N-CSR on May 2, 2012 (Accession No. 0001193125-12-203265).

202

Appendix A

GMO TRUST

SPECIMEN PRICE MAKE-UP SHEETS

Following are computations for each Fund of the total offering price per share of each class of shares of beneficial interest of the Fund that are offered through the Prospectus and that had shares of beneficial interest outstanding as of February 29, 2012, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 29, 2012. International Intrinsic Value Extended Markets Fund commenced operations after the most recent fiscal year ended February 29, 2012 and, therefore, did not yet have any shares of beneficial interest outstanding as of such date. International Large/Mid Cap Value Fund, Asset Allocation International Small Companies Fund, and Asset Allocation International Bond Fund will commence operations on or following the date of this SAI and, therefore, do not yet have any shares of beneficial interest outstanding as of this date.

U.S. Core Equity Fund-Class III
Net Assets at Value (Equivalent to $13.06 per share based on 19,887,750 shares of beneficial interest outstanding)	$259,750,782
Offering Price	$13.06
U.S. Core Equity Fund-Class IV
Net Assets at Value (Equivalent to $13.04 per share based on 4,025,921 shares of beneficial interest outstanding)	$52,486,415
Offering Price	$13.04
U.S. Core Equity Fund-Class VI
Net Assets at Value (Equivalent to $13.02 per share based on 84,079,750 shares of beneficial interest outstanding)	$1,095,053,359
Offering Price	$13.02
Quality Fund-Class III
Net Assets at Value (Equivalent to $23.41 per share based on 279,406,507 shares of beneficial interest outstanding)	$6,539,510,075
Offering Price	$23.41
Quality Fund-Class IV
Net Assets at Value (Equivalent to $23.42 per share based on 86,906,956 shares of beneficial interest outstanding)	$2,035,597,388
Offering Price	$23.42
Quality Fund-Class V
Net Assets at Value (Equivalent to $23.42 per share based on 24,696,915 shares of beneficial interest outstanding)	$578,366,827
Offering Price	$23.42
Quality Fund-Class VI
Net Assets at Value (Equivalent to $23.41 per share based on 419,261,389 shares of beneficial interest outstanding)	$9,816,201,799
Offering Price	$23.41

Appendix A

U.S. Intrinsic Value Fund-Class III
Net Assets at Value (Equivalent to $8.25 per share based on 1,109,581 shares of beneficial interest outstanding)	9,156,873
Offering Price	$8.25
U.S. Growth Fund-Class III
Net Assets at Value (Equivalent to $20.51 per share based on 90,135 shares of beneficial interest outstanding)	$1,848,490
Offering Price	$20.51
U.S. Small/Mid Cap Fund-Class III
Net Assets at Value (Equivalent to $8.51 per share based on 1,127,713 shares of beneficial interest outstanding)	$9,597,339
Offering Price (8.51 x 100 / 99.50)*	$8.55
Real Estate Fund-Class III
Net Assets at Value (Equivalent to $8.63 per share based on 1,897,933 shares of beneficial interest outstanding)	$16,381,141
Offering Price	$8.63
International Core Equity Fund-Class III
Net Assets at Value (Equivalent to $27.50 per share based on 32,180,689 shares of beneficial interest outstanding)	$885,023,379
Offering Price	$27.50
International Core Equity Fund-Class IV
Net Assets at Value (Equivalent to $27.48 per share based on 39,255,083 shares of beneficial interest outstanding)	$1,078,912,478
Offering Price	$27.48
International Core Equity Fund-Class VI
Net Assets at Value (Equivalent to $27.46 per share based on 81,876,435 shares of beneficial interest outstanding)	$2,247,969,204
Offering Price	$27.46
International Intrinsic Value Fund-Class II
Net Assets at Value (Equivalent to $20.18 per share based on 14,491,670 shares of beneficial interest outstanding)	$292,379,070
Offering Price	$20.18
International Intrinsic Value Fund-Class III
Net Assets at Value (Equivalent to $20.39 per share based on 88,882,979 shares of beneficial interest outstanding)	$1,812,183,674
Offering Price	$20.39
International Intrinsic Value Fund-Class IV
Net Assets at Value (Equivalent to $20.37 per share based on 247,796,624 shares of beneficial interest outstanding)	$5,047,057,891
Offering Price	$20.37
International Growth Equity Fund-Class III
Net Assets at Value (Equivalent to $22.73 per share based on 17,225,187 shares of beneficial interest outstanding)	$391,497,023
Offering Price	$22.73
International Growth Equity Fund-Class IV

Appendix A

Net Assets at Value (Equivalent to $22.73 per share based on 112,364,759 shares of beneficial interest outstanding)	$2,554,065,499
Offering Price	$22.73
Developed World Stock Fund-Class III
Net Assets at Value (Equivalent to $18.35 per share based on 8,044,913 shares of beneficial interest outstanding)	$147,628,890
Offering Price (18.35 x 100 / 99.75)*	$18.40
Developed World Stock Fund-Class IV
Net Assets at Value (Equivalent to $18.36 per share based on 10,781,752 shares of beneficial interest outstanding)	$197,988,536
Offering Price (18.36 x 100 / 99.75)*	$18.41
International Small Companies Fund-Class III
Net Assets at Value (Equivalent to $7.44 per share based on 49,538,522 shares of beneficial interest outstanding)	$368,374,162
Offering Price (7.44 x 100 / 99.50)*	$7.48
Tax-Managed International Equities Fund-Class III
Net Assets at Value (Equivalent to $13.80 per share based on 36,622,811 shares of beneficial interest outstanding)	$505,282,143
Offering Price	$13.80
Foreign Fund-Class II
Net Assets at Value (Equivalent to $11.21 per share based on 23,132,482 shares of beneficial interest outstanding)	$259,269,757
Offering Price	$11.21
Foreign Fund-Class III
Net Assets at Value (Equivalent to $11.27 per share based on 35,776,141 shares of beneficial interest outstanding)	$403,156,618
Offering Price	$11.27
Foreign Fund-Class IV
Net Assets at Value (Equivalent to $11.55 per share based on 33,903,594 shares of beneficial interest outstanding)	$391,421,206
Offering Price	$11.55
Foreign Small Companies Fund-Class III
Net Assets at Value (Equivalent to $12.91 per share based on 37,408,600 shares of beneficial interest outstanding)	$483,121,969
Offering Price (12.91 x 100 / 99.50)*	$12.97
Foreign Small Companies Fund-Class IV
Net Assets at Value (Equivalent to $12.90 per share based on 5,531,146 shares of beneficial interest outstanding)	$71,373,024
Offering Price (12.90 x 100 / 99.50)*	$12.96
Global Focused Equity Fund-Class III
Net Assets at Value (Equivalent to $21.99 per share based on 210,776 shares of beneficial interest outstanding)	$4,634,093
Offering Price	$21.99

Appendix A

Emerging Markets Fund-Class II
Net Assets at Value (Equivalent to $12.10 per share based on 173,633,173 shares of beneficial interest outstanding)	$2,100,381,616
Offering Price (12.10 x 100 / 99.20)*	$12.20
Emerging Markets Fund-Class III
Net Assets at Value (Equivalent to $12.13 per share based on 110,069,749 shares of beneficial interest outstanding)	$1,334,719,796
Offering Price (12.13 x 100 / 99.20)*	$12.23
Emerging Markets Fund-Class IV
Net Assets at Value (Equivalent to $12.03 per share based on 150,944,558 shares of beneficial interest outstanding)	$1,816,284,739
Offering Price (12.03 x 100 / 99.20)*	$12.13
Emerging Markets Fund-Class V
Net Assets at Value (Equivalent to $12.01 per share based on 55,123,411 shares of beneficial interest outstanding)	$662,262,502
Offering Price (12.01 x 100 / 99.20)*	$12.11
Emerging Markets Fund-Class VI
Net Assets at Value (Equivalent to $12.04 per share based on 422,201,280 shares of beneficial interest outstanding)	$5,082,437,347
Offering Price (12.04 x 100 / 99.20)*	$12.14
Emerging Countries Fund-Class III
Net Assets at Value (Equivalent to $11.03 per share based on 14,295,611 shares of beneficial interest outstanding)	$157,637,779
Offering Price	$11.03
Emerging Domestic Opportunities Fund-Class II
Net Assets at Value (Equivalent to $21.39 per share based on 5,239,434 shares of beneficial interest outstanding)	$112,056,104
Offering Price (21.39 x 100 / 99.20)*	$21.56
Emerging Domestic Opportunities Fund-Class VI
Net Assets at Value (Equivalent to $21.41 per share based on 19,520,407 shares of beneficial interest outstanding)	$418,016,988
Offering Price (21.41 x 100 / 99.20)*	$21.58
Taiwan Fund-Class III
Net Assets at Value (Equivalent to $21.60 per share based on 3,471,075 shares of beneficial interest outstanding)	$74,971,006
Offering Price (21.60 x 100 / 99.85)*	$21.63
Flexible Equities Fund-Class III
Net Assets at Value (Equivalent to $18.88 per share based on 4,979,872 shares of beneficial interest outstanding)	$94,005,160
Offering Price	$18.88
Flexible Equities Fund-Class VI
Net Assets at Value (Equivalent to $18.90 per share based on 67,290,427 shares of beneficial interest outstanding)	$1,271,700,043
Offering Price	$18.90

Appendix A

Resources Fund-Class III
Net Assets at Value (Equivalent to $22.96 per share based on 352,829 shares of beneficial interest outstanding)	$8,100,598
Offering Price	$22.96
Currency Hedged International Equity Fund-Class III
Net Assets at Value (Equivalent to $22.03 per share based on 109,786,548 shares of beneficial interest outstanding)	$2,418,165,295
Offering Price	$22.03
Domestic Bond Fund-Class III
Net Assets at Value (Equivalent to $25.79 per share based on 2,708,119 shares of beneficial interest outstanding)	$69,834,252
Offering Price	$25.79
Domestic Bond Fund – Class VI
Net Assets at Value (Equivalent to $25.87 per share based on 10,041,055 shares of beneficial interest outstanding)	$259,723,000
Offering Price	$25.87
Core Plus Bond Fund-Class III
Net Assets at Value (Equivalent to $7.13 per share based on 6,585,754 shares of beneficial interest outstanding)	$46,923,923
Offering Price	$7.13
Core Plus Bond Fund-Class IV
Net Assets at Value (Equivalent to $7.14 per share based on 26,426,691 shares of beneficial interest outstanding)	$188,674,910
Offering Price	$7.14
International Bond Fund-Class III
Net Assets at Value (Equivalent to $6.79 per share based on 10,294,693 shares of beneficial interest outstanding)	$69,945,426
Offering Price	$6.79
Strategic Fixed Income Fund-Class III
Net Assets at Value (Equivalent to $16.40 per share based on 4,829,291 shares of beneficial interest outstanding)	$79,214,565
Offering Price (16.40 x 100 / 99.80) *	$16.43
Strategic Fixed Income Fund-Class VI
Net Assets at Value (Equivalent to $16.40 per share based on 146,701,969 shares of beneficial interest outstanding)	$2,405,821,304
Offering Price (16.40 x 100 / 99.80) *	$16.43
Currency Hedged International Bond Fund-Class III
Net Assets at Value (Equivalent to $8.35 per share based on 8,629,398 shares of beneficial interest outstanding)	$72,020,798
Offering Price	$8.35
Global Bond Fund-Class III
Net Assets at Value (Equivalent to $8.11 per share based on 20,133,084 shares of beneficial interest outstanding)	$163,213,346
Offering Price	$8.11

Appendix A

Emerging Country Debt Fund-Class III
Net Assets at Value (Equivalent to $9.59 per share based on 70,826,602 shares of beneficial interest outstanding)	$679,532,545
Offering Price (9.59 x 100 / 99.50)*	$9.64
Emerging Country Debt Fund-Class IV
Net Assets at Value (Equivalent to $9.58 per share based on 116,643,983 shares of beneficial interest outstanding)	$1,117,850,083
Offering Price (9.58 x 100 / 99.50)*	$9.63
Short-Duration Investment Fund-Class III
Net Assets at Value (Equivalent to $8.32 per share based on 670,017 shares of beneficial interest outstanding)	$5,572,369
Offering Price	$8.32
Short-Duration Collateral Fund
Net Assets at Value (Equivalent to $5.96 per share based on 194,800,601 shares of beneficial interest outstanding)	$1,161,213,465
Offering Price	$5.96
Short-Duration Collateral Share Fund-Class III
Net Assets at Value (Equivalent to $18.42 per share based on 1,795,100 shares of beneficial interest outstanding)	$33,065,818
Offering Price	$18.42
Inflation Indexed Plus Bond Fund-Class III
Net Assets at Value (Equivalent to $14.84 per share based on 1,560,395 shares of beneficial interest outstanding)	$23,161,703
Offering Price	$14.84
Inflation Indexed Plus Bond Fund-Class VI
Net Assets at Value (Equivalent to $14.86 per share based on 218,872 shares of beneficial interest outstanding)	$3,252,483
Offering Price	$14.86
U.S. Treasury Fund
Net Assets at Value (Equivalent to $25.00 per share based on 82,252,564 shares of beneficial interest outstanding)	$2,056,341,693
Offering Price	$25.00
Asset Allocation Bond Fund-Class III
Net Assets at Value (Equivalent to $24.60 per share based on 2,304,781 shares of beneficial interest outstanding)	$56,692,334
Offering Price	$24.60
Asset Allocation Bond Fund-Class VI
Net Assets at Value (Equivalent to $24.61 per share based on 4,738,423 shares of beneficial interest outstanding)	$116,590,622
Offering Price	$24.61
U.S. Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $28.00 per share based on 2,329,429 shares of beneficial interest outstanding)	$65,212,730
Offering Price	$28.00

Appendix A

International Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $9.98 per share based on 116,963,061 shares of beneficial interest outstanding)	$1,166,992,779
Offering Price (9.98 x 100 / 99.79)*	$10.00
International Opportunities Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $13.87 per share based on 58,420,577 shares of beneficial interest outstanding)	$810,337,916
Offering Price	$13.87
Global Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $8.49 per share based on 192,794,664 shares of beneficial interest outstanding)	$1,636,874,995
Offering Price (8.49 x 100 / 99.87)*	$8.50
World Opportunities Equity Allocation Fund-Class III
Net Assets at Value (Equivalent to $19.49 per share based on 63,384,103 shares of beneficial interest outstanding)	$1,235,142,612
Offering Price	$19.49
Global Asset Allocation Fund-Class III
Net Assets at Value (Equivalent to $10.40 per share based on 347,409,949 shares of beneficial interest outstanding)	$3,612,739,902
Offering Price (10.40 x 100 / 99.91)*	$10.41
Strategic Opportunities Allocation Fund-Class III
Net Assets at Value (Equivalent to $21.26 per share based on 95,138,293 shares of beneficial interest outstanding)	$2,022,554,984
Offering Price	$21.26
Benchmark-Free Allocation Fund-Class III
Net Assets at Value (Equivalent to $24.03 per share based on 4,762,146 shares of beneficial interest outstanding)	$114,451,689
Offering Price (24.03 x 100 / 99.91)*	$24.05
Alpha Only Fund-Class III
Net Assets at Value (Equivalent to $24.13 per share based on 1,564,499 shares of beneficial interest outstanding)	$37,752,023
Offering Price	$24.13
Alpha Only Fund-Class IV
Net Assets at Value (Equivalent to $24.14 per share based on 86,401,533 shares of beneficial interest outstanding)	$2,086,000,513
Offering Price	$24.14

Footnotes to Specimen Price Make-Up Sheets

*	Represents maximum offering price charged on certain cash purchases. See “How to Purchase Shares” and “Purchase Premiums and Redemption Fees” in the Fund’s Prospectus.

Appendix B

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months. The following are excerpts from Moody’s short-term ratings definitions:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

B-1

Appendix B

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

B-2

Appendix B

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s. Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

B-3

Appendix B

Baa — Obligations rated “Baa” are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

B-4

Appendix C

GMO TRUST

PROXY VOTING POLICY

Adopted September 16, 2003, Revised March 11, 2010

I. Statement of Policy

GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).

The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.

II. Standard

The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.

III. Review of Proxy Voting Procedures

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV. Securities Lending

When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

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Appendix C

V. Certain Non-U.S. Markets

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.

VI. Disclosure

The following disclosure shall be provided:

A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.

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Appendix C

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

GMO AUSTRALASIA LLC

(TOGETHER “GMO”)

PROXY VOTING POLICIES AND PROCEDURES

Amended and Restated as of May 12, 2011

Amended as of December 12, 2011

I.	Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.	Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services Group, Inc. (“ISS”) as its proxy voting agent to:

(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

C-3

Appendix C

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

III.	Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote

C-4

Appendix C

proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.	Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of ISS; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.

V.	Special Procedures for Voting Shares of GMO Trust

GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients and vote on accordance with those instructions.

VI.	Special Procedures for Voting Shares of GMO Series Trust

GMO also serves as investment adviser for the GMO Series Trust family of registered mutual funds. Each series of GMO Series Trust is a “Feeder Fund” investing substantially of its assets in shares of a corresponding series of GMO Trust (each a “Master Fund”) in reliance on Section 12(d)(1)(E) of the Investment Company Act of 1940 (the “1940 Act”). In accordance with Section 12(d)(1)(E) of the 1940 Act, GMO will either (i) seek instructions from a Feeder

C-5

Appendix C

Fund’s holders with regard to the voting of all proxies with respect to the Feeder Fund’s shares in the corresponding Master Fund and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the corresponding Master Fund held by a Feeder Fun in the same proportion as the vote of all other holders of the Master Fund.

VII.	Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VIII. Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

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Appendix C

Exhibit A

2012 U.S. Proxy Voting Concise Guidelines

December 20, 2011

Institutional Shareholder Services Inc.

Copyright © 2011 by ISS.

www.issgovernance.com

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Appendix C

2012 U.S. Proxy Voting Concise Guidelines

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2012 proxy voting guidelines can be found at

http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence

1.	Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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Problematic Takeover Defenses:

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders – i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

[2]

A new “nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

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1.18.	Failure to replace management as appropriate; or

1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.	The board failed to act on takeover offers where the majority of shares are tendered;

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	Independent directors make up less than a majority of the directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

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4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting.

These reasons for directors absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own–withhold only at their outside boards.

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

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Appendix C

Shareholder Rights & Defenses

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

•	Whether the company has the following good governance features:

•	An annually elected board;

•	A majority vote standard in uncontested director elections; and

•	The absence of a poison pill, unless the pill was approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills — Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

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Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

[3]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Appendix C

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify

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Appendix C

the deal makers competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay — MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

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Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

•	Magnitude of pay misalignment;

•	Contribution of non-performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[4] Alignment:

•	The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years — i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following

[4]

The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

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Appendix C

qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The ratio of performance-based compensation to overall compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

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•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

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•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•

Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•

The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

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Appendix C

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities. However, the following will be considered:

•

The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

•	The company’s current disclosure of relevant policies and oversight mechanisms;

•	Recent significant controversies, fines, or litigation related to the company’s public policy activities; and

•	The impact that the policy issues may have on the company’s business operations.

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Appendix C

Hydraulic Fracturing

Generally vote FOR proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Appendix C

2012 International Proxy Voting Summary Guidelines

Dec. 19, 2011

Institutional Shareholder Services Inc.

Copyright © 2011 by ISS

www.issgovernance.com

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INTRODUCTION

The primary purpose of a public corporation is to create sustainable value for its shareowners. To that end, ISS designs its proxy voting guidelines to enhance shareholders’ long-term economic interests. ISS’ Benchmark proxy voting guidelines serve as a tool to assist institutional investors in meeting their fiduciary requirements with respect to voting by promoting shareholder value creation and risk mitigation at their portfolio firms.

ISS reviews and updates its proxy voting guidelines each year, taking into account emerging issues and trends, the evolution of market standards, regulatory changes, and feedback provided by ISS’ institutional clients.

ISS robust and transparent policy formulation process includes an exhaustive review of relevant empirical studies and other factual data, an annual policy survey of institutional clients and corporate issuers, policy roundtables with a wide range of industry constituents, and an open comment period on draft policy changes. ISS also conducts internal research to validate assumptions and policy positions.

The Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues.

ISS’ policy guidelines require the consideration of company-specific circumstances. When issuing a vote recommendation on a proposal, ISS considers historical operating and investment performance, company disclosure (and proponent/dissident disclosure, if applicable), the company’s governance structure and historical practices, and its industry.

In applying these policies, ISS often engages with public issuers, shareholders, activists, and other stakeholders to seek additional information and to gain insight and context in order to provide our clients with informed vote recommendations. This engagement process enhances dialogue and promotes a higher level of understanding between investors and the companies in which they invest.

In formulating proxy voting policies, ISS assesses the potential costs and benefits of the adoption or rejection of the underlying ballot items. Where the economic impact of a ballot item is not apparent and may involve trade-offs, the guidelines direct analysts to consider the economic consequences as well as potential risks to shareholders of approval.

This document presents ISS’ Benchmark International Corporate Governance Policies. The document, along with other policy documents, is available on our Web site under the Policy Gateway. If you have any questions, please contact usresearch@issgovernance.com.

These policies will be effective for meetings on or after Feb. 1, 2012.

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1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

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•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2.	BOARD OF DIRECTORS

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS International Classification of Directors on the following page.]

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ISS Classification of Directors — International Policy 2011

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material [5] connection with the dissident, either currently or historically;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3]	A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.
[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.
[5]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

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•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

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3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

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Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders interests. In such cases, the authority must comply with the following criteria:

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•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

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4.	COMPENSATION

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY¬CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE¬BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

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5.	OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

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Related-Party Transactions

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Exhibit B (as amended February 2, 2009)

Modifications to recommendations set forth in the ISS Proxy Voting Manual

Shareholder Ability to Act by Written Consent

Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.

Vote AGAINST proposals to allow or make easier shareholder action by written consent.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting.

Vote AGAINST proposals to restore or provide for cumulative voting.

Incumbent Director Nominees

Vote WITH management’s recommendations regarding incumbent director nominees.

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GMO TRUST

CLASS M SHARES

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2012

U.S. Equity Funds	International Equity Funds

¡ U.S. Core Equity Fund GMTMX	¡ International Intrinsic Value Fund GMVMX

¡ U.S. Growth Fund GMWMX	¡ Emerging Countries Fund GECMX

This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2012, as amended and revised from time to time thereafter (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust (the “Trust”) set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in the Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the annual report to shareholders of each Fund is incorporated by reference into this Statement of Additional Information. The Prospectus and the annual report to shareholders of each Fund may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

-i-

INVESTMENT OBJECTIVES AND POLICIES

The investment objective and principal strategies of, and risks of investing in, each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

FUND INVESTMENTS

The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.

Investors should note that, when used in this Statement of Additional Information, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.

(Note: Some of the footnotes to the following charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a description of each Fund’s principal risks.)

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U.S. Equity Funds	U.S. Core Equity Fund	U.S. Growth Fund
U.S. Equity Securities[1]	X	X
Foreign Investments – Foreign Issuers²	X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X
Foreign Investments – Emerging Countries²
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options and Futures	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X
Below Investment Grade Securities
Indexed Investments
Structured Notes
Firm Commitments and When-Issued Securities
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X

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International Equity Funds	International Intrinsic Value Fund	Emerging Countries Fund
U.S. Equity Securities[1]	X	X
Foreign Investments – Foreign Issuers²	X	X
Foreign Investments – Foreign Issuers (Traded on U.S. Exchanges)²	X	X
Foreign Investments – Emerging Countries²	X	X
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X
Options and Futures	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities	X	X
Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds³	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds³	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Real Estate Investment Trusts and other Real Estate-Related Investments	X	X
Below Investment Grade Securities		X
Indexed Investments		X
Structured Notes	X	X
Firm Commitments and When-Issued Securities		X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X

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Footnotes to Fund Investments Charts

[1]	For more information, see, among other sections, “Description of Principal Risks – Market Risk – Equity Securities Risk” in the Prospectus.
[2]

For more information, see, among other sections, “Description of Principal Risks – Non-U.S. Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments” herein.

[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – U.S. Government Securities and Foreign Government Securities” herein.

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. The Funds that may invest in other GMO Funds or other investment companies, as noted in the Prospectus or in “Fund Investments” in this Statement of Additional Information (the “underlying Funds”), are indirectly exposed to the investment practices of the underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).

Not all Funds may engage in all practices described below. Please refer to “Fund Summaries” in the Prospectus and “Fund Investments” in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.

Portfolio Turnover

Based on Grantham, Mayo, Van Otterloo & Co. LLC’s (“GMO” or the “Manager”) assessment of market conditions, the Manager may trade each Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund, and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” in this Statement of Additional Information for more information.

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Diversified and Non-Diversified Portfolios

As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxes” below for a description of these diversification standards.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Risks of Non-U.S. Investments

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. A Fund may be subject to foreign taxes on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by a Fund in respect of its foreign securities will reduce its yield. See “Taxes” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which

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case a Fund and/or its shareholders, as applicable, could potentially incur foreign taxes on a retroactive basis. Moreover, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures

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imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments in emerging countries.

Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.

A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence, or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further,

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significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.

Securities Lending

A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Intrinsic Value Fund). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that the Manager believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Manager receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Manager believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds may also pay various fees in connection with securities loans, including shipping fees and custodian fees.

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Depositary Receipts

Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a domestic corporation.

Because the value of a Depositary Receipt is dependent upon the market price of an underlying foreign security, Depositary Receipts are subject to most of the risks associated with investing in foreign securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments.” Depositary Receipts also may be subject to liquidity risk.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. The Manager regards convertible securities as a form of equity security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its

9

conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this Statement of Additional Information regarding equity or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Income Trusts

Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries.

Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital. Income trusts may also include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

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Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are particularly subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long term capital assets, and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts may also be subject to additional risk, including, without limitation, limited access to debt markets.

Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

Finally, for purposes of qualifying as a regulated investment company under the Code, the extent to which a Fund can invest in a particular income trust may be limited, depending, for instance, on the trust’s treatment for U.S. federal income tax purposes and its underlying assets. See “Taxes” below for more information about these and other special tax considerations that can arise in respect of the Funds’ investments in income trusts, including royalty trusts.

Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options and Futures” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Non-Standard Warrants. From time to time, the International Equity Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries.

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LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter (“OTC”) derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.

Options and Futures

A Fund may use options and futures for various purposes, including for investment purposes and as a means to hedge other investments. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options and futures. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, and options on futures, unanticipated changes in securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Options on Securities and Indices. A Fund may purchase and sell put and call options on equity securities or other types of securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the

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option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

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A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund may also invest in OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

The Funds’ ability to use options as part of their investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize

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any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Manager, and other clients of the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.

An OTC option may be closed only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time. See “Swap Contracts and Other Two-Party Contracts – Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.

Each Fund’s ability to engage in options transactions may be limited by tax considerations.

Currency Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in

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foreign currencies may purchase or sell options on currencies. See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, individual equity securities (“single stock futures”) or other financial instruments, securities indices, and currencies. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase and sale of futures contracts may be used for speculative purposes.

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on foreign exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of

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matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds may also purchase futures contracts on foreign exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges” below.

Index Futures. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC. A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to foreign stock Index Futures.

Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. (See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.)

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American style option) or on the expiration date (in the case of European style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to

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purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security is used to hedge a different security, or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of futures contracts on securities indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate, and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

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All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of foreign stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures are traded.

As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer

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accounts, even though certain property specifically traceable to the Fund was held by the futures broker.

Each Fund’s ability to engage in futures and options on futures transactions may be limited by tax considerations. See “Taxes” below for more information.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its transactions with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on foreign exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Description and Risks of Fund Investments – Risks of Non-U.S. Investments” above).

Swap Contracts and Other Two-Party Contracts

Some of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options and futures. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.

Swap Contracts. The Funds may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, inflation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each

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case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if the Manager determines it is consistent with the Fund’s investment objective and policies.

A Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation Indexed Bonds” below.

In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in

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effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt, asset-backed securities, and credit default swap indices) and by jurisdiction (e.g., United States, Europe and Asia). A Fund may use volatility swaps. Volatility swaps involve the exchange of forward contracts on the future realized volatility of a given underlying asset, and allow the Fund to take positions on the volatility of that underlying asset. A Fund may also use a particular type of volatility swap, known as a variance swap agreement, which involves an agreement by two parties to exchange cash flows based on the measured variance (volatility squared) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups

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or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value.

Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options and Futures – Risk Factors in Options Transactions” and “ – Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its

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contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments the Manager believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

Each Fund’s ability to enter into these transactions may be affected by tax considerations. See “Taxes” below for more information.

Additional Risk Factors in OTC Derivatives Transactions. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and therefore OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.

Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments – Commodity Pool Operator Status. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity

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Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of a Fund to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions if it continued to claim the exclusion. While the Manager is currently registered as a “commodity pool operator,” the Funds do not currently rely on such registration in connection with their commodity interest investments. Therefore, if a Fund were no longer able to claim the exclusion, the Fund and the Manager would be required to rely on the Manager’s status as a registered commodity pool operator, and would be subject to regulation under the Commodity Exchange Act.

Foreign Currency Transactions

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the U.S. or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund. In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate could be materially and adversely different. Exchange rates for many currencies (e.g., emerging country currencies) may be particularly affected by exchange control regulations.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to

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changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.

Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. See “Options and Futures – Futures” above for more information on futures contracts and options on futures contracts.

A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Options and Futures – Currency Options” above for more information on currency options.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon

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market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Counterparty Risk” in the Prospectus.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this Statement of Additional Information as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Indexed Investments” below.

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

Cash and Other High Quality Investments

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the United States Government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the

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custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.

As with other fixed income securities, U.S. government securities and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless the Manager waives or reduces its management fees.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Real Estate Investment Trusts and other Real Estate-Related Investments

Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of

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companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest in and own real estate directly, generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs invest typically include land, office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs, which make construction, development, or long-term mortgage loans, generally invest the majority of their assets in real estate mortgages or mortgage-backed securities and derive their income primarily from interest payments on the mortgages. Hybrid REITs share characteristics of equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Funds may invest in both exchange-traded and privately traded REITs.

In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. In addition, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in “Taxes” below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. See “Taxes” below for a discussion of special tax considerations relating to a Fund’s investment in U.S. REITs.

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By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

Below Investment Grade Securities

Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Manager to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below-investment-grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth, or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on the Manager’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectus and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B – Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

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Indexed Investments

A Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the U.S. and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.

A Fund’s investments in certain indexed securities, including inflation indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See “Taxes” below.

Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.

Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

Inflation Indexed Bonds. Some Funds may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a

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structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately three, five, ten, or thirty years, although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value.

Although inflation indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation

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index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.

Structured Notes

Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Firm Commitments and When-Issued Securities

Some Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed-income securities may enter into a firm commitment agreement if the Manager anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities

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at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

Each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

The Manager also may deem certain securities to be illiquid as a result of the Manager’s receipt from time to time of material, non-public information about an issuer, which may limit the Manager’s ability to trade such securities for the account of any of its clients, including the Funds. In some instances, these trading restrictions could continue in effect for a substantial period of time.

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Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of the Manager normally plays a greater role in valuing these securities than in valuing publicly traded securities.

IPOs and Other Limited Opportunities. The Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

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Investments in Other Investment Companies or Other Pooled Investments

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and exchange-traded funds (“ETFs”)). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. The Funds also may invest in private investment funds, vehicles, or structures.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. The Funds may also invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Emerging Countries Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Merger Arbitrage Transactions

Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below the Manager’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities in a proposed merger, exchange offer, tender offer or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer or other similar transaction. If the proposed merger, exchange offer, tender offer or other similar transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of mergers – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. For instance, mark-to-market losses can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including:

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(i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; and (vi) general market declines. Also, in certain transactions, a Fund may not hedge against market fluctuations. This can result in losses even if the proposed transaction is consummated. In addition, a security to be issued in a merger or exchange offer may be sold short by a Fund in the expectation that the short position will be covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position at a higher price than its short sale price, resulting in a loss.

Merger arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.

Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity values affects the stocks involved in a merger arbitrage position differently, the position may be exposed to loss. At any given time, arbitrageurs can become improperly hedged by accident or in an effort to maximize risk-adjusted returns. This can lead to inadvertent market-related losses.

Short Sales

A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions the Manager anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.

To the extent the Manager employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon the Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.

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Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Manager and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of the Manager may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, the Manager believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on the Manager’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements may also limit the Manager’s ability to access management and other personnel at certain companies where the Manager seeks to take a short position. In addition, if other

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investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. In addition, the SEC recently proposed additional restrictions on short sales. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Pending regulations would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.

Several significant U.S. tax rules, including reductions to income tax rates, are scheduled to expire at the end of the 2012 calendar year. In connection with these scheduled expirations or otherwise, Congress may make changes to the Code, and the IRS may issue regulatory guidance, which may in each case be significant and potentially retroactive. These and any other changes in U.S., state or other applicable tax law could adversely affect the Funds, their shareholders, or both. See “Taxes” below for more information.

USES OF DERIVATIVES

Introduction and Overview

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease, or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

This overview outlines various ways in which the Funds may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in the Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections of this Statement of Additional Information. This overview, however, is

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not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this Statement of Additional Information or the Prospectus.

In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.

Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.

Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section of this Statement of Additional Information, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this Statement of Additional Information or the Prospectus.

Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. In addition, specific market conditions may influence the Manager’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.

Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments – Legal and Regulatory Risk,” the U.S. government recently enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

Use of Derivatives by the U.S. Equity Funds

Types of Derivatives That May Be Used:

•	Options, futures contracts, and related options on securities indices

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•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Warrants and rights

•	Reverse repurchase agreements

Foreign Currency Derivative Transactions That May Be Used:

•	Buying and selling spot currencies

Uses of Derivatives: The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives.

The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors and markets without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index).

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The U.S. Equity Funds may have investment exposures in excess of their assets (i.e., they may be leveraged).

Use of Derivatives by the International Equity Funds

Types of Derivatives That May Be Used:

•	Options, futures contracts, and related options on securities or baskets or indices of securities

•	Long swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of equity securities

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•	Short swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of equity securities

•	Contracts for differences, i.e., swaps on an index, a single equity security, or a basket of equity securities that contain both long and short equity components

•	Structured notes

•	Warrants and rights

•	Non-Standard Warrants (including LEPOs and P-Notes)

•	Reverse repurchase agreements

Foreign Currency Derivative Transactions That May Be Used:

•	Buying and selling spot currencies

•	Forward foreign currency contracts

•	Currency futures contracts and related options (both cash and physically settled)

•	Options on currencies

•	Currency swap contracts

Uses of Derivatives:

The Funds primarily use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. A Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The International Equity Funds may have investment exposures in excess of their assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) Each Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Each Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

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(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Intrinsic Value Fund), and with respect to not more than 25% of total assets in the case of International Intrinsic Value Fund.

(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry.

For purposes of this Fundamental Restriction (7), the U.S. government and its agencies and instrumentalities are not considered to be an industry.

(8) Each Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

For purposes of investment restrictions (8) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

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(10) With respect to each of U.S. Core Equity Fund and International Intrinsic Value Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

(1) Each Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.

(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

(4) Each Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term “invest” to include both direct investing and indirect investing and the term “investments” to include both direct investments and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity” Funds,

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the terms “equity investments” and “equities” refer to direct and indirect investments (described above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and equity income trusts.

When used in connection with a Fund’s Name Policy, the Manager uses the term “assets” and “tied economically” as defined in the Prospectus.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in the Prospectus and in this Statement of Additional Information, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information cannot be changed without the approval of shareholders of that Fund.

When used in connection with a Fund’s Name Policy, the Manager uses the terms “invest,” “investments,” “assets,” and “tied economically” as defined in the Prospectus.

With respect to International Intrinsic Value Fund, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of each class of shares of a Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information. In addition, to the extent a Fund holds portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

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Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund.

DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and all net realized capital gains, if any, after offsetting any available capital loss carryforwards. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and net realized capital gain. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).

TAXES

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)

diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S.

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government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income and all of its net realized capital gains (including both net short-term and long-term capital gains). Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed

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amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange, or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis). Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred Net Capital Losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund has incurred Net Capital Losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), that Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-

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year carryforward period. See each Fund’s most recent annual shareholder report, as available, for more information concerning the Fund’s Net Capital Losses available to be carried forward (if any) as of the end of its most recently ended fiscal year.

In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.

Transactions in Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, in the event that a Fund were to be deemed a “nonpublicly offered RIC” as described under “Limitation on Deductibility of Fund Expenses” below, depending on a shareholder’s percentage ownership in that Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income received in exchange for Fund shares.

Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Taxation of Fund Distributions

Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.

Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid

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for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in securities and thereby affect the tax treatment of gain or loss on such securities. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013 and the maximum long-term capital gain rate will increase generally to 20%, unless Congress enacts legislation providing otherwise. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to loss carryforwards) generally are taxable to shareholders as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).

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In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above-described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain for taxable years beginning before January 1, 2013. As noted above, this provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.

For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The International Equity Funds generally do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction. If a Fund receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.

A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer

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of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax, and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

A Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

A Fund may make distributions of capital gains in excess of its net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years). In this case, there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information (generally on an IRS

53

Form 1099). In certain cases, a Fund may be required to amend tax information reported to shareholders in respect of a particular year. In this event, shareholders may be required to file amended U.S. federal income or other tax returns in respect of such amended information and pay additional taxes (including potentially interest and penalties), and may incur other related costs. Shareholders should consult their tax advisers in this regard.

Limitation on Deductibility of Fund Expenses

Very generally, pursuant to Treasury regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. A RIC is “nonpublicly offered” if it has fewer than 500 shareholders at all times during a taxable year, and its shares are not continuously offered pursuant to a public offering. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as individuals) and would be deductible by those shareholders, subject to the 2% floor on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.

Backup Withholding

Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

Distributions to Foreign Investors

Absent a specific statutory exemption, a Fund’s dividend distributions (other than Capital Gain Dividends, as described more fully below) are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”). In addition, subject to certain exceptions, a Fund is generally not required and currently does not expect to withhold on the amount of a non-dividend distribution (i.e., a Return of Capital Distribution) paid to its foreign shareholders; a Fund, however, may determine to withhold on any such distribution in its discretion to the extent permissible under applicable law. To the extent withholding is made on a dividend or Return of Capital Distribution, persons who are resident in a country that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty.

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For taxable years of a Fund beginning before January 1, 2012 (each a “pre-2012 taxable year”), a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (A) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (B) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (C) that was within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly reported as such by the Fund (“short-term capital gain dividends”). A Fund was permitted to report such parts of its dividends paid in respect of a pre-2012 taxable year as interest-related and/or short-term capital gain dividends as were eligible, but was not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012 It is currently unclear whether Congress will extend these special exemptions for taxable years of the Fund beginning on or after January 1, 2012 or what the terms of any such extension would be, including whether any such extension would have retroactive effect.

If a Fund invested in an Underlying RIC that reported and paid such short-term capital gain or interest-related dividends to its shareholders, such distributions retained their character as not subject to withholding if properly reported as such in respect of distributions by the Fund to its shareholders.

In the case of shares held through an intermediary, the intermediary may have withheld even if a Fund properly reported the payment as an interest-related or short-term capital gain dividend to shareholders in respect of a pre-2012 taxable year. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).

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Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Special withholding and other rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U. S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs (or, prior to January 1, 2012, RICs) and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.

To the extent a Fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described above), under a special “look-through” rule, any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable directly or indirectly to distributions that are received by the Fund from a lower-tier U.S. REIT and that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. If a foreign shareholder holds (or has held in the prior year) more than a 5% interest in any class of such a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder.

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Prior to January 1, 2012, the special “look-through” rule discussed above for distributions by a Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by a Fund and (ii) distributions received by a Fund from an Underlying RIC that a Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these “look-through” provisions to distributions made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Foreign shareholders of a Fund may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of the Fund shares and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% foreign shareholder, even if all or a portion of such distribution would be treated as a return of capital to the foreign shareholder. Prior to January 1, 2012, such withholding on these redemptions and distributions generally was not required if the Fund was a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in Underlying RICs that were domestically controlled USRPHCs. These exemptions from withholding expired for redemptions or distributions made on or after January 1, 2012. Therefore, such withholding is now required, without regard to whether a Fund or any Underlying RIC in which it invests is domestically controlled. It is currently unclear whether Congress will extend the exemptions from withholding described above for redemptions or distributions made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Foreign shareholders should consult their tax advisors (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN). Foreign shareholders in a Fund should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

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A foreign shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above. See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

Foreign Taxes

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes on dividends, interest, or capital gains which will decrease a Fund’s yield. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities, including potentially on a retroactive basis, which can also decrease the Fund’s yield. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of foreign shareholders or if a Fund or underlying Fund invests through a subsidiary.

If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund on its foreign portfolio securities. Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. The International Equity Funds are eligible for and expect to make this election. However, even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

A RIC that meets certain requirements may be permitted to pass through to shareholders foreign taxes paid by Underlying RICs in which it invests. The Funds are not expected to satisfy these requirements. Therefore, it is expected that a Fund may only elect to pass through to its shareholders foreign income taxes it directly bears provided that it directly holds more than 50% of its assets in foreign stock and other securities at the close of its taxable year, as described above; foreign securities held indirectly through an Underlying RIC do not contribute to this 50% threshold.

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Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a foreign tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as a tax advisor, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Rules enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act (the “HIRE Act”) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include, among other types of income, payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions made by a Fund to a shareholder subject to the phase-in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such treatment is extended), as described above), generally will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications, waivers of non-U.S. law, or other documentation as the Fund requires to comply with these rules, including, to the extent required, information with regard to their direct and indirect owners. The failure of a shareholder to provide such information, certifications or other documentation as a Fund may request may result in other adverse consequences to the shareholder, in addition to the 30% withholding. In general, it is expected that a shareholder that is a U.S. person or foreign individual will be able to avoid being withheld upon by timely providing the Fund with a valid IRS Form W-9 or W-8, respectively. Payments to a foreign shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i) (a) enters into a valid agreement with the IRS to, among other

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requirements, report required information about certain direct and indirect U.S. investors or U.S. accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the Fund with appropriate certifications or other documentation concerning its status.

A Fund may disclose the information that it receives from its shareholders to the IRS or other parties as necessary to comply with the HIRE Act.

Each prospective investor is urged to consult its tax adviser regarding the applicability of the HIRE Act and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local and foreign tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS or other similar authorities responsible for tax matters in other jurisdictions (e.g., foreign countries).

Tax Implications of Certain Investments

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause

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gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s securities. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.

A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status” below.

Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income. These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt securities, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i)

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a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities may also require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s

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investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

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Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

Increases in the principal amount of an inflation indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation indexed bond will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income from the instrument in subsequent years.

A Fund may also purchase contingent payment debt instruments. For U.S. federal income tax purposes, holders of contingent payment debt instruments generally have to include taxable income (as interest) on a constant yield basis without regard to whether cash is received with respect thereto. Gain on the disposition of contingent payment debt instruments generally will be treated for U.S. federal income tax purposes as ordinary interest income rather than as capital gain.

If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes

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sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If a Fund invests in shares of Underlying RICs, its distributable income and gains will normally consist, in part, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).

In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund at a loss and the Fund acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs.

Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes, including certain GMO Trust Funds offered pursuant to separate private placement memoranda. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax regulations under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the

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Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.

In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). If a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.

If a Fund receives allocations of income from a partnership in which it invests that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund, in turn, may report a portion of its distributions as qualified dividend income or as eligible for the dividend-received deduction, as applicable, provided certain conditions are met.

More generally, as a result of the foregoing and certain other special rules, a Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Fund’s distributions to shareholders to vary in terms of their timing, character, and/or amount from what that Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by those underlying partnerships.

In addition, any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described earlier, can give rise to differences in the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Certain other income trusts in which a Fund may invest could be partnerships or other pass-through structures for U.S. federal income tax purposes, such that, depending on the specific assets held by the income trust, all or a portion of any income or gains from such investment could constitute non-qualifying income to the Fund. In any such cases, the Fund’s investments

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in such entities could bear on or be limited by its intention to qualify as a RIC. See “Loss of RIC Status” below.

A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders.

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From time to time, a Fund may be a U.S. Shareholder in a CFC. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year, whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Loss of RIC Status

If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest charges, paying penalties, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from earnings and profits, including distributions of net long-term capital gains, generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The

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fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State, Local, and Other Tax Matters

The foregoing discussion relates only to the U.S. federal income tax consequences of investing in the Funds for shareholders who are U.S. citizens, residents, or domestic corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisors about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.

Additionally, most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisors regarding the applicability of these exemptions to their situation.

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MANAGEMENT OF THE TRUST

The following tables present information as of June 30, 2012 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES

Donald W. Glazer, Esq. DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 - March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	54	None.

Peter Tufano DOB: 04/22/1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	54	Trustee of State Street Navigator Securities Lending Trust (2 Portfolios).

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Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Paul Braverman DOB: 01/25/1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 - present); Chief Financial Officer, Wellington Management Company, LLP (an investment adviser) (March 1986-December 2007).	54	Director of Courier Corporation (a book publisher and manufacturer).

INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[3] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present).	72	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.
[2]

As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2010 and December 31, 2011, these entities paid $1,238,183 and $230,579, respectively, in legal fees and disbursements to Goodwin. In correspondence with the Staff of the SEC beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business, and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano, and Braverman, the Governance Committee noted that these Trustees all had considerable experience

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in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:

Donald W. Glazer – Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.

Peter Tufano – Mr. Tufano’s experience serving as Trustee of the Funds and as a director of other companies, and his professional training and his experience in business and finance, including as a professor of financial management at a leading business school.

Paul Braverman – Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.

Joseph B. Kittredge, Jr. – Mr. Kittredge’s experience serving as President of the Trust and GMO Series Trust and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.

Information relating to the experience, qualifications, attributes, and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Other Officers

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]

Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax (December 2006-present), Fund Treasury and Tax Staff (June 2004-November 2006), Grantham, Mayo, Van Otterloo & Co. LLC.

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Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
John L. Nasrah DOB: 05/27/1977	Assistant Treasurer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present); Vice President and Senior Tax Manager, Massachusetts Financial Services Company (January 2000-April 2007).

Carolyn Haley DOB: 07/12/1966	Assistant Treasurer	Since June 2009.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (May 2009-present); Treasurer and Chief Compliance Officer, Hambrecht & Quist Capital Management LLC (April 2007-April 2009); Senior Manager, PricewaterhouseCoopers LLP (2003-2007).

Jason Nagler DOB: 08/12/1982	Assistant Treasurer	Since September 2011.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (August 2009-present); Audit Senior at Deloitte (August 2007-August 2009); Audit Staff at Deloitte (January 2005-August 2007).

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since March 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Vice President and Associate General Counsel (February 2006-December 2006), Fidelity Investments.

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006-present).

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Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
David L. Bohan DOB: 06/21/1964	Vice President and Assistant Clerk	Vice President since March 2005; Assistant Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2003-present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC March 2000-present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present).

Heather Schirmer DOB: 6/10/1974	Vice President and Assistant Clerk	Since March 2011.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2004-present).

Cheryl Wakeham DOB: 10/29/1958	Vice President and Anti-Money Laundering Officer	Since December 2004.	Manager, Client Service Administration, Grantham, Mayo, Van Otterloo & Co. LLC (June 1993-present).

[1]

Each of Messrs. Burnett, Bohan, Kittredge, and Pottle and Mses. Haley, Trinque, and Schirmer serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. Each officer listed in the table above also serves as an officer of GMO Series Trust.

Trustees’ Responsibilities. Under the provisions of the GMO Declaration of Trust, the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

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Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of the Funds’ affairs and for assuring that each Fund is managed in the best interests of its shareholders. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to the Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’ auditors, independent counsel to the Independent Trustees, and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Funds’ Chief Compliance Officer reports directly to the Board.

Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.

Taking into account the number, diversity, and complexity of the Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.

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The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures, and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 29, 2012, the Audit Committee held 5 meetings; the Pricing Committee held 5 meetings; the Governance Committee held 5 meetings; and the Risk Oversight Committee held 4 meetings.

Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.

Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.

Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational, and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Mr. Kittredge is the Chairman of the Risk Oversight Committee.

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Governance Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel”, as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.

As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership,” the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders, or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees who are recommended by shareholders.

The Governance Committee considers a variety of qualifications, skills, and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities, and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.

Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.

Trustee Fund Ownership

The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds and the aggregate dollar ranges of their direct beneficial share ownership in all series of GMO Trust and GMO Series Trust (the “Family of Investment Companies”) as of December 31, 2011.

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Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer	None	Over $100,000
Peter Tufano	None	None
Paul Braverman	None	None
INTERESTED TRUSTEE
Joseph B. Kittredge, Jr.	None	$50,001-$100,000

The following table sets forth ranges of Mr. Glazer’s indirect beneficial share ownership in the Funds and the aggregate dollar range of his indirect beneficial share ownership in the Family of Investment Companies as of December 31, 2011.

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer		Over $100,000
International Intrinsic Value Fund	Over $100,000
U.S. Core Equity Fund	Over $100,000

Peter Tufano	None	None
Paul Braverman	None	None
INTERESTED TRUSTEE
Joseph B. Kittredge, Jr.	None	$50,001-$100,000

Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

None.

Trustee Ownership of Related Companies

The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2011, in the Manager, Funds Distributor,

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LLC, the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, LLC.

Name of Non- Interested Trustee	Name of Owner(s) and Relationship to Trustee	Company	Title of Class	Value of Securities²	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by the Manager [1]	Limited partnership interest – Class A	$1,176,794.51	0.033%
Peter Tufano	N/A	None	N/A	N/A	N/A
Paul Braverman	N/A	None	N/A	N/A	N/A

[1]

The Manager may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership of all the outstanding voting shares of the fund as of December 31, 2011.

[2]	Securities valued as of December 31, 2011.

Remuneration. The Trust has adopted a compensation policy for its Independent Trustees. Each Independent Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Independent Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Independent Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Other than as set forth in the following table, during the fiscal year ended February 29, 2012, no Trustee of the Trust received any direct compensation from the Fund Complex or any Fund and no officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus:

	Donald W. Glazer, Esq., Trustee	Peter Tufano, Trustee	Paul Braverman, Trustee
Compensation from Each Fund:
U.S. Core Equity Fund	$5,737	$4,514	$4,580
U.S. Growth Fund	$10	$8	$8
International Intrinsic Value Fund	$23,037	$18,085	$18,245
Emerging Countries Fund	$883	$696	$708

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	Donald W. Glazer, Esq., Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A		N/A		N/A
Estimated Annual Benefits Upon Retirement:	N/A		N/A		N/A
Total Compensation from the Fund Complex:	$315,166	[1]	$252,648	[1]	$255,004	[1]

[1]

Reflects actual direct compensation received during the fiscal year ended February 29, 2012 from series of the Fund Complex that had commenced operations on or before February 29, 2012, which consisted of 51 series of GMO Trust and GMO Series Trust.

Mr. Kittredge does not receive any compensation from the Fund Complex, but as a member of the Manager will benefit from management, shareholder servicing, administration and any other fees paid to GMO and its affiliates by the Funds and various other series of the Fund Complex not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.

As of June 7, 2012, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus.

Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.

The non-interested Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

The Funds’ principal underwriter, which is not affiliated with the Funds or the Manager, also has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by the principal underwriter’s personnel who are designated as Access Persons under the Code of Ethics, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics.

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INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

In addition, as disclosed in the Prospectus, the Manager has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses through at least June 30, 2013.

Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of the Manager) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by the Manager to the Trust.

For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds have paid the following amounts as Management Fees to the Manager during the last three fiscal years:

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	Gross	Reduction	Net
U.S. CORE EQUITY FUND

Year ended 2/29/12	$4,510,656	$397,915	$4,112,741
Year ended 2/28/11	5,590,136	462,010	5,128,126
Year ended 2/28/10	5,916,928	522,979	5,393,949

U.S. GROWTH FUND

Year ended 2/29/12	$7,880	$7,880	$0
Year ended 2/28/11	24,909	24,909	0
Year ended 2/28/10	129,936	129,936	0

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/29/12	$30,163,808	$2,767,545	$27,396,263
Year ended 2/28/11	27,515,694	2,635,948	24,879,746
Year ended 2/28/10	25,304,308	2,530,455	22,773,853

EMERGING COUNTRIES FUND

Year ended 2/29/12	$1,409,836	$304,946	$1,104,890
Year ended 2/28/11	1,585,171	372,021	1,213,150
Year ended 2/28/10	1,154,735	439,346	715,389

In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name “GMO” may be withdrawn.

Portfolio Management

Day-to-day management of each Fund is the responsibility of one of several divisions comprising investment professionals associated with the Manager. Each division’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for day-to-day management of any Fund. The following table sets forth information about accounts overseen or managed by the senior members of the divisions as of February 29, 2012.

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Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1,2]	Number of accounts	Total assets	Number of accounts	Total assets
Arjun Divecha	3	10,599,994,058.58	4	$777,592,176.96	8	$3,365,364,985.98
Thomas Hancock	19	$22,508,272,846.58	8	$3,550,818,946.17	43	$8,778,325,525.50
Sam Wilderman	19	$22,508,272,846.58	8	$3,550,818,946.17	43	$8,778,325,525.50

	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance- based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Arjun Divecha	0	$0	0	$0	1	$571,122,348.39
Thomas Hancock	0	$0	2	$1,632,563,961.86	7	$1,549,194,741.78
Sam Wilderman	0	$0	2	$1,632,563,961.86	7	$1,549,194,741.78

[1]	Includes GMO Funds (including GMO Funds not offered through the Prospectus) that had commenced operations on or before February 29, 2012.
[2]	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectus).

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

Senior members of each division are generally members (partners) of GMO. As of February 29, 2012, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus, and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 29, 2012, of Funds offered in the Prospectus that were overseen or managed by the senior member as of February 29, 2012:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Arjun Divecha	Emerging Countries Fund	None
Thomas Hancock	U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	$50,001-$100,000 None $50,001-$100,000
Sam Wilderman	U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	None None None

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The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership in the Funds that were overseen or managed by the senior member, as of February 29, 2012, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Arjun Divecha	Emerging Countries Fund	None
Thomas Hancock	U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	None None None
Sam Wilderman	U.S. Core Equity Fund U.S. Growth Fund International Intrinsic Value Fund	$1-$10,000 None $1-$10,000

Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, State Street Bank or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of State Street Bank and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Administrative Arrangements. GMO serves as the Trust’s administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

The Trust, on behalf of the Class M Shares of certain Funds, entered into an Administration Agreement with GMO on August 17, 2000. Pursuant to the terms of this Administration Agreement, Class M Shares of the below Funds paid GMO the following amounts with respect to the last three fiscal years:

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	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
U.S. Core Equity Fund	$2,748	$2,382	$2,319
U.S. Growth Fund	$1,183	$1,121	$1,100
International Intrinsic Value Fund	$25,278	$26,536	$26,600
Emerging Countries Fund	$59,133	$67,933	$53,423

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.

Distributor. Funds Distributor, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, serves as the Trust’s distributor on behalf of the Funds. Funds Distributor, LLC offers shares of each Fund for sale on a continuous basis and will use all reasonable efforts in connection with distribution of shares of the Funds.

Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Bingham McCutchen LLP, 150 Federal Street, Boston, Massachusetts 02110, serves as independent counsel to the non-interested Trustees of the Trust.

Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

DISTRIBUTION (12b-1) PLAN

The Trust has adopted a Rule 12b-1 distribution and service plan (the “Plan”). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

The Trust will pay to the principal distributor of the Trust’s shares (the “Distributor”) fees for services rendered and expenses borne by the Distributor that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund’s average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid quarterly or at such other intervals as the Trustees shall determine.

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The Trust or the Distributor may enter into servicing arrangements with participating or introducing brokers, banks, and other financial intermediaries and the Distributor may direct the Fund to pay the service fees to such financial intermediaries directly.

The Trust, on behalf of the below Funds, paid the Distributor the following amounts with respect to the last three fiscal years:

	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
U.S. Core Equity Fund	$3,434	$2,977	$2,899
U.S. Growth Fund	$1,478	$1,401	$1,374
International Intrinsic Value Fund	$31,599	$33,171	$33,250
Emerging Countries Fund	$73,916	$84,917	$66,778

The fees may be spent by the Distributor for services that are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance, or reporting to recordholders of Class M Shares). The Distributor’s expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks, and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders’ needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services, or who provide such similar services as permitted under applicable statutes, rules or regulations.

Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the “Independent Trustees”), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that a Fund may bear for distribution pursuant to the Plan.

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The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment, and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by the Manager with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements, and/or time constraints limiting the Manager’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy. Additionally, one of the Manager’s investment divisions may share investment ideas with one or more other investment divisions and/or may manage a portion of another investment division’s client accounts.

To the extent permitted by applicable law, the Manager’s compliance policies and procedures and a client’s investment guidelines, the Manager may engage in “cross trades” where, as investment manager to a client account, the Manager causes that client account to purchase a security directly from (or sell a security directly to) another client account.

In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner, and/or managing member (“GMO Private Funds”). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). The Manager itself also makes investments in GMO Private Funds. To help manage these potential conflicts, the Manager has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings (“IPOs”) and other limited opportunities that take into account the needs and objectives of each Fund and the other GMO clients.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio

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securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.

Brokerage and Research Services. In selecting brokers and dealers to effect portfolio transactions for each Fund, the Manager seeks best execution. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. The Manager does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if the Manager is not reasonably satisfied with the quality of trade executions, unless or until the broker has altered its execution capabilities in such a way that the Manager can reasonably conclude that the broker is capable of achieving best execution.

The determination of what may constitute best execution involves a number of considerations in varying degrees of emphasis, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer; the broker/dealer’s inventory of securities sought; the financial strength and stability of the broker/dealer; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different strategies. Additionally, regulations in certain markets, particularly emerging markets, require the Manager to identify and trade with one or a limited number of brokers on behalf of clients. In some instances, the Manager may utilize principal bids with consideration to such factors as reported broker flow, past bids and a firm’s ability and willingness to commit capital. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.

The Manager’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, the Manager may consider research services received by broker-dealers and therefore, may select or recommend a broker-dealer based on the Manager’s interest in receiving the research or other products or services, rather than on the lowest commission charged. The Manager may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased.

Generally, the Manager determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions

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effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time in varying degrees of emphasis and are used to evaluate the relative performance of the brokers and other institutions used to effect transactions for accounts. In some instances, the Manager may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points extra paid in addition to a typical commission rate.

Because the Manager will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers, the Manager relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). However, the Manager does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of any of the Manager’s out-of-pocket expenses. In all cases, the research services received by the Manager are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers, industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by the Manager, the Manager receives a benefit because it does not have to produce or pay for the services itself. Such services furnished to the Manager may be used in furnishing investment or other advice to all or some subset of the Manager’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by the Manager specifically in servicing that particular Fund.

The Trust paid, on behalf of the Funds, the following amounts in brokerage commissions during the three most recent fiscal years:

	March 1, 2009 Through February 28, 2010	March 1, 2010 Through February 28, 2011	March 1, 2011 Through February 29, 2012
U.S. Core Equity Fund	$706,610	$1,732,037	$287,099
U.S. Growth Fund	$37,897	$7,567	$463
International Intrinsic Value Fund	$2,075,151	$2,424,550	$2,891,546
Emerging Countries Fund	$515,562	$658,545	$515,041

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by the Manager when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and

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redemptions, (iii) rebalancing portfolios to reflect the results of the Manager’s portfolio management models, (iv) changes in commission rates in the relevant markets or (v) the use of principal trades. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 29, 2012, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 29, 2012:

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of February 29, 2012
U.S. Core Equity Fund	Merrill Lynch	$3,127,683
International Intrinsic Value Fund	Barclays	$112,557,569

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, the Manager or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Manager. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Manager follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and the Manager’s proxy voting policies and procedures are attached to this Statement of Additional Information as Appendix C.

The Manager’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.

Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises

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control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.

Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by means of the GMO website.

The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. The largest fifteen holdings of some GMO Funds are posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, from time to time position attribution information regarding one or more Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). In response to market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis as circumstances warrant. Typically, no confidentiality agreement is needed to access this information.

GMO also may make Portfolio Holdings Information available to Permitted Recipients by email, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the day next following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or on the same day as a publicly available, routine filing with the SEC that includes the Portfolio Holdings Information. A confidentiality agreement is not required to access Portfolio Holdings Information filed with the SEC as described in the preceding sentence.

GMO also may from time-to-time disclose portfolio holdings information to all shareholders of a Fund and their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by email, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

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Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be in the best interest of the shareholders of the Fund to which the information relates.

In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO and the Trust that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders.

If GMO becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Portfolio Holdings Information, GMO shall cease providing such information to such recipient.

The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund, and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.

No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.

GMO’s General Counsel or Chief Compliance Officer may authorize exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust.

If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

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GMO periodically reports the following information to the Board of Trustees:

•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by GMO’s General Counsel or Chief Compliance Officer; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

Ongoing Arrangements To Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings semi-annually and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree or have a duty to maintain this information in confidence:

Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	U.S. Equity Funds	Custodial and fund accounting services

Brown Brothers Harriman & Co.	International Equity Funds	Custodial services and compliance testing
	U.S. Equity Funds	Compliance testing

Boston Global Advisors	U.S. Equity Funds and International Equity Funds	Securities lending services

PricewaterhouseCoopers LLP	All Funds	Independent registered public accounting firm

Institutional Shareholder Services Inc. (formerly RiskMetrics Group, Inc.)	All Funds	Corporate actions services

Interactive Data Corporation	International Equity Funds	Fair value pricing

FactSet	All Funds	Data service provider

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Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

Financial Models Company Inc.	All Funds	Recordkeeping system

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of fifty-seven series: Quality Fund; Real Estate Fund; International Intrinsic Value Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Duration Investment Fund; Alpha Only Fund; Benchmark-Free Allocation Fund; International Equity Allocation Fund; Global Asset Allocation Fund; Global Equity Allocation Fund; U.S. Equity Allocation Fund; Special Purpose Holding Fund; Short-Duration Collateral Fund; Taiwan Fund; World Opportunity Overlay Fund; Alternative Asset Opportunity Fund; Strategic Opportunities Allocation Fund; World Opportunities Equity Allocation Fund; Developed World Stock Fund; U.S. Growth Fund; International Core Equity Fund; International Growth Equity Fund; U.S. Intrinsic Value Fund; U.S. Small/Mid Cap Fund; U.S. Core Equity Fund; Short-Duration Collateral Share Fund; Strategic Fixed Income Fund; International Opportunities Equity Allocation Fund; Inflation Indexed Plus Bond Fund; Special Situations Fund; Flexible Equities Fund; U.S. Treasury Fund; Asset Allocation Bond Fund; Asset Allocation International Bond Fund; Debt Opportunities Fund; High Quality Short-Duration Bond Fund; Emerging Domestic Opportunities Fund; Asset Allocation International Small Companies Fund; International Large/Mid Cap Value Fund; Benchmark-Free Fund; International Intrinsic Value Extended

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Markets Fund; Global Focused Equity Fund; Resources Fund; Implementation Fund; and U.S. Flexible Equities Fund.

Note that U.S. Core Equity Fund, U.S. Intrinsic Value Fund, U.S. Growth Fund, U.S. Small/Mid Cap Fund, International Core Equity Fund, and International Growth Equity Fund are successors to U.S. Core Fund, Intrinsic Value Fund, Growth Fund, Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund, International Disciplined Equity Fund, and International Growth Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.

Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to ten classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares and Class MF Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On June 7, 2012, the following shareholders held greater than 25% of the outstanding shares of a GMO Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:

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Fund	Shareholders	Jurisdiction of Organization	Parent Company
GMO U.S. Core Equity Fund	GMO Alpha Only Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

	The National Rural Electric Cooperative Association 4301 Wilson Boulevard Arlington, VA 22203	VA	N/A

GMO U.S. Growth Fund	Quality Vision International Inc. 850 Hudson Avenue Rochester, NY 14621	NY	N/A

GMO Emerging Countries Fund	Trust Company of Illinois 1901 Butterfield Road, Suite 1000 Downers Grove, IL 60515	IL	N/A

The above shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.

Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

As of June 7, 2012, a significant portion (in all cases greater than 10%) of the following Funds’ shares were held by accounts for which the Manager has investment discretion: U.S. Core Equity Fund and International Intrinsic Value Fund. As of June 7, 2012, there were no Funds for which substantially all of the Funds’ shares were held by accounts for which the Manager has investment discretion.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a

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particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.

Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the

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Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Emerging Countries Fund as of June 4, 2012:

Name and Address	% Ownership
Fidelity Investments Institutional Operations Company as Agent for Certain Employee Benefits Plans 100 Magellan Way Covington, KY 41015	51.7

National Financial Services LLC For the Exclusive Benefits of Our Customers – NTF 200 Liberty Street One World Financial New York, NY 10281	48.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the International Intrinsic Value Fund as of June 4, 2012:

Name and Address	% Ownership
Mercer Trust Co. TTE FBO Highmark Investment Plan One Investors Way Norwood, MA 02062	99.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the U.S. Core Equity Fund as of June 4, 2012:

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Name and Address	% Ownership
National Financial Services LLC For The Exclusive Benefits of Our Customers – NTF 200 Liberty Street One World Financial New York, NY 10281	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the U.S. Growth Fund as of June 4, 2012:

Name and Address	% Ownership
National Financial Services LLC For The Exclusive Benefits of Our Customers – NTF 200 Liberty Street One World Financial New York, NY 10281	100.0

OTHER MATTERS

U.S. Core Equity Fund and U.S. Growth Fund are named as defendants in an amended complaint filed by a chapter 11 trustee in a New York Bankruptcy adversary proceeding in December of 2011 (the “Action”). The Action is brought by the LB Creditor Trust (the “Creditor Trust”) and arises out of a leveraged buyout transaction (“LBO”) by which the Lyondell Chemical Company converted to a privately held company, renamed LyondellBasell Industries AF S.C.A. (“LBI”), in December of 2007. The Creditor Trust alleges that certain parties to the LBO damaged LBI and ultimately forced LBI and its subsidiaries to file for bankruptcy protection in 2009. The Creditor Trust seeks recovery of funds that funds and other shareholders received in connection with the LBO based on allegations, under state law, of fraudulent conveyance. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Funds.

FINANCIAL STATEMENTS

The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 29, 2012 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this Statement of Additional Information by reference. The Funds’ Annual Reports for the fiscal year ended February 29, 2012 were filed electronically with the SEC on Form N-CSR on May 2, 2012 (Accession No.0001193125-12-203265).

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Apendix A

GMO TRUST

SPECIMEN PRICE MAKE-UP SHEETS

Following are computations for each Fund of the total offering price per share of Class M shares of beneficial interest of the Fund that are offered through the Prospectus and that had Class M shares of beneficial interest outstanding as of February 29, 2012, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 29, 2012.

U.S. Core Equity Fund
Net Assets at Value (Equivalent to $13.05 per share based on 93,252 shares of beneficial interest outstanding)	$1,217,157
Offering Price	$13.05
U.S. Growth Fund
Net Assets at Value (Equivalent to $20.46 per share based on 29,373 shares of beneficial interest outstanding)	$601,116
Offering Price	$20.46
International Intrinsic Value Fund
Net Assets at Value (Equivalent to $20.11 per share based on 605,907shares of beneficial interest outstanding)	$12,183,056
Offering Price	$20.11
Emerging Countries Fund
Net Assets at Value (Equivalent to $10.87 per share based on 3,049,887 shares of beneficial interest outstanding)	$33,149,204
Offering Price	$10.87

A-1

Apendix B

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months. The following are excerpts from Moody’s short-term ratings definitions:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s. Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Appendix C

GMO TRUST

PROXY VOTING POLICY

Adopted September 16, 2003, Revised March 11, 2010

I. Statement of Policy

GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).

The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.

II. Standard

The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.

III. Review of Proxy Voting Procedures

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV. Securities Lending

When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

V. Certain Non-U.S. Markets

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.

VI. Disclosure

The following disclosure shall be provided:

A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

GMO AUSTRALASIA LLC

(TOGETHER “GMO”)

PROXY VOTING POLICIES AND PROCEDURES

Amended and Restated as of May 12, 2011

Amended as of December 12, 2011

I.	Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.	Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services Group, Inc. (“ISS”) as its proxy voting agent to:

(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

III.	Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.	Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of ISS; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.

V.	Special Procedures for Voting Shares of GMO Trust

GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients and vote on accordance with those instructions.

VI.	Special Procedures for Voting Shares of GMO Series Trust

GMO also serves as investment adviser for the GMO Series Trust family of registered mutual funds. Each series of GMO Series Trust is a “Feeder Fund” investing substantially of its assets in shares of a corresponding series of GMO Trust (each a “Master Fund”) in reliance on Section 12(d)(1)(E) of the Investment Company Act of 1940 (the “1940 Act”). In accordance with Section 12(d)(1)(E) of the 1940 Act, GMO will either (i) seek instructions from a Feeder Fund’s holders with regard to the voting of all proxies with respect to the Feeder Fund’s shares in the corresponding Master Fund and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the corresponding Master Fund held by a Feeder Fund in the same proportion as the vote of all other holders of the Master Fund

VII.	Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VIII.	Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A

2012 U.S. Proxy Voting Concise Guidelines

December 20, 2011

Institutional Shareholder Services Inc.

Copyright © 2011 by ISS.

www.issgovernance.com

2012 U.S. Proxy Voting Concise Guidelines

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS’ 2012 proxy voting guidelines can be found at

http://www.issgovernance.com/files/2012USSummaryGuidelines.pdf

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability

2.	Board Responsiveness

3.	Director Independence

4.	Director Competence

1.	Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Problematic Takeover Defenses:

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill’s adoption relative to the date of the next meeting of shareholders — i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

[2]

A new “nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;

2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;

2.3.	The board failed to act on takeover offers where the majority of shares are tendered;

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote CASE-BY-CASE on the entire board if:

2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year’s support level on the company’s say-on-pay proposal.

3.	Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	Independent directors make up less than a majority of the directors.

4.	Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting.

These reasons for directors absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards; or

4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own?withhold only at their outside boards.

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Shareholder Rights & Defenses

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

•	Whether the company has the following good governance features:

•	An annually elected board;

•	A majority vote standard in uncontested director elections; and

•	The absence of a poison pill, unless the pill was approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills — Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

[3]

“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process—Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

the deal makers competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay — MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•	There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

•	A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

•	Magnitude of pay misalignment;

•	Contribution of non-performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[4] Alignment:

•	The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years — i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following

[4]

The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The ratio of performance-based compensation to overall compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits repricing;

•	A pay-for-performance misalignment is found;

•	The company’s three year burn rate exceeds the burn rate cap of its industry group;

•	The plan has a liberal change-of-control definition; or

•	The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, ISS considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Political Spending & Lobbying Activities

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote AGAINST proposals to publish in newspapers and other media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Generally vote FOR proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities. However, the following will be considered:

•	The company’s current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities, considering:

•	The company’s current disclosure of relevant policies and oversight mechanisms;

•	Recent significant controversies, fines, or litigation related to the company’s public policy activities; and

•	The impact that the policy issues may have on the company’s business operations.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

Hydraulic Fracturing

Generally vote FOR proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Disclosure/Disclaimer

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS’ 2012 U.S. Proxy Voting Concise Guidelines

2012 International Proxy Voting Summary Guidelines

Dec. 19, 2011

Institutional Shareholder Services Inc.

Copyright© 2011 by ISS

www.issgovernance.com

INTRODUCTION

The primary purpose of a public corporation is to create sustainable value for its shareowners. To that end, ISS designs its proxy voting guidelines to enhance shareholders’ long-term economic interests. ISS’ Benchmark proxy voting guidelines serve as a tool to assist institutional investors in meeting their fiduciary requirements with respect to voting by promoting shareholder value creation and risk mitigation at their portfolio firms.

ISS reviews and updates its proxy voting guidelines each year, taking into account emerging issues and trends, the evolution of market standards, regulatory changes, and feedback provided by ISS’ institutional clients.

ISS robust and transparent policy formulation process includes an exhaustive review of relevant empirical studies and other factual data, an annual policy survey of institutional clients and corporate issuers, policy roundtables with a wide range of industry constituents, and an open comment period on draft policy changes. ISS also conducts internal research to validate assumptions and policy positions.

The Benchmark Policy Guidelines consider market-specific recommended best practices, transparency, and disclosure when addressing issues such as board structure, director accountability, corporate governance standards, executive compensation, shareholder rights, corporate transactions, and social/environmental issues.

ISS’ policy guidelines require the consideration of company-specific circumstances. When issuing a vote recommendation on a proposal, ISS considers historical operating and investment performance, company disclosure (and proponent/dissident disclosure, if applicable), the company’s governance structure and historical practices, and its industry.

In applying these policies, ISS often engages with public issuers, shareholders, activists, and other stakeholders to seek additional information and to gain insight and context in order to provide our clients with informed vote recommendations. This engagement process enhances dialogue and promotes a higher level of understanding between investors and the companies in which they invest.

In formulating proxy voting policies, ISS assesses the potential costs and benefits of the adoption or rejection of the underlying ballot items. Where the economic impact of a ballot item is not apparent and may involve trade-offs, the guidelines direct analysts to consider the economic consequences as well as potential risks to shareholders of approval.

This document presents ISS’ Benchmark International Corporate Governance Policies. The document, along with other policy documents, is available on our Web site under the Policy Gateway. If you have any questions, please contact usresearch@issgovernance.com.

These policies will be effective for meetings on or after Feb. 1, 2012.

ISS’ 2012 International Proxy Voting Summary Guidelines

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

ISS’ 2012 International Proxy Voting Summary Guidelines

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

ISS’ 2012 International Proxy Voting Summary Guidelines

2. BOARD OF DIRECTORS

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS International Classification of Directors on the following page.]

ISS’ 2012 International Proxy Voting Summary Guidelines

ISS Classification of Directors—International Policy 2011

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material [5] connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

ISS’ 2012 International Proxy Voting Summary Guidelines

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

ISS’ 2012 International Proxy Voting Summary Guidelines

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

ISS’ 2012 International Proxy Voting Summary Guidelines

3. CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

ISS’ 2012 International Proxy Voting Summary Guidelines

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders interests. In such cases, the authority must comply with the following criteria:

ISS’ 2012 International Proxy Voting Summary Guidelines

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

ISS’ 2012 International Proxy Voting Summary Guidelines

4. COMPENSATION

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY¬CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE¬BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

ISS’ 2012 International Proxy Voting Summary Guidelines

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation—Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction—How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale—Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest—Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance—Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

ISS’ 2012 International Proxy Voting Summary Guidelines

Related-Party Transactions

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

ISS’ 2012 International Proxy Voting Summary Guidelines

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

ISS’ 2012 International Proxy Voting Summary Guidelines

Exhibit B (as amended February 2, 2009)

Modifications to recommendations set forth in the ISS Proxy Voting Manual

Shareholder Ability to Act by Written Consent

Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.

Vote AGAINST proposals to allow or make easier shareholder action by written consent.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting.

Vote AGAINST proposals to restore or provide for cumulative voting.

Incumbent Director Nominees

Vote WITH management’s recommendations regarding incumbent director nominees.

GMO Trust

Multiple Classes—Supplemental Information

Class Designations

In addition to the classes of shares identified in the GMO Trust Prospectus dated June 30, 2012 (the “Multi-Class Prospectus”) and GMO Trust Class M Shares Prospectus dated June 30, 2012 (the “Class M Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”) as being currently offered by each Fund of GMO Trust (the “Trust”), each Fund of the Trust may also from time to time issue one or more of the following classes of shares: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares and Class MF Shares. Exhibit A to this Supplement identifies the classes (except Class M and Class MF) each Fund may offer; Exhibit B to this Supplement identifies the Funds that may offer Class M Shares; and Exhibit C to this Supplement identifies the Funds that may offer Class MF Shares. Exhibit D to this Supplement sets forth performance information for classes of shares not currently offered, but which have been previously offered. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII and Class VIII Shares is the level of shareholder service fee (“Shareholder Service Fee”) that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee generally is lower for classes that require greater total assets under management of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Class M Shares are subject to a Rule 12b-1 fee and an administration fee, but not a Shareholder Service Fee. Class MF Shares are subject to a supplemental support fee (“Supplemental Support Fee”), but not a Shareholder Service Fee.

Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust’s prospectuses or statements of additional information prior to the commencement of sale of such shares (the “Registration Statement”). Each such class will bear the same purchase premium and redemption fees, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.

Class Eligibility

Class eligibility is generally dependent on the size of the client’s total assets under the management of GMO, the Trust’s investment adviser, and its affiliates, the size of the client’s total investment in the particular Fund of the Trust, or a combination of both, as described from time to time in the Registration Statement. Investors purchasing through third-party intermediaries will be eligible to purchase Class M Shares (to the extent available). Investors that are retail mutual funds seeking supplemental support services will be eligible to purchase Class MF shares (to the extent available).

Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectuses. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares. The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

Class Characteristics

Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII and Class VIII Shares

The sole difference among the various classes of shares is the level of Shareholder Service Fee borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail under “Fees and Expenses” for that Fund in the Multi-Class Prospectus.

Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund (other than an asset allocation fund) will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is generally lower for classes that require greater total assets under GMO’s management.

All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

Class M Shares

Class M Shares are subject to a Rule 12b-1 fee pursuant to a distribution and service (12b-1) plan (the “Distribution (12b-1) Plan”), and an administration fee (“Administration Fee”) pursuant to an administration agreement. The Distribution (12b-1) Plan provides for payments at annual rates not to exceed 1.00% of each Fund’s average daily net assets attributable to its Class M Shares and is intended to pay for the sale and distribution of Class M Shares and for services provided to Class M shareholders. The Trustees currently limit payments on the Class M Shares under the Distribution (12b-1) Plan to 0.25% of each Fund’s average daily net assets attributable to its Class M Shares. The Funds that have currently adopted the Distribution (12b-1) Plan with respect to their Class M Shares are set forth in Exhibit B hereto.

In addition, Class M Shares of each Fund pay GMO the Administration Fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Administration Fee borne by the Class M Shares of each Fund is set forth in Exhibit B hereto. The expenses associated with an investment in Class M Shares currently being offered by a Fund are described in detail in the Class M Prospectus under “Fees and Expenses.”

The Class M Shares of a Fund bear the same level of purchase premium and/or redemption fee, if any, as all other classes of the same Fund.

Class MF Shares

Class MF Shares of each Fund pay GMO the Supplemental Support Fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing supplemental support with respect to Class MF shareholders and their investment advisers. The Supplemental Support Fee borne by the Class MF Shares of each Fund is set forth in Exhibit C hereto. The expenses associated with an investment in Class MF Shares currently being offered by a Fund are described in detail in the Multi-Class Prospectus under “Fees and Expenses.”

The Class MF Shares of a Fund bear the same level of purchase premium and/or redemption fee, if any, as all other classes of the same Fund.

Conversion and Exchange Features

Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Prospectuses. Conversion and exchange features for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares.

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

Class I Shares

Fund	Service Fee
GMO Real Estate Fund	0.28%
GMO International Intrinsic Value Fund	0.28%
GMO Currency Hedged International Equity Fund	0.28%
GMO Foreign Fund	0.28%
GMO Core Plus Bond Fund	0.28%
GMO International Small Companies Fund	0.28%
GMO Emerging Markets Fund	0.28%
GMO Domestic Bond Fund	0.28%
GMO Alpha Only Fund	0.28%
GMO International Bond Fund	0.28%
GMO Currency Hedged International Bond Fund	0.28%
GMO Global Bond Fund	0.28%
GMO Emerging Country Debt Fund	0.28%
GMO Emerging Countries Fund	0.28%
GMO Tax-Managed International Equities Fund	0.28%
GMO International Equity Allocation Fund	0.13%
GMO Global Equity Allocation Fund	0.13%
GMO Global Asset Allocation Fund	0.13%
GMO Benchmark-Free Allocation Fund	0.13%
GMO U.S. Equity Allocation Fund	0.13%

Class II Shares

Fund	Service Fee
GMO Quality Fund	0.22%
GMO Real Estate Fund	0.22%
GMO International Intrinsic Value Fund	0.22%
GMO Currency Hedged International Equity Fund	0.22%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO Foreign Fund	0.22%
GMO Core Plus Bond Fund	0.22%
GMO International Small Companies Fund	0.22%
GMO Emerging Markets Fund	0.22%
GMO Emerging Domestic Opportunities Fund	0.22%
GMO Domestic Bond Fund	0.22%
GMO Alpha Only Fund	0.22%
GMO International Bond Fund	0.22%
GMO Currency Hedged International Bond Fund	0.22%
GMO Global Bond Fund	0.22%
GMO Emerging Country Debt Fund	0.22%
GMO Emerging Countries Fund	0.22%
GMO Tax-Managed International Equities Fund	0.22%
GMO International Equity Allocation Fund	0.07%
GMO Global Equity Allocation Fund	0.07%
GMO Global Asset Allocation Fund	0.07%
GMO Benchmark-Free Allocation Fund	0.07%
GMO U.S. Equity Allocation Fund	0.07%
GMO International Intrinsic Value Extended Markets Fund	0.22%
Class III Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.15%
GMO Quality Fund	0.15%
GMO U.S. Intrinsic Value Fund	0.15%
GMO U.S. Growth Fund	0.15%
GMO U.S. Small/Mid Cap Fund	0.15%
GMO Real Estate Fund	0.15%
GMO International Core Equity Fund	0.15%
GMO International Intrinsic Value Fund	0.15%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO International Large/Mid Cap Value Fund	0.15%
GMO International Growth Equity Fund	0.15%
GMO Core Plus Bond Fund	0.15%
GMO International Small Companies Fund	0.15%
GMO Asset Allocation International Small Companies Fund	0.15%
GMO Emerging Markets Fund	0.15%
GMO Emerging Domestic Opportunities Fund	0.15%
GMO Domestic Bond Fund	0.15%
GMO Short-Duration Investment Fund	0.15%
GMO Alpha Only Fund	0.15%
GMO International Bond Fund	0.15%
GMO Strategic Fixed Income Fund	0.15%
GMO Currency Hedged International Bond Fund	0.15%
GMO Global Bond Fund	0.15%
GMO Emerging Country Debt Fund	0.15%
GMO Emerging Countries Fund	0.15%
GMO Short-Duration Collateral Share Fund	0.15%
GMO Inflation Indexed Plus Bond Fund	0.15%
GMO Tax-Managed International Equities Fund	0.15%
GMO Currency Hedged International Equity Fund	0.15%
GMO Foreign Fund	0.15%
GMO Foreign Small Companies Fund	0.15%
GMO Developed World Stock Fund	0.15%
GMO Asset Allocation Bond Fund	0.15%
GMO Asset Allocation International Bond Fund	0.15%
GMO Taiwan Fund	0.15%
GMO Flexible Equities Fund	0.15%
GMO International Equity Allocation Fund	0.00%
GMO International Opportunities Equity Allocation Fund	0.00%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO Global Equity Allocation Fund	0.00%
GMO Global Asset Allocation Fund	0.00%
GMO Benchmark-Free Allocation Fund	0.15%
GMO Strategic Opportunities Allocation Fund	0.00%
GMO U.S. Equity Allocation Fund	0.00%
GMO World Opportunities Equity Allocation Fund	0.00%
GMO International Intrinsic Value Extended Markets Fund	0.15%
GMO Global Focused Equity Fund	0.15%
GMO Resources Fund	0.15%

Class IV Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.10%
GMO Quality Fund	0.105%
GMO U.S. Intrinsic Value Fund	0.10%
GMO U.S. Growth Fund	0.10%
GMO U.S. Small/Mid Cap Fund	0.10%
GMO Real Estate Fund	0.12%
GMO International Core Equity Fund	0.09%
GMO International Intrinsic Value Fund	0.09%
GMO International Large/Mid Cap Value Fund	0.09%
GMO International Growth Equity Fund	0.09%
GMO Tax-Managed International Equities Fund	0.09%
GMO Currency Hedged International Equity Fund	0.09%
GMO Foreign Fund	0.09%
GMO International Small Companies Fund	0.11%
GMO Foreign Small Companies Fund	0.10%
GMO Emerging Markets Fund	0.105%
GMO Emerging Domestic Opportunities Fund	0.105%
GMO Domestic Bond Fund	0.13%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO Core Plus Bond Fund	0.10%
GMO International Bond Fund	0.13%
GMO Strategic Fixed Income Fund	0.10%
GMO Global Bond Fund	0.13%
GMO Currency Hedged International Bond Fund	0.13%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Short-Duration Collateral Share Fund	0.10%
GMO Inflation Indexed Plus Bond Fund	0.10%
GMO Emerging Countries Fund	0.10%
GMO Developed World Stock Fund	0.10%
GMO U.S. Equity Allocation Fund	0.12%
GMO International Intrinsic Value Extended Markets Fund	0.09%
GMO Global Focused Equity Fund	0.10%
GMO Resources Fund	0.10%
GMO Benchmark-Free Allocation Fund	0.10%

Class V Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.085%
GMO U.S. Intrinsic Value Fund	0.085%
GMO Quality Fund	0.085%
GMO U.S. Growth Fund	0.085%
GMO U.S. Small/Mid Cap Fund	0.085%
GMO Real Estate Fund	0.09%
GMO International Intrinsic Value Fund	0.085%
GMO Currency Hedged International Equity Fund	0.07%
GMO Foreign Fund	0.10%
GMO International Small Companies Fund	0.07%
GMO Emerging Markets Fund	0.085%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO International Core Equity Fund	0.085%
GMO International Large/Mid Cap Value Fund	0.085%
GMO International Growth Equity Fund	0.085%
GMO Emerging Domestic Opportunities Fund	0.085%
GMO Domestic Bond Fund	0.12%
GMO Core Plus Bond Fund	0.12%
GMO Short-Duration Collateral Share Fund	0.085%
GMO International Bond Fund	0.12%
GMO Strategic Fixed Income Fund	0.085%
GMO Currency Hedged International Bond Fund	0.12%
GMO Global Bond Fund	0.12%
GMO Emerging Country Debt Fund	0.12%
GMO Alpha Only Fund	0.12%
GMO Inflation Indexed Plus Bond Fund	0.085%
GMO Emerging Countries Fund	0.05%
GMO Developed World Stock Fund	0.085%
GMO U.S. Equity Allocation Fund	0.09%
GMO International Intrinsic Value Extended Markets Fund	0.085%
GMO Global Focused Equity Fund	0.085%
GMO Resources Fund	0.085%

Class VI Shares

Fund	Service Fee
GMO U.S. Core Equity Fund	0.055%
GMO Quality Fund	0.055%
GMO U.S. Growth Fund	0.055%
GMO U.S. Small/Mid Cap Fund	0.055%
GMO U.S. Intrinsic Value Fund	0.055%
GMO International Core Equity Fund	0.055%
GMO International Large/Mid Cap Value Fund	0.055%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

GMO International Growth Equity Fund	0.055%
GMO Real Estate Fund	0.07%
GMO International Intrinsic Value Fund	0.055%
GMO Currency Hedged International Equity Fund	0.04%
GMO Foreign Fund	0.08%
GMO International Small Companies Fund	0.04%
GMO Emerging Markets Fund	0.055%
GMO Emerging Domestic Opportunities Fund	0.055%
GMO Domestic Bond Fund	0.055%
GMO Short-Duration Collateral Share Fund	0.055%
GMO Core Plus Bond Fund	0.10%
GMO International Bond Fund	0.10%
GMO Strategic Fixed Income Fund	0.055%
GMO Currency Hedged International Bond Fund	0.10%
GMO Global Bond Fund	0.10%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Inflation Indexed Plus Bond Fund	0.055%
GMO Emerging Countries Fund	0.02%
GMO U.S. Equity Allocation Fund	0.07%
GMO Developed World Stock Fund	0.055%
GMO Asset Allocation Bond Fund	0.055%
GMO Asset Allocation International Bond Fund	0.055%
GMO Taiwan Fund	0.055%
GMO Flexible Equities Fund	0.055%
GMO International Intrinsic Value Extended Markets Fund	0.055%
GMO Global Focused Equity Fund	0.055%
GMO Resources Fund	0.055%

EXHIBIT A:  SHAREHOLDER SERVICE FEE SCHEDULE

Class VII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.06%
GMO International Bond Fund	0.06%
GMO Currency Hedged International Bond Fund	0.06%
GMO Global Bond Fund	0.06%

Class VIII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.01%
GMO International Bond Fund	0.01%
GMO Currency Hedged International Bond Fund	0.01%
GMO Global Bond Fund	0.01%

EXHIBIT B: ADMINISTRATION FEE SCHEDULE

Fund	Administration Fee
GMO U.S. Core Equity Fund	0.20%
GMO U.S. Growth Fund	0.20%
GMO Real Estate Fund	0.20%
GMO International Intrinsic Value Fund	0.20%
GMO Currency Hedged International Equity Fund	0.20%
GMO Foreign Fund	0.20%
GMO Emerging Countries Fund	0.20%
GMO Quality Fund	0.20%
GMO Domestic Bond Fund	0.20%
GMO Core Plus Bond Fund	0.20%
GMO International Bond Fund	0.20%
GMO Currency Hedged International Bond Fund	0.20%
GMO Global Bond Fund	0.20%
GMO Short-Duration Investment Fund	0.20%
GMO Alpha Only Fund	0.20%
GMO U.S. Equity Allocation Fund	0.05%
GMO International Equity Allocation Fund	0.05%
GMO Global Asset Allocation Fund	0.05%
GMO Global Equity Allocation Fund	0.05%
GMO Benchmark-Free Allocation Fund	0.05%

EXHIBIT C: SUPPLEMENTAL SUPPORT FEE SCHEDULE

Fund	Supplemental Support Fee
GMO Benchmark-Free Allocation Fund	0.10%

EXHIBIT D: PERFORMANCE INFORMATION

The table below provides some indication of the risks of investing in Class IV Shares of GMO Inflation Indexed Plus Bond Fund by comparing the class’s annual total return for the periods indicated with those of a broad-based index. Performance results in the table reflects payment of the Fund’s expenses; returns for the comparative index do not reflect payment of any fees, expenses, or taxes. Past performance is not an indication of future performance.

Inflation Indexed Plus Bond Fund

Average Annual Total Returns*

Class IV	7/18/2006- 2/13/2008
Return Before Taxes	4.66%
Barclays U.S. Treasury Inflation Notes Index	10.59%

*

Reflects performance from July 18, 2006, the date of the Fund’s inception, through February 13, 2008, the date on which all shareholders of Class IV shares of Inflation Indexed Plus Bond Fund redeemed their shares and Class IV ceased operations.

GMO TRUST

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	1.	Amended and Restated Agreement and Declaration of Trust of GMO Trust (the “Trust” or “Registrant”), dated September 10, 2009 (the “Declaration of Trust”);[28]

2.	Amendment No. 1 to the Declaration of Trust;[29]

3.	Amendment No. 2 to the Declaration of Trust;[33]

4.	Amendment No. 3 to the Declaration of Trust;[35]

5.	Amendment No. 4 to the Declaration of Trust;[36]

6.	Amendment No. 5 to the Declaration of Trust;[39]

7.	Amendment No. 6 to the Declaration of Trust;[39]

8.	Amendment No. 7 to the Declaration of Trust;[39]

9.	Amendment No. 8 to the Declaration of Trust;[42] and

10.	Amendment No. 9 to the Declaration of Trust.[43]

(b)	Amended and Restated By-laws of the Trust, effective as of March 1, 2007 (the “By-laws”).[19]

(c)	1.	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Declaration of Trust, which is hereby incorporated by reference;[28] and

2.	Please refer to Article 11 (Meetings of Shareholders) of the By-laws, which is hereby incorporated by reference.[19]

(d)	1.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Intrinsic Value Fund (formerly “GMO International Core Fund”), and GMO;[22]

2.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Equity Fund (formerly “GMO Currency Hedged International Core Fund”), and GMO;[18]

3.	Form of Management Contract between the Trust, on behalf of GMO International Small Companies Fund, and GMO;[18]

4.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Fund (formerly “GMO Evolving Countries Fund”), and GMO; [18]

5.	Form of Management Contract between the Trust, on behalf of GMO Domestic Bond Fund, and GMO;[18]

6.	Form of Management Contract between the Trust, on behalf of GMO International Bond Fund, and GMO;[18]

7.	Form of Management Contract between the Trust, on behalf of GMO Currency Hedged International Bond Fund, and GMO;[18]

8.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Fund, and GMO;[18]

1

9.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Investment Fund (formerly “GMO Short-Term Income Fund”), and GMO;[18]

10.	Form of Management Contract between the Trust, on behalf of GMO Alpha Only Fund (formerly “GMO Global Hedged Equity Fund”), and GMO;[18]

11.	Amended and Restated Management Contract, dated as of January 1, 2012, between the Trust, on behalf of GMO Benchmark-Free Allocation Fund, and GMO; [41]

12.

Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO U.S. Equity Allocation Fund (formerly “GMO U.S. Sector Fund” and “GMO U.S. Sector Allocation Fund”), and GMO;[18]

13.	Form of Management Contract between the Trust, on behalf of GMO Taiwan Fund, and GMO;[18]

14.	Form of Management Contract between the Trust, on behalf of GMO Global Bond Fund, and GMO;[18]

15.	Form of Amended and Restated Management Contract, dated as of June 30, 2006, between the Trust, on behalf of GMO Real Estate Fund (formerly “GMO REIT Fund”), and GMO;[18]

16.	Form of Management Contract between the Trust, on behalf of GMO Foreign Fund, and GMO;[18]

17.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Fund, and GMO;[1]

18.

Form of Management Contract between the Trust, on behalf of GMO Global Asset Allocation Fund (formerly “GMO Global Balanced Asset Allocation Fund,” “GMO World Balanced Allocation Fund,” and “GMO World Equity Allocation Fund”), and GMO;[2]

19.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Fund (formerly “GMO Global (U.S.+) Equity Allocation Fund”), and GMO;[2]

20.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Fund (formerly “GMO U.S. Bond/Global Alpha A Fund” and “GMO Global Fund”), and GMO;[18]

21.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Tax-Managed International Equities Fund, and GMO;[22]

22.	Form of Management Contract between the Trust, on behalf of GMO Special Purpose Holding Fund (formerly “GMO Alpha LIBOR Fund”), and GMO;[3]

23.	Form of Management Contract between the Trust, on behalf of GMO Foreign Small Companies Fund, and GMO;[4]

24.	Form of Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Fund, and GMO;[7]

25.	Form of Management Contract between the Trust, on behalf of GMO Quality Fund (formerly “GMO U.S. Quality Equity Fund”), and GMO;[9]

2

26.	Form of Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Fund, and GMO;[10]

27.	Form of Management Contract between the Trust, on behalf of GMO Strategic Opportunities Allocation Fund (formerly “GMO Strategic Balanced Allocation Fund”), and GMO;[11]

28.	Form of Management Contract between the Trust, on behalf of GMO World Opportunities Equity Allocation Fund, and GMO;[11]

29.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Developed World Stock Fund, and GMO;[22]

30.	Form of Management Contract between the Trust, on behalf of GMO U.S. Core Equity Fund, and GMO;[14]

31.	Form of Management Contract between the Trust, on behalf of GMO U.S. Intrinsic Value Fund, and GMO;[14]

32.	Form of Management Contract between the Trust, on behalf of GMO U.S. Growth Fund, and GMO;[14]

33.	Form of Management Contract between the Trust, on behalf of GMO U.S. Small/Mid Cap Fund (formerly “GMO U.S. Small/Mid Cap Value Fund”), and GMO;[14]

34.	Form of Management Contract between the Trust, on behalf of GMO International Core Equity Fund, and GMO;[14]

35.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Growth Equity Fund, and GMO;[22]

36.	Management Contract between the Trust, on behalf of GMO Short-Duration Collateral Share Fund, and GMO;[15]

37.	Management Contract between the Trust, on behalf of GMO Strategic Fixed Income Fund, and GMO;[16]

38.	Management Contract between the Trust, on behalf of GMO International Opportunities Equity Allocation Fund, and GMO;[16]

39.	Management Contract between the Trust, on behalf of GMO Inflation Indexed Plus Bond Fund, and GMO;[17]

40.	Management Contract between the Trust, on behalf of GMO Special Situations Fund, and GMO;[21]

41.	Management Contract between the Trust, on behalf of GMO Flexible Equities Fund, and GMO;[23]

42.	Management Contract between the Trust, on behalf of GMO U.S. Treasury Fund, and GMO;[25]

43.	Management Contract between the Trust, on behalf of GMO Asset Allocation Bond Fund, and GMO;[25]

44.	Management Contract between the Trust, on behalf of GMO Asset Allocation International Bond Fund, and GMO;[26]

45.	Amended and Restated Management Contract, dated as of August 12, 2009, between the Trust, on behalf of GMO Emerging Markets Fund, and GMO;[28]

3

46.	Amended and Restated Management Contract, dated as of June 25, 2010, between the Trust, on behalf of GMO Alternative Asset Opportunity Fund, and GMO;[31]

47.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO Debt Opportunities Fund, and GMO;[29]

48.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO High Quality Short-Duration Bond Fund, and GMO;[29]

49.	Management Contract, dated as of August 2, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and GMO;[33]

50.	Management Contract, dated as of May 20, 2011, between the Trust, on behalf of GMO Benchmark-Free Fund, and GMO;[35]

51.	Management Contract, dated as of June 30, 2011, between the Trust, on behalf of GMO International Large/Mid Cap Value Fund (formerly “GMO International Large Cap Value Fund”), and GMO;[37]

52.	Management Contract, dated as of June 30, 2011, between the Trust, on behalf of GMO Asset Allocation International Small Companies Fund, and GMO;[37]

53.	Management Contract, dated as of September 12, 2011, between the Trust, on behalf of GMO Global Focused Equity Fund, and GMO;[38]

54.	Management Contract, dated as of September 12, 2011, between the Trust, on behalf of GMO International Intrinsic Value Emerging Markets Fund, and GMO;[38]

55.	Management Contract, dated as of December 6, 2011, between the Trust, on behalf of GMO Resources Fund, and GMO;[39]

56.	Management Contract, dated as of December 5, 2011, between the Trust, on behalf of GMO Implementation Fund, and GMO;[40] and

57.	Form of Management Contract between the Trust, on behalf of GMO U.S. Flexible Equities Fund, and GMO.[42]

(e)	1.

Amended and Restated Distribution Agreement (the “Distribution Agreement”), effective June 30, 2012, between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC;[43]

(i)	Schedule A to the Distribution Agreement amended as of June 30, 2012.[43]

(f)	None.

(g)	1.

Form of Custodian Agreement (the “IBT Custodian Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and Investors Bank & Trust Company (“IBT”), as amended from time to time to include GMO Domestic Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Emerging Country Debt Fund, GMO Benchmark-Free Allocation Fund, GMO U.S. Equity Allocation Fund, GMO Global Bond Fund, GMO Real Estate Fund, GMO International Equity Allocation Fund, GMO Global

4

Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, and GMO U.S. Flexible Equities Fund;[18]

(i)	Letter Amendment to the IBT Custodian Agreement, dated May 30, 2003, among the Trust, GMO and IBT;[8]

(ii)

Letter Amendment to the IBT Custodian Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank and Trust Company (“State Street Bank”) (as successor by merger to IBT);[21]

(iii)

Letter Amendment to the IBT Custodian Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

(iv)

Form of Letter Amendment to the IBT Custodian Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[26]

(v)

Form of Letter Amendment to the IBT Custodian Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[29]

(vi)	Form of Letter Amendment to the IBT Custodian Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[35]

(vii)	Form of Letter Amendment to the IBT Custodian Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[40] and

(viii)	Form of Letter Amendment to the IBT Custodian Agreement, dated March 2012, among the Trust, on behalf of GMO U.S. Flexible Equities Fund, GMO and State Street Bank (as successor by merger to IBT).[42]

5

2.

Form of Custodian Agreement (the “BBH Custodian Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and Brown Brothers Harriman & Co. (“BBH”), as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO Flexible Equities Fund, GMO Emerging Domestic Opportunities Fund, GMO International Large/Mid Cap Value Fund, GMO Asset Allocation International Small Companies Fund, GMO Global Focused Equity Fund, GMO International Intrinsic Value Emerging Markets Fund, and GMO Resources Fund;[6]

(i)	Letter Amendment to the BBH Custodian Agreement, dated June 4, 2003, among the Trust and BBH;[8]

(ii)	Letter Amendment to the BBH Custodian Agreement, dated June 16, 2008, among the Trust, on behalf of GMO Flexible Equities Fund, and BBH;[23]

(iii)	Amendment to the BBH Custodian Agreement, dated June 30, 2009, among the Trust and BBH;[27]

(iv)	Letter Amendment to the BBH Custodian Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[33]

(v)

Form of Letter Amendment to the BBH Custodian Agreement, dated June 30, 2011, among the Trust, on behalf of GMO International Large/Mid Cap Value Fund and GMO Asset Allocation International Small Companies Fund, and BBH;[37]

(vi)

Form of Letter Amendment to the BBH Custodian Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund and GMO International Intrinsic Value Emerging Markets Fund, and BBH;[38] and

(vii)	Form of Letter Amendment to the BBH Custodian Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[39]

3.

Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and BBH, as amended to include GMO Taiwan Fund, GMO Flexible Equities Fund, GMO Emerging Domestic Opportunities Fund, GMO International Large/Mid Cap Value Fund, GMO Asset Allocation International Small Companies Fund, GMO Global Focused Equity Fund, GMO International Intrinsic Value Emerging Markets Fund, and GMO Resources Fund;[6]

(i)	Form of Second Amendment to the Accounting Agency Agreement, dated November 22, 2005, between the Trust, on behalf of the Funds listed on Schedule I thereto, and BBH;[18]

6

(ii)	Letter Amendment to the Accounting Agency Agreement, dated June 16, 2008, between the Trust, on behalf of GMO Flexible Equities Fund, and BBH; [23]

(iii)	Letter Amendment to the Accounting Agency Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[33]

(iv)

Form of Letter Amendment to the Accounting Agency Agreement, dated June 30, 2011 among the Trust, on behalf of GMO International Large/Mid Cap Value Fund and GMO Asset Allocation International Small Companies Fund, and BBH;[37]

(v)

Form of Letter Amendment to the Accounting Agency Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund and GMO International Intrinsic Value Emerging Markets Fund, and BBH;[38] and

(vi)	Form of Letter Amendment to the Accounting Agency Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[39]

4.

Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule 1 thereto, and BBH, as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO Flexible Equities Fund, GMO Emerging Domestic Opportunities Fund, GMO International Large/Mid Cap Value Fund, GMO Asset Allocation International Small Companies Fund, GMO Global Focused Equity Fund, GMO International Intrinsic Value Emerging Markets Fund, and GMO Resources Fund;[6]

(i)	Letter Amendment to the Delegation Schedule, dated June 16, 2008, between the Trust, on behalf of GMO Flexible Equities Fund, and BBH;[23]

(ii)	Letter Amendment to the Delegation Schedule, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[33]

(iii)

Form of Letter Amendment to the Delegation Schedule, dated June 30, 2011, among the Trust, on behalf of GMO International Large/Mid Cap Value Fund and GMO Asset Allocation International Small Companies Fund, and BBH;[37]

(iv)

Form of Letter Amendment to the Delegation Schedule, dated September 12, 2011, among the Trust, on behalf of GMO Global Focused Equity Fund and GMO International Intrinsic Value Emerging Markets Fund, and BBH;[38] and

(v)	Form of Letter Amendment to the Delegation Schedule, dated December 2011, among the Trust, on behalf of GMO Resources Fund, and BBH.[39]

5.	Form of Amended and Restated Delegation Agreement (the “Delegation Agreement”), dated June 29, 2001, between the Trust, on behalf of GMO

7

Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund, and IBT, as amended from time to time to include GMO Short-Duration Collateral Fund, GMO Alternative Asset Opportunity Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO U.S. Small/Mid Cap Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, and GMO U.S. Flexible Equities Fund;[6]

(i)	Letter Amendment to the Delegation Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank (as successor by merger to IBT);[21]

(ii)

Letter Amendment to the Delegation Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

(iii)

Form of Letter Amendment to the Delegation Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[26]

(iv)

Form of Letter Amendment to the Delegation Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[29]

(v)	Form of Letter Amendment to the Delegation Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[35]

(vi)	Form of Letter Amendment to the Delegation Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[40] and

(vii)	Form of Letter Amendment to the Delegation Agreement, dated March 2012, among the Trust, on behalf of GMO U.S. Flexible Equities Fund, GMO and State Street Bank (as successor by merger to IBT).[42]

8

(h)	1.

Form of Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and IBT, as amended from time to time to include GMO Global Bond Fund, GMO Real Estate Fund, GMO Foreign Fund, GMO International Equity Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Inflation Indexed Bond Fund, GMO Core Plus Bond Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Special Purpose Holding Fund, GMO Foreign Small Companies Fund, GMO Short-Duration Collateral Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO World Opportunities Equity Allocation Fund, GMO Developed World Stock Fund, GMO International Growth Equity Fund, GMO International Core Equity Fund, GMO U.S. Small/Mid Cap Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, GMO U.S. Core Equity Fund, GMO Short-Duration Collateral Share Fund, GMO Strategic Fixed Income Fund, GMO International Opportunities Equity Allocation Fund, GMO Inflation Indexed Plus Bond Fund, GMO Special Situations Fund, GMO Flexible Equities Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Asset Allocation International Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Emerging Domestic Opportunities Fund, GMO Asset Allocation International Small Companies Fund, GMO International Large/Mid Cap Value Fund, GMO Benchmark-Free Fund, GMO Global Focused Equity Fund, GMO International Intrinsic Value Emerging Markets Fund, GMO Resources Fund, GMO Implementation Fund, and GMO U.S. Flexible Equities Fund;[18]

(i)

Letter Amendment to the Transfer Agency and Service Agreement, dated July 25, 2007, among the Trust, on behalf of GMO Special Situations Fund, GMO and State Street Bank (as successor by merger to IBT);[21]

(ii)

Letter Amendment to the Transfer Agency and Service Agreement, dated June 16, 2008, among the Trust, on behalf of GMO Flexible Equities Fund, GMO and State Street Bank (as successor by merger to IBT); [23]

(iii)

Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[25]

(iv)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated June 18, 2009, among the Trust, on behalf of GMO Asset Allocation International Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[26]

(v)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[29]

9

(vi)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated July 30, 2010, among the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT); [33]

(vii)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated May 20, 2011 among the Trust, on behalf of GMO Asset Allocation International Small Companies Fund, GMO International Large/Mid Cap Value Fund, and GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[35]

(viii)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund and GMO International Intrinsic Value Emerging Markets Fund, GMO and State Street Bank (as successor by merger to IBT);[38]

(ix)	Letter Amendment Regarding Fund of Fund Procedures to the Transfer Agency and Service Agreement, dated June 1, 2010, among the Trust, GMO, and State Street Bank (as successor by merger to IBT); [39]

(x)	Letter Amendment to the Transfer Agency and Service Agreement, dated November 17, 2011 among the Trust, on behalf of GMO Resources Fund, GMO and State Street Bank (as successor by merger to IBT);[39]

(xi)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[40] and

(xii)

Form of Letter Amendment to the Transfer Agency and Service Agreement, dated March 2012, among the Trust, on behalf of GMO U.S. Flexible Equities Fund, GMO and State Street Bank (as successor by merger to IBT).[42]

2.	Notification of Undertaking to Reimburse Selected Fund Expenses and Waive Selected Fees by GMO to the Trust, dated as of June 30, 2012.[43]

3.

Amended and Restated Servicing and Supplemental Support Agreement, dated May 30, 1996, as amended and restated effective June 30, 2012, between the Trust, on behalf of certain Funds listed on Exhibit I thereto, and GMO.[43]

(i)	Opinion and Consent of Ropes & Gray LLP—previously filed with the Securities and Exchange Commission (the “SEC”).

(j)	Consent of Independent Registered Public Accounting Firm—Exhibit (j).

10

(k)	Financial Statements—Not applicable.

(l)	None.

(m)	1.

GMO Trust Amended and Restated Distribution and Service Plan (Class M), dated as of November 15, 2001, as amended and restated as of June 30, 2012, on behalf of certain Funds listed on Appendix A thereto;[43]

2.	Amended and Restated Administration Agreement, dated as of June 30, 2012, on behalf of certain Funds listed on Exhibit I thereto;[43]

3.

Form of Service Agreement (“Service Agreement”), dated October 1, 2001, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto, as Schedule A may be amended from time to time;[5]

(i)	Second Amendment to Service Agreement, dated September 9, 2005, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto;[18] and

(ii)

Assignment Agreement, effective as of April 2, 2007, between Wachovia Bank, Ameriprise Financial Services, Inc. (f/k/a American Express Financial Advisors Inc.) and the Trust, on behalf of certain Funds listed on Schedule A thereto.[20]

4.	Form of Services Agreement, dated as of March 2002, between Fidelity Brokerage Services LLC and National Financial Services LLC, and the Trust, on behalf of certain Funds listed on Exhibit B thereto.[6]

5.

Funds Trading Agreement (“Funds Trading Agreement”), dated July 1, 2001, between Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), IBT, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(i)	Second Amendment to Funds Trading Agreement, dated as of April 1, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(ii)	Third Amendment to Funds Trading Agreement, dated as of November 28, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(iii)	Fourth Amendment to Funds Trading Agreement, dated as of April 1, 2004, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(iv)	Fifth Amendment to Funds Trading Agreement, dated as of February 1, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18]

(v)	Sixth Amendment to Funds Trading Agreement, dated as of July, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[18] and

11

(vi)	Seventh Amendment to Funds Trading Agreement, dated as of September, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[18]

6.	Form of Funds Trading Agreement (“BBH Funds Trading Agreement”), dated July 1, 2001, between FIIOC, IBT, BBH, GMO and the Trust on behalf of certain Funds listed on Exhibit A thereto;[6]

(i)	Form of First Amendment to the BBH Funds Trading Agreement, dated January 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[6] and

(ii)	Second Amendment to the BBH Funds Trading Agreement, dated July 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[18]

7.

Form of Shareholder Services Agreement (“Shareholder Services Agreement”), dated as of October 31, 2001, between Citistreet LLC (“Citistreet”) and the Trust, on behalf of certain Funds listed on Attachment A thereto;[8]

(i)	First Amendment to Shareholder Services Agreement, dated as of May 6, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(ii)	Second Amendment to Shareholder Services Agreement, dated as of October 15, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(iii)	Third Amendment to Shareholder Services Agreement, dated as of April 30, 2003, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18]

(iv)	Fourth Amendment to Shareholder Services Agreement, dated as of July 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[18] and

(v)	Fifth Amendment to Shareholder Services Agreement, dated as of September 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto.[18]

8.	Operating Agreement (“Operating Agreement”), dated as of April 19, 2000, between Charles Schwab & Co., Inc. (“Schwab”) and the Trust, on behalf of certain Funds listed on Schedule I thereto;[31]

(i)	First Amendment to Operating Agreement, dated as of March 10, 2010, between Schwab and the Trust, on behalf of certain Funds listed on Schedule I thereto.[31]

(n)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996, as amended and restated November 17, 2011.[41]

(o)	Reserved.

(p)	1.

GMO Code of Ethics, dated May 17, 2012, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Netherlands, a branch office of GMO U.K. Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL.[43]

12

2.	GMO Trust Code of Ethics, dated September 5, 2008, adopted by the Trust.[24]

3.	Code of Ethics for the Independent Trustees of GMO Trust, dated as of June 1, 1996, as revised March 24, 2011, adopted by the Board of Trustees of the Trust.[34]

1.	Previously filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940 Act (the “1940 Act”) on March 13, 1996, and hereby incorporated by reference.
2.	Previously filed with the SEC as part of Post-Effective Amendment No. 29 to the Registration Statement under the 1933 Act and Amendment No. 30 to the Registration Statement under the 1940 Act on June 28, 1996, and hereby incorporated by reference.
3.	Previously filed with the SEC as part of Amendment No. 60 to the Registration Statement under the 1940 Act on December 30, 1999, and hereby incorporated by reference.
4.	Previously filed with the SEC as part of Amendment No. 63 to the Registration Statement under the 1940 Act on July 3, 2000, and hereby incorporated by reference.
5.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Amendment No. 76 to the Registration Statement under the 1940 Act on March 1, 2002, and hereby incorporated by reference.
6.	Previously filed with the SEC as part of Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 77 to the Registration Statement under the 1940 Act on May 1, 2002, and hereby incorporated by reference.
7.	Previously filed with the SEC as part of Amendment No. 84 to the Registration Statement under the 1940 Act on November 26, 2002, and hereby incorporated by reference.
8.	Previously filed with the SEC as part of Post-Effective Amendment No. 71 to the Registration Statement under the 1933 Act and Amendment No. 89 to the Registration Statement under the 1940 Act on June 30, 2003, and hereby incorporated by reference.
9.	Previously filed with the SEC as part of Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Amendment No. 90 to the Registration Statement under the 1940 Act on October 31, 2003, and hereby incorporated by reference.
10.	Previously filed with the SEC as part of Amendment No. 126 to the Registration Statement under the 1940 Act on November 18, 2004, and hereby incorporated by reference.
11.	Previously filed with the SEC as part of Post-Effective Amendment No. 105 to the Registration Statement under the 1933 Act and Amendment No. 131 to the Registration Statement under the 1940 Act on March 15, 2005, and hereby incorporated by reference.
12.	Previously filed with the SEC as part of Amendment No. 132 to the Registration Statement under the 1940 Act on March 29, 2005, and hereby incorporated by reference.
13.	Previously filed with the SEC as part of Post-Effective Amendment No. 113 to the Registration Statement under the 1933 Act and Amendment No. 141 to the Registration Statement under the 1940 Act on June 30, 2005, and hereby incorporated by reference.
14.	Previously filed with the SEC as part of Post-Effective Amendment No. 114 to the Registration Statement under the 1933 Act and Amendment No. 142 to the Registration Statement under the 1940 Act on August 17, 2005, and hereby incorporated by reference.
15.	Previously filed with the SEC as part of Post-Effective Amendment No. 118 to the Registration Statement under the 1933 Act and Amendment No. 146 to the Registration Statement under the 1940 Act on March 1, 2006, and hereby incorporated by reference.
16.	Previously filed with the SEC as part of Post-Effective Amendment No. 123 to the Registration Statement under the 1933 Act and Amendment No. 151 to the Registration Statement under the 1940 Act on May 17, 2006, and hereby incorporated by reference.
17.	Previously filed with the SEC as part of Post-Effective Amendment No. 125 to the Registration Statement under the 1933 Act and Amendment No. 153 to the Registration Statement under the 1940 Act on May 31, 2006, and hereby incorporated by reference.
18.	Previously filed with the SEC as part of Amendment No. 154 to the Registration Statement under the 1940 Act on June 28, 2006, and hereby incorporated by reference.

13

19.	Previously filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007, and hereby incorporated by reference.
20.	Previously filed with the SEC as part of Post-Effective Amendment No. 128 to the Registration Statement under the 1933 Act and Amendment No. 158 to the Registration Statement under the 1940 Act on June 29, 2007, and hereby incorporated by reference.
21.	Previously filed with the SEC as part of Amendment No. 159 to the Registration Statement under the 1940 Act on July 27, 2007, and hereby incorporated by reference.
22.	Previously filed with the SEC as part of Amendment No. 161 to the Registration Statement under the 1940 Act on June 27, 2008, and hereby incorporated by reference.
23.	Previously filed with the SEC as part of Amendment No. 163 to the Registration Statement under the 1940 Act on July 25, 2008, and hereby incorporated by reference.
24.	Previously filed with the SEC as part of Amendment No. 164 to the Registration Statement under the 1940 Act on December 24, 2008, and hereby incorporated by reference.
25.	Previously filed with the SEC as part of Post-Effective Amendment No. 133 to the Registration Statement under the 1933 Act and Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009, and hereby incorporated by reference.
26.	Previously filed with the SEC as part of Amendment No. 170 to the Registration Statement under the 1940 Act on June 26, 2009, and hereby incorporated by reference.
27.	Previously filed with the SEC as part of Post-Effective Amendment No. 137 to the Registration Statement under the 1933 Act and Amendment No. 172 to the Registration Statement under the 1940 Act on July 17, 2009, and hereby incorporated by reference.
28.	Previously filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and hereby incorporated by reference.
29.	Previously filed with the SEC as part of Amendment No. 175 to the Registration Statement under the 1940 Act on December 3, 2009, and hereby incorporated by reference.
30.	Previously filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010, and hereby incorporated by reference.
31.	Previously filed with the SEC as part of Amendment No. 178 to the Registration Statement under the 1940 Act on June 25, 2010, and hereby incorporated by reference.
32.	Previously filed with the SEC as part of Post-Effective Amendment No. 142 to the Registration Statement under the 1933 Act and Amendment No. 179 to the Registration Statement under the 1940 Act on June 29, 2010, and hereby incorporated by reference.
33.	Previously filed with the SEC as part of Post-Effective Amendment No. 143 to the Registration Statement under the 1933 Act and Amendment No. 180 to the Registration Statement under the 1940 Act on July 30, 2010, and hereby incorporated by reference.
34.	Previously filed with the SEC as part of Post-Effective Amendment No. 144 to the Registration Statement under the 1933 Act and Amendment No. 181 to the Registration Statement under the 1940 Act on April 15, 2011, and hereby incorporated by reference.
35.	Previously filed with the SEC as part of Amendment No. 183 to the Registration Statement under the 1940 Act on May 20, 2011, and hereby incorporated by reference.
36.	Previously filed with the SEC as part of Amendment No. 184 to the Registration Statement under the 1940 Act on June 24, 2011, and hereby incorporated by reference.
37.	Previously filed with the SEC as part of Post-Effective Amendment No. 146 to the Registration Statement under the 1933 Act and Amendment No. 185 to the Registration Statement under the 1940 Act on June 29, 2011, and hereby incorporated by reference.
38.	Previously filed with the SEC as part of Post-Effective Amendment No. 149 to the Registration Statement under the 1933 Act and Amendment No. 188 to the Registration Statement under the 1940 Act on September 12, 2011, and hereby incorporated by reference.
39.	Previously filed with the SEC as part of Post-Effective Amendment No. 153 to the Registration Statement under the 1933 Act and Amendment No. 192 to the Registration Statement under the 1940 Act on December 6, 2011, and hereby incorporated by reference.
40.	Previously filed with the SEC as part of Amendment No. 193 to the Registration Statement under the 1940 Act on December 8, 2011, and hereby incorporated by reference.
41.	Previously filed with the SEC as part of Amendment No. 156 to the Registration Statement under the 1933 Act and Amendment No. 196 to the Registration Statement under the 1940 Act on December 29, 2011, and hereby incorporated by reference.
42.	Previously filed with the SEC as part of Amendment No. 200 to the Registration Statement under the 1940 Act on March 27, 2012, and hereby incorporated by reference.
43.	Previously filed with the SEC as part of Amendment No. 202 to the Registration Statement under the 1940 Act on June 27, 2012, and hereby incorporated by reference.

14

Item 29.	Persons Controlled by or Under Common Control with a Fund

Controlling Fund	Person Controlled	Nature of Control
GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.(a) (b)	100% ownership(c)
GMO Special Purpose Holding Fund	GMO SPV I, LLC(a) (d)	74.91% ownership(c)

(a)	Included in the controlling Fund’s consolidated financial statements.
(b)	Organized under the laws of Bermuda.
(c)	As of the most recent fiscal year ended February 29, 2012.
(d)	Organized under the laws of the State of Delaware.

Item 30.	Indemnification

Please refer to Article 4 (Indemnification) of the By-laws.

In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.

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Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Name	Position with Investment Adviser	Other Connections
Arjun Divecha	Member, Chairman of the Board of Directors, and Investment Director	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513
R. Jeremy Grantham	Founding Member, Member of the Board of Directors, and Chief Investment Strategist	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; CFA Institute – Investors’ Working Group (IWG) Member, 560 Ray C. Hunt Drive, Charlottesville, VA 22903; Board Member, Imperial College of London – Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics – Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE; Board Member, The Nature Conservancy, 4245 North Fairfax Drive, Suite 100, Arlington, VA 22203; Trustee, The Grantham Foundation for the Protection of the Environment, 40 Rowes Wharf, Boston, MA 02110; Trustee, The Jeremy and Hannelore Grantham Environmental Trust, 40 Rowes Wharf, Boston, MA 02110

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John Rosenblum	Member and Vice Chairman of the Board of Directors	Trustee, American Civil War Center Foundation, 200 S. Third St., Richmond, VA 23219; Chair of the Board, The Apprenticeshop (f/k/a Atlantic Challenge), 643 Main St., Rockland, ME 04841; Treasurer and Board Member, Farnsworth Art Museum, 16 Museum Street, Rockland, ME 04841; Vice Chair of the Board, Maine Media Workshops and Maine Media College, 70 Camden Street, Rockport, ME 04856, Board Member, Maine Chapter, The Nature Conservancy, 14 Maine Street, Brunswick, ME 04011
Eyk Van Otterloo	Founding Member and Member of the Board of Directors	Chairman of the Board, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Board Member, CliniLabs, 423 W. 55th Street, 4th Floor, New York, NY 10019; Member, Board of Commissioners, Groothandelsgebouw NV, 45 Stationsplein P.O. Box 29057, 3001GB Rotterdam, Netherlands

Item 32.	Principal Underwriters

Item 32(a).	Funds Distributor, LLC (“FD”) acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Series Trust

GMO Trust

Munder Series Trust

Mirae Asset Discovery Funds

FD is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. FD has its main address at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 32(b).	Information about Directors and Officers of FD is as follows:

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Director or Officer	Positions and Offices with FD
Mark A. Fairbanks	President and Manager
Richard J. Berthy	Vice President, Treasurer, and Manager
Jennifer E. Hoopes	Secretary
Nanette K. Chern	Vice President and Chief Compliance Officer
Lisa S. Clifford	Vice President and Director of Compliance

The above FD directors and officers do not have positions or offices with the Trust.

Item 32(c).	Distribution and Service (12b-1) Fee Payments by certain Funds of the Trust with respect to the last fiscal year(a):

GMO Fund Name	Class M(b) Distribution and Service (12b-1) Fees March 1, 2011 through February 29, 2012
GMO U.S. Core Equity Fund	$2,899
GMO U.S. Growth Fund	$1,374
GMO International Intrinsic Value Fund	$33,250
GMO Emerging Countries Fund	$66,778

(a)

FD is entitled to receive any distribution and service (12b-1) fees paid by the Class M Shares for services rendered and expenses borne by FD which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto. During the last fiscal year, FD did not retain any of the distribution and service (12b-1) fees paid by the Class M Shares of the Funds and directed that the Funds remit the distribution and service (12b-1) fees directly to certain third party intermediaries who rendered services to the Funds.

(b)	Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FD.

Item 33.	Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, 10 High Street, Suite 302, Boston, MA 02110; the Registrant’s custodian for certain of the Funds, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109; and the Registrant’s custodian for certain of the Funds and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

None.

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Notice

A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 161 under the Securities Act and Amendment No. 203 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of June, 2012.

GMO Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer; Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 161 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	June 29, 2012

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	June 29, 2012

DONALD W. GLAZER* Donald W. Glazer	Trustee	June 29, 2012

PETER TUFANO* Peter Tufano	Trustee	June 29, 2012

PAUL BRAVERMAN* Paul Braverman	Trustee	June 29, 2012

* By:	/s/ Jason Harrison
Jason Harrison
Attorney-in-Fact**

**Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO TRUST JUNE 2012 ANNUAL UPDATE 485(b) FILING

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

(j)	Consent of Independent Registered Public Accounting Firm.

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.